UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — 5.4%
	Bank of Nova Scotia, (Canada),
1,000	0.280%, 07/21/11	1,000
1,000	0.430%, 09/06/11	1,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
1,000	0.380%, 03/14/11	1,000
2,000	0.380%, 05/02/11	2,000
1,000	0.530%, 02/04/11	1,000
	Barclays Bank plc, (United Kingdom),
2,000	0.360%, 04/21/11	2,000
1,750	0.361%, 04/18/11 (m)	1,750
1,000	0.400%, 03/07/11	1,000
	BNP Paribas, (France),
2,000	0.350%, 04/27/11	2,000
2,500	0.361%, 04/20/11	2,499
2,000	0.380%, 05/02/11	2,000
	Caisse des Depots et Consignations,
2,000	0.305%, 02/01/11 (m)	2,000
1,000	0.580%, 09/02/11	1,000
5,000	Clydesdale Bank plc, 0.380%, 02/11/11 (m)	5,000
1,500	Commonwealth Bank of Australia, (Australia), 0.315%, 05/10/11	1,500
1,000	Credit Agricole S.A., 0.290%, 02/03/11 (m)	1,000
	Credit Suisse First Boston LLC, (Switzerland),
1,500	0.280%, 04/27/11	1,500
1,000	0.280%, 05/11/11 (m)	999
	Deutsche Bank AG,
1,500	0.290%, 04/18/11	1,500
2,000	0.330%, 03/21/11	2,000
	HSBC Bank plc,
1,000	0.510%, 08/23/11	1,001
1,000	0.590%, 08/16/11	1,001
	Mitsubishi UFJ Trust & Banking Corp.,
1,000	0.300%, 02/10/11 (m)	1,000
2,000	0.330%, 02/11/11 (m)	2,000
	National Australia Bank Ltd., (Australia),
1,000	0.320%, 03/14/11	1,000
1,000	0.335%, 03/07/11 (m)	1,000
1,000	0.350%, 02/28/11	1,000
2,000	Nordea Bank Finland plc, (Findland), 0.330%, 03/02/11 (m)	2,000
	Rabobank Nederland N.V., (Netherlands),
1,000	0.312%, 08/30/11 (m)	1,000
2,000	0.340%, 03/31/11 (m)	2,000
2,000	0.340%, 10/21/11 (m)	2,000
750	0.500%, 08/17/11 (m)	750
1,000	Rabobank USA Finance Corp., 0.460%, 09/06/11 (m)	1,000
2,000	Royal Bank of Canada, (Canada), 0.345%, 06/29/11 (m)	2,000
	Sumitomo Mitsui Financial Group, Inc.,
2,000	0.290%, 02/11/11 (m)	2,000
3,000	0.315%, 05/12/11 (m)	3,000
1,000	0.370%, 03/14/11 (m)	1,000
	Westpac Banking Corp., (Australia),
1,000	0.270%, 04/21/11 (m)	1,000
3,000	0.270%, 05/03/11 (m)	3,000

	Total Certificates of Deposit (Cost $62,500)	62,500

Commercial Paper — 2.5% (n)
3,000	BNP Paribas Finance, Inc., (France), 0.401%, 05/03/11	2,998
3,000	Deutsche Bank AG, 0.341%, 04/04/11	2,998
4,000	ENI Coordination Center S.A., (Belgium), 0.280%, 02/07/11 (e)	4,000
3,000	ENI Finance USA, Inc., 0.280%, 02/10/11 (e)	3,000
	Nordea North America, Inc.,
2,000	0.300%, 03/07/11 (m)	1,999
750	0.361%, 02/07/11 (m)	750
	NRW.BANK, (Germany),
3,000	0.396%, 03/10/11 (m)	2,999
1,000	0.401%, 02/24/11 (m)	1,000
2,000	0.431%, 02/04/11 (m)	2,000
2,000	Toyota Auto Receivables Owner Trust, (Canada), 0.270%, 02/03/11 (m)	2,000
	Westpac Banking Corp., (Australia),
2,000	0.310%, 04/05/11 (e) (m)	1,999
3,000	0.311%, 04/12/11 (e) (m)	2,999

	Total Commercial Paper (Cost $28,740)	28,742

Supranational — 0.0% (g)
500	International Bank for Reconstruction & Development, 0.311%, 07/13/11 (m) (Cost $500)	500

U.S. Government Agency Securities — 57.5%
20,284	Federal Farm Credit Bank, DN, 0.100%, 02/01/11 (n)	20,284
	Federal Home Loan Bank,
10,000	DN, 0.100%, 02/01/11 (n)	10,000
17,165	DN, 0.140%, 02/04/11 (n)	17,164
2,450	DN, 0.140%, 02/11/11 (n)	2,450
75,000	DN, 0.143%, 02/16/11 (n)	74,996
25,000	DN, 0.145%, 02/02/11 (n)	25,000
63,828	DN, 0.150%, 02/09/11 (n)	63,826
10,000	DN, 0.155%, 02/14/11 (n)	10,000
25,000	DN, 0.155%, 02/23/11 (n)	24,997
35,000	DN, 0.175%, 04/25/11 (n)	34,989
10,750	DN, 0.195%, 07/13/11 (n)	10,742
2,850	DN, 0.200%, 06/22/11 (n)	2,848

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
	Federal Home Loan Mortgage Corp.,
8,200	DN, 0.155%, 02/01/11 (n)	8,200
5,406	DN, 0.165%, 02/22/11 (n)	5,406
25,000	DN, 0.170%, 04/11/11 (n)	24,993
22,502	DN, 0.176%, 04/12/11 (n)	22,496
40,980	DN, 0.177%, 04/18/11 (n)	40,968
14,750	DN, 0.179%, 04/25/11 (n)	14,745
4,000	DN, 0.180%, 04/21/11 (n)	3,999
23,000	DN, 0.185%, 02/28/11 (n)	22,998
5,987	DN, 0.185%, 05/03/11 (n)	5,985
26,400	DN, 0.200%, 07/05/11 (n)	26,382
15,000	DN, 0.200%, 07/07/11 (n)	14,990
5,000	DN, 0.220%, 05/23/11 (n)	4,998
3,855	DN, 0.240%, 06/27/11 (n)	3,852
10,000	DN, 0.250%, 10/18/11 (n)	9,986
6,500	DN, 0.260%, 08/29/11 (n)	6,493
	Federal National Mortgage Association,
61,446	DN, 0.109%, 02/01/11 (m) (n)	61,446
20,000	DN, 0.110%, 02/17/11 (m) (n)	19,999
8,500	DN, 0.150%, 02/09/11 (m) (n)	8,500
15,000	DN, 0.170%, 03/02/11 (m) (n)	14,999
32,092	DN, 0.175%, 04/20/11 (m) (n)	32,082
20,000	DN, 0.190%, 04/25/11 (m) (n)	19,993
1,180	DN, 0.260%, 08/08/11 (m) (n)	1,179

	Total U.S. Government Agency Securities (Cost $671,947)	671,985

U.S. Treasury Obligations — 6.2%
	U.S. Treasury Bills,
10,000	0.140%, 02/10/11 (m) (n)	10,000
37,000	0.145%, 02/17/11 (m) (n)	36,997
25,000	0.151%, 03/17/11 (m) (n)	24,995

	Total U.S. Treasury Obligations (Cost $71,993)	71,992

SHARES
Investment Companies — 25.0%
262,787	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% † (b) (l) (m)	262,787

30,015	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% † (b) (l) (m)	30,015

	Total Investment Companies (Cost $292,802)	292,802

	Total Investments —96.6% (Cost $1,128,482)	1,128,521
	Other Assets in Excess of Liabilities — 3.4%	39,729

	NET ASSETS — 100.0%	$1,168,250

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,111	Australian Dollar	03/14/11	$308,673	$1,170
	Short Futures Outstanding
(587)	Lean Hogs*	04/14/11	(22,071)	(1,662)

				$(492)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
LME	—	London Metal Exchange
NYBOT-ICE	—	New York Board of Trade - Intercontinental Exchange
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending

*	These contracts provide for cash settlement based on the price of the underlying commodity.
†	Approximately $99,308,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. (e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011. (m) All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation/depreciation	$39

Federal income tax cost of investments	$1,128,482

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$292,802	$835,719	$—	$1,128,521
Appreciation in Other Financial Instruments
Futures Contracts	$1,170	$—	$—	$1,170
Return Swaps	—	60,907	—	60,907

Total Appreciation in Other Financial Instruments	$1,170	$60,907	$—	$62,077
Depreciation in Other Financial Instruments
Futures Contracts	$(1,662)	$—	$—	$(1,662)
Return Swaps	—	(8,762)	—	(8,762)

Total Depreciation in Other Financial Instruments	$(1,662)	$(8,762)	$—	$(10,424)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of the portfolio holdings.

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Newedge USA, LLC
	Long Positions
	CBOT Soybean Oil March 2011 Futures	02/18/11	$10,905	$98
	CBOT Soybean Meal March 2011 Futures	02/18/11	25,632	60
	NYBOT-ICE Sugar #11 March 2011 Futures	02/18/11	65,250	2,864
	NYBOT-ICE Coffee ‘C’ March 2011 Futures	02/10/11	44,798	1,338
	Short Positions
	CBOT Soybean March 2011 Futures	02/18/11	(40,553)	(671)

				$3,689

Prudential
	Long Positions
	COMEX Gold 100 oz. April 2011 Futures	04/27/11	$195,504	$(1,714)
	NYMEX Gasoline RBOB April 2011 Futures	03/31/11	143,226	2,123
	COMEX Copper March 2011 Futures	03/29/11	53,725	628
	COMEX Silver March 2011 Futures	03/29/11	76,338	(3,040)
	NYBOT-ICE Sugar #11 March 2011 Futures	03/28/11	13,126	4,215
	NYBOT-ICE Cocoa March 2011 Futures	03/16/11	28,023	129
	LME Zinc March 2011 Futures	03/16/11	20,864	985
	LME Primary Aluminum March 2011 Futures	03/16/11	27,509	134
	LME Copper March 2011 Futures	03/16/11	60,750	819
	LME Nickel March 2011 Futures	03/16/11	168,172	8,557
	CBOT Wheat March 2011 Futures	03/14/11	11,518	(19)
	CBOT Soybean Meal March 2011 Futures	03/14/11	14,793	1,077
	CBOT Corn March 2011 Futures	03/14/11	171,602	12,580
	NYBOT-ICE Cotton No. 2 March 2011 Futures	03/09/11	154,375	25,194
	CME Live Cattle April 2011 Futures	02/28/11	12,500	106
	Short Positions
	NYMEX Heating Oil March 2011 Futures	03/28/11	(5,409)	(218)
	NYMEX Natural Gas March 2011 Futures	03/24/11	(1,459)	— (h)
	NYMEX WTI Crude March 2011 Futures	03/22/11	(99,196)	(2,378)
	LME Lead March 2011 Futures	03/16/11	(24,570)	(722)

				$48,456

Total				$52,145

Basis for Consolidation for the Fund

HCM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 18, 2009 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. As of January 31, 2011, net assets of the Fund were approximately $1,168,250,000 of which approximately $263,539,000 or approximately 23%, represented the Fund’s ownership of the shares of the Subsidiary. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary.

Futures Contracts

The Fund uses commodity and foreign exchange futures contracts to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the future’s contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (i.e. NYMEX), boards of trade or other platforms (e.g. Clearport). The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the funds to close out its position. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Return Swaps on Commodities

The Fund uses return swaps on commodities futures to obtain long and short exposure to commodities markets.

The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values underlying futures contracts, using the last sale or closing price of the principal exchange on which the contract is traded.

Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as “Independent Amount”), as defined in the swap agreement. Independent Amounts are posted to segregated accounts at the Fund’s custodian. The Fund is required to post additional collateral to the segregated accounts, for the benefit of counterparties, as applicable, for mark to market losses on swaps. Balances in segregated accounts are invested in affiliated money market funds. Collateral invested in affiliated money market funds as of January 31, 2011 was approximately $99,308,000.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund’s activities in return swaps are concentrated with two counterparties. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 99.7% (j)
Common Stocks — 92.1%
Consumer Discretionary — 13.7%
		Auto Components — 0.7%
2		Cooper Tire & Rubber Co.	54
144		Dana Holding Corp. (a)	2,577
4		Exide Technologies (a)	43
120		Goodyear Tire & Rubber Co. (The) (a)	1,422
12		Tenneco, Inc. (a)	477
90		TRW Automotive Holdings Corp. (a)	5,373

			9,946

		Automobiles — 0.0% (g)
19		Ford Motor Co. (a)	295

		Distributors — 0.2%
68		Genuine Parts Co.	3,531

		Diversified Consumer Services — 0.9%
174		Apollo Group, Inc., Class A (a)	7,181
71		Coinstar, Inc. (a)	2,932
9		DeVry, Inc.	489
1		Grand Canyon Education, Inc. (a)	13
6		Hillenbrand, Inc.	135
6		Matthews International Corp., Class A	206
146		Regis Corp.	2,446
4		Weight Watchers International, Inc.	155

			13,557

		Hotels, Restaurants & Leisure — 1.3%
91		Ameristar Casinos, Inc.	1,405
26		Bob Evans Farms, Inc.	829
147		Brinker International, Inc.	3,465
41		Buffalo Wild Wings, Inc. (a)	1,785
26		CEC Entertainment, Inc. (a)	970
12		Cheesecake Factory, Inc. (The) (a)	353
–	(h)	Chipotle Mexican Grill, Inc. (a)	15
–	(h)	Choice Hotels International, Inc.	11
2		Cracker Barrel Old Country Store, Inc.	107
42		Domino’s Pizza, Inc. (a)	686
38		Marriott International, Inc., Class A	1,502
1		McDonald’s Corp.	98
4		Panera Bread Co., Class A (a)	345
6		Penn National Gaming, Inc. (a)	202
–	(h)	PF Chang’s China Bistro, Inc.	12
129		Pinnacle Entertainment, Inc. (a)	1,944
27		Ruby Tuesday, Inc. (a)	362
18		Scientific Games Corp., Class A (a)	189
5		Starbucks Corp.	148
10		Texas Roadhouse, Inc. (a)	174
41		Vail Resorts, Inc. (a)	1,988
24		Wyndham Worldwide Corp.	674
20		Wynn Resorts Ltd.	2,316

			19,580

		Household Durables — 0.8%
60		D.R. Horton, Inc.	739
77		Harman International Industries, Inc. (a)	3,329
208		KB Home	3,084
47		Newell Rubbermaid, Inc.	895
27		Pulte Group, Inc. (a)	213
78		Ryland Group, Inc.	1,389
30		Stanley Black & Decker, Inc.	2,212
4		Tupperware Brands Corp.	168

			12,029

		Internet & Catalog Retail — 0.9%
15		Amazon.com, Inc. (a)	2,601
98		Expedia, Inc.	2,471
306		Liberty Media Corp. - Interactive, Class A (a)	4,853
10		NetFlix, Inc. (a)	2,199
12		Shutterfly, Inc. (a)	401

			12,525

		Leisure Equipment & Products — 0.4%
11		Brunswick Corp.	210
95		Eastman Kodak Co. (a)	349
61		Mattel, Inc.	1,445
46		Polaris Industries, Inc.	3,520

			5,524

		Media — 1.0%
25		Cinemark Holdings, Inc.	430
9		Discovery Communications, Inc., Class A (a)	346
11		DISH Network Corp., Class A (a)	225
492		Interpublic Group of Cos., Inc. (The) (a)	5,260
1		Liberty Global, Inc., Class C (a)	24
2		Liberty Media Corp. - Starz, Class A (a)	134
–	(h)	Live Nation Entertainment, Inc. (a)	1
54		Madison Square Garden, Inc., Class A (a)	1,370
19		McGraw-Hill Cos., Inc. (The)	722
33		Meredith Corp.	1,116
20		National CineMedia, Inc.	345
41		News Corp., Class A	616
8		News Corp., Class B	138
19		Scholastic Corp.	567
83		Scripps Networks Interactive, Inc., Class A	3,839
1		Time Warner Cable, Inc.	46
10		Warner Music Group Corp. (a)	55

			15,234

		Multiline Retail — 1.8%
65		Dillard’s, Inc., Class A	2,600
2		Dollar Tree, Inc. (a)	122
163		Kohl’s Corp. (a)	8,256
568		Macy’s, Inc.	13,151

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Multiline Retail — Continued
7		Retail Ventures, Inc. (a)	99
33		Target Corp.	1,804

			26,032

		Specialty Retail — 4.4%
–	(h)	Abercrombie & Fitch Co., Class A	16
74		Advance Auto Parts, Inc.	4,715
525		American Eagle Outfitters, Inc.	7,586
105		AnnTaylor Stores Corp. (a)	2,325
11		AutoZone, Inc. (a)	2,863
18		Buckle, Inc. (The)	652
67		Chico’s FAS, Inc.	732
147		Children’s Place Retail Stores, Inc. (The) (a)	6,157
121		Collective Brands, Inc. (a)	2,467
12		Finish Line, Inc. (The), Class A	180
227		Foot Locker, Inc.	4,059
198		GameStop Corp., Class A (a)	4,180
31		Gap, Inc. (The)	592
63		Hibbett Sports, Inc. (a)	2,031
2		Jo-Ann Stores, Inc. (a)	104
251		Lowe’s Cos., Inc.	6,234
–	(h)	Monro Muffler Brake, Inc.	7
701		Office Depot, Inc. (a)	3,680
1		OfficeMax, Inc. (a)	19
84		O’Reilly Automotive, Inc. (a)	4,759
50		PetSmart, Inc.	2,002
203		Pier 1 Imports, Inc. (a)	1,898
201		RadioShack Corp.	3,045
4		Sally Beauty Holdings, Inc. (a)	47
182		Staples, Inc.	4,051
14		Williams-Sonoma, Inc.	438

			64,839

		Textiles, Apparel & Luxury Goods — 1.3%
9		Coach, Inc.	495
90		CROCS, Inc. (a)	1,478
115		Hanesbrands, Inc. (a)	2,649
8		Lululemon Athletica, Inc., (Canada) (a)	555
120		NIKE, Inc., Class B	9,876
7		Polo Ralph Lauren Corp.	713
64		Quiksilver, Inc. (a)	287
11		Steven Madden Ltd. (a)	430
25		Timberland Co. (The), Class A (a)	669
37		Warnaco Group, Inc. (The) (a)	1,877

			19,029

		Total Consumer Discretionary	202,121

Consumer Staples — 5.3%
		Beverages — 0.8%
83		Coca-Cola Enterprises, Inc.	2,086
250		Dr. Pepper Snapple Group, Inc.	8,844
10		Molson Coors Brewing Co., Class B	465
1		PepsiCo, Inc.	32

			11,427

		Food & Staples Retailing — 0.3%
40		BJ’s Wholesale Club, Inc. (a)	1,762
1		Casey’s General Stores, Inc.	26
25		CVS Caremark Corp.	860
8		Pricesmart, Inc.	297
3		Ruddick Corp.	97
2		Safeway, Inc.	51
32		Walgreen Co.	1,275

			4,368

		Food Products — 2.2%
415		ConAgra Foods, Inc.	9,277
10		Corn Products International, Inc.	459
3		Darling International, Inc. (a)	44
82		Flowers Foods, Inc.	2,060
51		H.J. Heinz Co.	2,411
123		Hershey Co. (The)	5,760
12		Hormel Foods Corp.	596
2		J&J Snack Foods Corp.	95
16		JM Smucker Co. (The)	992
7		McCormick & Co., Inc. (Non- Voting)	323
4		Mead Johnson Nutrition Co.	206
7		Ralcorp Holdings, Inc. (a)	441
241		Smithfield Foods, Inc. (a)	4,800
274		Tyson Foods, Inc., Class A	4,513

			31,977

		Household Products — 1.1%
29		Church & Dwight Co., Inc.	2,010
77		Colgate-Palmolive Co.	5,884
91		Energizer Holdings, Inc. (a)	6,612
31		Kimberly-Clark Corp.	1,986

			16,492

		Personal Products — 0.1%
57		Nu Skin Enterprises, Inc., Class A	1,728

		Tobacco — 0.8%
23		Altria Group, Inc.	540
137		Lorillard, Inc.	10,291
36		Reynolds American, Inc.	1,149
36		Vector Group Ltd.	579

			12,559

		Total Consumer Staples	78,551

Energy — 10.6%
		Energy Equipment & Services — 2.7%
54		Baker Hughes, Inc.	3,707
232		Complete Production Services, Inc. (a)	6,495
–	(h)	Global Industries Ltd. (a)	2
107		Halliburton Co.	4,822
366		Helix Energy Solutions Group, Inc. (a)	4,541

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Energy Equipment & Services — Continued
40		Helmerich & Payne, Inc.	2,348
1		ION Geophysical Corp. (a)	14
21		Oil States International, Inc. (a)	1,419
158		Patterson-UTI Energy, Inc.	3,693
92		RPC, Inc.	1,611
54		SEACOR Holdings, Inc.	5,708
50		Superior Energy Services, Inc. (a)	1,756
299		Tetra Technologies, Inc. (a)	3,390
4		Unit Corp. (a)	218

			39,724

		Oil, Gas & Consumable Fuels — 7.9%
5		Alpha Natural Resources, Inc. (a)	249
5		Anadarko Petroleum Corp.	378
177		Apache Corp.	21,108
20		Arch Coal, Inc.	684
3		ATP Oil & Gas Corp. (a)	42
56		Berry Petroleum Co., Class A	2,623
11		Carrizo Oil & Gas, Inc. (a)	365
87		Chevron Corp.	8,266
10		Clayton Williams Energy, Inc. (a)	856
1		Comstock Resources, Inc. (a)	31
5		Contango Oil & Gas Co. (a)	293
61		CVR Energy, Inc. (a)	1,057
53		Denbury Resources, Inc. (a)	1,087
7		El Paso Corp.	111
4		Hess Corp.	353
594		International Coal Group, Inc. (a)	5,496
72		Marathon Oil Corp.	3,269
53		Murphy Oil Corp.	3,508
45		Newfield Exploration Co. (a)	3,258
68		Noble Energy, Inc.	6,183
27		Northern Oil & Gas, Inc. (a)	740
9		Occidental Petroleum Corp.	861
249		Petrohawk Energy Corp. (a)	4,997
81		Plains Exploration & Production Co. (a)	2,874
52		QEP Resources, Inc.	2,128
13		Rosetta Resources, Inc. (a)	502
60		SM Energy Co.	3,751
76		Southern Union Co.	2,033
221		Stone Energy Corp. (a)	5,127
74		Swift Energy Co. (a)	3,147
568		Tesoro Corp. (a)	10,935
21		Valero Energy Corp.	521
88		W&T Offshore, Inc.	1,787
272		Western Refining, Inc. (a)	3,313
107		Whiting Petroleum Corp. (a)	13,490
11		Williams Cos., Inc. (The)	287

			115,710

		Total Energy	155,434

Financials — 9.1%
		Capital Markets — 1.1%
3		Affiliated Managers Group, Inc. (a)	254
39		Ameriprise Financial, Inc.	2,415
35		Bank of New York Mellon Corp. (The)	1,099
17		BlackRock, Inc.	3,309
6		Franklin Resources, Inc.	688
22		Goldman Sachs Group, Inc. (The)	3,542
48		Jefferies Group, Inc.	1,212
7		optionsXpress Holdings, Inc.	103
2		Piper Jaffray Cos. (a)	90
25		SEI Investments Co.	578
92		Waddell & Reed Financial, Inc., Class A	3,314

			16,604

		Commercial Banks — 2.0%
–	(h)	BOK Financial Corp.	5
204		CapitalSource, Inc.	1,574
9		Cathay General Bancorp	154
–	(h)	Columbia Banking System, Inc.	4
4		Commerce Bancshares, Inc.	170
12		Cullen/Frost Bankers, Inc.	704
54		East West Bancorp, Inc.	1,180
270		Fifth Third Bancorp	4,022
2		First Citizens BancShares, Inc., Class A	413
–	(h)	First Financial Bankshares, Inc.	10
–	(h)	First Horizon National Corp. (a)	–	(h)
46		FirstMerit Corp.	845
20		Hancock Holding Co.	663
636		Huntington Bancshares, Inc.	4,608
–	(h)	International Bancshares Corp.	2
8		Investors Bancorp, Inc. (a)	111
58		M&T Bank Corp.	5,001
34		MB Financial, Inc.	678
38		National Penn Bancshares, Inc.	310
7		Old National Bancorp	73
–	(h)	PacWest Bancorp	2
18		PrivateBancorp, Inc.	280
1		Prosperity Bancshares, Inc.	28
8		Signature Bank (a)	400
2		Susquehanna Bancshares, Inc.	15
14		SVB Financial Group (a)	713
12		Texas Capital Bancshares, Inc. (a)	301
8		UMB Financial Corp.	320
88		Umpqua Holdings Corp.	966
121		Webster Financial Corp.	2,778
1		Westamerica Bancorp	55
3		Wintrust Financial Corp.	100
102		Zions Bancorp	2,400

			28,885

		Consumer Finance — 0.1%
20		Cash America International, Inc.	807
18		Ezcorp, Inc., Class A (a)	487

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Consumer Finance — Continued
7		First Cash Financial Services, Inc. (a)	218
–	(h)	Nelnet, Inc., Class A	9
15		SLM Corp. (a)	215

			1,736

		Diversified Financial Services — 1.1%
493		Bank of America Corp.	6,770
2		CME Group, Inc.	756
7		IntercontinentalExchange, Inc. (a)	785
250		Moody’s Corp.	7,337
29		MSCI, Inc., Class A (a)	979
7		NASDAQ OMX Group, Inc. (The) (a)	173

			16,800

		Insurance — 1.6%
193		Allstate Corp. (The)	6,008
27		American Financial Group, Inc.	867
37		Arthur J. Gallagher & Co.	1,094
40		Assurant, Inc.	1,571
55		Brown & Brown, Inc.	1,358
8		CNO Financial Group, Inc. (a)	50
–	(h)	Delphi Financial Group, Inc., Class A	6
–	(h)	Erie Indemnity Co., Class A	27
33		Fidelity National Financial, Inc., Class A	446
12		Hanover Insurance Group, Inc. (The)	551
20		MBIA, Inc. (a)	214
–	(h)	OneBeacon Insurance Group Ltd., Class A	1
11		Principal Financial Group, Inc.	365
–	(h)	ProAssurance Corp. (a)	17
75		Prudential Financial, Inc.	4,632
9		Reinsurance Group of America, Inc.	496
–	(h)	Selective Insurance Group, Inc.	2
17		Tower Group, Inc.	450
99		Transatlantic Holdings, Inc.	5,080

			23,235

		Real Estate Investment Trusts (REITs) — 2.2%
–	(h)	AMB Property Corp.	3
21		Apartment Investment & Management Co., Class A	537
17		AvalonBay Communities, Inc.	1,924
7		Boston Properties, Inc.	655
33		BRE Properties, Inc.	1,466
15		Camden Property Trust	819
37		Corporate Office Properties Trust	1,351
1		Cousins Properties, Inc.	7
128		Duke Realty Corp.	1,753
3		Equity One, Inc.	48
2		Equity Residential	118
51		Essex Property Trust, Inc.	5,882
7		Getty Realty Corp.	217
8		Host Hotels & Resorts, Inc.	139
4		Macerich Co. (The)	188
17		Mack-Cali Realty Corp.	599
144		Nationwide Health Properties, Inc.	5,417
32		Omega Healthcare Investors, Inc.	706
8		Potlatch Corp.	299
19		Rayonier, Inc.	1,122
8		Regency Centers Corp.	335
68		Senior Housing Properties Trust	1,527
22		Simon Property Group, Inc.	2,242
4		UDR, Inc.	101
7		Ventas, Inc.	364
–	(h)	Vornado Realty Trust	9
226		Weyerhaeuser Co.	5,234

			33,062

		Real Estate Management & Development — 0.5%
40		CB Richard Ellis Group, Inc., Class A (a)	892
80		Forest City Enterprises, Inc., Class A (a)	1,346
55		Jones Lang LaSalle, Inc.	4,887

			7,125

		Thrifts & Mortgage Finance — 0.5%
7		Astoria Financial Corp.	99
92		Capitol Federal Financial, Inc.	1,117
–	(h)	Downey Financial Corp. (a) (f) (i)	–
124		First Niagara Financial Group, Inc.	1,724
101		MGIC Investment Corp. (a)	849
82		NewAlliance Bancshares, Inc.	1,222
60		Northwest Bancshares, Inc.	698
28		Ocwen Financial Corp. (a)	281
26		People’s United Financial, Inc.	340
1		Provident Financial Services, Inc.	8
–	(h)	Radian Group, Inc.	1
32		Washington Federal, Inc.	551

			6,890

		Total Financials	134,337

Health Care — 12.4%
		Biotechnology — 3.2%
45		Acorda Therapeutics, Inc. (a)	978
30		Alexion Pharmaceuticals, Inc. (a)	2,513
68		Amgen, Inc. (a)	3,773
17		Ariad Pharmaceuticals, Inc. (a)	107
2		Biogen Idec, Inc. (a)	105
116		Celgene Corp. (a)	5,996
179		Cephalon, Inc. (a)	10,587
10		Cepheid, Inc. (a)	238
3		Clinical Data, Inc. (a)	75
80		Cubist Pharmaceuticals, Inc. (a)	1,763
14		Emergent Biosolutions, Inc. (a)	295

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Biotechnology — Continued
9		Exelixis, Inc. (a)	81
195		Gilead Sciences, Inc. (a)	7,488
–	(h)	Incyte Corp., Ltd. (a)	4
30		InterMune, Inc. (a)	1,134
128		Myriad Genetics, Inc. (a)	2,547
66		Onyx Pharmaceuticals, Inc. (a)	2,338
107		Regeneron Pharmaceuticals, Inc. (a)	3,598
25		United Therapeutics Corp. (a)	1,691
64		Vertex Pharmaceuticals, Inc. (a)	2,476

			47,787

		Health Care Equipment & Supplies — 3.4%
112		Align Technology, Inc. (a)	2,329
49		American Medical Systems Holdings, Inc. (a)	961
232		Baxter International, Inc.	11,267
94		Beckman Coulter, Inc.	6,801
51		Cooper Cos., Inc. (The)	2,939
–	(h)	DENTSPLY International, Inc.	14
3		Haemonetics Corp. (a)	203
52		Hill-Rom Holdings, Inc.	2,109
172		Hologic, Inc. (a)	3,426
120		Immucor, Inc. (a)	2,378
19		Integra LifeSciences Holdings Corp. (a)	898
54		Kinetic Concepts, Inc. (a)	2,484
2		Masimo Corp.	72
–	(h)	NxStage Medical, Inc. (a)	10
21		Sirona Dental Systems, Inc. (a)	920
49		St. Jude Medical, Inc. (a)	1,988
59		Stryker Corp.	3,384
53		Teleflex, Inc.	3,014
62		Thoratec Corp. (a)	1,459
49		Zimmer Holdings, Inc. (a)	2,897

			49,553

		Health Care Providers & Services — 1.7%
1		Amedisys, Inc. (a)	47
101		AmerisourceBergen Corp.	3,627
42		Cardinal Health, Inc.	1,726
13		Chemed Corp.	837
72		Community Health Systems, Inc. (a)	2,539
5		Emergency Medical Services Corp., Class A (a)	304
5		Health Net, Inc. (a)	154
143		Humana, Inc. (a)	8,287
45		Kindred Healthcare, Inc. (a)	850
–	(h)	Lincare Holdings, Inc.	3
2		Medco Health Solutions, Inc. (a)	145
6		Molina Healthcare, Inc. (a)	170
2		Owens & Minor, Inc.	56
3		Quest Diagnostics, Inc.	142
92		Universal Health Services, Inc., Class B	3,856
51		WellCare Health Plans, Inc. (a)	1,527

			24,270

		Health Care Technology — 0.7%
167		Allscripts Healthcare Solutions, Inc. (a)	3,517
40		Cerner Corp. (a)	3,991
136		MedAssets, Inc. (a)	2,663

			10,171

		Life Sciences Tools & Services — 0.6%
19		Agilent Technologies, Inc. (a)	806
5		Bio-Rad Laboratories, Inc., Class A (a)	594
6		Life Technologies Corp. (a)	337
115		Pharmaceutical Product Development, Inc.	3,342
45		Thermo Fisher Scientific, Inc. (a)	2,570
24		Waters Corp. (a)	1,800

			9,449

		Pharmaceuticals — 2.8%
274		Abbott Laboratories	12,396
8		Allergan, Inc.	595
2		Bristol-Myers Squibb Co.	44
117		Endo Pharmaceuticals Holdings, Inc. (a)	3,874
124		Forest Laboratories, Inc. (a)	3,989
46		Hospira, Inc. (a)	2,515
5		Impax Laboratories, Inc. (a)	120
1		Jazz Pharmaceuticals, Inc. (a)	27
204		Medicis Pharmaceutical Corp., Class A	5,194
192		Merck & Co., Inc.	6,374
11		Mylan, Inc. (a)	259
64		Par Pharmaceutical Cos., Inc. (a)	2,299
15		Questcor Pharmaceuticals, Inc. (a)	238
36		Salix Pharmaceuticals Ltd. (a)	1,473
109		ViroPharma, Inc. (a)	1,786
9		Watson Pharmaceuticals, Inc. (a)	505

			41,688

		Total Health Care	182,918

Industrials — 13.6%
		Aerospace & Defense — 2.0%
1		AAR Corp. (a)	26
68		Alliant Techsystems, Inc. (a)	5,116
38		Cubic Corp.	1,868
14		Esterline Technologies Corp. (a)	1,029
91		General Dynamics Corp.	6,885
60		Honeywell International, Inc.	3,384
67		ITT Corp.	3,946
6		Lockheed Martin Corp.	510
95		Raytheon Co.	4,735
17		United Technologies Corp.	1,368

			28,867

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Air Freight & Logistics — 0.4%
27		Atlas Air Worldwide Holdings, Inc. (a)	1,357
–	(h)	Hub Group, Inc., Class A (a)	5
69		United Parcel Service, Inc., Class B	4,976

			6,338

		Airlines — 0.5%
183		U.S. Airways Group, Inc. (a)	1,820
223		United Continental Holdings, Inc. (a)	5,661

			7,481

		Building Products — 0.3%
47		Armstrong World Industries, Inc.	1,895
11		Lennox International, Inc.	540
90		Masco Corp.	1,197

			3,632

		Commercial Services & Supplies — 0.7%
12		ABM Industries, Inc.	308
46		Avery Dennison Corp.	1,936
30		Brink’s Co. (The)	808
35		Cintas Corp.	976
24		Copart, Inc. (a)	937
10		Deluxe Corp.	238
60		R.R. Donnelley & Sons Co.	1,068
25		Republic Services, Inc.	784
135		Steelcase, Inc., Class A	1,381
5		SYKES Enterprises, Inc. (a)	106
88		Tetra Tech, Inc. (a)	2,034
–	(h)	UniFirst Corp.	11

			10,587

		Construction & Engineering — 1.8%
141		Aecom Technology Corp. (a)	4,139
2		EMCOR Group, Inc. (a)	69
1		Fluor Corp.	97
203		KBR, Inc.	6,519
306		MasTec, Inc. (a)	4,652
19		Tutor Perini Corp.	434
250		URS Corp. (a)	11,109

			27,019

		Electrical Equipment — 0.8%
59		Brady Corp., Class A	1,943
–	(h)	EnerSys (a)	10
3		Franklin Electric Co., Inc.	115
97		General Cable Corp. (a)	3,602
53		Hubbell, Inc., Class B	3,223
14		Regal-Beloit Corp.	961
33		Thomas & Betts Corp. (a)	1,683

			11,537

		Industrial Conglomerates — 0.2%
26		3M Co.	2,299
–	(h)	Raven Industries, Inc.	8

			2,307

		Machinery — 4.2%
44		Actuant Corp., Class A	1,212
35		AGCO Corp. (a)	1,752
5		ArvinMeritor, Inc. (a)	98
–	(h)	Astec Industries, Inc. (a)	9
4		Briggs & Stratton Corp.	81
102		Caterpillar, Inc.	9,923
–	(h)	Colfax Corp. (a)	2
29		Crane Co.	1,281
162		Dover Corp.	10,354
31		Eaton Corp.	3,312
11		EnPro Industries, Inc. (a)	464
4		ESCO Technologies, Inc.	140
57		Harsco Corp.	1,829
28		IDEX Corp.	1,101
33		Joy Global, Inc.	2,866
–	(h)	LB Foster Co., Class A (a)	4
9		Mueller Industries, Inc.	308
89		Navistar International Corp. (a)	5,773
63		Oshkosh Corp. (a)	2,375
59		Parker Hannifin Corp.	5,255
116		Sauer-Danfoss, Inc. (a)	3,335
23		Snap-On, Inc.	1,279
100		Timken Co.	4,713
49		Toro Co. (The)	2,954
20		Watts Water Technologies, Inc., Class A	725

			61,145

		Professional Services — 0.1%
17		Acacia Research - Acacia
		Technologies (a)	412
1		Equifax, Inc.	28
15		Korn/Ferry International (a)	350
10		Manpower, Inc.	615
20		TrueBlue, Inc. (a)	337

			1,742

		Road & Rail — 2.0%
3		Amerco, Inc. (a)	301
67		CSX Corp.	4,758
7		Hertz Global Holdings, Inc. (a)	101
–	(h)	Knight Transportation, Inc.	8
104		Norfolk Southern Corp.	6,350
32		Old Dominion Freight Line, Inc. (a)	1,019
122		Ryder System, Inc.	5,869
81		Union Pacific Corp.	7,683
158		Werner Enterprises, Inc.	3,893

			29,982

		Trading Companies & Distributors — 0.6%
134		Applied Industrial Technologies, Inc.	4,257
34		Beacon Roofing Supply, Inc. (a)	616
204		RSC Holdings, Inc. (a)	2,446
1		TAL International Group, Inc.	28
62		United Rentals, Inc. (a)	1,649

			8,996

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Transportation Infrastructure — 0.0% (g)
–	(h)	Macquarie Infrastructure Co. LLC (a)	5

		Total Industrials	199,638

Information Technology — 14.3%
		Communications Equipment — 1.8%
22		Brocade Communications Systems, Inc. (a)	125
6		DG FastChannel, Inc. (a)	159
61		EchoStar Corp., Class A (a)	1,668
22		F5 Networks, Inc. (a)	2,346
48		Harris Corp.	2,250
66		InterDigital, Inc.	3,175
39		Ixia (a)	613
3		Loral Space & Communications, Inc. (a)	186
250		Motorola Solutions, Inc. (a)	9,691
72		Plantronics, Inc.	2,541
87		Polycom, Inc. (a)	3,804
7		Riverbed Technology, Inc. (a)	258

			26,816

		Computers & Peripherals — 1.5%
13		Apple, Inc. (a)	4,288
534		Dell, Inc. (a)	7,026
8		Diebold, Inc.	243
37		EMC Corp. (a)	909
2		Hewlett-Packard Co.	68
145		Lexmark International, Inc., Class A (a)	5,039
63		QLogic Corp. (a)	1,118
114		Western Digital Corp. (a)	3,875

			22,566

		Electronic Equipment, Instruments & Components — 0.9%
5		AVX Corp.	82
14		Cognex Corp.	432
25		Coherent, Inc. (a)	1,351
21		Dolby Laboratories, Inc., Class A (a)	1,253
46		Itron, Inc. (a)	2,658
–	(h)	Littelfuse, Inc.	20
54		Molex, Inc.	1,415
3		National Instruments Corp.	131
122		Power-One, Inc. (a)	1,307
–	(h)	TTM Technologies, Inc. (a)	8
12		Universal Display Corp. (a)	399
127		Vishay Intertechnology, Inc. (a)	2,094
63		Vishay Precision Group, Inc. (a)	1,170

			12,320

		Internet Software & Services — 1.5%
43		AOL, Inc. (a)	1,000
1		Constant Contact, Inc. (a)	22
12		Digital River, Inc. (a)	393
293		EarthLink, Inc.	2,496
1		eBay, Inc. (a)	31
12		Google, Inc., Class A (a)	7,250
43		GSI Commerce, Inc. (a)	979
161		IAC/InterActiveCorp. (a)	4,566
16		j2 Global Communications, Inc. (a)	430
62		Monster Worldwide, Inc. (a)	1,033
74		SAVVIS, Inc. (a)	2,289
16		Sohu.com, Inc., (China) (a)	1,213
14		ValueClick, Inc. (a)	196

			21,898

		IT Services — 1.7%
102		Acxiom Corp. (a)	1,763
7		CACI International, Inc., Class A (a)	363
86		Computer Sciences Corp.	4,583
80		Convergys Corp. (a)	1,145
11		DST Systems, Inc.	514
31		Fiserv, Inc. (a)	1,893
2		iGate Corp.	25
–	(h)	International Business Machines Corp.	16
17		Lender Processing Services, Inc.	547
6		ManTech International Corp., Class A (a)	241
43		MAXIMUS, Inc.	2,885
140		NeuStar, Inc., Class A (a)	3,754
9		TeleTech Holdings, Inc. (a)	196
134		Total System Services, Inc.	2,330
94		Unisys Corp. (a)	2,672
26		Visa, Inc., Class A	1,836

			24,763

		Office Electronics — 0.0% (g)
5		Xerox Corp.	54

		Semiconductors & Semiconductor Equipment — 3.7%
147		Advanced Micro Devices, Inc. (a)	1,148
15		Altera Corp.	575
219		Amkor Technology, Inc. (a)	1,786
–	(h)	Cirrus Logic, Inc. (a)	2
203		Cypress Semiconductor Corp. (a)	4,393
42		Diodes, Inc. (a)	1,081
39		Entegris, Inc. (a)	297
216		Fairchild Semiconductor International, Inc. (a)	3,844
2		Hittite Microwave Corp. (a)	144
239		Integrated Device Technology, Inc. (a)	1,524
838		Intel Corp.	17,988
19		International Rectifier Corp. (a)	593
12		KLA-Tencor Corp.	535
2		Lam Research Corp. (a)	84

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Semiconductors & Semiconductor Equipment — Continued
808		LSI Corp. (a)	5,003
24		MEMC Electronic Materials, Inc. (a)	270
2		Micrel, Inc.	21
50		Micron Technology, Inc. (a)	523
81		Microsemi Corp. (a)	1,825
53		Novellus Systems, Inc. (a)	1,918
76		OmniVision Technologies, Inc. (a)	1,950
80		ON Semiconductor Corp. (a)	888
111		PMC-Sierra, Inc. (a)	872
246		RF Micro Devices, Inc. (a)	1,653
29		Semtech Corp. (a)	631
158		Teradyne, Inc. (a)	2,640
38		Tessera Technologies, Inc. (a)	662
–	(h)	TriQuint Semiconductor, Inc. (a)	1
60		Xilinx, Inc.	1,941

			54,792

		Software — 3.2%
12		ACI Worldwide, Inc. (a)	316
552		Activision Blizzard, Inc.	6,233
173		Adobe Systems, Inc. (a)	5,718
2		ANSYS, Inc. (a)	104
90		Blackboard, Inc. (a)	3,503
6		BMC Software, Inc. (a)	303
12		CA, Inc.	285
3		Citrix Systems, Inc. (a)	158
44		Electronic Arts, Inc. (a)	682
16		Fair Isaac Corp.	412
3		JDA Software Group, Inc. (a)	91
15		MICROS Systems, Inc. (a)	681
39		Microsoft Corp.	1,080
24		Netscout Systems, Inc. (a)	539
105		Nuance Communications, Inc. (a)	2,132
5		Parametric Technology Corp. (a)	115
81		Progress Software Corp. (a)	2,311
27		Quest Software, Inc. (a)	694
42		Red Hat, Inc. (a)	1,740
8		Solera Holdings, Inc.	413
308		Symantec Corp. (a)	5,424
249		Synopsys, Inc. (a)	6,750
21		Taleo Corp., Class A (a)	616
9		Verint Systems, Inc. (a)	297
68		VMware, Inc., Class A (a)	5,834
30		Websense, Inc. (a)	583

			47,014

		Total Information Technology	210,223

Materials — 6.3%
		Chemicals — 2.8%
11		Air Products & Chemicals, Inc.	928
75		Cabot Corp.	3,259
–	(h)	Celanese Corp., Class A	2
15		CF Industries Holdings, Inc.	1,964
45		Cytec Industries, Inc.	2,438
175		E.l. du Pont de Nemours & Co.	8,851
16		Ecolab, Inc.	779
461		Ferro Corp. (a)	7,110
6		H.B. Fuller Co.	142
128		Huntsman Corp.	2,225
13		Lubrizol Corp.	1,406
17		Minerals Technologies, Inc.	1,067
59		OM Group, Inc. (a)	2,135
148		PolyOne Corp. (a)	1,946
22		Rockwood Holdings, Inc. (a)	873
63		Scotts Miracle-Gro Co. (The), Class A	3,279
40		W.R. Grace & Co. (a)	1,405
39		Westlake Chemical Corp.	1,506

			41,315

		Containers & Packaging — 0.1%
50		Crown Holdings, Inc. (a)	1,653
4		Rock-Tenn Co., Class A	238
4		Silgan Holdings, Inc.	144

			2,035

		Metals & Mining — 3.2%
510		AK Steel Holding Corp.	8,109
454		Alcoa, Inc.	7,528
3		Allied Nevada Gold Corp. (a)	88
141		Coeur d’Alene Mines Corp. (a)	3,286
44		Freeport-McMoRan Copper & Gold, Inc.	4,792
33		Hecla Mining Co. (a)	301
154		Newmont Mining Corp.	8,474
41		Nucor Corp.	1,892
35		Reliance Steel & Aluminum Co.	1,838
26		Royal Gold, Inc.	1,191
281		Steel Dynamics, Inc.	5,107
–	(h)	Stillwater Mining Co. (a)	7
69		U.S. Steel Corp.	4,004

			46,617

		Paper & Forest Products — 0.2%
1		Clearwater Paper Corp. (a)	101
20		Domtar Corp., (Canada)	1,763
8		MeadWestvaco Corp.	232

			2,096

		Total Materials	92,063

Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 0.4%
–	(h)	CenturyLink, Inc.	1
5		Hughes Communications, Inc. (a)	311
163		Verizon Communications, Inc.	5,799

			6,111

		Wireless Telecommunication Services — 1.0%
14		Leap Wireless International, Inc. (a)	189
340		MetroPCS Communications, Inc. (a)	4,393

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Wireless Telecommunication Services — Continued
135		NII Holdings, Inc. (a)	5,662
4		NTELOS Holdings Corp.	84
74		Telephone & Data Systems, Inc.	2,662
19		U.S. Cellular Corp. (a)	912

			13,902

		Total Telecommunication Services	20,013

Utilities — 5.4%
		Electric Utilities — 1.8%
155		DPL, Inc.	4,047
57		Edison International	2,078
1		El Paso Electric Co. (a)	29
76		Entergy Corp.	5,480
1		Exelon Corp.	25
55		Great Plains Energy, Inc.	1,091
39		Hawaiian Electric Industries, Inc.	962
24		Pinnacle West Capital Corp.	973
108		PNM Resources, Inc.	1,410
144		Portland General Electric Co.	3,220
232		PPL Corp.	5,977
17		UIL Holdings Corp.	515
–	(h)	UniSource Energy Corp.	16

			25,823

		Gas Utilities — 0.6%
12		AGL Resources, Inc.	437
99		Atmos Energy Corp.	3,227
25		Energen Corp.	1,374
12		Southwest Gas Corp.	434
127		UGI Corp.	3,986

			9,458

		Independent Power Producers & Energy Traders — 1.5%
295		AES Corp. (The) (a)	3,658
63		Constellation Energy Group, Inc.	2,037
1,774		GenOn Energy, Inc. (a)	7,344
409		NRG Energy, Inc. (a)	8,496

			21,535

		Multi-Utilities — 1.0%
6		Alliant Energy Corp.	211
18		Avista Corp.	400
38		Black Hills Corp.	1,169
178		CenterPoint Energy, Inc.	2,867
67		DTE Energy Co.	3,095
36		MDU Resources Group, Inc.	758
63		NorthWestern Corp.	1,772
2		OGE Energy Corp.	107
26		PG&E Corp.	1,217
–	(h)	Public Service Enterprise Group, Inc.	–	(h)
71		Vectren Corp.	1,879
49		Xcel Energy, Inc.	1,149

			14,624

		Water Utilities — 0.5%
312		American Water Works Co., Inc.	7,968

		Total Utilities	79,408

		Total Common Stocks (Cost $1,304,143)	1,354,706

Short-Term Investment — 7.6%
		Investment Company — 7.6%
112,601		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $112,601)	112,601

		Total Investments — 99.7% (Cost $1,416,744)	1,467,307
		Other Assets in Excess of Liabilities — 0.3%	3,962

		NET ASSETS — 100.0%	$1,471,269

Short Positions — 91.5%
Common Stocks — 91.5%
Consumer Discretionary — 13.4%
		Auto Components — 0.8%
35		American Axle & Manufacturing Holdings, Inc. (a)	507
1		Autoliv, Inc., (Sweden)	96
64		BorgWarner, Inc. (a)	4,286
1		Federal-Mogul Corp. (a)	14
150		Gentex Corp.	4,798
55		Johnson Controls, Inc.	2,125

			11,826

		Automobiles — 0.3%
101		Harley-Davidson, Inc.	3,995
15		Thor Industries, Inc.	575

			4,570

		Distributors — 0.0% (g)
1		Pool Corp.	32

		Diversified Consumer Services — 0.6%
25		Capella Education Co. (a)	1,427
54		Career Education Corp. (a)	1,212
229		H&R Block, Inc.	2,866
–	(h)	ITT Educational Services, Inc. (a)	7
92		K12, Inc. (a)	2,510
1		Service Corp. International	10
29		Sotheby’s	1,160

			9,192

		Hotels, Restaurants & Leisure — 2.2%
–	(h)	Bally Technologies, Inc. (a)	13
15		BJ’s Restaurants, Inc. (a)	538

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Hotels, Restaurants & Leisure — Continued
382		Boyd Gaming Corp. (a)	4,143
38		Chipotle Mexican Grill, Inc. (a)	8,246
115		Darden Restaurants, Inc.	5,405
6		DineEquity, Inc. (a)	301
27		International Game Technology	471
3		International Speedway Corp., Class A	90
107		Jack in the Box, Inc. (a)	2,358
60		Las Vegas Sands Corp. (a)	2,812
414		MGM Resorts International (a)	6,133
4		Starwood Hotels & Resorts Worldwide, Inc.	264
18		WMS Industries, Inc. (a)	753
–	(h)	Yum! Brands, Inc.	20

			31,547

		Household Durables — 1.5%
34		American Greetings Corp., Class A	739
60		Fortune Brands, Inc.	3,725
14		Jarden Corp.	465
131		Lennar Corp., Class A	2,541
8		MDC Holdings, Inc.	241
17		Mohawk Industries, Inc. (a)	926
19		Pulte Group, Inc. (a)	150
647		Toll Brothers, Inc. (a)	13,100

			21,887

		Internet & Catalog Retail — 0.0% (g)
16		HSN, Inc. (a)	439

		Leisure Equipment & Products — 0.1%
44		Hasbro, Inc.	1,921

		Media — 2.1%
12		Arbitron, Inc.	492
9		Cablevision Systems Corp., Class A	291
13		CBS Corp., Class B	258
5		Comcast Corp., Class A	110
82		CTC Media, Inc., (Russia)	1,803
3		DIRECTV, Class A (a)	107
41		DreamWorks Animation SKG, Inc., Class A (a)	1,139
4		Gannett Co., Inc.	63
4		Harte-Hanks, Inc.	47
8		John Wiley & Sons, Inc., Class A	384
69		Lamar Advertising Co., Class A (a)	2,537
15		Liberty Global, Inc., Class A (a)	595
34		Liberty Media Corp. - Capital, Class A (a)	2,238
42		Live Nation Entertainment, Inc. (a)	432
323		New York Times Co. (The), Class A (a)	3,266
9		Omnicom Group, Inc.	408
131		Regal Entertainment Group, Class A	1,597
5		Valassis Communications, Inc. (a)	158
42		Viacom, Inc., Class B	1,759
34		Virgin Media, Inc.	857
329		Walt Disney Co. (The)	12,787

			31,328

		Multiline Retail — 2.1%
30		99 Cents Only Stores (a)	448
174		Big Lots, Inc. (a)	5,527
67		Family Dollar Stores, Inc.	2,832
229		J.C. Penney Co., Inc.	7,346
183		Nordstrom, Inc.	7,542
538		Saks, Inc. (a)	6,306

			30,001

		Specialty Retail — 3.0%
4		Aaron’s, Inc.	67
150		Aeropostale, Inc. (a)	3,608
22		Ascena Retail Group, Inc. (a)	595
180		AutoNation, Inc. (a)	5,170
61		Bed Bath & Beyond, Inc. (a)	2,943
157		Best Buy Co., Inc.	5,344
96		Cabela’s, Inc. (a)	2,402
63		CarMax, Inc. (a)	2,059
42		Dick’s Sporting Goods, Inc. (a)	1,510
5		Genesco, Inc. (a)	176
8		Guess?, Inc.	357
15		hhgregg, Inc. (a)	267
9		Home Depot, Inc.	329
70		Jos. A. Bank Clothiers, Inc. (a)	2,970
18		Limited Brands, Inc.	516
167		Men’s Wearhouse, Inc. (The)	4,384
96		Penske Automotive Group, Inc. (a)	1,629
52		Rent-A-Center, Inc.	1,555
6		Ross Stores, Inc.	391
4		Tiffany & Co.	243
19		TJX Cos., Inc.	917
2		Tractor Supply Co.	84
24		Ulta Salon Cosmetics & Fragrance, Inc. (a)	875
178		Urban Outfitters, Inc. (a)	6,024

			44,415

		Textiles, Apparel & Luxury Goods — 0.7%
35		Carter’s, Inc. (a)	971
60		Columbia Sportswear Co.	3,636
25		Fossil, Inc. (a)	1,750
5		Iconix Brand Group, Inc. (a)	104
14		Jones Group, Inc. (The)	176
1		Phillips-Van Heusen Corp.	70
68		Skechers U.S.A., Inc., Class A (a)	1,406
11		Under Armour, Inc., Class A (a)	641
7		V.F. Corp.	546

			9,300

		Total Consumer Discretionary	196,458

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Consumer Staples — 6.9%
		Beverages — 0.7%
60		Brown-Forman Corp., Class B	4,003
—	(h)	Central European Distribution Corp. (a)	–	(h)
88		Coca-Cola Co. (The)	5,507
20		Constellation Brands, Inc., Class A (a)	384

			9,894

		Food & Staples Retailing — 2.6%
105		Costco Wholesale Corp.	7,559
228		Kroger Co. (The)	4,872
673		SUPERVALU, Inc.	4,905
134		Sysco Corp.	3,895
120		United Natural Foods, Inc. (a)	4,441
138		Wal-Mart Stores, Inc.	7,760
107		Whole Foods Market, Inc.	5,531

			38,963

		Food Products — 2.1%
269		Campbell Soup Co.	9,196
135		Dean Foods Co. (a)	1,368
1		Diamond Foods, Inc.	27
98		Green Mountain Coffee Roasters, Inc. (a)	3,301
1		Hain Celestial Group, Inc. (The) (a)	32
42		Kellogg Co.	2,107
231		Kraft Foods, Inc., Class A	7,062
1		Lancaster Colony Corp.	33
49		Sanderson Farms, Inc.	2,033
151		Sara Lee Corp.	2,555
17		Snyders-Lance, Inc.	349
4		Tootsie Roll Industries, Inc.	120
46		TreeHouse Foods, Inc. (a)	2,203

			30,386

		Household Products — 1.3%
236		Clorox Co.	14,835
76		Procter & Gamble Co. (The)	4,821

			19,656

		Personal Products — 0.2%
—	(h)	Avon Products, Inc.	11
35		Estee Lauder Cos., Inc. (The), Class A	2,819

			2,830

		Tobacco — 0.0% (g)
—	(h)	Philip Morris International, Inc.	11
6		Universal Corp.	242

			253

		Total Consumer Staples	101,982

Energy — 11.1%
		Energy Equipment & Services — 3.4%
154		Atwood Oceanics, Inc. (a)	6,217
30		Bristow Group, Inc. (a)	1,547
75		Cameron International Corp. (a)	4,015
30		CARBO Ceramics, Inc.	3,473
39		Diamond Offshore Drilling, Inc.	2,763
17		Dresser-Rand Group, Inc. (a)	760
3		Dril-Quip, Inc. (a)	258
82		FMC Technologies, Inc. (a)	7,691
12		Gulfmark Offshore, Inc., Class A (a)	463
59		Key Energy Services, Inc. (a)	782
72		Lufkin Industries, Inc.	4,833
50		National Oilwell Varco, Inc.	3,694
129		Pride International, Inc. (a)	4,205
136		Rowan Cos., Inc. (a)	4,675
69		Tidewater, Inc.	4,088

			49,464

		Oil, Gas & Consumable Fuels — 7.7%
73		Alpha Natural Resources, Inc. (a)	3,945
146		BPZ Resources, Inc. (a)	838
8		Brigham Exploration Co. (a)	240
223		Cabot Oil & Gas Corp.	9,281
158		Chesapeake Energy Corp.	4,667
24		Cimarex Energy Co.	2,543
151		Clean Energy Fuels Corp. (a)	1,788
4		Concho Resources, Inc. (a)	365
7		ConocoPhillips	522
15		Consol Energy, Inc.	756
5		Continental Resources, Inc. (a)	335
27		Devon Energy Corp.	2,391
28		EOG Resources, Inc.	3,012
72		EQT Corp.	3,469
110		Exxon Mobil Corp.	8,879
58		Forest Oil Corp. (a)	2,262
154		Frontier Oil Corp. (a)	3,212
6		Gulfport Energy Corp. (a)	147
35		Holly Corp.	1,741
11		Massey Energy Co.	683
268		McMoRan Exploration Co. (a)	4,189
265		Overseas Shipholding Group, Inc.	8,802
46		Patriot Coal Corp. (a)	1,199
26		Peabody Energy Corp.	1,650
19		Petroleum Development Corp. (a)	851
10		Pioneer Natural Resources Co.	993
162		Quicksilver Resources, Inc. (a)	2,439
288		Range Resources Corp.	14,349
785		SandRidge Energy, Inc. (a)	5,840
397		Southwestern Energy Co. (a)	15,694
17		Spectra Energy Corp.	434
20		Sunoco, Inc.	868
42		Venoco, Inc. (a)	886
126		World Fuel Services Corp.	4,719

			113,989

		Total Energy	163,453

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Financials — 10.0%
		Capital Markets — 1.9%
84		American Capital Ltd. (a)	689
268		Apollo Investment Corp.	3,162
180		Charles Schwab Corp. (The)	3,257
3		Cohen & Steers, Inc.	97
31		Eaton Vance Corp.	931
12		Greenhill & Co., Inc.	830
—	(h)	KBW, Inc.	11
12		Knight Capital Group, Inc., Class A (a)	162
30		Legg Mason, Inc.	988
460		MF Global Holdings Ltd. (a)	3,807
139		Northern Trust Corp.	7,246
34		Raymond James Financial, Inc.	1,239
17		State Street Corp.	788
60		Stifel Financial Corp. (a)	3,822
—	(h)	T. Rowe Price Group, Inc.	13
21		TD AMERITRADE Holding Corp.	425

			27,467

		Commercial Banks — 2.0%
22		Associated Banc-Corp.	312
18		Bank of Hawaii Corp.	866
209		BB&T Corp.	5,766
—	(h)	City National Corp.	8
153		Comerica, Inc.	5,851
27		CVB Financial Corp.	224
96		First Horizon National Corp. (a)	1,083
10		First Midwest Bancorp, Inc.	116
18		FNB Corp.	186
6		Iberiabank Corp.	353
—	(h)	KeyCorp	1
2		Pacific Capital Bancorp (a)	62
—	(h)	Park National Corp.	6
35		PNC Financial Services Group, Inc.	2,103
603		Regions Financial Corp.	4,281
27		SunTrust Banks, Inc.	836
357		TCF Financial Corp.	5,332
6		Trustmark Corp.	145
34		Wells Fargo & Co.	1,093

			28,624

		Consumer Finance — 1.0%
1		American Express Co.	61
230		Capital One Financial Corp.	11,074
180		Discover Financial Services	3,701
1		World Acceptance Corp. (a)	30

			14,866

		Diversified Financial Services — 0.3%
300		Citigroup, Inc. (a)	1,447
—	(h)	NYSE Euronext	1
126		PHH Corp. (a)	3,016
—	(h)	Portfolio Recovery Associates, Inc. (a)	35

			4,499

		Insurance — 3.1%
—	(h)	Amtrust Financial Services, Inc.	6
126		Chubb Corp.	7,318
133		Cincinnati Financial Corp.	4,262
44		CNA Financial Corp. (a)	1,191
2		First American Financial Corp.	28
227		Genworth Financial, Inc., Class A (a)	3,074
120		Hartford Financial Services Group, Inc.	3,331
48		HCC Insurance Holdings, Inc.	1,451
82		Lincoln National Corp.	2,378
42		Loews Corp.	1,688
7		Markel Corp. (a)	2,759
203		Marsh & McLennan Cos., Inc.	5,664
2		Mercury General Corp.	97
5		MetLife, Inc.	225
64		Old Republic International Corp.	788
7		Protective Life Corp.	196
3		RLI Corp.	160
22		StanCorp Financial Group, Inc.	981
108		Torchmark Corp.	6,706
24		Travelers Cos., Inc. (The)	1,344
39		Unum Group	980
58		W.R. Berkley Corp.	1,630

			46,257

		Real Estate Investment Trusts (REITs) — 1.3%
3		Alexandria Real Estate Equities, Inc.	222
8		Developers Diversified Realty Corp.	104
11		HCP, Inc.	403
22		Health Care REIT, Inc.	1,056
33		Highwoods Properties, Inc.	1,094
44		Hospitality Properties Trust	1,096
8		Host Hotels & Resorts, Inc.	139
1		Kimco Realty Corp.	16
8		Liberty Property Trust	279
30		Plum Creek Timber Co., Inc.	1,255
61		ProLogis	916
38		Public Storage	4,150
24		SL Green Realty Corp.	1,740
—	(h)	Vornado Realty Trust	8
293		Weyerhaeuser Co.	6,792

			19,270

		Thrifts & Mortgage Finance — 0.4%
255		Hudson City Bancorp, Inc.	2,802
198		New York Community Bancorp, Inc.	3,633

			6,435

		Total Financials	147,418

Health Care — 11.6%
		Biotechnology — 0.9%
47		Alkermes, Inc. (a)	608
101		Amylin Pharmaceuticals, Inc. (a)	1,640

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Biotechnology — Continued
1		BioMarin Pharmaceutical, Inc. (a)	25
113		Dendreon Corp. (a)	3,966
130		Human Genome Sciences, Inc. (a)	3,144
13		Momenta Pharmaceuticals, Inc. (a)	171
23		Pharmasset, Inc. (a)	1,100
158		Savient Pharmaceuticals, Inc. (a)	1,454
3		Seattle Genetics, Inc. (a)	49
27		Theravance, Inc. (a)	558

			12,715

		Health Care Equipment & Supplies — 1.8%
16		Alere, Inc. (a)	628
402		Boston Scientific Corp. (a)	2,809
3		C.R. Bard, Inc.	314
158		CareFusion Corp. (a)	4,069
131		DexCom, Inc. (a)	1,841
111		Edwards Lifesciences Corp. (a)	9,317
19		Gen-Probe, Inc. (a)	1,195
4		Invacare Corp.	99
5		Medtronic, Inc.	198
41		NuVasive, Inc. (a)	1,141
59		ResMed, Inc. (a)	1,870
4		STERIS Corp.	153
5		Varian Medical Systems, Inc. (a)	363
86		Volcano Corp. (a)	2,267
1		Zoll Medical Corp. (a)	54

			26,318

		Health Care Providers & Services — 6.4%
251		Aetna, Inc.	8,284
152		AMERIGROUP Corp. (a)	7,944
138		Brookdale Senior Living, Inc. (a)	3,024
7		Catalyst Health Solutions, Inc. (a)	292
122		Centene Corp. (a)	3,382
4		Coventry Health Care, Inc. (a)	111
8		DaVita, Inc. (a)	612
8		Emeritus Corp. (a)	152
174		Express Scripts, Inc. (a)	9,791
14		Gentiva Health Services, Inc. (a)	331
72		Healthsouth Corp. (a)	1,623
66		Healthspring, Inc. (a)	1,991
142		Henry Schein, Inc. (a)	9,333
59		HMS Holdings Corp. (a)	3,809
95		Laboratory Corp. of America Holdings (a)	8,532
5		Magellan Health Services, Inc. (a)	226
40		McKesson Corp.	2,977
12		Mednax, Inc. (a)	787
2		MWI Veterinary Supply, Inc. (a)	150
38		Omnicare, Inc.	977
129		Patterson Cos., Inc.	4,277
109		PSS World Medical, Inc. (a)	2,607
407		UnitedHealth Group, Inc.	16,705
6		Universal American Corp.	126
179		VCA Antech, Inc. (a)	4,110
26		WellPoint, Inc. (a)	1,636

			93,789

		Health Care Technology — 0.3%
71		athenahealth, Inc. (a)	3,052
16		Quality Systems, Inc.	1,250

			4,302

		Life Sciences Tools & Services — 0.9%
5		Bruker Corp. (a)	80
231		Charles River Laboratories International, Inc. (a)	8,848
—	(h)	Covance, Inc. (a)	13
7		Illumina, Inc. (a)	454
4		Mettler-Toledo International, Inc., (Switzerland) (a)	570
89		Parexel International Corp. (a)	2,066
41		PerkinElmer, Inc.	1,048
1		Techne Corp.	73

			13,152

		Pharmaceuticals — 1.3%
182		Auxilium Pharmaceuticals, Inc. (a)	4,124
14		Eli Lilly & Co.	494
70		Johnson & Johnson	4,177
4		Medicines Co. (The) (a)	66
155		Nektar Therapeutics (a)	1,732
86		Perrigo Co.	6,225
87		Pfizer, Inc.	1,580
158		Vivus, Inc. (a)	1,413

			19,811

		Total Health Care	170,087

Industrials — 12.0%
		Aerospace & Defense — 2.0%
29		BE Aerospace, Inc. (a)	1,136
33		Boeing Co. (The)	2,300
—	(h)	Ceradyne, Inc. (a)	4
9		Curtiss-Wright Corp.	320
17		Goodrich Corp.	1,548
15		Hexcel Corp. (a)	276
2		L-3 Communications Holdings, Inc.	160
44		Precision Castparts Corp.	6,360
168		Rockwell Collins, Inc.	10,780
185		Spirit Aerosystems Holdings, Inc., Class A (a)	4,358
5		Teledyne Technologies, Inc. (a)	233
9		TransDigm Group, Inc. (a)	699
16		Triumph Group, Inc.	1,570

			29,744

		Air Freight & Logistics — 1.0%
156		C.H. Robinson Worldwide, Inc.	12,037
43		Expeditors International of
		Washington, Inc.	2,199

			14,236

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Airlines — 1.1%
21		Alaska Air Group, Inc. (a)	1,221
54		Allegiant Travel Co.	2,531
35		AMR Corp. (a)	246
584		Delta Air Lines, Inc. (a)	6,820
759		JetBlue Airways Corp. (a)	4,553
5		SkyWest, Inc.	83
57		Southwest Airlines Co.	677

			16,131

		Building Products — 0.4%
–	(h)	A.O. Smith Corp.	19
158		Owens Corning (a)	5,300
32		Simpson Manufacturing Co., Inc.	958
18		USG Corp. (a)	290

			6,567

		Commercial Services & Supplies — 1.3%
48		Clean Harbors, Inc. (a)	4,311
74		Corrections Corp. of America (a)	1,840
40		GEO Group, Inc. (The) (a)	956
50		Healthcare Services Group, Inc.	788
3		Herman Miller, Inc.	74
9		HNI Corp.	271
10		Interface, Inc., Class A	155
–	(h)	Knoll, Inc.	4
30		Mine Safety Appliances Co.	945
76		Rollins, Inc.	1,444
98		Stericycle, Inc. (a)	7,705
3		United Stationers, Inc. (a)	160
2		Waste Connections, Inc.	47

			18,700

		Construction & Engineering — 1.2%
89		Granite Construction, Inc.	2,310
95		Jacobs Engineering Group, Inc. (a)	4,864
319		Quanta Services, Inc. (a)	7,561
74		Shaw Group, Inc. (The) (a)	2,799

			17,534

		Electrical Equipment — 1.1%
154		Acuity Brands, Inc.	8,502
51		American Superconductor Corp. (a)	1,403
4		AMETEK, Inc.	171
2		Babcock & Wilcox Co. (The) (a)	65
5		Belden, Inc.	174
14		GrafTech International Ltd. (a)	285
1		II-VI, Inc. (a)	34
48		Polypore International, Inc. (a)	2,332
34		Rockwell Automation, Inc.	2,763
1		Roper Industries, Inc.	69

			15,798

		Industrial Conglomerates — 0.2%
53		Carlisle Cos., Inc.	1,987
2		General Electric Co.	49
14		Textron, Inc.	378

			2,414

		Machinery — 1.8%
32		Barnes Group, Inc.	626
7		Cummins, Inc.	746
3		Deere & Co.	312
20		Donaldson Co., Inc.	1,145
15		Flowserve Corp.	1,908
25		Graco, Inc.	1,056
4		Kennametal, Inc.	159
2		Lincoln Electric Holdings, Inc.	106
53		Lindsay Corp.	3,472
28		Manitowoc Co., Inc. (The)	377
10		Middleby Corp. (a)	854
–	(h)	Nordson Corp.	9
3		PACCAR, Inc.	161
6		Pall Corp.	323
31		Robbins & Myers, Inc.	1,276
3		SPX Corp.	258
70		Terex Corp. (a)	2,270
94		Trinity Industries, Inc.	2,617
39		Valmont Industries, Inc.	3,596
143		Wabash National Corp. (a)	1,619
69		WABCO Holdings, Inc. (a)	4,019
9		Wabtec Corp.	509

			27,418

		Marine — 0.1%
9		Alexander & Baldwin, Inc.	376
27		Kirby Corp. (a)	1,242

			1,618

		Professional Services — 0.9%
43		Corporate Executive Board Co. (The)	1,668
22		CoStar Group, Inc. (a)	1,233
5		Dun & Bradstreet Corp.	389
36		FTI Consulting, Inc. (a)	1,331
20		IHS, Inc., Class A (a)	1,622
–	(h)	Resources Connection, Inc.	2
167		Robert Half International, Inc.	5,249
29		Towers Watson & Co., Class A	1,566

			13,060

		Road & Rail — 0.5%
26		Avis Budget Group, Inc. (a)	361
96		Con-way, Inc.	3,255
14		Genesee & Wyoming, Inc., Class A (a)	731
3		Heartland Express, Inc.	43
20		J.B. Hunt Transport Services, Inc.	811
26		Kansas City Southern (a)	1,308
8		Landstar System, Inc.	349

			6,858

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Trading Companies & Distributors — 0.4%
33		Fastenal Co.	1,909
24		GATX Corp.	809
15		MSC Industrial Direct Co., Class A	873
19		W.W. Grainger, Inc.	2,451
2		Watsco, Inc.	115
11		WESCO International, Inc. (a)	597

			6,754

		Total Industrials	176,832

Information Technology — 12.8%
		Communications Equipment — 1.5%
32		ADTRAN, Inc.	1,311
26		Arris Group, Inc. (a)	323
112		Aruba Networks, Inc. (a)	2,417
7		Blue Coat Systems, Inc. (a)	200
44		Ciena Corp. (a)	964
150		Finisar Corp. (a)	4,981
67		Harmonic, Inc. (a)	564
104		Infinera Corp. (a)	765
52		JDS Uniphase Corp. (a)	882
134		QUALCOMM, Inc.	7,275
130		Sonus Networks, Inc. (a)	357
35		Tekelec (a)	401
208		Tellabs, Inc.	1,101
6		ViaSat, Inc. (a)	263

			21,804

		Computers & Peripherals — 0.3%
20		NCR Corp. (a)	332
15		NetApp, Inc. (a)	845
22		SanDisk Corp. (a)	996
107		STEC, Inc. (a)	2,191
2		Synaptics, Inc. (a)	62

			4,426

		Electronic Equipment, Instruments & Components — 2.2%
153		Amphenol Corp., Class A	8,479
6		Anixter International, Inc.	360
16		Arrow Electronics, Inc. (a)	592
137		Avnet, Inc. (a)	4,894
54		Benchmark Electronics, Inc. (a)	1,029
20		Checkpoint Systems, Inc. (a)	418
98		Corning, Inc.	2,176
59		FLIR Systems, Inc. (a)	1,826
35		Ingram Micro, Inc., Class A (a)	684
17		IPG Photonics Corp. (a)	595
235		Jabil Circuit, Inc.	4,758
10		L-1 Identity Solutions, Inc. (a)	119
25		Plexus Corp. (a)	686
4		Rofin-Sinar Technologies, Inc. (a)	169
26		Sanmina-SCI Corp. (a)	398
2		Scansource, Inc. (a)	79
25		SYNNEX Corp. (a)	843
19		Tech Data Corp. (a)	895

		Electronic Equipment, Instruments & Components — Continued
60		Trimble Navigation Ltd. (a)	2,747

			31,747

		Internet Software & Services — 0.2%
4		DealerTrack Holdings, Inc. (a)	77
9		Rackspace Hosting, Inc. (a)	299
4		RightNow Technologies, Inc. (a)	111
6		Travelzoo, Inc. (a)	262
30		VeriSign, Inc.	993
13		WebMD Health Corp. (a)	703
18		Yahoo!, Inc. (a)	290

			2,735

		IT Services — 3.0%
24		Alliance Data Systems Corp. (a)	1,680
72		Automatic Data Processing, Inc.	3,467
94		Broadridge Financial Solutions, Inc.	2,145
40		Cognizant Technology Solutions Corp., Class A (a)	2,912
1		CoreLogic, Inc.	20
7		Euronet Worldwide, Inc. (a)	132
7		Fidelity National Information Services, Inc.	203
8		Gartner, Inc. (a)	271
105		Global Payments, Inc.	4,978
–	(h)	International Business Machines Corp.	16
6		MasterCard, Inc., Class A	1,440
166		Paychex, Inc.	5,314
362		SAIC, Inc. (a)	6,006
121		Sapient Corp.	1,445
9		SRA International, Inc., Class A (a)	230
5		Syntel, Inc.	258
179		Teradata Corp. (a)	7,696
107		VeriFone Systems, Inc. (a)	4,261
19		Western Union Co. (The)	382
20		Wright Express Corp. (a)	935

			43,791

		Semiconductors & Semiconductor Equipment — 3.5%
226		Applied Materials, Inc.	3,545
82		Atmel Corp. (a)	1,114
14		Broadcom Corp., Class A	620
2		Brooks Automation, Inc. (a)	21
84		Cavium Networks, Inc. (a)	3,341
128		Cree, Inc. (a)	6,487
46		Cymer, Inc. (a)	2,251
113		Entropic Communications, Inc. (a)	1,238
4		FEI Co. (a)	106
216		FormFactor, Inc. (a)	1,847
278		GT Solar International, Inc. (a)	3,075
30		Intersil Corp., Class A	450
91		Linear Technology Corp.	3,171

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Semiconductors & Semiconductor Equipment — Continued
10		Maxim Integrated Products, Inc.	247
11		Microchip Technology, Inc.	399
8		MKS Instruments, Inc. (a)	232
96		National Semiconductor Corp.	1,456
39		NetLogic Microsystems, Inc. (a)	1,354
379		NVIDIA Corp. (a)	9,058
25		Power Integrations, Inc.	909
–	(h)	Rambus, Inc. (a)	3
58		Silicon Laboratories, Inc. (a)	2,577
137		Skyworks Solutions, Inc. (a)	4,358
28		SunPower Corp., Class A (a)	375
26		Texas Instruments, Inc.	890
60		Varian Semiconductor Equipment Associates, Inc. (a)	2,677

			51,801

		Software — 2.1%
36		Ariba, Inc. (a)	1,012
32		AsiaInfo-Linkage, Inc., (China) (a)	686
23		Aspen Technology, Inc. (a)	321
28		Autodesk, Inc. (a)	1,128
1		CommVault Systems, Inc. (a)	31
–	(h)	Compuware Corp. (a)	5
24		Concur Technologies, Inc. (a)	1,249
42		FactSet Research Systems, Inc.	4,211
67		Informatica Corp. (a)	3,086
11		Intuit, Inc. (a)	519
5		Lawson Software, Inc. (a)	43
40		Mentor Graphics Corp. (a)	508
60		NetSuite, Inc. (a)	1,624
120		Oracle Corp.	3,831
28		Pegasystems, Inc.	951
41		Rovi Corp. (a)	2,559
7		Salesforce.com, Inc. (a)	950
27		SuccessFactors, Inc. (a)	786
19		Synchronoss Technologies, Inc. (a)	532
17		Take-Two Interactive Software, Inc. (a)	218
4		TIBCO Software, Inc. (a)	77
729		TiVo, Inc. (a)	7,054
6		Ultimate Software Group, Inc. (a)	288

			31,669

		Total Information Technology	187,973

Materials — 5.4%
		Chemicals — 3.0%
–	(h)	Albemarle Corp.	11
22		Ashland, Inc.	1,300
11		Balchem Corp.	357
1		Calgon Carbon Corp. (a)	14
22		Dow Chemical Co. (The)	770
47		Eastman Chemical Co.	4,405
5		FMC Corp.	396
1		Georgia Gulf Corp. (a)	39
7		International Flavors & Fragrances, Inc.	422
105		Intrepid Potash, Inc. (a)	3,782
3		Koppers Holdings, Inc.	96
1		Kronos Worldwide, Inc.	39
109		Monsanto Co.	7,999
148		Mosaic Co. (The)	12,006
26		Nalco Holding Co.	801
53		Olin Corp.	1,026
–	(h)	PPG Industries, Inc.	1
136		RPM International, Inc.	3,183
18		Sensient Technologies Corp.	625
48		Sherwin-Williams Co. (The)	4,088
23		Sigma-Aldrich Corp.	1,452
45		Solutia, Inc. (a)	1,050
8		Valspar Corp.	287

			44,149

		Construction Materials — 0.3%
79		Eagle Materials, Inc.	2,285
45		Texas Industries, Inc.	1,799
7		Vulcan Materials Co.	302

			4,386

		Containers & Packaging — 0.6%
1		Aptargroup, Inc.	38
10		Ball Corp.	710
17		Bemis Co., Inc.	559
28		Greif, Inc., Class A	1,759
35		Owens-Illinois, Inc. (a)	1,018
7		Packaging Corp. of America	194
39		Sealed Air Corp.	1,033
101		Sonoco Products Co.	3,587
6		Temple-Inland, Inc.	147

			9,045

		Metals & Mining — 1.1%
23		Allegheny Technologies, Inc.	1,496
–	(h)	AMCOL International Corp.	12
110		Carpenter Technology Corp.	4,531
19		Century Aluminum Co. (a)	282
10		Cliffs Natural Resources, Inc.	840
74		Commercial Metals Co.	1,231
25		Compass Minerals International, Inc.	2,274
2		Kaiser Aluminum Corp.	103
5		RTI International Metals, Inc. (a)	155
6		Schnitzer Steel Industries, Inc., Class A	365
89		Titanium Metals Corp. (a)	1,669
1		Walter Energy, Inc.	104
132		Worthington Industries, Inc.	2,517

			15,579

		Paper & Forest Products — 0.4%
90		International Paper Co.	2,599

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Paper & Forest Products — Continued
1	KapStone Paper & Packaging Corp. (a)	12
247	Louisiana-Pacific Corp. (a)	2,477
24	Schweitzer-Mauduit International, Inc.	1,458

		6,546

	Total Materials	79,705

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.1%
56	AT&T, Inc.	1,535
288	CenturyLink, Inc.	12,434
2	Frontier Communications Corp.	15
3	tw telecom, inc. (a)	43
214	Windstream Corp.	2,741

		16,768

	Wireless Telecommunication Services — 1.0%
88	American Tower Corp., Class A (a)	4,468
396	Clearwire Corp., Class A (a)	2,096
15	Crown Castle International Corp. (a)	622
97	SBA Communications Corp., Class A (a)	3,959
652	Sprint Nextel Corp. (a)	2,947

		14,092

	Total Telecommunication Services	30,860

Utilities — 6.2%
	Electric Utilities — 2.6%
11	Allete, Inc.	408
23	Cleco Corp.	712
589	Duke Energy Corp.	10,535
227	FirstEnergy Corp.	8,872
29	IDACORP, Inc.	1,096
8	ITC Holdings Corp.	493
157	NextEra Energy, Inc.	8,368
8	Northeast Utilities	263
15	NV Energy, Inc.	213
99	Progress Energy, Inc.	4,434
51	Southern Co.	1,927
9	Westar Energy, Inc.	221

		37,542

	Gas Utilities — 1.4%
1	Laclede Group, Inc. (The)	42
66	National Fuel Gas Co.	4,502
55	New Jersey Resources Corp.	2,310
15	Northwest Natural Gas Co.	690
89	Oneok, Inc.	5,238
69	Piedmont Natural Gas Co., Inc.	1,929
244	Questar Corp.	4,260
20	South Jersey Industries, Inc.	1,022
20	WGL Holdings, Inc.	718

		20,711

	Independent Power Producers & Energy Traders — 0.4%
283	Calpine Corp. (a)	4,041
64	Ormat Technologies, Inc.	1,971

		6,012

	Multi-Utilities — 1.8%
109	CMS Energy Corp.	2,117
186	Consolidated Edison, Inc.	9,295
101	Dominion Resources, Inc.	4,392
66	Integrys Energy Group, Inc.	3,118
4	NiSource, Inc.	66
5	NSTAR	197
28	SCANA Corp.	1,178
12	Sempra Energy	624
97	Wisconsin Energy Corp.	5,874

		26,861

	Water Utilities — 0.0% (g)
31	Aqua America, Inc.	714

	Total Utilities	91,840

	Total Short Positions
	(Proceeds $1,300,953)	1,346,608

Percentages indicated are based on net assets.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $0 which amounts to 0.00% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of January 31, 2011.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,044
Aggregate gross unrealized depreciation	(19,481)

Net unrealized appreciation/depreciation	$50,563

Federal income tax cost of investments	$1,416,744

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$202,121	$—	$—		$202,121
Consumer Staples	78,551	—	—		78,551
Energy	155,434	—	—		155,434
Financials	134,337	—	—	(a)	134,337
Health Care	182,918	—	—		182,918
Industrials	199,638	—	—		199,638
Information Technology	210,223	—	—		210,223
Materials	92,063	—	—		92,063
Telecommunication Services	20,013	—	—		20,013
Utilities	79,408	—	—		79,408
Total Common Stocks	1,354,706	—	—		1,354,706
Short-Term Investments
Investment Companies	112,601	—	—		112,601

Total Investments in Securities	1,467,307	—	—	(a)	1,467,307

Liabilities
Common Stocks
Consumer Discretionary	(196,458)	—	—		(196,458)
Consumer Staples	(101,982)	—	—		(101,982)
Energy	(163,453)	—	—		(163,453)
Financials	(147,418)	—	—		(147,418)
Health Care	(170,087)	—	—		(170,087)
Industrials	(175,213)	(1,619)	—		(176,832)
Information Technology	(187,973)	—	—		(187,973)
Materials	(79,705)	—	—		(79,705)
Telecommunication Services	(30,860)	—	—		(30,860)
Utilities	(91,840)	—	—		(91,840)

Total Liabilities	(1,344,989)	(1,619)	—		(1,346,608)

(a)	Security has a zero value.

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3	Balance as of 1/31/11
Investments in Securities
Common Stocks - Financials	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—	$—	(a)

Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—	$—	(a)

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.5%
	China — 26.0%
67,822	Agricultural Bank of China Ltd., Class H (a)	33,557
8,000	AMVIG Holdings Ltd.	5,979
18,000	BBMG Corp., Class H	24,417
53,300	China Construction Bank Corp., Class H	47,104
43,500	China Eastern Airlines Corp., Ltd., Class H	20,386
10,800	China Merchants Bank Co., Ltd., Class H	25,623
45,000	China Resources Cement Holdings Ltd. (a)	34,330
6,600	China Shineway Pharmaceutical Group Ltd.	16,715
8,000	China Yurun Food Group Ltd.	26,113
7,300	Jiangxi Copper Co., Ltd., Class H	23,531
15,896	Nine Dragons Paper Holdings Ltd.	22,611
3,625	Ping An Insurance Group Co. of China Ltd., Class H	36,271
26,562	Poly Hong Kong Investments Ltd.	24,925
4,600	Weichai Power Co., Ltd., Class H	31,523
12,000	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	23,395
9,000	Yanzhou Coal Mining Co., Ltd., Class H	26,311

		422,791

	Hong Kong — 8.0%
15,000	BOC Hong Kong Holdings Ltd.	48,598
24,432	Genting Hong Kong Ltd.	10,932
4,500	Kerry Properties Ltd.	24,145
2,275	Orient Overseas International Ltd.	22,934
3,000	Wharf Holdings Ltd.	22,813

		129,422

	India — 11.6%
9,000	Ambuja Cements Ltd.	24,828
500	Bharat Heavy Electricals Ltd.	24,224
550	HDFC Bank Ltd.	24,580
7,700	Infrastructure Development Finance Co., Ltd.	24,856
980	Maruti Suzuki India Ltd.	27,002
6,379	Mundra Port and Special Economic Zone Ltd.	19,613
3,500	Rural Electrification Corp., Ltd.	18,632
1,000	Tata Motors Ltd.	25,051

		188,786

	Indonesia — 4.4%
1,729	Astra International Tbk PT	9,411
29,051	Bank Danamon Indonesia Tbk PT	19,203
18,000	United Tractors Tbk PT	42,793

		71,407

	Malaysia — 2.3%
18,600	Petronas Chemicals Group Bhd. (a)	37,121

	Singapore — 14.2%
6,000	Fraser and Neave Ltd.	29,918
15,000	Global Logistic Properties Ltd. (a)	24,388
30,000	Golden Agri-Resources Ltd.	16,664
4,900	Keppel Corp., Ltd.	45,060
30,000	Midas Holdings Ltd.	21,850
13,500	Neptune Orient Lines Ltd. (a)	23,402
16,800	Olam International Ltd.	40,186
11,000	Overseas Union Enterprise Ltd.	28,479

		229,947

	South Korea — 22.1%
36	Amorepacific Corp.	34,899
280	Hyundai Engineering & Construction Co., Ltd. (a)	21,763
131	Hyundai Heavy Industries Co., Ltd.	56,851
780	KB Financial Group, Inc. (a)	40,251
480	Lock & Lock Co., Ltd. (a)	14,765
120	OCI Co. Ltd. (a)	40,693
82	Samsung Electronics Co., Ltd.	71,556
273	Samsung Engineering Co., Ltd.	48,179
348	Samsung Techwin Co., Ltd.	29,207

		358,164

	Taiwan — 7.5%
11,000	Acer, Inc.	29,885
36,000	Advanced Semiconductor Engineering, Inc.	44,691
7,118	Chimei Innolux Corp. (a)	8,944
32,000	Taishin Financial Holding Co., Ltd. (a)	18,485
25,000	Yuanta Financial Holding Co., Ltd.	20,145

		122,150

	Thailand — 4.4%
1,200	Banpu PCL, Foreign Shares	28,589
150	Banpu PCL, NVDR	3,559
3,850	Siam Cement PCL, NVDR	39,028

		71,176

	Total Common Stocks (Cost $1,269,529)	1,630,964

Participation Note — 1.9%
	India — 1.9%
6,000	Hindalco Industries Ltd., expiring 12/11/12 (issued through Deutsche Bank AG) (a) (Cost $16,806)	30,015

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
68,234	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $68,234)	68,234

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 106.6% (Cost $1,354,569)	1,729,213
	Liabilities in Excess of Other Assets — (6.6)%	(106,672)

	NET ASSETS — 100.0%	$1,622,541

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.9%
Machinery	9.0
Construction Materials	7.1
Semiconductors & Semiconductor Equipment	6.7
Industrial Conglomerates	6.0
Real Estate Management & Development	5.6
Chemicals	4.5
Metals & Mining	4.4
Construction & Engineering	4.0
Oil, Gas & Consumable Fuels	3.4
Electrical Equipment	2.8
Marine	2.7
Diversified Financial Services	2.5
Food Products	2.5
Food & Staples Retailing	2.3
Hotels, Restaurants & Leisure	2.3
Automobiles	2.1
Insurance	2.1
Personal Products	2.0
Computers & Peripherals	1.7
Paper & Forest Products	1.3
Containers & Packaging	1.2
Airlines	1.2
Capital Markets	1.2
Transportation Infrastructure	1.1
Pharmaceuticals	1.0
Short-Term Investment	3.9
Others (each less than 1.0%)	0.5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2011.

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $1,630,964,000 and 94.3%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,483
Aggregate gross unrealized depreciation	(37,839)

Net unrealized appreciation/depreciation	$374,644

Federal income tax cost of investments	$1,354,569

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$98,249	$1,630,964	$—	$1,729,213

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a participation note and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.6%
	China — 50.4%
78	Agile Property Holdings Ltd.	117
281	Agricultural Bank of China Ltd., Class H (a)	139
64	Anta Sports Products Ltd.	103
743	Bank of China Ltd., Class H	388
104	BBMG Corp., Class H	140
43	Beijing Jingkelong Co. Ltd., Class H	60
12	Bona Film Group Ltd., ADR (a)	88
70	China Communications Construction Co., Ltd., Class H	57
607	China Construction Bank Corp., Class H	536
65	China Life Insurance Co., Ltd., Class H	253
45	China Merchants Bank Co., Ltd., Class H	106
31	China Merchants Property Development Co. Ltd., Class B	58
43	China Mobile Ltd.	421
62	China National Building Material Co., Ltd., Class H	156
108	China Oilfield Services Ltd., Class H	211
224	China Petroleum & Chemical Corp., Class H	248
40	China Shineway Pharmaceutical Group Ltd.	101
189	China Suntien Green Energy Corp. Ltd., Class H (a)	47
150	China Vanadium Titano - Magnetite Mining Co. Ltd. (a)	68
134	China Vanke Co., Ltd., Class B	167
62	China Yurun Food Group Ltd.	202
287	CNOOC Ltd.	639
20	Dongfang Electric Corp. Ltd., Class H	84
111	Greatview Aseptic Packaging Co., Ltd. (a)	86
148	Hidili Industry International Development Ltd.	127
424	Industrial & Commercial Bank of China, Class H	317
147	International Mining Machinery Holdings Ltd. (a)	113
121	Intime Department Store Group Co., Ltd.	177
38	Jiangxi Copper Co., Ltd., Class H	122
28	Lianhua Supermarket Holdings Co., Ltd., Class H	131
227	Maoye International Holdings Ltd.	101
72	Microport Scientific Corp. (a)	57
83	Parkson Retail Group Ltd.	141
33	Ping An Insurance Group Co. of China Ltd., Class H	330
117	Poly Hong Kong Investments Ltd.	110
58	Sany Heavy Equipment International Holdings Co., Ltd.	85
132	Sihuan Pharmaceutical Holdings Group Ltd. (a)	91
120	Springland International Holdings Ltd. (a)	96
15	Tencent Holdings Ltd.	386
50	Tingyi Cayman Islands Holding Corp.	123
52	Yanzhou Coal Mining Co., Ltd., Class H	152
210	Zijin Mining Group Co., Ltd., Class H	167

		7,301

	Hong Kong — 18.6%
36	AIA Group Ltd. (a)	99
63	BOC Hong Kong Holdings Ltd.	204
31	Cheung Kong Holdings Ltd.	509
56	China Resources Gas Group Ltd.	76
58	China Resources Land Ltd.	105
74	COSCO Pacific Ltd.	139
57	Hang Lung Properties Ltd.	251
180	Hengdeli Holdings Ltd.	102
11	Hutchison Whampoa Ltd.	129
5	Jardine Matheson Holdings Ltd.	211
37	Kerry Properties Ltd.	199
22	Li & Fung Ltd.	143
18	Orient Overseas International Ltd.	176
37	Wharf Holdings Ltd.	281
6	Wing Hang Bank Ltd.	74

		2,698

	Macau — 1.4%
80	Sands China Ltd. (a)	200

	Taiwan — 30.2%
44	Acer, Inc.	120
267	Advanced Semiconductor Engineering, Inc.	332
6	Asustek Computer, Inc.	54
158	Chinatrust Financial Holding Co., Ltd.	134
85	Coretronic Corp.	144
34	Delta Electronics, Inc.	157
121	Evergreen Marine Corp., Taiwan Ltd. (a)	127
87	Formosa Chemicals & Fibre Corp.	316
40	Formosa Plastics Corp.	136
130	Fubon Financial Holding Co., Ltd.	181
83	Hon Hai Precision Industry Co., Ltd.	354
44	Huaku Development Co., Ltd.	143
32	Hung Poo Real Estate Development Corp.	51
41	Kinsus Interconnect Technology Corp.	132
4	Largan Precision Co., Ltd.	112
9	MediaTek, Inc.	126
125	Polaris Securities Co. Ltd.	87
44	Powertech Technology, Inc.	164
33	President Chain Store Corp.	141
332	Taishin Financial Holding Co., Ltd. (a)	192
119	Taiwan Cement Corp.	128

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Taiwan — Continued
194	Taiwan Semiconductor Manufacturing Co., Ltd.	505
44	TSRC Corp.	114
85	Unimicron Technology Corp.	176
31	Wintek Corp. (a)	53
5	Wintek Corp., GDR (a)	42
203	Yuanta Financial Holding Co., Ltd.	164

		4,385

	Total Investments — 100.6% (Cost $10,415)	14,584
	Liabilities in Excess of Other Assets — (0.6)%	(82)

	NET ASSETS — 100.0%	$14,502

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.3%
Real Estate Management & Development	13.6
Semiconductors & Semiconductor Equipment	8.6
Oil, Gas & Consumable Fuels	7.4
Electronic Equipment, Instruments & Components	7.1
Insurance	4.7
Chemicals	3.9
Multiline Retail	3.5
Metals & Mining	3.3
Construction Materials	2.9
Wireless Telecommunication Services	2.9
Internet Software & Services	2.6
Industrial Conglomerates	2.3
Food & Staples Retailing	2.3
Food Products	2.2
Marine	2.1
Capital Markets	1.7
Energy Equipment & Services	1.4
Hotels, Restaurants & Leisure	1.4
Machinery	1.4
Pharmaceuticals	1.3
Diversified Financial Services	1.2
Computers & Peripherals	1.2
Distributors	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	4.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $14,496,000 and 99.4%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,293
Aggregate gross unrealized depreciation	(124)

Net unrealized appreciation/depreciation	$4,169

Federal income tax cost of investments	$10,415

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

China Region Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities ##	$88	$14,496	$–	$14,584

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011

##	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 89.8%
	Argentina — 0.8%
39	Telecom Argentina S.A., ADR (m)	1,015

	Brazil — 8.7%
87	Banco do Brasil S.A. (m)	1,554
94	Cia Energetica de Minas Gerais, ADR (m)	1,547
48	EDP - Energias do Brasil S.A. (m)	1,081
31	Natura Cosmeticos S.A. (m)	804
139	OGX Petroleo e Gas Participacoes S.A. (a) (m)	1,434
40	Petroleo Brasileiro S.A., ADR (m)	1,462
25	Souza Cruz S.A. (m)	1,183
55	Vale S.A., ADR (m)	1,926

		10,991

	Canada — 0.9%
35	Pacific Rubiales Energy Corp. (m)	1,193

	China — 5.5%
3,924	Bank of China Ltd., Class H (m)	2,049
600	China Merchants Bank Co., Ltd., Class H (m)	1,423
746	China Railway Construction Corp., Ltd., Class H (m)	922
130	Hengan International Group Co., Ltd. (m)	976
6	New Oriental Education & Technology Group, ADR (a) (m)	592
1,263	Soho China Ltd. (m)	1,000

		6,962

	Egypt — 0.9%
203	Commercial International Bank Egypt SAE (f) (i) (m)	1,137

	Hong Kong — 8.2%
828	Chaoda Modern Agriculture Holdings Ltd. (m)	597
1,950	China Gas Holdings Ltd. (f) (i) (m)	848
296	China Mobile Ltd. (m)	2,905
1,182	CNOOC Ltd. (m)	2,631
26	Jardine Matheson Holdings Ltd. (m)	1,198
884	Kingboard Laminates Holdings Ltd. (m)	879
733	SJM Holdings Ltd. (m)	1,233

		10,291

	India — 3.3%
8	HDFC Bank Ltd., ADR (m)	1,194
31	Infosys Technologies Ltd., ADR (m)	2,106
33	Tata Motors Ltd., ADR (m)	801

		4,101

	Kazakhstan — 0.9%
55	KazMunaiGas Exploration Production, GDR (m)	1,174

	Mexico — 2.8%
660	Compartamos S.A.B. de C.V. (a) (m)	1,333
254	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,133
181	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	1,001

		3,467

	Poland — 2.6%
35	KGHM Polska Miedz S.A. (m)	2,024
211	Telekomunikacja Polska S.A. (m)	1,236

		3,260

	Russia — 8.8%
32	Lukoil OAO, ADR (m)	1,973
93	MMC Norilsk Nickel OJSC, ADR (m)	2,356
81	Mobile Telesystems OJSC, ADR (m)	1,544
141	Rosneft Oil Co., GDR (m)	1,204
647	Sberbank of Russia (m)	2,304
46	Tatneft, ADR (m)	1,644

		11,025

	South Africa — 6.3%
92	Adcock Ingram Holdings Ltd. (m)	726
242	African Bank Investments Ltd. (m)	1,232
133	Aveng Ltd. (m)	706
48	Imperial Holdings Ltd. (m)	742
14	Kumba Iron Ore Ltd. (m)	879
160	Pick n Pay Stores Ltd. (m)	955
213	RMB Holdings Ltd. (m)	1,139
122	Shoprite Holdings Ltd. (m)	1,516

		7,895

	South Korea — 17.9%
35	Dongkuk Steel Mill Co., Ltd. (m)	1,125
20	GS Holdings (a) (m)	1,486
44	Hana Financial Group, Inc. (m)	1,747
32	Hankook Tire Co., Ltd. (m)	800
36	Hanwha Chem Corp. (a) (m)	1,303
4	Honam Petrochemical Corp. (m)	1,279
9	Hyundai Engineering & Construction Co., Ltd. (a) (m)	707
13	Hyundai Motor Co. (m)	2,096
48	Kangwon Land, Inc. (a) (m)	1,108
53	KT Corp., ADR (m)	1,044
19	LG Corp. (a) (m)	1,478
78	LG Display Co., Ltd., ADR (m)	1,326
11	POSCO, ADR (m)	1,156
6	Samsung Electronics Co., Ltd. (m)	4,899
7	SK Holdings Co., Ltd. (m)	1,025

		22,579

	Taiwan — 13.7%
34	Asustek Computer, Inc. (m)	302
13	Asustek Computer, Inc., GDR (m)	589
38	Chunghwa Telecom Co., Ltd., ADR (m)	1,142
529	Coretronic Corp. (m)	896
262	Formosa Chemicals & Fibre Corp. (m)	953
296	Hon Hai Precision Industry Co., Ltd., GDR (m)	2,625
74	HTC Corp. (m)	2,498
1,767	Macronix International (m)	1,362
269	Powertech Technology, Inc. (m)	1,006

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Taiwan — Continued
1,316	Teco Electric and Machinery Co., Ltd. (m)	820
207	Tripod Technology Corp. (m)	953
384	TSRC Corp. (m)	998
398	U-Ming Marine Transport Corp. (m)	855
428	Unimicron Technology Corp. (m)	885
666	Wistron Corp. (m)	1,300

		17,184

	Thailand — 4.0%
49	Banpu PCL, NVDR (m)	1,160
1,518	Charoen Pokphand Foods PCL, NVDR (m)	1,079
343	Kasikornbank PCL, NVDR (m)	1,280
139	PTT PCL (m)	1,516

		5,035

	Turkey — 4.5%
164	Arcelik A.S. (m)	850
127	KOC Holding A.S. (m)	521
50	Tupras Turkiye Petrol Rafinerileri A.S. (m)	1,308
282	Turk Hava Yollari (a) (m)	910
130	Turkiye Halk Bankasi A.S. (m)	1,030
335	Turkiye Is Bankasi, Class C (m)	1,057

		5,676

	Total Common Stocks (Cost $111,223)	112,985

Participation Notes — 0.4%
	India — 0.4%
13	Housing Development Finance Corp., expiring 09/16/13 (issued through UBS AG) (a) (m)	173
9	Punjab National Bank, expiring 11/18/13 (issued through UBS AG) (a) (m)	207
5	United Spirits Ltd., expiring 08/13/13 (issued through UBS AG) (a) (m)	146

	Total Participation Notes (Cost $618)	526

Preferred Stocks — 6.2%
	Brazil — 6.2%
83	Banco do Estado do Rio Grande do Sul (m)	820
65	Cia de Bebidas das Americas, ADR (m)	1,743
116	Gerdau S.A., ADR (m)	1,541
108	Itau Unibanco Holding S.A., ADR (m)	2,311
2	Vivo Participacoes S.A. (m)	73
36	Vivo Participacoes S.A., ADR (m)	1,233

	Total Preferred Stocks (Cost $8,020)	7,721

Short-Term Investment — 2.7%
	Investment Company — 2.7%
3,400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $3,400)	3,400

	Total Investments — 99.1% (Cost $123,261)	124,632
	Other Assets in Excess of Liabilities — 0.9%	1,161

	NET ASSETS — 100.0%	$125,793

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.5%
Oil, Gas & Consumable Fuels	14.6
Metals & Mining	8.8
Electronic Equipment, Instruments & Components	6.1
Semiconductors & Semiconductor Equipment	5.8
Wireless Telecommunication Services	4.6
Chemicals	3.6
Diversified Telecommunication Services	3.6
Industrial Conglomerates	3.4
Electric Utilities	2.1
Communications Equipment	2.0
Food & Staples Retailing	2.0
Diversified Financial Services	1.9
Hotels, Restaurants & Leisure	1.9
Construction & Engineering	1.9
Computers & Peripherals	1.8
IT Services	1.7
Automobiles	1.7
Personal Products	1.4
Beverages	1.4
Food Products	1.3
Short-Term Investment	2.7
Others (each less than 1.0%)	9.2

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,985,000 which amounts to 1.6% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $83,430,000 and 66.9%, respectively.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,525
Aggregate gross unrealized depreciation	(5,154)

Net unrealized appreciation/depreciation	$1,371

Federal income tax cost of investments	$123,261

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,015	$—	$—	$1,015
Brazil	7,982	3,009	—	10,991
Canada	1,193	—	—	1,193
China	592	6,370	—	6,962
Egypt	—	—	1,137	1,137
Hong Kong	—	9,443	848	10,291
India	4,101	—	—	4,101
Kazakhstan	—	1,174	—	1,174
Mexico	3,467	—	—	3,467
Poland	—	3,260	—	3,260
Russia	—	11,025	—	11,025
South Africa	—	7,895	—	7,895
South Korea	—	22,579	—	22,579
Taiwan	1,142	16,042	—	17,184
Thailand	—	5,035	—	5,035
Turkey	—	5,676	—	5,676

Total	19,492	91,508	1,985	112,985

Preferred Stocks
Brazil	2,636	5,085	—	7,721

Total	2,636	5,085	—	7,721

Participation Notes
India	526	—	—	526

Total	526	—	—	526

Short-Term Investments
Investment Companies	3,400	—	—	3,400

Total Investments in Securities	$26,054	$96,593	$1,985	$124,632

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011.

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/11
Investments in Securities
Common Stocks - Eqypt	$—	$—	$(467)	$—	$1,502	$—	$—	$—	$102	$—	$1,137
Common Stocks - Hong Kong	—	—	(108)	—	881	—	—	—	75	—	848

Total	$—	$—	$(575)	$—	$2,383	$—	$—	$—	$177	$—	$1,985

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(575,000).

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 83.6%
	Brazil — 3.8%
1,811	All America Latina Logistica S.A. (m)	15,293
2,175	Cielo S.A. (m)	16,139
3,145	OGX Petroleo e Gas Participacoes S.A. (a) (m)	32,471
832	Weg S.A. (m)	9,917

		73,820

	Chile — 1.2%
285	Banco Santander Chile, ADR (m)	24,224

	China — 12.8%
7,592	Anhui Conch Cement Co., Ltd., Class H (m)	35,367
27,197	China Construction Bank Corp., Class H (m)	24,036
22,077	China Merchants Bank Co., Ltd., Class H (m)	52,378
225	New Oriental Education & Technology Group, ADR (a) (m)	22,166
4,469	Ping An Insurance Group Co. of China Ltd., Class H (m)	44,711
873	Tencent Holdings Ltd. (m)	22,775
4,190	Tsingtao Brewery Co., Ltd., Class H (m)	19,359
24,903	Want Want China Holdings Ltd. (m)	20,769
3,591	Wumart Stores, Inc., Class H (m)	7,575

		249,136

	Egypt — 0.5%
315	Orascom Construction Industries (f) (i) (m)	10,470

	Hong Kong — 10.7%
7,808	AIA Group Ltd. (a) (m)	21,481
3,538	China Mobile Ltd. (m)	34,773
5,394	China Resources Enterprise Ltd. (m)	21,244
20,421	CNOOC Ltd. (m)	45,456
1,758	Esprit Holdings Ltd. (m)	8,381
5,699	Hang Lung Properties Ltd. (m)	25,100
7,960	Li & Fung Ltd. (m)	51,846

		208,281

	Hungary — 1.1%
774	OTP Bank plc (a) (m)	21,635

	India — 11.6%
703	ACC Ltd. (m)	15,227
994	Ambuja Cements Ltd. (m)	2,742
5,276	Bharti Airtel Ltd. (m)	36,796
5,713	Housing Development Finance Corp., Ltd. (m)	78,454
173	Infosys Technologies Ltd. (m)	11,750
567	Infosys Technologies Ltd., ADR (m)	38,419
1,104	Jindal Steel & Power Ltd. (m)	16,015
788	Reliance Capital Ltd. (m)	9,035
631	United Spirits Ltd. (m)	17,101

		225,539

	Indonesia — 2.6%
4,603	Astra International Tbk PT (m)	25,063
30,593	Bank Rakyat Indonesia Persero Tbk PT (m)	16,505
5,789	Unilever Indonesia Tbk PT (m)	9,674

		51,242

	Luxembourg — 2.1%
290	Oriflame Cosmetics S.A. (m)	13,987
580	Tenaris S.A., ADR (m)	27,336

		41,323

	Malaysia — 0.3%
381	British American Tobacco Malaysia Bhd (m)	5,884

	Mexico — 5.3%
392	America Movil S.A.B. de C.V., Series L, ADR (m)	22,314
443	Cemex S.A.B. de C.V., ADR (a) (m)	4,198
8,450	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	37,614
13,661	Wal-Mart de Mexico S.A.B. de C.V., Series V (m)	37,994

		102,120

	Russia — 4.0%
358	Magnit OJSC, GDR (e) (m)	9,374
698	Magnit OJSC, Reg. S, GDR (m)	18,263
13,805	Sberbank of Russia (m)	49,132

		76,769

	South Africa — 7.5%
4,560	African Bank Investments Ltd. (m)	23,190
5,852	FirstRand Ltd. (m)	15,899
1,152	Impala Platinum Holdings Ltd. (m)	32,790
1,322	Massmart Holdings Ltd. (m)	26,232
1,639	MTN Group Ltd. (m)	28,085
383	Naspers Ltd., Class N (m)	19,913

		146,109

	South Korea — 9.9%
153	Hyundai Mobis (a) (m)	35,387
224	Hyundai Motor Co. (m)	35,800
205	KT&G Corp. (m)	10,796
50	POSCO (m)	20,378
76	Samsung Electronics Co., Ltd. (m)	66,306
45	Shinsegae Co., Ltd. (m)	22,937

		191,604

	Taiwan — 6.0%
5,279	Acer, Inc. (m)	14,341
8,850	Hon Hai Precision Industry Co., Ltd. (m)	37,758
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	9,149
4,177	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	54,594

		115,842

	Turkey — 3.0%
3,351	KOC Holding A.S. (m)	13,742
9,796	Turkiye Garanti Bankasi A.S. (m)	43,789

		57,531

	United States — 1.2%
557	NII Holdings, Inc. (a) (m)	23,364

	Total Common Stocks (Cost $1,314,741)	1,624,893

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 12.1%
	Brazil — 12.1%
1,308	Cia de Bebidas das Americas, ADR (m)	34,920
1,207	Itau Unibanco Holding S.A. (m)	25,767
746	Itau Unibanco Holding S.A., ADR (m)	16,030
2,099	Petroleo Brasileiro S.A., ADR (m)	69,789
2,880	Vale S.A., ADR (m)	89,224

	Total Preferred Stocks (Cost $147,971)	235,730

Short-Term Investment — 3.9%
	Investment Company — 3.9%
75,445	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $75,445)	75,445

	Total Investments — 99.6% (Cost $1,538,157)	1,936,068
	Other Assets in Excess of Liabilities — 0.4%	7,539

	NET ASSETS — 100.0%	$1,943,607

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.1%
Metals & Mining	8 .2
Oil, Gas & Consumable Fuels	7 .6
Wireless Telecommunication Services	7 .5
Food & Staples Retailing	7 .4
Semiconductors & Semiconductor Equipment	6 .7
Thrifts & Mortgage Finance	4 .1
Beverages	3 .7
IT Services	3 .4
Insurance	3 .4
Automobiles	3 .1
Construction Materials	3 .0
Distributors	2 .7
Diversified Financial Services	2 .5
Electronic Equipment, Instruments & Components	2 .0
Auto Components	1 .8
Energy Equipment & Services	1 .4
Real Estate Management & Development	1 .3
Internet Software & Services	1 .2
Diversified Consumer Services	1 .1
Food Products	1 .1
Media	1 .0
Short-Term Investment	3 .9
Others (each less than 1.0%)	5 .8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $10,470,000 which amounts to 0.5% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,239,645,000 and 64.0%, respectively.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$429,601
Aggregate gross unrealized depreciation	(31,690)

Net unrealized appreciation/depreciation	$397,911

Federal income tax cost of investments	$1,538,157

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$73,820	$—	$—	$73,820
Chile	—	24,224	—	24,224
China	—	249,136	—	249,136
Egypt	—	—	10,470	10,470
Hong Kong	—	208,281	—	208,281
Hungary	—	21,635	—	21,635
India	38,419	187,120	—	225,539
Indonesia	—	51,242	—	51,242
Luxembourg	—	41,323	—	41,323
Malaysia	—	5,884	—	5,884
Mexico	75,608	26,512	—	102,120
Russia	9,374	67,395	—	76,769
South Africa	—	146,109	—	146,109
South Korea	—	191,604	—	191,604
Taiwan	—	115,842	—	115,842
Turkey	—	57,531	—	57,531
United States	23,364	—	—	23,364

Total	220,585	1,393,838	10,470	1,624,893

Preferred Stocks
Brazil	114,991	120,739	—	235,730

Total	114,991	120,739	—	235,730

Short-Term Investment
Investment Company	75,445	—	—	75,445

Total Investments in Securities	$411,021	$1,514,577	$10,470	$1,936,068

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/11
Investments in Securities
Common Stocks - Egypt	$—	$—	$(3,788)	$—	$—	$—	$—	$—	$14,258	$—	$10,470

Total	$—	$—	$(3,788)	$—	$—	$—	$—	$—	$14,258	$—	$10,470

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(3,788,000).

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
		Australia — 2.9%
1		InterOil Corp. (a) (m)	73
1		Macquarie Group Ltd. (m)	40

			113

		Austria — 2.6%
1		Erste Group Bank AG (m)	51
1		Intercell AG (a) (m)	8
1		Schoeller-Bleckmann Oilfield Equipment AG (m)	42

			101

		Belgium — 2.0%
2		KBC Groep N.V. (a) (m)	78

		Brazil — 0.9%
3		Cosan Ltd., Class A (m)	37

		Canada — 2.1%
1		First Quantum Minerals Ltd. (m)	61
1		Kinross Gold Corp. (m)	21

			82

		China — 1.0%
10		ZTE Corp., Class H (m)	41

		Denmark — 1.3%
1		Carlsberg A/S, Class B (m)	52

		Finland — 3.4%
2		Nokian Renkaat OYJ (m)	67
3		Stora Enso OYJ, Class R (m)	33
2		UPM-Kymmene OYJ (m)	35

			135

		France — 6.9%
1		Bouygues S.A. (m)	40
1		Lafarge S.A. (m)	36
–	(h)	Pernod-Ricard S.A. (m)	26
4		Rhodia S.A. (m)	110
1		Sodexo (m)	61

			273

		Germany — 4.4%
–	(h)	Bayer AG (m)	34
1		Continental AG (a) (m)	50
–	(h)	Hamburger Hafen und Logistik AG (m)	20
1		Lanxess AG (m)	71

			175

		Hong Kong — 4.8%
10		AIA Group Ltd. (a) (m)	27
20		China Overseas Land & Investment Ltd. (m)	38
35		Huabao International Holdings Ltd. (m)	52
6		Hutchison Whampoa Ltd. (m)	70

			187

		Ireland — 2.0%
3		Experian plc (m)	40
1		Shire plc (m)	38

			78

		Israel — 0.8%
1		Teva Pharmaceutical Industries Ltd., ADR (m)	31

		Italy — 2.1%
3		Fiat Industrial S.p.A. (a) (m)	38
8		Snam Rete Gas S.p.A. (m)	45

			83

		Japan — 14.0%
–	(h)	Japan Tobacco, Inc. (m)	98
9		JX Holdings, Inc. (m)	58
–	(h)	KDDI Corp. (m)	28
7		Kubota Corp. (m)	71
2		Mitsubishi Corp. (m)	59
6		Mitsubishi Electric Corp. (m)	66
21		Nippon Sheet Glass Co., Ltd. (m)	55
4		Nissan Motor Co., Ltd. (m)	40
–	(h)	ORIX Corp. (m)	33
–	(h)	Yahoo! Japan Corp. (m)	35
–	(h)	Yakult Honsha Co., Ltd. (m)	9

			552

		Netherlands — 5.1%
1		AerCap Holdings N.V. (a) (m)	18
1		ASML Holding N.V. (m)	30
3		Koninklijke KPN N.V. (m)	42
2		Koninklijke Philips Electronics N.V. (m)	48
2		Royal Dutch Shell plc, Class A (m)	56
3		Vimetco N.V., GDR (a) (m)	8

			202

		Norway — 0.4%
2		Orkla ASA (m)	15

		South Africa — 0.7%
6		African Bank Investments Ltd. (m)	29

		Switzerland — 1.4%
1		ACE Ltd. (m)	54

		Taiwan — 1.0%
10		Hon Hai Precision Industry Co., Ltd. (m)	41

		United Arab Emirates — 0.7%
5		Lamprell plc (m)	26

		United Kingdom — 13.8%
5		Afren plc (a) (m)	12
3		Associated British Foods plc (m)	49
1		British American Tobacco plc (m)	41
17		Cable & Wireless Communications plc (m)	12
17		Cable & Wireless Worldwide plc (m)	19
8		Centrica plc (m)	41
4		Cookson Group plc (a) (m)	47
4		GKN plc (m)	14
4		Homeserve plc (m)	28
4		Intercontinental Hotels Group plc (m)	82
11		Man Group plc (m)	50
2		Petropavlovsk plc (m)	39
11		Resolution Ltd. (m)	44

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		United Kingdom — Continued
55		Taylor Wimpey plc (a) (m)	31
2		Tullow Oil plc (m)	35

			544

		United States — 22.4%
1		Aflac, Inc. (m)	37
–	(h)	Amazon.com, Inc. (a) (m)	52
1		American Express Co. (m)	37
4		Cisco Systems, Inc. (a) (m)	78
14		Citigroup, Inc. (a) (m)	68
1		Comerica, Inc. (m)	27
–	(h)	DaVita, Inc. (a) (m)	36
1		Fluor Corp. (m)	40
1		General Motors Co. (a) (m)	38
–	(h)	International Business Machines Corp. (m)	45
1		Kansas City Southern (a) (m)	40
2		Kroger Co. (The) (m)	48
2		Lowe’s Cos., Inc. (m)	59
1		MetLife, Inc. (m)	37
3		Staples, Inc. (m)	56
1		Sysco Corp. (m)	25
1		Union Pacific Corp. (m)	52
1		United States Steel Corp. (m)	38
2		Walt Disney Co. (The) (m)	69

			882

		Total Common Stocks (Cost $3,260)	3,811

		Total Investments — 96.7% (Cost $3,260)	3,811
		Other Assets in Excess of Liabilities — 3.3%	128

		NET ASSETS — 100.0%	$3,939

Percentages indicated are based on net assets.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.1%
Chemicals	6.1
Insurance	5.2
Industrial Conglomerates	4.8
Metals & Mining	4.4
Commercial Banks	4.1
Hotels, Restaurants & Leisure	3.8
Tobacco	3.7
Auto Components	3.4
Diversified Financial Services	3.4
Communications Equipment	3.1
Specialty Retail	3.0
Machinery	2.9
Pharmaceuticals	2.7
Food Products	2.5
Road & Rail	2.4
Capital Markets	2.4
Construction & Engineering	2.1
Automobiles	2.0
Beverages	2.0
Food & Staples Retailing	1.9
Diversified Telecommunication Services	1.9
Media	1.8
Paper & Forest Products	1.8
Energy Equipment & Services	1.8
Electrical Equipment	1.7
Trading Companies & Distributors	1.5
Building Products	1.4
Internet & Catalog Retail	1.4
IT Services	1.2
Gas Utilities	1.2
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	1.1
Professional Services	1.0
Real Estate Management & Development	1.0
Consumer Finance	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	6.1

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
17,976	CHF
14,479	for EUR	Citibank, N.A.	03/10/11	$20	#	$19	#	$(1)

61,843	HKD
5,135	for GBP	BNP Paribas	03/10/11	8	#	8	#	–	(h)

99,854	AUD	Barclays Bank plc	03/10/11	98		99		1

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

97,744	CAD	Barclays Bank plc	03/10/11	97	97	–	(h)
22,954	CAD	Goldman Sachs International	03/10/11	23	23	–	(h)

108,974	CHF	Barclays Bank plc	03/10/11	112	116	4

20,377	EUR	Goldman Sachs International	03/10/11	26	28	2
19,448	EUR	Merrill Lynch International	03/10/11	26	27	1
44,154	EUR	Union Bank of Switzerland AG	03/10/11	58	60	2

14,708	GBP	Morgan Stanley	03/10/11	24	24	–	(h)

179,685	HKD	Westpac Banking Corp.	03/10/11	23	23	–	(h)

3,031,700	JPY	Barclays Bank plc	03/10/11	37	37	–	(h)
1,168,939	JPY	Citibank, N.A.	03/10/11	14	14	–	(h)
2,317,682	JPY	State Street Bank & Trust	03/10/11	28	28	–	(h)

356,683	SEK	Citibank, N.A.	03/10/11	52	55	3

34,966	SGD	Citibank, N.A.	03/10/11	27	27	–	(h)

25,356	TRY	Citibank, N.A.	03/10/11	17	16	(1)

				$690	$701	$11

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
239,493	DKK	HSBC Bank, N.A.	03/10/11	$43	$44	$(1)

62,096	EUR	Barclays Bank plc	03/10/11	84	84	–	(h)
55,606	EUR	Goldman Sachs International	03/10/11	75	76	(1)
217,491	EUR	HSBC Bank, N.A.	03/10/11	291	298	(7)
14,865	EUR	State Street Bank & Trust	03/10/11	20	20	–	(h)
79,385	EUR	Westpac Banking Corp.	03/10/11	105	109	(4)

50,453	GBP	Citibank, N.A.	03/10/11	80	81	(1)
108,992	GBP	HSBC Bank, N.A.	03/10/11	172	175	(3)
22,568	GBP	Royal Bank of Canada	03/10/11	35	36	(1)

305,865	HKD	Citibank, N.A.	03/10/11	40	40	–	(h)
949,401	HKD	HSBC Bank, N.A.	03/10/11	122	121	1

4,841,592	JPY	Citibank, N.A.	03/10/11	59	59	–	(h)
10,042,113	JPY	HSBC Bank, N.A.	03/10/11	120	122	(2)
7,504,151	JPY	Union Bank of Switzerland AG	03/10/11	91	92	(1)

107,755	NOK	Citibank, N.A.	03/10/11	18	19	(1)

138,955	ZAR	Citibank, N.A.	03/10/11	20	19	1

				$1,375	$1,395	$(20)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira
ZAR	—	South African Rand

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,634,000 and 69.1%, respectively.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628
Aggregate gross unrealized depreciation	(77)

Net unrealized appreciation/depreciation	$551

Federal income tax cost of investments	$3,260

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$73	$40	$—	$113
Austria	—	101	—	101
Belgium	—	78	—	78
Brazil	37	—	—	37
Canada	82	—	—	82
China	—	41	—	41
Denmark	—	52	—	52
Finland	—	135	—	135
France	—	273	—	273
Germany	—	175	—	175
Hong Kong	—	187	—	187
Ireland	—	78	—	78
Israel	—	31	—	31
Italy	—	83	—	83
Japan	—	552	—	552
Netherlands	18	184	—	202
Norway	—	15	—	15
South Africa	—	29	—	29
Switzerland	54	—	—	54
Taiwan	—	41	—	41
United Arab Emirates	—	26	—	26
United Kingdom	—	544	—	544
United States	882	—	—	882

Total Common Stocks	1,146	2,665	—	3,811

Total Investments in Securities	$1,146	$2,665	$—	$3,811

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$15	$—	$15

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$(24)	$—	$(24)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.1%
	Australia — 18.1%
300	African Iron Ltd. (a) (m)	99
72	Atlas Iron Ltd. (a) (m)	229
120	Aurora Oil and Gas Ltd. (a) (m)	366
390	Bathurst Resources Ltd. (a) (m)	365
1,200	Beacon Hill Resources plc (a) (m)	341
40	Berkeley Resources Ltd. (a) (m)	70
360	Cape Lambert Resources Ltd. (m)	220
116	CGA Mining Ltd. (a) (m)	337
173	Fortescue Metals Group Ltd. (a) (m)	1,108
316	Gindalbie Metals Ltd. (a) (m)	423
254	Gryphon Minerals Ltd. (a) (m)	397
36	Iluka Resources Ltd. (a) (m)	308
49	Independence Group NL (m)	350
536	Integra Mining Ltd. (a) (m)	273
224	Mount Gibson Iron Ltd. (a) (m)	473
40	Newcrest Mining Ltd. (m)	1,488
40	Perseus Mining Ltd. (a) (m)	114
322	Resolute Mining Ltd. (a) (m)	423
5	Rialto Energy Ltd. (a) (f) (i)	3
152	Rialto Energy Ltd. (a) (m)	101
93	Western Areas NL (m)	600

		8,088

	Bermuda — 0.8%
126	Petra Diamonds Ltd., ADR (a) (m)	349

	Brazil — 0.9%
12	Vale S.A., ADR (m)	404

	Canada — 32.6%
47	Africa Oil Corp. (a) (m)	99
20	Alamos Gold, Inc. (m)	298
86	Augusta Resource Corp. (a) (m)	342
28	Bankers Petroleum Ltd. (a) (m)	233
132	Banro Corp. (a) (m)	411
28	Barrick Gold Corp. (m)	1,316
5	Cameco Corp. (m)	191
21	Canadian Natural Resources Ltd. (m)	936
10	Centerra Gold, Inc. (m)	152
200	Crazy Horse Resources, Inc., ADR (a) (f) (i)	223
33	Duluth Metals Ltd. (a) (m)	96
32	Eldorado Gold Corp. (m)	519
14	First Quantum Minerals Ltd. (m)	1,596
5	Goldcorp, Inc. (m)	185
52	Hana Mining Ltd. (a) (m)	225
2	Inmet Mining Corp. (m)	166
80	Ithaca Energy, Inc. (a) (m)	221
30	Keegan Resources, Inc. (a) (m)	222
81	Kinross Gold Corp. (m)	1,338
381	Lucara Diamond Corp. (a) (m)	422
68	Lundin Mining Corp. (a) (m)	487
49	Mercator Minerals Ltd. (a) (m)	210
20	Mirasol Resources Ltd. (a) (m)	101
14	Niko Resources Ltd. (m)	1,325
13	Pacific Rubiales Energy Corp. (m)	449
47	Parex Resources, Inc. (a) (m)	434
26	Polar Star Mining Corp. (a) (m)	36
73	Rio Novo Gold, Inc. (a) (m)	152
29	SEMAFO, Inc. (a) (m)	295
11	Silver Wheaton Corp. (a) (m)	330
26	Teck Resources Ltd., Class B (m)	1,556

		14,566

	Colombia — 1.0%
12	Petrominerales Ltd. (m)	452

	Ireland — 0.8%
358	Circle Oil plc (a) (m)	199
166	Petroneft Resources plc (a) (m)	174

		373

	Kazakhstan — 0.5%
18	Zhaikmunai LP, Reg. S, GDR (a) (m)	220

	Netherlands — 4.5%
57	Royal Dutch Shell plc, Class B (m)	1,993

	Norway — 0.5%
143	DNO International ASA (a) (m)	240

	South Africa — 1.5%
23	Impala Platinum Holdings Ltd. (m)	666

	Sweden — 2.2%
79	Lundin Petroleum AB (a) (m)	978

	Switzerland — 6.0%
127	Ferrexpo plc (m)	859
82	Xstrata plc (m)	1,821

		2,680

	United Arab Emirates — 0.3%
22	Exillon Energy plc (a) (m)	144

	United Kingdom — 19.7%
97	Afren plc (a) (m)	225
30	Anglo American plc (m)	1,456
10	Antofagasta plc (m)	214
81	BG Group plc (m)	1,807
50	BHP Billiton plc (m)	1,905
107	Cluff Gold plc (a) (m)	187
9	Hummingbird Resources plc (a) (m)	24
29	Kalahari Minerals plc (a) (m)	109
15	Kazakhmys plc (m)	361
1	Randgold Resources Ltd., ADR (m)	46
32	Rio Tinto plc (m)	2,183
300	Titanium Resources Group Ltd. (a) (m)	53
12	Tullow Oil plc (m)	247

		8,817

	United States — 7.7%
5	Devon Energy Corp. (m)	443
13	Freeport-McMoRan Copper & Gold, Inc. (m)	1,403
19	Southwestern Energy Co. (a) (m)	735
7	Walter Energy, Inc. (m)	873

		3,454

	Total Common Stocks (Cost $43,270)	43,424

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 3.5%
	Investment Company — 3.5%
1,570	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $1,570)	1,570

	Total Investments — 100.6% (Cost $44,840)	44,994

	Liabilities in Excess of Other Assets — (0.6)%	(266)

	NET ASSETS — 100.0%	$44,728

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	69.2%
Oil, Gas & Consumable Fuels	27.3
Short-Term Investment	3.5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $226,000 which amounts to 0.5% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $23,912,000 and 53.2%, respectively.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,303
Aggregate gross unrealized depreciation	(1,149)

Net unrealized appreciation/depreciation	$154

Federal income tax cost of investments	$44,840

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$337	$7,748	$3	$8,088
Bermuda	349	—	—	349
Brazil	404	—	—	404
Canada	14,244	99	223	14,566
Colombia	452	—	—	452
Ireland	—	373	—	373
Kazakhstan	—	220	—	220
Netherlands	—	1,993	—	1,993
Norway	—	240	—	240
South Africa	—	666	—	666
Sweden	—	978	—	978
Switzerland	—	2,680	—	2,680
United Arab Emirates	—	144	—	144
United Kingdom	46	8,771	—	8,817
United States	3,454	—	—	3,454

Total	19,286	23,912	226	43,424

Short-Term Investments
Investment Companies	1,570	—	—	1,570

Total Investments in Securities	$20,856	$23,912	$226	$44,994

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/11
Investments in Securities
Common Stocks - Australia	$—	$—	$(1)	$—	$—	$—	$—	$—	$4	$—	$3
Common Stocks - Canada	—	—	(28)	—	—	—	—	—	251	—	223

Total	$—	$—	$(29)	$—	$—	$—	$—	$—	$255	$—	$226

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(29,000).

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 89.2%
Consumer Discretionary — 22.5%
		Hotels, Restaurants & Leisure — 8.5%
2		McDonald’s Corp.	155
1		Royal Caribbean Cruises Ltd. (a)	54
4		Starwood Hotels & Resorts
		Worldwide, Inc.	224

			433

		Internet & Catalog Retail — 6.9%
1		Amazon.com, Inc. (a)	238
–	(h)	priceline.com, Inc. (a)	111

			349

		Media — 2.2%
3		DIRECTV, Class A (a)	110

		Specialty Retail — 1.5%
2		Bed Bath & Beyond, Inc. (a)	77

		Textiles, Apparel & Luxury Goods — 3.4%
2		Fossil, Inc. (a)	121
1		NIKE, Inc., Class B	49

			170

		Total Consumer Discretionary	1,139

Energy — 6.9%
		Energy Equipment & Services — 4.0%
3		National Oilwell Varco, Inc.	207

		Oil, Gas & Consumable Fuels — 2.9%
2		Occidental Petroleum Corp.	145

		Total Energy	352

Financials — 3.3%
		Consumer Finance — 3.3%
4		Capital One Financial Corp.	169

Health Care — 11.5%
		Biotechnology — 2.7%
3		Celgene Corp. (a)	139

		Health Care Providers & Services — 5.0%
5		Express Scripts, Inc. (a)	254

		Pharmaceuticals — 3.8%
4		Teva Pharmaceutical Industries Ltd., (Israel), ADR	191

		Total Health Care	584

Industrials — 11.4%
		Machinery — 6.2%
2		Cummins, Inc.	180
2		Parker Hannifin Corp.	134

			314

		Road & Rail — 5.2%
3		Union Pacific Corp.	265

		Total Industrials	579

Information Technology — 30.7%
		Communications Equipment — 4.8%
1		F5 Networks, Inc. (a)	87
4		Juniper Networks, Inc. (a)	155

			242

		Computers & Peripherals — 12.8%
1		Apple, Inc. (a)	474
3		NetApp, Inc. (a)	170

			644

		Internet Software & Services — 4.1%
–	(h)	Google, Inc., Class A (a)	210

		IT Services — 4.4%
3		Cognizant Technology Solutions
		Corp., Class A (a)	190
–	(h)	MasterCard, Inc., Class A	35

			225

		Semiconductors & Semiconductor Equipment — 3.6%
4		ARM Holdings plc, (United
		Kingdom), ADR	89
2		Broadcom Corp., Class A	95

			184

		Software — 1.0%
4		Activision Blizzard, Inc.	50

		Total Information Technology	1,555

Materials — 2.9%
		Chemicals — 1.2%
–	(h)	CF Industries Holdings, Inc.	61

		Metals & Mining — 1.7%
1		Freeport-McMoRan Copper & Gold, Inc.	87

		Total Materials	148

		Total Common Stocks (Cost $4,275)	4,526

SHARES
Short-Term Investment — 5.7%
		Investment Company — 5.7%
289		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $289)	289

		Total Investments — 94.9% (Cost $4,564)	4,815
		Other Assets in Excess of Liabilities — 5.1%	259

		NET ASSETS — 100.0%	$5,074

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(33)	E-mini S&P 500	03/18/11	$(2,116)	$(102)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreement and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320
Aggregate gross unrealized depreciation	(69)

Net unrealized appreciation/depreciation	$251

Federal income tax cost of investments	$4,564

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,815	$—	$—	$4,815
Depreciation in Other Financial Instruments
Futures Contracts	$(102)	$—	$—	$(102)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 are disclosed individually in SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.7%
	United States — 0.7%
565	Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1, VAR, 0.900%, 09/25/34	474
740	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, VAR, 0.410%, 03/25/37	701
542	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	498
215	Mastr Asset Backed Securities Trust, Series 2003-WMC2, Class M1, VAR, 1.310%, 08/25/33	204
	Morgan Stanley ABS Capital I,
931	Series 2004-NC3, Class B1, VAR, 2.735%, 03/25/34	200
600	Series 2004-NC7, Class M3, VAR, 0.910%, 07/25/34	511
32	Series 2006-WMC1, Class A2B, VAR, 0.460%, 12/25/35	30
	Renaissance Home Equity Loan Trust,
1,070	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	689
565	Series 2004-1, Class AV3, VAR, 0.730%, 05/25/34	488
893	Series 2004-1, Class M1, VAR, 0.840%, 05/25/34	589
1,069	Residential Asset Mortgage Products, Inc., Series 2004-RS11, Class M1, VAR, 0.880%, 11/25/34	909
745	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.260%, 10/25/33	637
	Structured Asset Securities Corp.,
529	Series 2003-AM1, Class M1, VAR, 1.610%, 04/25/33	480
288	Series 2005-WF4, Class A4, VAR, 0.620%, 11/25/35	261

		6,671

	Total Asset-Backed Securities (Cost $6,370)	6,671

Collateralized Mortgage Obligations — 3.0%
	Non-Agency CMO — 3.0%
	United States — 3.0%
	Banc of America Alternative Loan Trust,
3,625	Series 2005-11, Class 4A5, 5.750%, 12/25/35	3,036
60	Series 2006-4, Class 2A1, 6.000%, 05/25/21	57
1,676	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,256
121	Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	112
3,299	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	3,134
230	Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	228
	Countrywide Alternative Loan Trust,
302	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	270
37	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	36
2,565	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,332
4,926	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	4,332
168	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.501%, 03/19/36	107
	MASTR Alternative Loans Trust,
968	Series 2005-3, Class 1A1, 5.500%, 04/25/35	935
3,614	Series 2006-3, Class 3A1, 5.500%, 06/25/21	3,339
	Residential Accredit Loans, Inc.,
7,165	Series 2006-QS4, Class A2, 6.000%, 04/25/36	5,053
452	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	419
765	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	763
220	Residential Funding Mortgage Securities I, Series 2006-S12, Class 2A2, 6.000%, 12/25/36	221
	WaMu Mortgage Pass-Through Certificates,
127	Series 2005-AR2, Class 2A21, VAR, 0.590%, 01/25/45	109
141	Series 2005-AR15, Class A1A1, VAR, 0.520%, 11/25/45	122
132	Series 2005-AR17, Class A1A1, VAR, 0.530%, 12/25/45	113
4,117	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	3,628
386	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 2A3, 5.500%, 05/25/22	387

	Total Collateralized Mortgage Obligations (Cost $29,803)	29,989

Commercial Mortgage-Backed Security — 0.0% (g)
	United States — 0.0% (g)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
497	Banc of America Large Loan, Inc., Series 2010-HLTN, VAR, 2.011%, 11/15/15 (e) (Cost $435)	458

SHARES
Common Stocks — 39.4%
	Australia — 2.1%
1,389	CFS Retail Property Trust (m)	2,511
3,130	Commonwealth Property Office Fund (m)	2,717
3,679	Dexus Property Group (m)	3,053
61	Macquarie Group Ltd. (m)	2,498
213	QBE Insurance Group Ltd. (m)	3,720
400	Stockland (m)	1,438
962	Tatts Group Ltd. (m)	2,379
225	Westfield Group (m)	2,211
195	Westfield Retail Trust (a) (m)	516

		21,043

	Austria — 0.0% (g)
2	Oesterreichische Post AG (m)	66

	Belgium — 0.2%
16	Befimmo S.C.A. (m)	1,324
5	Cofinimmo S.A. (m)	669

		1,993

	Bermuda — 0.1%
21	Validus Holdings Ltd.	651

	Brazil — 0.8%
155	AES Tiete S.A. (m)	1,931
191	Cielo S.A. (m)	1,414
64	EDP - Energias do Brasil S.A. (m)	1,439
96	Redecard S.A. (m)	1,190
36	Souza Cruz S.A. (m)	1,738

		7,712

	Canada — 0.3%
47	First Capital Realty, Inc. (m)	714
65	RioCan REIT (m)	1,509
22	Teekay Corp.	751

		2,974

	China — 0.9%
3,889	China Construction Bank Corp., Class H (m)	3,437
1,272	Jiangsu Expressway Co., Ltd., Class H (m)	1,372
4,684	Zhejiang Expressway Co., Ltd., Class H (m)	4,374

		9,183

	Czech Republic — 0.2%
29	CEZ A.S. (m)	1,349
51	Telefonica O2 AS (m)	1,153

		2,502

	France — 3.8%
51	BNP Paribas (m)	3,801
53	Bouygues S.A. (m)	2,448
65	Cie de St-Gobain (m)	3,742
138	GDF Suez (m)	5,452
24	PPR (m)	3,762
26	Schneider Electric S.A. (m)	4,059
46	Sodexo (m)	3,178
64	Total S.A. (m)	3,750
26	Unibail-Rodamco SE (m)	4,946
124	Vivendi S.A. (m)	3,553

		38,691

	Germany — 1.8%
32	Allianz SE (m)	4,384
71	BASF SE (m)	5,455
65	Daimler AG (a) (m)	4,735
30	Siemens AG (m)	3,802

		18,376

	Greece — 0.2%
101	OPAP S.A. (m)	2,043

	Hong Kong — 0.9%
115	ASM Pacific Technology Ltd. (m)	1,377
110	Hang Seng Bank Ltd. (m)	1,813
460	Hutchison Whampoa Ltd. (m)	5,386
59	Seaspan Corp.	843

		9,419

	Hungary — 0.1%
417	Magyar Telekom Telecommunications plc (m)	1,131

	Indonesia — 0.2%
3,827	International Nickel Indonesia Tbk PT (m)	1,965

	Italy — 0.9%
549	Enel S.p.A (m)	3,100
155	ENI S.p.A. (m)	3,679
1,133	UniCredit S.p.A. (m)	2,809

		9,588

	Japan — 1.9%
1	Advance Residence Investment Corp. (m)	1,303
97	Canon, Inc. (m)	4,790
1	Japan Retail Fund Investment Corp. (m)	2,495
—	(h) Kenedix Realty Investment Corp. (m)	2,008
—	(h) Nomura Real Estate Residential Fund,
	Inc. (m)	1,139
—	(h) Orix JREIT, Inc. (m)	1,670
—	(h) Premier Investment Corp. (m)	986
322	Sumitomo Corp. (m)	4,643

		19,034

	Luxembourg — 0.0% (g)
53	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (a) (f) (i)	69

	Malaysia — 0.5%
1,481	Berjaya Sports Toto Bhd (m)	2,042
507	Lafarge Malayan Cement Bhd (m)	1,302
1,697	Telekom Malaysia Bhd (m)	2,062

		5,406

	Mexico — 0.2%
285	Kimberly-Clark de Mexico S.A.B. de
	C.V., Class A (m)	1,574

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
	Netherlands — 2.6%
22	Corio N.V. (m)	1,405
35	Eurocommercial Properties N.V. (m)	1,601
252	Koninklijke KPN N.V. (m)	3,968
116	Koninklijke Philips Electronics N.V. (m)	3,614
4	LyondellBasell Industries N.V., Class A (a)	137
90	Nieuwe Steen Investments N.V. (m)	1,818
215	Royal Dutch Shell plc, Class A (m)	7,582
96	Unilever N.V. CVA (m)	2,827
28	Vastned Retail N.V. (m)	2,019
10	Wereldhave N.V. (m)	954

		25,925

	Norway — 0.2%
2,044	Marine Harvest ASA (m)	2,300

	Philippines — 0.1%
24	Philippine Long Distance Telephone Co., ADR (m)	1,318

	Poland — 0.3%
545	Telekomunikacja Polska S.A. (m)	3,188

	Russia — 0.5%
242	Mechel, ADR (m)	2,387
64	Mobile Telesystems OJSC, ADR (m)	1,217
28	Tatneft, ADR (m)	998

		4,602

	Singapore — 0.8%
377	Ascendas REIT (m)	619
746	Ascott Residence Trust (m)	696
1,616	Cambridge Industrial Trust (m)	659
205	Singapore Airlines Ltd. (m)	2,378
1,429	Singapore Telecommunications Ltd. (m)	3,480

		7,832

	South Africa — 0.9%
608	African Bank Investments Ltd. (m)	3,093
323	Growthpoint Properties Ltd. (m)	771
133	Hyprop Investments Ltd. (m)	1,007
36	Kumba Iron Ore Ltd. (m)	2,237
644	Redefine Properties Ltd. (m)	681
159	Vodacom Group Ltd. (m)	1,545

		9,334

	South Korea — 0.7%
75	Daishin Securities Co., Ltd. (m)	1,073
56	KT Corp. (m)	2,099
121	KT Corp., ADR (m)	2,388
37	KT&G Corp. (m)	1,972

		7,532

	Spain — 0.9%
415	Banco Santander S.A. (a) (m)	5,087
150	Telefonica S.A. (m)	3,755

		8,842

	Switzerland — 0.5%
19	Zurich Financial Services AG (m)	5,264

	Taiwan — 1.5%
165	Asustek Computer, Inc. (m)	1,480
9	Chunghwa Telecom Co., Ltd., ADR (m)	273
2,281	Macronix International (m)	1,758
106	MediaTek, Inc. (m)	1,438
469	Novatek Microelectronics Corp. (m)	1,552
832	Quanta Computer, Inc. (m)	1,755
584	Taiwan Mobile Co., Ltd. (m)	1,377
435	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	5,679

		15,312

	Thailand — 0.4%
643	Advanced Info Service PCL (m)	1,673
1,353	Bangkok Expressway PCL (m)	827
1,463	Charoen Pokphand Foods PCL (m)	1,103

		3,603

	Turkey — 0.5%
174	Ford Otomotiv Sanayi A.S. (m)	1,441
85	Tupras Turkiye Petrol Rafinerileri A.S. (m)	2,219
372	Turk Telekomunikasyon A.S. (m)	1,528

		5,188

	United Kingdom — 2.5%
132	British American Tobacco plc (m)	4,879
328	British Land Co. plc (m)	2,722
691	Centrica plc (m)	3,536
209	GlaxoSmithKline plc (m)	3,778
318	HSBC Holdings plc (m)	3,462
437	International Power plc (m)	2,953
1,317	Vodafone Group plc (m)	3,696

		25,026

	United States — 11.9%
10	3M Co.	921
82	Abbott Laboratories (m)	3,706
33	American Campus Communities, Inc. (m)	1,064
21	AT&T, Inc.	587
26	Bemis Co., Inc.	842
115	Brandywine Realty Trust (m)	1,337
92	Bristol-Myers Squibb Co. (m)	2,320
2	Broder Brothers Co. (a) (f) (i)	—
4	Capitol Federal Financial, Inc.	46
78	Carnival Corp. (m)	3,502
19	CenturyLink, Inc.	801
43	Chevron Corp. (m)	4,092
9	Chubb Corp.	547
16	Cincinnati Financial Corp.	524
39	Cinemark Holdings, Inc.	665
20	CMS Energy Corp.	388
91	Coca-Cola Co. (The) (m)	5,719
66	ConocoPhillips (m)	4,709
145	DCT Industrial Trust, Inc. (m)	806
16	Dr. Pepper Snapple Group, Inc.	554
108	Duke Realty Corp. (m)	1,485
145	E.l. du Pont de Nemours & Co. (m)	7,359
19	EastGroup Properties, Inc. (m)	846
4	Eurofresh, Inc. (a) (f) (i)	8
287	Frontier Communications Corp. (m)	2,634

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
	United States— Continued
26	Gap, Inc. (The)	510
12	General Mills, Inc.	431
10	Gentex Corp.	323
20	Genuine Parts Co.	1,059
58	HCP, Inc. (m)	2,136
17	Health Care REIT, Inc. (m)	854
31	Highwoods Properties, Inc. (m)	1,009
19	Home Depot, Inc.	703
25	International Business Machines Corp. (m)	3,999
12	JM Smucker Co. (The)	740
14	Johnson & Johnson	811
7	Kimberly-Clark Corp.	471
65	Kimco Realty Corp. (m)	1,178
34	Liberty Property Trust (m)	1,179
21	Lincare Holdings, Inc.	580
6	Lorillard, Inc.	430
41	Mack-Cali Realty Corp. (m)	1,446
42	McDonald’s Corp. (m)	3,073
126	Merck & Co., Inc. (m)	4,185
135	Microsoft Corp. (m)	3,749
30	National Retail Properties, Inc. (m)	743
7	NextEra Energy, Inc.	399
12	Northeast Utilities	389
45	Old Republic International Corp.	548
28	Omega Healthcare Investors, Inc. (m)	628
9	Oneok, Inc.	513
62	Paychex, Inc. (m)	1,969
39	Pennsylvania Real Estate Investment Trust (m)	534
32	People’s United Financial, Inc.	414
251	Pfizer, Inc. (m)	4,571
8	PG&E Corp.	358
23	Philip Morris International, Inc.	1,306
14	PPG Industries, Inc.	1,165
13	Procter & Gamble Co. (The)	828
32	Regal Entertainment Group, Class A	393
35	Regency Centers Corp. (m)	1,509
10	Sempra Energy	508
39	Senior Housing Properties Trust (m)	877
14	Snap-On, Inc.	813
13	Southern Co.	489
120	Sysco Corp. (m)	3,506
17	T. Rowe Price Group, Inc.	1,138
17	Time Warner Cable, Inc.	1,141
209	Time Warner, Inc. (m)	6,562
19	Travelers Cos., Inc. (The)	1,050
3	U.S. Concrete, Inc. (a)	29
1	Unisys Corp. (a)	23
34	V.F. Corp. (m)	2,846
141	Verizon Communications, Inc. (m)	5,012
12	Wal-Mart Stores, Inc.	675
17	Washington Real Estate Investment Trust (m)	525
27	Williams Cos., Inc. (The)	724
200	Xcel Energy, Inc. (m)	4,706
6	Yum! Brands, Inc.	287

		121,506

	Total Common Stocks (Cost $376,374)	400,192

PRINCIPAL AMOUNT

	Convertible Bonds — 2.9%
		Australia — 0.2%
AUD	1,300	CFS Retail Property Trust, 5.075%, 08/21/14	1,262
AUD	750	Western Areas NL, 8.000%, 07/02/12	776

			2,038

		Bermuda — 0.1%
	1,000	Petroplus Finance Ltd., 4.000%, 10/16/15	936

		Canada — 0.1%
	1,500	PetroBakken Energy Ltd., 3.125%, 02/08/16	1,448

		Cayman Islands — 0.1%
	675	Suntech Power Holdings Co. Ltd., 3.000%, 03/15/13	619

		France — 0.4%
EUR	357	Artemis Conseil, 2.000%, 07/31/11	738
EUR	5,958	Club Mediterranee, 6.110%, 11/01/15	1,574
EUR	859	Misarte, 3.250%, 01/01/16	1,805

			4,117

		Germany — 0.2%
EUR	1,100	Steinhoff Finance Holding GmbH, 5.000%, 05/22/16	1,655

		India — 0.1%
	1,100	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	1,117
	310	Suzlon Energy Ltd., Zero Coupon, 06/12/12	346

			1,463

		Italy — 0.1%
EUR	450	Beni Stabili S.p.A., 3.875%, 04/23/15	612

		Luxembourg — 0.1%
EUR	200	Espirito Santo Financial Group S.A., SUB, 5.050%, 11/15/25	199
EUR	300	Kloeckner & Co. Financial Services S.A., 1.500%, 07/27/12	396

			595

		Mexico — 0.1%
	1,400	Cemex S.A.B. de C.V., 4.875%, 03/15/15 (e)	1,463

		Netherlands — 0.0% (g)
EUR	300	Q-Cells International Finance B.V., 5.750%, 05/26/14	300

		Norway — 0.0% (g)
	500	Petroleum Geo-Services ASA, 2.700%, 12/03/12	486

		Portugal — 0.1%
EUR	1,000	Parpublica - Participacoes Publicas SGPS S.A., 5.250%, 09/28/17	1,470

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Singapore — 0.0% (g)
SGD	500	Yanlord Land Group Ltd., 5.850%, 07/13/14	406

		Spain — 0.3%
EUR	1,350	Abengoa S.A., 4.500%, 02/03/17	1,676
EUR	800	Fomento de Construcciones y Contratas S.A., 6.500%, 10/30/14	1,017
EUR	200	Pescanova S.A., 6.750%, 03/05/15	299

			2,992

		Sweden — 0.1%
SEK	4,000	SAS AB, 7.500%, 04/01/15	602

		United Kingdom — 0.7%
GBP	700	International Power Finance Jersey III Ltd., 4.750%, 06/05/15	1,042
	2,000	Salamander Energy plc, 5.000%, 03/30/15	2,235
GBP	200	SVG Capital plc, 8.250%, 06/05/16	306
GBP	1,200	TUI Travel plc, 6.000%, 10/05/14	2,009

			5,592

		United States — 0.2%
	947	Advanced Micro Devices, Inc., 6.000%, 05/01/15	954
	1,463	Corporate Office Properties LP, 4.250%, 04/15/30 (e)	1,511
	15	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	18

			2,483

		Total Convertible Bonds (Cost $27,520)	29,277

	Corporate Bonds — 37.8%
		Australia — 0.1%
	800	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15 (e)	826

		Bahamas — 0.0% (g)
	435	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	442

		Bermuda — 0.2%
	385	Aircastle Ltd., 9.750%, 08/01/18	428
	350	Digicel Group Ltd., 10.500%, 04/15/18 (e)	390
	250	Digicel Ltd., 8.250%, 09/01/17 (e)	260
		Global Crossing Ltd.,
	100	9.000%, 11/15/19 (e)	101
	105	12.000%, 09/15/15	120
	55	Intelsat Subsidiary Holding Co. S.A., 8.875%, 01/15/15	57
	200	Seadrill Ltd., 6.500%, 10/05/15 03/15/15 (e)	195

			1,551

		Canada — 0.6%
	150	Cascades, Inc., 7.750%, 12/15/17	156
	175	Essar Steel Algoma, Inc., 9.375%, 03/15/15 (e)	175
	70	Garda World Security Corp., 9.750%, 03/15/17 (e)	75
		Gibson Energy ULC/GEP Midstream Finance Corp.,
	240	10.000%, 01/15/18	248
	440	11.750%, 05/27/14 Novelis, Inc.,	493
	450	8.375%, 12/15/17 (e)	485
	450	8.750%, 12/15/20 (e)	489
	135	Precision Drilling Corp., 6.625%, 11/15/20 (e)	140
		Quebecor Media, Inc.,
	3,500	7.750%, 03/15/16	3,630
		Quebecor World Capital Corp.,
	50	6.125%, 11/15/13 (d) (f)	2
	50	9.750%, 01/15/15 (d) (f)	3
	100	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	104

			6,000

		Cayman Islands — 0.1%
		Seagate HDD Cayman,
	45	6.875%, 05/01/20 (e)	43
	460	7.750%, 12/15/18 (e)	471
	150	Seagate Technology HDD Holdings, 6.800%, 10/01/16	155

			669

		France — 0.0% (g)
	400	CMA CGM S.A., 7.250%, 02/01/13 (e)	414

		Germany — 0.1%
	550	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17 (e)	594

		Ireland — 0.4%
		Ardagh Packaging Finance plc,
	200	7.375%, 10/15/17 (e)	210
	1,750	9.125%, 10/15/20 (e)	1,894
		Elan Finance plc/Elan Finance Corp.,
	900	8.750%, 10/15/16	952
	600	8.750%, 10/15/16 (e)	633
	500	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	499

			4,188

		Kazakhstan — 0.8%
	6,620	KazMunayGas National Co., 11.750%, 01/23/15	8,242

		Luxembourg — 1.9%
	725	Intelsat Intermediate Holding Co. S.A., SUB, 9.500%, 02/01/15	750
		Intelsat Jackson Holdings S.A.,
	2,945	7.250%, 10/15/20 (e)	3,011
	125	8.500%, 11/01/19 (e)	137
	1,000	9.500%, 06/15/16	1,063
	3,750	11.250%, 06/15/16	4,031

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg— Continued
	Intelsat Luxembourg S.A.,
246	11.250%, 02/04/17	276
1,995	PIK, 11.500%, 02/04/17	2,274
750	MagnaChip Semiconductor S.A./MagnaChip Semiconductor
	Finance Co., 10.500%, 04/15/18	816
3,650	RSHB Capital S.A. for OJSC Russian
	Agricultural Bank, 9.000%, 06/11/14	4,129
	Wind Acquisition Finance S.A.,
200	7.250%, 02/15/18 (e)	207
2,030	11.750%, 07/15/17 (e)	2,314

		19,008

	Mexico — 0.1%
650	Cemex S.A.B. de C.V., 9.000%, 01/11/18 (e)	666
	Kansas City Southern de Mexico S.A. de C.V.,
243	6.625%, 12/15/20 (e)	246
200	8.000%, 02/01/18	218

		1,130

	Netherlands — 0.4%
150	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	168
	NXP B.V./NXP Funding LLC,
150	7.875%, 10/15/14	156
3,100	9.750%, 08/01/18 (e)	3,507

		3,831

	Norway — 0.0% (g)
200	Sevan Marine ASA, VAR, 3.443%,
	05/14/13 (e)	180

	Spain — 0.0% (g)
215	Abengoa Finance SAU, 8.875%,
	11/01/17 (e)	210

	United Arab Emirates — 0.4%
4,130	Dubai Electricity & Water Authority,
	8.500%, 04/22/15 (e)	4,378
	United Kingdom — 0.3%
250	Barclays Bank plc, VAR, 7.434%,
	12/15/17 (e) (x)	243
2,250	Ineos Finance plc, 9.000%, 05/15/15 (e)	2,464
	Virgin Media Finance plc,
300	8.375%, 10/15/19	332
245	9.125%, 08/15/16	261

		3,300

	United States — 32.4%
919	ABI Escrow Corp., 10.250%, 10/15/18 (e)	1,036
	Accellent, Inc.,
1,000	8.375%, 02/01/17	1,047
750	10.000%, 11/01/17 (e)	737
750	ACCO Brands Corp., 10.625%, 03/15/15	848
1,300	ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	1,344
	Advanced Micro Devices, Inc.,
250	7.750%, 08/01/20	256
200	8.125%, 12/15/17	210
750	AES Corp. (The), 9.750%, 04/15/16	864
993	AES Eastern Energy LP, 9.000%, 01/02/17	993
275	Affinia Group Holdings, Inc., 9.000%, 11/30/14	281
38	AK Steel Corp., 7.625%, 05/15/20	39
1,250	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	994
400	Allbritton Communications Co., 8.000%, 05/15/18	416
900	Alliance One International, Inc., 10.000%, 07/15/16	945
	Alliant Techsystems, Inc.,
1,100	6.750%, 04/01/16	1,133
75	6.875%, 09/15/20	77
	Ally Financial, Inc.,
4,500	6.750%, 12/01/14	4,837
500	7.500%, 09/15/20 (e)	545
1,050	8.000%, 11/01/31	1,186
270	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18 (e)	267
250	AMC Entertainment, Inc., 8.750%, 06/01/19	268
215	American Achievement Corp., 10.875%, 04/15/16 (e)	213
1,000	American Airlines 2011-1 Class B (e)	1,003
437	American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	430
1,725	American General Finance Corp., 6.900%, 12/15/17	1,501
1,000	American International Group, Inc., VAR, 8.175%, 05/15/58	1,115
262	American Petroleum Tankers LLC/AP Tankers Co., 10.250%, 05/01/15 (e)	273
125	American Standard Americas, 10.750%, 01/15/16 (e)	131
175	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	178
63	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	67
	Amkor Technology, Inc.,
1,045	7.375%, 05/01/18	1,091
250	9.250%, 06/01/16	264
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	265
865	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	889
575	Arch Coal, Inc., 8.750%, 08/01/16	637
1,000	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	1,026

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States— Continued
500	Associated Materials LLC, 9.125%, 11/01/17 (e)	538
1,540	Atkore International, Inc., 9.875%, 01/01/18 (e)	1,644
	Avaya, Inc.,
900	9.750%, 11/01/15	931
750	PIK, 10.875%, 11/01/15	782
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,450	8.250%, 01/15/19 (e)	1,512
1,600	9.625%, 03/15/18	1,760
225	Aviv Healthcare Properties LP, 7.750%, 02/15/19 (e)	231
270	Ball Corp., 5.750%, 05/15/21	265
	Bank of America Corp.,
250	5.625%, 07/01/20	257
820	VAR, 8.000%, 01/30/18 (x)	850
170	VAR, 8.125%, 05/15/18 (x)	176
350	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	354
100	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	100
180	BE Aerospace, Inc., 6.875%, 10/01/20	187
10	Belden, Inc., 9.250%, 06/15/19	11
	Berry Plastics Corp.,
170	9.500%, 05/15/18	179
200	9.750%, 01/15/21 (e)	209
595	Bill Barrett Corp., 9.875%, 07/15/16	665
4,500	Biomet, Inc., PIK, 11.125%, 10/15/17	5,040
50	Block Communications, Inc., 8.250%, 12/15/15 (e)	51
125	Boise Paper Holdings LLC/Boise Co.- Issuer Co., 8.000%, 04/01/20	135
275	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	287
750	Briggs & Stratton Corp., 6.875%, 12/15/20	784
360	Brigham Exploration Co., 8.750%, 10/01/18 (e)	395
305	Brightstar Corp., 9.500%, 12/01/16 (e)	317
28	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f) (i)	26
500	Building Materials Corp of America, 6.875%, 08/15/18 (e)	508
92	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	98
6,000	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	6,809
470	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	483
75	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	80
	Calpine Corp.,
62	7.250%, 10/15/17 (e)	63
665	7.500%, 02/15/21 (e)	674
335	7.875%, 01/15/23 (e)	340
550	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	595
350	Carriage Services, Inc., 7.875%, 01/15/15	351
375	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18 (e)	394
1,000	Case New Holland, Inc., 7.875%, 12/01/17 (e)	1,111
350	Casella Waste Systems, Inc., 7.750%, 02/15/19 (e)	358
670	Catalent Pharma Solutions, Inc., PIK, 10.250%, 04/15/15	685
545	CB Richard Ellis Services, Inc., 6.625%, 10/15/20 (e)	545
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	363
	CCO Holdings LLC/CCO Holdings Capital Corp.,
295	7.000%, 01/15/19	298
270	7.000%, 01/15/19 (e)	271
1,860	7.250%, 10/30/17	1,934
2,575	7.875%, 04/30/18	2,709
322	8.125%, 04/30/20	343
550	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18 (e)	593
175	Celanese US Holdings LLC, 6.625%, 10/15/18 (e)	182
250	Cengage Learning Acquisitions, Inc., 10.500%, 01/15/15 (e)	260
375	Century Aluminum Co., 8.000%, 05/15/14	389
	Cenveo Corp.,
1,174	8.875%, 02/01/18	1,160
50	10.500%, 08/15/16 (e)	50
2,598	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	2,718
	CF Industries, Inc.,
60	6.875%, 05/01/18	66
25	7.125%, 05/01/20	28
330	Chemtura Corp., 7.875%, 09/01/18 (e)	352
	Chesapeake Energy Corp.,
65	6.875%, 08/15/18	68
150	9.500%, 02/15/15	175
185	Chiquita Brands International, Inc., 8.875%, 12/01/15	191
1,150	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	1,215
150	Chukchansi Economic Development Authority, VAR, 3.943%, 11/15/12 (e)	98
215	Cincinnati Bell, Inc., 8.250%, 10/15/17	217
	CIT Group, Inc.,

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
750	7.000%, 05/01/15	760
3,350	7.000%, 05/01/16	3,383
1,750	7.000%, 05/01/17	1,765
12	Citadel Broadcasting Corp., 7.750%, 12/15/18 (e)	13
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	201
250	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (e)	255
200	PIK, 11.500%, 01/15/17 (e)	209
455	CKE Restaurants, Inc., 11.375%, 07/15/18	512
	Clear Channel Worldwide Holdings, Inc.,
2,250	9.250%, 12/15/17	2,492
250	9.250%, 12/15/17	276
	Clearwire Communications LLC/Clearwire Finance, Inc.,
4,266	12.000%, 12/01/15 (e)	4,650
55	12.000%, 12/01/17 (e)	59
400	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	436
775	CNG Holdings, Inc., 12.250%, 02/15/15 (e)	853
270	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	279
170	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	140
180	Columbus McKinnon Corp., 7.875%, 02/01/19 (e)	184
155	Commercial Barge Line Co., 12.500%, 07/15/17	180
950	Comstock Resources, Inc., 8.375%, 10/15/17	976
	Consol Energy, Inc.,
100	8.000%, 04/01/17 (e)	108
75	8.250%, 04/01/20 (e)	82
125	Constar International, Inc., VAR, Zero Coupon, 02/15/12 (d)	63
	Constellation Brands, Inc.,
1,000	7.250%, 09/01/16	1,064
100	7.250%, 05/15/17	107
750	8.375%, 12/15/14	829
452	Continental Airlines 2003-ERJ1 Pass- Through Trust, 7.875%, 07/02/18	452
108	Continental Airlines 2004-ERJ1 Pass- Through Trust, 9.558%, 09/01/19	109
32	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21	33
175	Continental Resources, Inc., 7.125%, 04/01/21 (e)	185
750	Corrections Corp. of America, 7.750%, 06/01/17	819
575	Covanta Holding Corp., 7.250%, 12/01/20	591
	Cricket Communications, Inc.,
15	7.750%, 05/15/16	16
400	7.750%, 10/15/20	386
1,500	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	1,624
	CSC Holdings LLC,
150	7.625%, 07/15/18	165
190	7.875%, 02/15/18	213
44	8.625%, 02/15/19	50
175	Da-Lite Screen Co., Inc., 12.500%, 04/01/15	193
85	Dave & Buster’s, Inc., 11.000%, 06/01/18	95
	DaVita, Inc.,
225	6.375%, 11/01/18	227
225	6.625%, 11/01/20	228
122	Delta Air Lines 2007-1 Class B Pass- Through Trust, 8.021%, 08/10/22	127
385	Delta Air Lines 2007-1 Class C Pass- Through Trust, 8.954%, 08/10/14	403
90	Delta Air Lines 2009-1 Series B Pass- Through Trust, 9.750%, 12/17/16	99
	Denbury Resources, Inc.,
850	7.500%, 12/15/15	884
500	9.750%, 03/01/16	565
500	Developers Diversified Realty Corp., 7.875%, 09/01/20	578
215	DigitalGlobe, Inc., 10.500%, 05/01/14	246
150	DineEquity, Inc., 9.500%, 10/30/18 (e)	161
	DISH DBS Corp.,
4,500	7.125%, 02/01/16	4,702
965	7.750%, 05/31/15	1,039
3,600	7.875%, 09/01/19	3,811
500	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	549
250	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	255
382	DuPont Fabros Technology LP, 8.500%, 12/15/17	414
200	Dycom Investments, Inc., 7.125%, 01/15/21 (e)	203
100	Dynegy Holdings, Inc., 7.125%, 05/15/18	69
600	Dynegy Roseton/Danskammer Pass- Through Trust, 7.670%, 11/08/16	570
480	Eastman Kodak Co., 9.750%, 03/01/18 (e)	475
1,000	Easton-Bell Sports, Inc., 9.750%, 12/01/16	1,113
	Edison Mission Energy,
1,546	7.200%, 05/15/19	1,241
54	7.750%, 06/15/16	48
25	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	27

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
2,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	2,121
35	Equinix, Inc., 8.125%, 03/01/18	38
15	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	15
750	Exide Technologies, 8.625%, 02/01/18 (e)	790
35	Express LLC/Express Finance Corp., 8.750%, 03/01/18	37
515	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	523
275	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 06/15/20	299
51	FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	51
	Fidelity National Information Services, Inc.,
50	7.625%, 07/15/17	54
900	7.875%, 07/15/20	974
	First Data Corp.,
943	8.250%, 01/15/21 (e)	908
2,560	8.875%, 08/15/20 (e)	2,757
504	9.875%, 09/24/15	503
437	12.625%, 01/15/21 (e)	442
1,930	PIK, 8.750%, 01/15/22 (e)	1,877
275	First Industrial LP, 6.420%, 06/01/14	274
200	Florida East Coast Railway Corp., 8.125%, 02/01/17 (e)	208
445	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	447
59	Ford Holdings LLC, 9.300%, 03/01/30	71
	Ford Motor Co.,
125	7.750%, 06/15/43	128
100	8.900%, 01/15/32	117
50	9.980%, 02/15/47	61
	Ford Motor Credit Co. LLC,
1,125	6.625%, 08/15/17	1,205
1,000	7.000%, 04/15/15	1,100
750	8.000%, 12/15/16	851
100	8.125%, 01/15/20	117
3,000	8.700%, 10/01/14	3,440
47	9.875%, 08/10/11	49
95	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	102
455	Forest Oil Corp., 7.250%, 06/15/19	472
	Freescale Semiconductor, Inc.,
2,100	9.250%, 04/15/18 (e)	2,326
230	10.125%, 03/15/18 (e)	260
150	10.750%, 08/01/20 (e)	170
275	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	271
	Frontier Communications Corp.,
20	7.125%, 03/15/19	21
25	7.875%, 04/15/15	28
25	8.250%, 04/15/17	28
1,000	8.500%, 04/15/20	1,127
25	8.750%, 04/15/22	28
315	Frontier Oil Corp., 6.875%, 11/15/18	324
100	FTI Consulting, Inc., 7.750%, 10/01/16	105
	Gannett Co., Inc.,
25	6.375%, 09/01/15 (e)	26
100	7.125%, 09/01/18 (e)	101
143	10.000%, 04/01/16	164
1,750	GCI, Inc., 8.625%, 11/15/19	1,903
100	General Cable Corp., VAR, 2.678%, 04/01/15	95
593	General Maritime Corp., 12.000%, 11/15/17	562
525	General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	521
365	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	365
140	GenOn Energy Inc., 9.875%, 10/15/20 (e)	147
	Genworth Financial, Inc.,
25	7.200%, 02/15/21	26
1,050	VAR, 6.150%, 11/15/66	819
750	Geo Group, Inc. (The), 7.750%, 10/15/17	788
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	346
300	Giant Funding Corp., 8.250%, 02/01/18 (e)	311
950	Giraffe Acquisition Corp., 9.125%, 12/01/18 (e)	1,002
180	Global Geophysical Services, Inc., 10.500%, 05/01/17	186
750	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	786
	Graham Packaging Co. LP/GPC
	Capital Corp. I,
750	8.250%, 01/01/17	787
500	8.250%, 10/01/18	532
	Graphic Packaging International, Inc.,
240	7.875%, 10/01/18	255
150	9.500%, 06/15/17	166
125	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	126
1,250	Hanesbrands, Inc., 8.000%, 12/15/16	1,350
300	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	262
2,300	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	2,398
	HCA, Inc.,
50	7.250%, 09/15/20	54
4,025	9.250%, 11/15/16	4,332
4,650	PIK, 9.625%, 11/15/16	5,015

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
1,150	Health Management Associates, Inc., 6.125%, 04/15/16	1,167
1,500	Hertz Corp. (The), 6.750%, 04/15/19 (e)	1,509
150	Hexcel Corp., 6.750%, 02/01/15	153
	Hilcorp Energy I LP/Hilcorp Finance Co.,
568	7.625%, 04/15/21 (e)	602
270	8.000%, 02/15/20 (e)	293
25	Holly Corp., 9.875%, 06/15/17	28
	Holly Energy Partners LP/Holly Energy Finance Corp.,
25	6.250%, 03/01/15	25
50	8.250%, 03/15/18 (e)	52
	Homer City Funding LLC,
67	8.137%, 10/01/19	64
187	8.734%, 10/01/26	175
1,500	Host Hotels & Resorts LP, 6.750%, 06/01/16	1,549
175	Host Hotels & Resorts, Inc., 6.000%, 11/01/20 (e)	173
400	HSN, Inc., 11.250%, 08/01/16	458
	HUB International Holdings, Inc.,
65	9.000%, 12/15/14 (e)	68
175	10.250%, 06/15/15 (e)	180
500	Huntsman International LLC, 5.500%, 06/30/16	490
1,020	ILFC E-Capital Trust I, VAR, 5.960%, 12/21/65 (e)	821
200	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	163
	Inergy LP/Inergy Finance Corp.,
250	6.875%, 08/01/21 (e)	252
150	7.000%, 10/01/18 (e)	154
200	8.250%, 03/01/16	209
150	Ingles Markets, Inc., 8.875%, 05/15/17	161
946	Intcomex, Inc., 13.250%, 12/15/14 (e)	993
800	Interactive Data Corp., 10.250%, 08/01/18 (e)	875
1,250	Interface, Inc., 7.625%, 12/01/18 (e)	1,309
	International Lease Finance Corp.,
450	8.250%, 12/15/20	491
550	8.625%, 09/15/15 (e)	613
3,550	8.750%, 03/15/17 (e)	3,975
50	International Wire Group, Inc., 9.750%, 04/15/15 (e)	53
	Iron Mountain, Inc.,
1,327	8.375%, 08/15/21	1,444
110	8.750%, 07/15/18	116
499	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	493
	Jarden Corp.,
1,500	7.500%, 05/01/17	1,579
775	7.500%, 01/15/20	808
245	8.000%, 05/01/16	266
425	JB Poindexter & Co., Inc., 8.750%, 03/15/14	428
545	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	578
295	Kemet Corp., 10.500%, 05/01/18	325
550	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	545
140	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	156
	Lamar Media Corp.,
32	6.625%, 08/15/15	33
90	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	89
	Landry’s Restaurants, Inc.,
260	11.625%, 12/01/15 (e)	281
350	11.625%, 12/01/15	379
50	LBI Media, Inc., 8.500%, 08/01/17 (e)	42
	Lennar Corp.,
120	5.600%, 05/31/15	118
435	6.950%, 06/01/18	431
1,000	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	970
	Level 3 Financing, Inc.,
1,000	8.750%, 02/15/17	958
90	9.250%, 11/01/14	91
255	10.000%, 02/01/18	255
1,000	Libbey Glass, Inc., 10.000%, 02/15/15	1,081
2,400	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	3,084
200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	222
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20 (e)	202
	Lyondell Chemical Co.,
103	8.000%, 11/01/17 (e)	115
1,377	11.000%, 05/01/18	1,570
350	M/I Homes, Inc., 8.625%, 11/15/18 (e)	355
150	Mac-Gray Corp., 7.625%, 08/15/15	147
1,500	Marina District Finance Co., Inc., 9.875%, 08/15/18 (e)	1,526
200	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	204
40	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (d) (e)	5
675	McClatchy Co. (The), 11.500%, 02/15/17	761
450	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	446
550	Media General, Inc., 11.750%, 02/15/17	605
881	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	910
	Meritage Homes Corp.,
65	6.250%, 03/15/15	65
120	7.150%, 04/15/20	120

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
United States — Continued
2,055	MetroPCS Wireless, Inc., 7.875%, 09/01/18	2,147
	MGM Resorts International,
810	5.875%, 02/27/14	767
77	6.625%, 07/15/15	72
2,043	7.500%, 06/01/16	1,941
67	7.625%, 01/15/17	63
2,550	9.000%, 03/15/20 (e)	2,817
150	10.000%, 11/01/16 (e)	157
500	11.125%, 11/15/17	578
1,600	11.375%, 03/01/18	1,788
	Michael’s Stores, Inc.,
2,140	7.750%, 11/01/18 (e)	2,204
210	11.375%, 11/01/16	230
190	SUB, 11/01/16	191
347	Midwest Generation LLC, 8.560%, 01/02/16	349
1,461	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	1,651
150	Mobile Mini, Inc., 7.875%, 12/01/20 (e)	161
150	Moog, Inc., 7.250%, 06/15/18	158
	Motors Liquidation Co.,
11	03/15/36 (d)	2
10	6.750%, 05/01/28 (d)	3
115	8.375%, 07/15/33 (d)	41
570	Multiplan, Inc., 9.875%, 09/01/18 (e)	613
360	Murray Energy Corp., 10.250%, 10/15/15 (e)	382
	Mylan, Inc.,
50	7.625%, 07/15/17 (e)	55
1,200	7.875%, 07/15/20 (e)	1,327
200	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	213
160	Nalco Co., 6.625%, 01/15/19 (e)	167
200	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	234
510	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	551
50	NB Capital Trust IV, 8.250%, 04/15/27	51
	Nebraska Book Co., Inc.,
86	8.625%, 03/15/12	75
100	10.000%, 12/01/11	101
	Newfield Exploration Co.,
125	6.875%, 02/01/20	134
250	7.125%, 05/15/18	269
	NewPage Corp.,
500	10.000%, 05/01/12	325
1,250	11.375%, 12/31/14	1,253
375	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	404
1,375	Nextel Communications, Inc., 7.375%, 08/01/15	1,385
	NFR Energy LLC/NFR Energy Finance Corp.,
320	9.750%, 02/15/17 (e)	320
	Nielsen Finance LLC/Nielsen Finance Co.,
125	7.750%, 10/15/18 (e)	134
31	SUB, 08/01/16	33
	NII Capital Corp.,
415	8.875%, 12/15/19	457
10	10.000%, 08/15/16	11
736	Noranda Aluminum Acquisition Corp., PIK, 5.193%, 05/15/15	692
500	Northern Tier Energy LLC/Northern Tier Finance Corp., 10.500%, 12/01/17 (e)	538
48	Northwest Airlines, Inc. 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	50
	NRG Energy, Inc.,
1,750	7.375%, 02/01/16	1,811
750	7.375%, 01/15/17	780
1,000	7.625%, 01/15/18 (e)	1,013
660	Omega Healthcare Investors, Inc., 6.750%, 10/15/22 (e)	652
500	Omnicare, Inc., 7.750%, 06/01/20	525
505	Omnova Solutions, Inc., 7.875%, 11/01/18 (e)	518
200	OnCure Holdings, Inc., 11.750%, 05/15/17 (e)	192
	PAETEC Holding Corp.,
975	8.875%, 06/30/17	1,048
1,000	9.500%, 07/15/15	1,048
1,000	9.875%, 12/01/18 (e)	1,057
220	Parker Drilling Co., 9.125%, 04/01/18	232
50	Patriot Coal Corp., 8.250%, 04/30/18	53
	Peninsula Gaming LLC,
250	8.375%, 08/15/15	265
650	10.750%, 08/15/17	717
150	Penn Virginia Corp., 10.375%, 06/15/16	169
200	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	210
200	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	215
	Petrohawk Energy Corp.,
750	7.250%, 08/15/18	771
750	10.500%, 08/01/14	862
185	Petroleum Development Corp., 12.000%, 02/15/18	209
325	PHI, Inc., 8.625%, 10/15/18	336
240	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	240
75	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (e)	83
	Pinnacle Entertainment, Inc.,

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
United States — Continued
250	8.625%, 08/01/17	274
500	8.750%, 05/15/20	531
155	Pioneer Drilling Co., 9.875%, 03/15/18	168
231	Pioneer Natural Resources Co., 7.500%, 01/15/20	256
30	Plains Exploration & Production Co., 7.625%, 04/01/20	32
150	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	156
195	Polymer Group, Inc., 7.750%, 02/01/19 (e)	200
1,210	PolyOne Corp., 7.375%, 09/15/20	1,274
50	ProQuest LLC/ProQuest Notes Co., 9.000%, 10/15/18 (e)	52
121	QEP Resources, Inc., 6.875%, 03/01/21	126
300	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18 (e)	311
781	Quiksilver, Inc., 6.875%, 04/15/15	771
	QVC, Inc.,
10	7.125%, 04/15/17 (e)	11
10	7.375%, 10/15/20 (e)	11
1,400	7.500%, 10/01/19 (e)	1,490
	Qwest Communications International, Inc.,
160	7.125%, 04/01/18	173
2,000	7.500%, 02/15/14	2,030
35	Qwest Corp., 7.625%, 06/15/15	40
90	Radiation Therapy Services, Inc., 9.875%, 04/15/17	91
462	RailAmerica, Inc., 9.250%, 07/01/17	510
600	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18 (e)	636
	Range Resources Corp.,
10	6.750%, 08/01/20	11
200	7.250%, 05/01/18	212
125	7.500%, 05/15/16	131
1,750	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	1,877
295	Real Mex Restaurants, Inc., 14.000%, 01/01/13	307
200	Rent-A-Center, Inc., 6.625%, 11/15/20 (e)	197
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	6.875%, 02/15/21 (e)	404
100	7.125%, 04/15/19 (e)	103
800	8.250%, 02/15/21 (e)	807
1,500	8.500%, 05/15/18 (e)	1,564
1,100	9.000%, 04/15/19 (e)	1,155
	Rite Aid Corp.,
2,050	7.500%, 03/01/17	2,009
1,000	8.000%, 08/15/20	1,061
500	9.750%, 06/12/16	558
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
1,280	8.250%, 02/01/21 (e)	1,309
1,025	9.500%, 12/01/14	1,076
300	Ryerson, Inc., 12.000%, 11/01/15	318
415	Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/01/18 (e)	431
	Scotts Miracle-Gro Co. (The),
725	6.625%, 12/15/20 (e)	730
750	7.250%, 01/15/18	790
3,250	Sealy Mattress Co., 8.250%, 06/15/14	3,323
1,500	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,438
1,029	Select Medical Corp., 7.625%, 02/01/15	1,050
600	Seminole Hard Rock Entertainment, Inc., VAR, 2.802%, 03/15/14 (e)	567
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	53
125	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	128
200	Senior Housing Properties Trust, 6.750%, 04/15/20	212
	Service Corp. International,
1,750	6.750%, 04/01/15	1,837
680	6.750%, 04/01/16	710
100	7.000%, 05/15/19	103
250	7.625%, 10/01/18	269
500	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	538
220	Severstal Columbus LLC, 10.250%, 02/15/18 (e)	239
300	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	204
1,500	Simmons Bedding Co., 11.250%, 07/15/15 (e)	1,622
500	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	538
	Sinclair Television Group, Inc.,
375	8.375%, 10/15/18 (e)	388
311	9.250%, 11/01/17 (e)	343
	Sirius XM Radio, Inc.,
150	8.750%, 04/01/15 (e)	164
175	9.750%, 09/01/15 (e)	197
605	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	541
285	SM Energy Co., 6.625%, 02/15/19 (e)	285
	Smithfield Foods, Inc.,
75	7.750%, 05/15/13	82
300	7.750%, 07/01/17	318
55	10.000%, 07/15/14	65
200	Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	211
	Spectrum Brands Holdings, Inc.,
2,750	9.500%, 06/15/18 (e)	3,018
377	PIK, 12.000%, 08/28/19	423

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
United States — Continued
875	Speedway Motorsports, Inc., 6.750%, 02/01/19 (e)	884
	Sprint Capital Corp.,
1,000	6.900%, 05/01/19	1,003
5,000	8.750%, 03/15/32	5,205
1,015	Sprint Nextel Corp., 6.000%, 12/01/16	997
500	SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	495
	Standard Pacific Corp.,
275	8.375%, 05/15/18 (e)	286
75	8.375%, 01/15/21 (e)	76
160	10.750%, 09/15/16	187
150	Steel Dynamics, Inc., 7.750%, 04/15/16	160
50	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	51
100	Sterling Chemicals, Inc., 10.250%, 04/01/15	104
150	Stream Global Services, Inc., 11.250%, 10/01/14	157
	SunGard Data Systems, Inc.,
1,750	7.375%, 11/15/18 (e)	1,785
2,250	10.250%, 08/15/15	2,371
	SUPERVALU, Inc.,
375	7.500%, 11/15/14	368
3,650	8.000%, 05/01/16	3,559
	Swift Energy Co.,
25	7.125%, 06/01/17	26
150	8.875%, 01/15/20	164
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
230	6.875%, 02/01/21 (e)	230
116	7.875%, 10/15/18 (e)	123
530	8.250%, 07/01/16	567
150	11.250%, 07/15/17	175
	Tenet Healthcare Corp.,
700	8.000%, 08/01/20	714
2,300	9.250%, 02/01/15	2,501
50	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	31
750	Texas Industries, Inc., 9.250%, 08/15/20	804
1,000	Thermadyne Holdings Corp., 9.000%, 12/15/17 (e)	1,055
80	Titan International, Inc., 7.875%, 10/01/17 (e)	85
60	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	63
250	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	273
300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	318
	Triumph Group, Inc.,
150	8.000%, 11/15/17	159
35	8.625%, 07/15/18	39
165	Tutor Perini Corp., 7.625%, 11/01/18 (e)	168
250	tw telecom holdings, inc., 8.000%, 03/01/18	268
321	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	365
100	Uncle Acquisition 2010 Corp., 8.625%, 02/15/19 (e)	104
25	Unisys Corp., 14.250%, 09/15/15 (e)	30
	United Rentals North America, Inc.,
750	8.375%, 09/15/20	784
235	9.250%, 12/15/19	264
	United Surgical Partners International, Inc.,
500	8.875%, 05/01/17	524
1,020	PIK, 10.000%, 05/01/17	1,073
270	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	300
1,000	US Oncology, Inc., 9.125%, 08/15/17	1,233
180	Valassis Communications, Inc., 6.625%, 02/01/21 (e)	179
	Valeant Pharmaceuticals International,
65	6.750%, 10/01/17 (e)	67
2,500	6.875%, 12/01/18 (e)	2,569
100	7.000%, 10/01/20 (e)	103
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
800	7.750%, 02/01/19 (e)	810
300	8.000%, 02/01/18	308
75	8.000%, 02/01/18 (e)	77
1,000	Vector Group Ltd., 11.000%, 08/15/15	1,034
	Verso Paper Holdings LLC/Verso Paper, Inc.,
800	8.750%, 02/01/19 (e)	829
250	11.500%, 07/01/14	276
1,500	Visant Corp., 10.000%, 10/01/17	1,590
150	Viskase Cos., Inc., 9.875%, 01/15/18 (e)	158
200	W&T Offshore, Inc., 8.250%, 06/15/14 (e)	201
891	Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	777
634	Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	705
	Western Refining, Inc.,
145	11.250%, 06/15/17 (e)	162
20	VAR, 10.750%, 06/15/14 (e)	22
200	Whiting Petroleum Corp., 6.500%, 10/01/18	206
	Windstream Corp.,
150	7.875%, 11/01/17	161
2,075	8.125%, 09/01/18	2,204
1,250	8.625%, 08/01/16	1,325
	WMG Acquisition Corp.,
650	7.375%, 04/15/14	644
121	9.500%, 06/15/16	129

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
350	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	374
50	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	60
500	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	551

		328,517

	Total Corporate Bonds (Cost $372,680)	383,480

Foreign Government Securities — 5.9%
	Argentina — 0.7%
	Provincia de Cordoba,
4,750	12.375%, 08/17/17 (e)	5,082
	Republic of Argentina,
1,425	7.000%, 09/12/13	1,462
91	8.280%, 12/31/33	79

		6,623

	Brazil — 0.5%
3,585	Federal Republic of Brazil, 11.000%, 08/17/40	4,840

	Dominican Republic — 0.6%
	Government of Dominican Republic,
5,662	9.040%, 01/23/18 (e)	6,327

		6,327

	El Salvador — 0.5%
4,920	Republic of El Salvador, 7.750%, 01/24/23	5,461

	Ghana — 0.5%
4,750	Republic of Ghana, 8.500%, 10/04/17	5,142

	Mexico — 0.9%
	United Mexican States,
25	7.500%, 04/08/33	31
5,670	11.375%, 09/15/16	8,135

		8,166

	Peru — 0.5%
4,120	Republic of Peru, 9.875%, 02/06/15	5,191

	Russia — 0.5%
3,130	Russian Federation, 12.750%, 06/24/28	5,415

	Sri Lanka — 0.3%
3,200	Rebuplic of Sri Lanka, 7.400%, 01/22/15	3,532

	Uruguay — 0.2%
	Republic of Uruguay,
310	7.625%, 03/21/36	370
1,090	8.000%, 11/18/22	1,355

		1,725

	Venezuela — 0.7%
8,220	Republic of Venezuela, 12.750%, 08/23/22	7,131

	Total Foreign Government Securities (Cost $59,915)	59,553

Loan Participations & Assignments — 3.0%
	United States — 3.0%
500	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	498
947	Avaya, Inc., Term Loan B1, VAR, 3.034%, 10/26/14	928
899	AZ Chem U.S., Inc., Term Loan, 11/30/16 ^	914
500	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	507
800	Boyd Gaming Corp., Term Loan, 12/31/15 ^	792
250	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/15/17	252
	Burlington Coat Factory, Term Loan,
751	VAR, 2.540%, 05/28/13	749
205	VAR, 2.560%, 05/28/13	204
632	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.303%, 01/28/15	586
4,135	Capmark Financial Group, U.S. Term Loan, VAR, Zero Coupon, 03/23/11 (d)	2,010
249	Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 2.510%, 04/10/14	243
	CCM Merger, Inc., Term Loan B,
389	VAR, 8.500%, 07/13/12	389
106	VAR, 8.500%, 07/13/12	106
51	VAR, 8.500%, 07/13/12	51
622	Cengage Learning Acquisitions, Term Loan, VAR, 2.550%, 07/03/14	611
175	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	177
	Claire’s Stores, Term Loan B,
2,455	VAR, 3.044%, 05/29/14	2,372
409	VAR, 3.054%, 05/29/14	396
250	Clear Channel Communications, Inc., Term Loan B, VAR, 3.910%, 01/29/16	225
450	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.053%, 11/14/14 (f) (i)	448
94	Dine Equity, Inc., Term Loan B, VAR, 6.000%, 10/12/18	96
275	Equipower Resource Holding, 1st Lien Term Loan, 01/28/18 ^	278
399	EVERTEC, Term Loan B, VAR, 7.000%, 09/30/16	404
193	First Data Corp., Initial Tranche B-3, VAR, 3.010%, 09/24/14	182

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
498	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.510%, 11/29/13	499
499	Genon Energy, Term Loan, 09/20/17 ^	506
1,100	Gymboree, Term Loan, VAR, 5.500%, 11/23/17	1,114
52	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	51
400	Houghton International, Inc., Term Loan, 01/31/16 ^	406
498	Interactive Data Corp., Term Loan, VAR, 6.750%, 01/29/17	501
	Leslie’s Poolmart, Term Loan B,
124	VAR, 6.000%, 11/21/16	126
1	VAR, 6.000%, 11/21/16	1
	Media General, Inc., Term Loan,
59	VAR, 4.511%, 03/29/13	57
185	VAR, 4.538%, 03/29/13	180
193	Michael Foods, Inc., Term Loan B, VAR, 6.250%, 06/29/16	196
	Michael’s Stores, Term B-1 Loan,
3	10/31/13 ^	3
97	VAR, 2.563%, 10/31/13	98
96	VAR, 2.563%, 10/31/13	95
95	VAR, 2.563%, 10/31/13	94
56	VAR, 2.563%, 10/31/13	56
33	VAR, 2.563%, 10/31/13	33
798	Momentive Performance, Tranche B-1 Term Loan, VAR, 2.563%, 12/04/13	798
189	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	188
200	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	212
79	NRG Energy, Inc. (Opco), Credit- Linked Deposit Letter of Credit, VAR, 2.053%, 02/01/13	79
	NRG Energy, Inc. (Opco), Term Loan B,
26	VAR, 2.010%, 02/01/13	26
68	VAR, 2.053%, 02/01/13	67
28	Ocwen Financial Corp., Initial Term Loan, VAR, 9.000%, 07/29/15	28
	Outback (OSI Restaurant), Prefunded RC Commitment,
15	VAR, 0.122%, 06/14/13	15
55	VAR, 2.563%, 06/14/13	54
733	Outback (OSI Restaurant), Term Loan B, VAR, 2.625%, 06/14/14	718
299	Ozburn-Hessey Logistics, 1st Lien, VAR, 7.500%, 04/08/16	303
1,500	Petco, 1st Lien Term Loan, 11/24/17 ^	1,523
	Pierre Foods, Inc., 1st Lien Term Loan,
199	VAR, 7.000%, 09/30/16	201
1	VAR, 7.000%, 09/30/16	1
70	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	72
370	Pinafore, Inc., Term Loan B, VAR, 6.250%, 09/20/16	375
	R.H. Donnelley, Inc., Exit Term Loan,
98	VAR, 9.000%, 10/24/14	78
87	VAR, 9.000%, 10/24/14	69
10	VAR, 9.000%, 10/24/14	8
9	VAR, 9.000%, 10/24/14	7
1,000	Remy International, Inc., Term Loan B, VAR, 6.250%, 02/16/16	1,013
	Rite Aid Corp., Tranche 2 Term Loan,
317	VAR, 2.010%, 06/04/14	304
342	VAR, 2.020%, 06/04/14	328
339	VAR, 2.020%, 06/04/14	326
300	Styron, 1st Lien Term Loan, 07/31/17 ^	305
664	Styron, Term Loan, VAR, 7.500%, 06/17/16	671
	Sugarhouse HSP Gaming, Term Loan B,
456	VAR, 11.250%, 09/23/14	463
44	VAR, 11.250%, 09/23/14	45
221	Swift Transportation Co., Term Loan, VAR, 6.000%, 12/21/16	224
250	Syniverse Holdings, Inc., Term Loan B, VAR, 5.250%, 12/22/17	253
	Texas Competitive Electric, Initial Tranche B-3 Term Loan,
1,705	VAR, 3.761%, 10/10/14	1,403
69	VAR, 3.803%, 10/10/14	57
19	VAR, 3.803%, 10/10/14	15
1,000	UCI International, Term Loan, 06/30/17 ^	1,015
750	United Airlines, Term Loan, 02/01/14 ^	741
200	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.510%, 03/31/17	196
711	Univision Communications, Inc., Initial Term Loan, VAR, 2.510%, 09/29/14	700
	Visant Corp., Tranche B Term Loan,
522	VAR, 7.000%, 09/22/16	530
1	VAR, 7.000%, 09/22/16	1

		30,846

	Total Loan Participations & Assignments (Cost $29,752)	30,846

SHARES
Preferred Stocks — 1.1%
	Brazil — 0.4%
59	Cia de Bebidas das Americas, ADR (m)	1,585
76	Vale S.A., ADR (m)	2,363

		3,948

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
		United States — 0.7%
21		AMB Property Corp., Series L, 6.500%, 03/04/11 (m) (x)	509
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	160
2		CoBank ACB, 7.000%, 03/04/11 (e) (f) (i) (x)	84
—	(h)	Eurofresh, Inc. (a) (f) (i)	5
51		General Motors Co., Series B, 4.750%, 12/01/13 (a)	2,770
22		HCP, Inc., Series F, 7.100%, 03/04/11 (m) (x)	540
19		Kilroy Realty Corp., Series F, 7.500%, 03/04/11 (m) (x)	472
17		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	296
22		Public Storage, Series M, 6.625%, 01/09/12 (m) (x)	556
17		Public Storage, Series I, 7.250%, 05/03/11 (m) (x)	440
19		Regency Centers Corp., Series E, 6.700%, 03/04/11 (m) (x)	463
17		Taubman Centers, Inc., Series G, 8.000%, 03/04/11 (m) (x)	435
24		Vornado Realty Trust, Series G, 6.625%, 03/04/11 (m) (x)	558
12		Weingarten Realty Investors, Series F, 6.500%, 01/30/12 (m) (x)	292

			7,580

		Total Preferred Stocks (Cost $10,917)	11,528

PRINCIPAL AMOUNT ($)
Supranational — 0.4%
3,360		Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $3,575)	3,635

U.S. Treasury Obligation — 0.0% (g)
255		U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $256)	256

SHARES
Short-Term Investment — 4.8%
		Investment Company — 4.8%
48,376		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $48,376)	48,376

		Total Investments — 99.0% (Cost $965,973)	1,004,261
		Other Assets in Excess of Liabilities — 1.0%	10,505

		NET ASSETS — 100.0%	$1,014,766

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Real Estate Investment Trusts (REITs)	7.1%
Foreign Government Securities	5.9
Oil, Gas & Consumable Fuels	5.6
Diversified Telecommunication Services	5.5
Hotels, Restaurants & Leisure	4.8
Media	4.5
Non-Agency CMO	3.0
Commercial Banks	2.7
Chemicals	2.7
Health Care Providers & Services	2.6
Pharmaceuticals	2.5
Wireless Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.3
IT Services	2.2
Insurance	2.2
Consumer Finance	2.1
Diversified Financial Services	2.1
Electric Utilities	1.8
Industrial Conglomerates	1.7
Broadcasting & Cable TV	1.7
Metals & Mining	1.6
Multi-Utilities	1.5
Specialty Retail	1.4
Independent Power Producers & Energy Traders	1.3
Food & Staples Retailing	1.3
Tobacco	1.2
Household Durables	1.0
Household Products	1.0
Beverages	1.0
Containers & Packaging	1.0
Short-Term Investment	4.8
Others (each less than 1.0%)	17.6

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(68)	Euro FX	03/14/11	(11,635)	(390)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2011.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. (d) Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,004,000 which amounts to 0.2% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $252,971,000 and 25.2%, respectively.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars)
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2011. (m) All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2011.
^	Unsettled security, coupon rate is undetermined at January 31, 2011

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	44,195
Aggregate gross unrealized depreciation	(5,907)

Net unrealized appreciation/depreciation	38,288

Federal income tax cost of investments	965,973

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each value input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	21,043	—	21,043
Austria	—	66	—	66
Belgium	—	1,993	—	1,993
Bermuda	651	—	—	651
Brazil	7,712	—	—	7,712
Canada	2,974	—	—	2,974
China	—	9,183	—	9,183
Czech Republic	—	2,502	—	2,502
France	—	38,691	—	38,691
Germany	—	18,376	—	18,376
Greece	—	2,043	—	2,043
Hong Kong	843	8,576	—	9,419
Hungary	—	1,131	—	1,131
Indonesia	—	1,965	—	1,965
Italy	—	9,588	—	9,588
Japan	—	19,034	—	19,034
Luxembourg	—	—	69	69
Malaysia	—	5,406	—	5,406
Mexico	1,574	—	—	1,574
Netherlands	137	25,788	—	25,925
Norway	—	2,300	—	2,300
Philippines	1,318	—	—	1,318
Poland	—	3,188	—	3,188
Russia	3,604	998	—	4,602
Singapore	—	7,832	—	7,832
South Africa	—	9,334	—	9,334
South Korea	2,388	5,144	—	7,532
Spain	—	8,842	—	8,842
Switzerland	—	5,264	—	5,264
Taiwan	273	15,039	—	15,312
Thailand	—	3,603	—	3,603
Turkey	—	5,188	—	5,188
United Kingdom	—	25,026	—	25,026
United States	121,498	—	8	121,506

Total Common Stocks	142,972	257,143	77	400,192

Preferred Stocks
Brazil	3,948	—	—	3,948
United States	452	7,039	89	7,580

Total Preferred Stocks	4,400	7,039	89	11,528

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Debt Securities
Asset-Backed Securities
United States	—	6,671	—	6,671
Collateralized Mortgage Obligations
United States	—	29,989	—	29,989
Commercial Mortgage-Backed Security
United States	—	458	—	458
Convertible Bonds
Australia	—	2,038	—	2,038
Bermuda	—	936	—	936
Canada	—	1,448	—	1,448
Cayman Islands	—	619	—	619
France	—	4,117	—	4,117
Germany	—	1,655	—	1,655
India	—	1,463	—	1,463
Italy	—	612	—	612
Luxembourg	—	595	—	595
Mexico	—	1,463	—	1,463
Netherlands	—	300	—	300
Norway	—	486	—	486
Portugal	—	1,470	—	1,470
Singapore	—	406	—	406
Spain	—	2,992	—	2,992
Sweden	—	602	—	602
United Kingdom	—	5,592	—	5,592
United States	—	2,483	—	2,483

Total Convertible Bonds	—	29,277	—	29,277

Corporate Bonds
Australia	—	826	—	826
Bahamas	—	442	—	442
Bermuda	—	1,551	—	1,551
Canada	—	5,995	5	6,000
Cayman Islands	—	669	—	669
France	—	414	—	414
Germany	—	594	—	594
Ireland	—	4,188	—	4,188
Kazakhstan	—	8,242	—	8,242
Luxembourg	—	19,008	—	19,008
Mexico	—	1,130	—	1,130
Netherlands	—	3,831	—	3,831
Norway	—	180	—	180
Spain	—	210	—	210
United Arab Emirates	—	4,378	—	4,378
United Kingdom	—	3,300	—	3,300
United States	—	327,132	1,385	328,517

Total Corporate Bonds	—	382,090	1,390	383,480

Foreign Government Securities	—	59,553	—	59,553
Supranational	—	3,635	—	3,635
U.S. Treasury Obligation	—	256	—	256
Loan Participations & Assignments
United States	—	30,398	448	30,846
Short-Term Investment
Investment Company	48,376	—	—	48,376

Total Investments in Securities	195,748	806,509	2,004	1,004,261

Depreciation in Other Financial Instruments
Futures Contracts	(390)	—	—	(390)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/11
Investments in Securities
Common Stocks - Luxembourg	$51	$—	$18	$—	$—	$—	$—	$—	$—	$—	$69
Common Stocks - United States	24	—	5	—	—	—	—	(21)	—	—	8
Corporate Bonds - Canada	5	—	—	—	—	—	—	—	—	—	5
Corporate Bonds - United States	410	—	192	5	977	—	—	(199)	—	—	1,385
Loan Participations & Assignments - United States	284	—	14	1	149	—	—	—	—	—	448
Preferred Stocks - United States	85	—	4	—	—	—	—	—	—	—	89

Total	$859	$—	$233	$6	$1,126	$—	$—	$(220)	$—	$—	$2,004

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $226,000.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 6.0%
	Auto Components — 0.6%
54	Exide Industries Ltd.	151

	Automobiles — 4.9%
14	Bajaj Auto Ltd.	381
6	Hero Honda Motors Ltd.	204
16	Mahindra & Mahindra Ltd.	252
13	Maruti Suzuki India Ltd.	371

		1,208

	Hotels, Restaurants & Leisure — 0.5%
50	EIH Ltd.	115

	Total Consumer Discretionary	1,474

Consumer Staples — 3.6%
	Tobacco — 3.6%
250	ITC Ltd.	888

Energy — 10.9%
	Oil, Gas & Consumable Fuels — 10.9%
15	Bharat Petroleum Corp., Ltd.	200
37	Cairn India Ltd. (a)	266
111	Reliance Industries Ltd.	2,228

	Total Energy	2,694

Financials — 24.8%
	Commercial Banks — 14.1%
14	Axis Bank Ltd.	388
30	HDFC Bank Ltd.	1,342
52	ICICI Bank Ltd.	1,166
80	IndusInd Bank Ltd.	394
32	Union Bank of India	235

		3,525

	Diversified Financial Services — 4.7%
148	Infrastructure Development Finance Co., Ltd.	478
48	Kotak Mahindra Bank Ltd.	405
18	Power Finance Corp., Ltd.	99
32	Rural Electrification Corp., Ltd.	170

		1,152

	Real Estate Management & Development — 0.5%
22	Oberoi Realty Ltd. (a)	119

	Thrifts & Mortgage Finance — 5.5%
100	Housing Development Finance Corp., Ltd.	1,373

	Total Financials	6,169

Health Care — 4.5%
	Health Care Equipment & Supplies — 0.5%
24	Opto Circuits India Ltd.	128

	Life Sciences Tools & Services — 0.6%
10	Divi’s Laboratories Ltd.	139

	Pharmaceuticals — 3.4%
8	Dr Reddy’s Laboratories Ltd.	283
2	GlaxoSmithKline Pharmaceuticals Ltd.	119
23	Glenmark Pharmaceuticals Ltd.	154
30	Sun Pharmaceutical Industries Ltd.	289

		845

	Total Health Care	1,112

Industrials — 14.0%
	Building Products — 0.6%
46	Sintex Industries Ltd.	143

	Construction & Engineering — 4.3%
31	IRB Infrastructure Developers Ltd.	136
23	Larsen & Toubro Ltd.	821
25	Voltas Ltd.	105

		1,062

	Electrical Equipment — 2.7%
14	Bharat Heavy Electricals Ltd.	678

	Machinery — 5.3%
130	Action Construction Equipment Ltd.	136
9	BEML Ltd.	170
14	Cummins India Ltd.	217
28	Tata Motors Ltd.	702
7	Tata Motors Ltd., Class A	99

		1,324

	Transportation Infrastructure — 1.1%
85	Mundra Port and Special Economic
	Zone Ltd.	261

	Total Industrials	3,468

Information Technology — 18.4%
	IT Services — 18.4%
41	Infosys Technologies Ltd.	2,755
6	Infosys Technologies Ltd., ADR	438
44	Tata Consultancy Services Ltd.	1,113
26	Wipro Ltd.	249

	Total Information Technology	4,555

Materials — 11.4%
	Chemicals — 2.2%
47	Godrej Industries Ltd.	178
5	Grasim Industries Ltd.	264
126	Himadri Chemicals & Industries Ltd.	105

		547

	Construction Materials — 2.8%
17	ACC Ltd.	362
122	Ambuja Cements Ltd.	337

		699

	Metals & Mining — 6.4%
121	Hindalco Industries Ltd.	609
34	Jindal Steel & Power Ltd.	493
11	JSW Steel Ltd.	218

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Metals & Mining — Continued
69	Sterlite Industries India Ltd.	248

		1,568

	Total Materials	2,814

Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
36	Bharti Airtel Ltd.	251

Utilities — 2.8%
	Electric Utilities — 1.4%
13	Tata Power Co., Ltd.	353

	Independent Power Producers & Energy Traders — 1.4%
83	NTPC Ltd.	342

	Total Utilities	695

	Total Investments — 97.4% (Cost $23,488)	24,120
	Other Assets in Excess of Liabilities — 2.6%	635

	NET ASSETS — 100.0%	$24,755

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $23,682,000 and 98.1%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,741
Aggregate gross unrealized depreciation	(2,109)

Net unrealized appreciation/depreciation	$632

Federal income tax cost of investments	$23,488

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$438	$23,682	$—	$24,120

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2011.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 8.8%
		Australia — 0.3%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	4,178

		Denmark — 0.9%
EUR	7,700	FIH Erhvervsbank A/S, 2.125%, 03/21/13 (m)	10,579
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	209

			10,788

		France — 0.0% (g)
EUR	50	Societe Generale, 5.250%, 03/28/13 (m)	72

		Germany — 1.3%
EUR	4,100	Commerzbank AG, 2.750%, 01/13/12 (m)	5,688
EUR	4,000	HSH Nordbank AG, 2.000%, 05/11/11 (m)	5,490
EUR	3,855	IKB Deutsche Industriebank AG, 2.625%, 03/13/12 (m)	5,356

			16,534

		Italy — 0.0% (g)
EUR	50	Intesa Sanpaolo S.p.A., 5.375%, 12/19/13 (m)	71

		Netherlands — 2.7%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	23
		Fortis Bank Nederland N.V.,
EUR	11,800	3.000%, 04/17/12 (m)	16,458
EUR	5,700	3.375%, 05/19/14 (m)	8,044
EUR	5,950	LeasePlan Corp. N.V., 3.250%, 05/22/14 (m)	8,351

			32,876

		Sweden — 1.8%
		Swedbank AB,
EUR	12,500	3.125%, 02/02/12 (m)	17,411
EUR	4,050	3.625%, 12/02/11 (m)	5,630

			23,041

		United Kingdom — 1.8%
EUR	2,300	Bank of Scotland plc, 3.500%, 11/21/11 (m)	3,203
EUR	50	BAT International Finance plc,
		5.375%, 06/29/17 (m)	74
		Lloyds TSB Bank plc,
EUR	60	3.750%, 11/17/11 (m)	84
EUR	50	6.250%, 04/15/14 (m)	72
GBP	3,500	Royal Bank of Scotland plc (The), 4.125%, 11/14/11 (m)	5,741
EUR	8,800	Yorkshire Building Society, 2.250%, 10/26/12 (m)	12,105

			21,279

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	76
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	42
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	84
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	14
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	34
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	70

			320

		Total Corporate Bonds (Cost $106,421)	109,159

	Foreign Government Securities — 69.5%
		Australia — 4.6%
		New South Wales Treasury Corp.,
AUD	258	5.500%, 03/01/17 (m)	255
AUD	51,000	6.000%, 05/01/12 (m)	51,409
AUD	6,100	Queensland Treasury Corp., 6.000%, 06/14/11 (m)	6,103

			57,767

		Austria — 0.8%
		Republic of Austria,
EUR	35	4.350%, 03/15/19 (e) (m)	51
EUR	7,080	5.000%, 07/15/12 (e) (m)	10,195

			10,246

		Brazil — 2.9%
BRL	63,900	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/13 (m)	36,867

		Canada — 14.5%
		Government of Canada,
CAD	39,500	1.000%, 09/01/11 (m)	39,418
CAD	141,700	1.250%, 06/01/11 (m)	141,623
CAD	15	3.750%, 06/01/19 (m)	16
CAD	70	4.000%, 06/01/16 (m)	75

			181,132

		Finland — 3.0%
		Kingdom of Finland,
EUR	15,300	4.250%, 09/15/12 (m)	21,911
EUR	11,000	5.750%, 02/23/11 (m)	15,107

			37,018

		France — 8.1%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	71
		French Treasury Note BTAN,
EUR	20	3.000%, 07/12/14 (m)	28
EUR	51,925	3.750%, 01/12/12 (m)	72,849
EUR	20,000	Government of France, 5.000%, 04/25/12 (m)	28,656

			101,604

		Germany — 5.3%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	85

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Germany — Continued
EUR	50	4.250%, 07/04/18 (m)	74
EUR	32,820	5.000%, 07/04/11 (m)	45,698
		Kreditanstalt fuer Wiederaufbau,
JPY	440,000	0.750%, 03/22/11 (m)	5,364
EUR	25	3.875%, 01/21/19 (m)	35
EUR	30	4.125%, 07/04/17 (m)	44
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	14,642

			65,942

		Indonesia — 1.1%
IDR	114,290,000	Republic of Indonesia, 12.500%, 03/15/13 (m)	13,902

		Israel — 1.0%
ILS	37,800	State of Israel - Shahar, 7.500%, 03/31/14 (m)	11,962

		Malaysia — 1.7%
MYR	6,400	Republic of Malaysia, 2.711%, 02/14/12 (m)	2,089
MYR	58,020	3.833%, 09/28/11 (m)	19,103

			21,192

		Mexico — 10.7%
		United Mexican States,
MXN	1,232,000	8.000%, 12/19/13 (m)	107,384
MXN	283,000	9.500%, 12/18/14 (m)	26,026

			133,410

		Netherlands — 2.5%
JPY	17,000	Bank Nederlandse Gemeenten,
		1.850%, 11/07/16 (m)	216
		Kingdom of Netherlands,
EUR	22,250	2.500%, 01/15/12 (m)	30,872
EUR	65	4.250%, 07/15/13 (m)	95

			31,183

		Norway — 0.6%
GBP	4,640	Kommunalbanken AS, 4.875%, 12/10/12 (m)	7,839

		Philippines — 1.3%
PHP	653,450	Philippine Government Bond, 8.750%, 03/03/13 (m)	16,104

		Singapore — 1.4%
SGD	21,245	Republic of Singapore, 3.625%, 07/01/11 (m)	16,916

		South Korea — 3.3%
KRW	46,605,000	Republic of Korea, 4.000%, 06/10/12 (m)	41,799

		Sweden — 0.8%
SEK	61,755	Kingdom of Sweden, 5.500%, 10/08/12 (m)	10,125

		Thailand — 1.2%
		Kingdom of Thailand,
THB	66,300	4.125%, 11/01/12 (m)	2,192
THB	200,000	4.250%, 03/13/13 (m)	6,637
THB	180,000	4.500%, 03/11/12 (m)	5,932
THB	4,400	5.375%, 11/30/11 (m)	146

			14,907

		United Kingdom — 4.7%
		United Kingdom Treasury Gilt,
GBP	24	2.250%, 03/07/14 (m)	39
GBP	32,905	3.250%, 12/07/11 (m)	53,837
GBP	2,900	4.750%, 03/07/20 (m)	5,035

			58,911

		Total Foreign Government Securities (Cost $845,061)	868,826

	Supranational — 2.4%
		European Investment Bank,
JPY	2,180,000	1.250%, 09/20/12 (m)	26,998
EUR	100	4.250%, 10/15/14 (m)	146
GBP	1,750	4.750%, 06/06/12 (m)	2,933

		Total Supranational (Cost $27,873)	30,077

SHARES
	Short-Term Investment — 18.2%
		Investment Company — 18.2%
	227,490	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $227,490)	227,490

		Total Investments — 98.9% (Cost $1,206,845)	1,235,552
		Other Assets in Excess of Liabilities — 1.1%	14,023

		NET ASSETS — 100.0%	$1,249,575

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
26,921,707	ARS	HSBC Bank, N.A.	02/28/11	6,697	6,682	(15)

9,423,595	BRL	Royal Bank of Scotland	02/28/11	5,436	5,620	184

7,301,015	CAD	Deutsche Bank AG	02/28/11	7,347	7,288	(59)

1,650,344	CHF	Morgan Stanley	02/28/11	1,746	1,749	3
16,127,377	CHF	Westpac Banking Corp.	02/28/11	16,813	17,087	274

10,136,166,160	CLP	Citibank, N.A.	02/28/11	21,044	20,928	(116)

68,880,524	CNY	Barclays Bank plc	02/28/11	10,372	10,425	53
80,455,459	CNY	Credit Suisse International	02/28/11	12,212	12,177	(35)
19,153,083	CNY	Deutsche Bank AG	02/28/11	2,902	2,899	(3)
1,373,678,101	CNY	HSBC Bank, N.A.	02/28/11	207,638	207,916	278
41,072,654	CNY	Morgan Stanley	02/28/11	6,230	6,217	(13)

4,084,361,376	COP	Barclays Bank plc	02/28/11	2,163	2,190	27
8,797,284,162	COP	HSBC Bank, N.A.	02/28/11	4,687	4,718	31

3,904,650	EUR	Morgan Stanley	02/28/11	5,350	5,344	(6)
4,894,176	EUR	Royal Bank of Canada	02/28/11	6,673	6,699	26

2,190,350	GBP	Credit Suisse International	02/28/11	3,476	3,508	32
1,316,621	GBP	Westpac Banking Corp.	02/28/11	2,083	2,109	26

118,501,167	HKD	Citibank, N.A.	02/28/11	15,204	15,203	(1)

12,431,692,000	IDR	Credit Suisse International	02/28/11	1,372	1,369	(3)
24,153,983,977	IDR	HSBC Bank, N.A.	02/28/11	2,661	2,659	(2)

46,335,195	ILS	Royal Bank of Canada	02/28/11	12,821	12,489	(332)

1,315,564,826	INR	Barclays Bank plc	02/28/11	28,646	28,522	(124)
112,465,328	INR	HSBC Bank, N.A.	02/28/11	2,443	2,439	(4)

285,718,845	JPY	Citibank, N.A.	02/28/11	3,471	3,482	11
391,572,010	JPY	Credit Suisse International	02/28/11	4,738	4,771	33
2,248,155,053	JPY	Royal Bank of Canada	02/28/11	27,149	27,394	245

4,273,809,642	KRW	Barclays Bank plc	02/28/11	3,641	3,806	165
8,544,998,415	KRW	Credit Suisse International	02/28/11	7,615	7,608	(7)
11,473,979,544	KRW	HSBC Bank, N.A.	02/28/11	10,202	10,216	14

40,170,659	MXN	Morgan Stanley	02/28/11	3,321	3,305	(16)
162,832,284	MXN	Royal Bank of Canada	02/28/11	13,452	13,395	(57)

45,419,475	MYR	HSBC Bank, N.A.	02/28/11	14,536	14,811	275

515,181,350	RUB	HSBC Bank, N.A.	02/28/11	16,457	17,257	800

39,898,368	SAR	Deutsche Bank AG	02/28/11	10,642	10,638	(4)
5,994,882	SAR	HSBC Bank, N.A.	02/28/11	1,598	1,598	– (h)

11,473,044	SEK	Royal Bank of Canada	02/28/11	1,735	1,777	42

2,070,222	SGD	Deutsche Bank AG	02/28/11	1,619	1,618	(1)
6,573,978	SGD	Royal Bank of Canada	02/28/11	5,121	5,139	18

395,036,946	THB	HSBC Bank, N.A.	02/28/11	12,730	12,786	56
42,690,313	THB	Morgan Stanley	02/28/11	1,375	1,382	7

1,079,406,582	TWD	Barclays Bank plc	03/01/11	35,971	37,194	1,223
65,928,296	TWD	Citibank, N.A.	03/01/11	2,190	2,272	82
93,882,108	TWD	HSBC Bank, N.A.	03/01/11	3,240	3,235	(5)

				566,819	569,921	3,102

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
30,998,167	AUD	Barclays Bank plc	02/28/11	30,451	30,799	(348)
12,292,200	AUD	Westpac Banking Corp.	02/28/11	12,198	12,214	(16)

19,870,380	BRL	Credit Suisse International	02/28/11	11,360	11,851	(491)
8,409,616	BRL	Deutsche Bank AG	02/28/11	4,982	5,015	(33)

8,198,467	CAD	Westpac Banking Corp.	02/28/11	8,266	8,184	82

5,419,588,640	CLP	Morgan Stanley	02/28/11	10,926	11,189	(263)

10,545,812	CNY	Credit Suisse International	02/28/11	1,594	1,596	(2)
24,882,108	CNY	HSBC Bank, N.A.	02/28/11	3,755	3,766	(11)

100,049,723	EUR	Deutsche Bank AG	02/28/11	135,594	136,940	(1,346)

32,642,583	GBP	Westpac Banking Corp.	02/28/11	51,986	52,280	(294)

56,998,794,550	IDR	BNP Paribas	02/28/11	6,337	6,275	62

39,455,729	ILS	Royal Bank of Scotland	02/28/11	10,723	10,635	88

552,600,000	INR	Morgan Stanley	02/28/11	12,000	11,981	19

7,877,401,591	KRW	Barclays Bank plc	02/28/11	6,989	7,014	(25)

58,609,449	MXN	Deutsche Bank AG	02/28/11	4,857	4,822	35
145,614,246	MXN	Morgan Stanley	02/28/11	12,116	11,978	138

5,404,605	MYR	HSBC Bank, N.A.	02/28/11	1,715	1,763	(48)

184,496,418	PHP	Barclays Bank plc	02/28/11	4,213	4,159	54
214,741,100	PHP	HSBC Bank, N.A.	02/28/11	4,865	4,840	25

349,605,975	TWD	Credit Suisse International	03/01/11	12,095	12,047	48

				347,022	349,348	(2,326)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan Renminbi
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	35,396
Aggregate gross unrealized depreciation	(6,689)

Net unrealized appreciation/depreciation	28,707

Federal income tax cost of investments	1,206,845

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Australia	—	4,178	—	4,178
Denmark	—	10,788	—	10,788
France	—	72	—	72
Germany	—	16,534	—	16,534
Italy	—	71	—	71
Netherlands	—	32,876	—	32,876
Sweden	—	23,041	—	23,041
United Kingdom	—	21,279	—	21,279
United States	—	320	—	320

Total	—	109,159	—	109,159

Short-Term Investments
Investment Companies	227,490	—	—	227,490

Total Investments in Securities	227,490	1,008,062	—	1,235,552

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,456	—	4,456
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,680)	—	(3,680)

There were no significant transfers between Levels 1 and 2 during the year ended January 31, 2011.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
	Australia — 3.2%
353	BHP Billiton Ltd. (m)	15,720
70	Rio Tinto Ltd. (m)	5,887

		21,607

	Belgium — 0.9%
117	Anheuser-Busch InBev N.V. (m)	6,465

	Brazil — 1.7%
96	Petroleo Brasileiro S.A., ADR (m)	3,527
226	Vale S.A., ADR (m)	7,855

		11,382

	China — 1.3%
826	China Life Insurance Co., Ltd., Class H (m)	3,221
6,291	Industrial & Commercial Bank of China, Class H (m)	4,708
498	Li Ning Co., Ltd. (m)	954

		8,883

	France — 12.4%
125	Accor S.A. (m)	5,694
302	AXA S.A. (m)	6,396
133	BNP Paribas (m)	9,953
51	GDF Suez (m)	2,017
84	Imerys S.A. (m)	5,531
104	Lafarge S.A. (m)	6,198
33	LVMH Moet Hennessy Louis Vuitton S.A. (m)	5,176
64	Pernod-Ricard S.A. (m)	6,110
38	PPR (m)	6,075
126	Sanofi-Aventis S.A. (m)	8,586
113	Societe Generale (m)	7,278
263	Total S.A. (m)	15,362

		84,376

	Germany — 6.4%
106	Bayer AG (m)	7,859
141	E.ON AG (m)	4,705
44	Linde AG (m)	6,441
156	SAP AG (m)	9,052
80	Siemens AG (m)	10,306
186	Symrise AG (m)	5,279

		43,642

	Hong Kong — 2.7%
1,165	Belle International Holdings Ltd. (m)	2,003
2,559	CNOOC Ltd. (m)	5,696
273	Esprit Holdings Ltd. (m)	1,301
1,104	Hang Lung Properties Ltd. (m)	4,863
975	Sands China Ltd. (a) (m)	2,420
780	Wynn Macau Ltd. (m)	2,173

		18,456

	Ireland — 1.2%
674	WPP plc (m)	8,332

	Israel — 0.9%
112	Teva Pharmaceutical Industries Ltd., ADR (m)	6,128

	Italy — 1.3%
1,242	Intesa Sanpaolo S.p.A. (m)	4,136
1,777	UniCredit S.p.A. (m)	4,406

		8,542

	Japan — 19.0%
209	Canon, Inc. (m)	10,301
132	Daikin Industries Ltd. (m)	4,577
73	East Japan Railway Co. (m)	4,796
343	Honda Motor Co., Ltd. (m)	14,775
2	Japan Tobacco, Inc. (m)	6,354
321	Komatsu Ltd. (m)	9,575
663	Kubota Corp. (m)	6,752
367	Mitsubishi Corp. (m)	10,237
840	Mitsubishi UFJ Financial Group, Inc. (m)	4,363
228	Mitsui Fudosan Co., Ltd. (m)	4,652
74	Murata Manufacturing Co., Ltd. (m)	5,634
73	Nidec Corp. (m)	6,902
22	Nintendo Co., Ltd. (m)	6,003
432	Nomura Holdings, Inc. (m)	2,636
51	Omron Corp. (m)	1,324
127	Shin-Etsu Chemical Co., Ltd. (m)	7,128
29	SMC Corp. (m)	4,971
439	Sumitomo Corp. (m)	6,324
161	Toyota Motor Corp. (m)	6,612
12	Yahoo! Japan Corp. (m)	4,557

		128,473

	Mexico — 0.8%
65	America Movil S.A.B. de C.V., Series L, ADR (m)	3,692
34	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	1,792

		5,484

	Netherlands — 5.4%
813	ING Groep N.V. CVA (a) (m)	9,262
443	Reed Elsevier N.V. (m)	5,760
499	Royal Dutch Shell plc, Class A (m)	17,596
167	Wolters Kluwer N.V. (m)	3,825

		36,443

	South Korea — 1.0%
15	Samsung Electronics Co., Ltd., GDR (e) (m)	6,562

	Spain — 2.2%
532	Banco Bilbao Vizcaya Argentaria S.A. (m)	6,521
62	Inditex S.A. (m)	4,689
139	Telefonica S.A. (m)	3,486

		14,696

	Sweden — 0.8%
227	Atlas Copco AB, Class A (m)	5,458

	Switzerland — 11.8%
357	ABB Ltd. (a) (m)	8,425
174	Credit Suisse Group AG (m)	7,762
85	Holcim Ltd. (m)	5,927
233	Nestle S.A. (m)	12,597

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Switzerland — Continued
202	Novartis AG (m)	11,267
62	Roche Holding AG (m)	9,396
2	SGS S.A. (m)	3,441
102	Wolseley plc (a) (m)	3,537
312	Xstrata plc (m)	6,906
40	Zurich Financial Services AG (m)	10,913

		80,171

	Taiwan — 0.9%
453	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	5,918

	United Kingdom — 23.5%
164	Autonomy Corp. plc (a) (m)	3,932
1,177	Barclays plc (m)	5,511
617	BG Group plc (m)	13,852
1,374	BP plc (m)	10,799
348	Burberry Group plc (m)	5,987
1,113	Centrica plc (m)	5,698
400	GlaxoSmithKline plc (m)	7,216
1,346	HSBC Holdings plc (m)	14,717
707	ICAP plc (m)	6,090
240	Imperial Tobacco Group plc (m)	6,860
1,106	Man Group plc (m)	5,210
973	Marks & Spencer Group plc (m)	5,545
779	Prudential plc (m)	8,441
124	Rio Tinto plc (m)	8,488
402	Standard Chartered plc (m)	10,472
1,387	Tesco plc (m)	8,940
135	Tullow Oil plc (m)	2,876
337	Unilever plc (m)	9,789
5,646	Vodafone Group plc (m)	15,847
632	Wm Morrison Supermarkets plc (m)	2,696

		158,966

	Total Common Stocks (Cost $489,938)	659,984

Preferred Stock — 0.9%
	Germany — 0.9%
37	Volkswagen AG (m) (Cost $3,553)	5,958

Short-Term Investment — 1.6%
	Investment Company — 1.6%
10,637	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $10,637)	10,637
	Total Investments — 99.9% (Cost $504,128)	676,579
	Other Assets in Excess of Liabilities — 0.1%	825

	NET ASSETS — 100.0%	$677,404

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	10.7%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	7.5
Metals & Mining	6.6
Insurance	4.3
Automobiles	4.0
Machinery	4.0
Food Products	3.3
Capital Markets	3.2
Trading Companies & Distributors	3.0
Wireless Telecommunication Services	2.9
Software	2.8
Chemicals	2.8
Media	2.6
Construction Materials	2.6
Electrical Equipment	2.3
Beverages	2.1
Tobacco	2.0
Semiconductors & Semiconductor Equipment	1.8
Textiles, Apparel & Luxury Goods	1.8
Food & Staples Retailing	1.7
Multiline Retail	1.7
Industrial Conglomerates	1.5
Office Electronics	1.5
Hotels, Restaurants & Leisure	1.5
Real Estate Management & Development	1.4
Diversified Financial Services	1.4
Specialty Retail	1.2
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	1.0
Short-Term Investment	1.6
Others (each less than 1.0%)	3.8

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $630,468,000 and 93.2%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,368
Aggregate gross unrealized depreciation	(29,917)

Net unrealized appreciation/depreciation	$172,451

Federal income tax cost of investments	$504,128

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$21,607	$—	$21,607
Belgium	—	6,465	—	6,465
Brazil	7,855	3,527	—	11,382
China	—	8,883	—	8,883
France	—	84,376	—	84,376
Germany	—	43,642	—	43,642
Hong Kong	—	18,456	—	18,456
Ireland	—	8,332	—	8,332
Israel	—	6,128	—	6,128
Italy	—	8,542	—	8,542
Japan	—	128,473	—	128,473
Mexico	—	5,484	—	5,484
Netherlands	—	36,443	—	36,443
South Korea	—	6,562	—	6,562
Spain	—	14,696	—	14,696
Sweden	—	5,458	—	5,458
Switzerland	—	80,171	—	80,171
Taiwan	—	5,918	—	5,918
United Kingdom	—	158,966	—	158,966

Total Common Stocks	7,855	652,129	—	659,984

Preferred Stocks
Germany	—	5,958	—	5,958

Total Preferred Stocks	—	5,958	—	5,958

Short-Term Investment
Investment Company	10,637	—	—	10,637

Total Investments in Securities	$18,492	$658,087	$—	$676,579

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.6%
		Australia — 1.3%
124		Macquarie Group Ltd. (m)	5,029

		Austria — 1.0%
60		Erste Group Bank AG (m)	3,020
56		Intercell AG (a) (m)	770

			3,790

		Belgium — 0.8%
77		KBC Groep N.V. (a) (m)	3,087

		Canada — 2.0%
42		First Quantum Minerals Ltd. (m)	4,836
183		Kinross Gold Corp. (m)	3,041

			7,877

		China — 1.0%
905		China Merchants Bank Co., Ltd., Class H (m)	2,148
435		ZTE Corp., Class H (m)	1,730

			3,878

		Finland — 1.2%
132		Ruukki Group OYJ (a) (m)	353
179		Stora Enso OYJ, Class R (m)	2,124
107		UPM-Kymmene OYJ (m)	2,199

			4,676

		France — 9.4%
79		BNP Paribas (m)	5,893
141		GDF Suez (m)	5,587
48		Pernod-Ricard S.A. (m)	4,561
25		PPR (m)	4,051
91		Sanofi-Aventis S.A. (m)	6,223
40		Schneider Electric S.A. (m)	6,222
65		Sodexo (m)	4,449

			36,986

		Germany — 8.2%
29		Allianz SE (m)	4,050
89		Bayer AG (m)	6,589
75		Daimler AG (a) (m)	5,518
379		Infineon Technologies AG (a) (m)	4,012
60		Lanxess AG (m)	4,348
62		Siemens AG (m)	8,010

			32,527

		Hong Kong — 4.7%
1,430		China Overseas Land & Investment Ltd. (m)	2,716
1,168		China Resources Land Ltd. (m)	2,117
460		Hang Lung Properties Ltd. (m)	2,026
1,671		Huabao International Holdings Ltd. (m)	2,485
412		Hutchison Whampoa Ltd. (m)	4,824
249		Sun Hung Kai Properties Ltd. (m)	4,184

			18,352

		India — 0.9%
50		Infosys Technologies Ltd., ADR (m)	3,387

		Indonesia — 0.5%
4,051		Perusahaan Gas Negara PT (m)	1,905

		Ireland — 1.8%
297		Experian plc (m)	3,681
128		Shire plc (m)	3,371

			7,052

		Israel — 0.4%
31		Teva Pharmaceutical Industries Ltd., ADR (m)	1,690

		Italy — 2.9%
661		Enel S.p.A. (m)	3,730
822		Snam Rete Gas S.p.A. (m)	4,309
1,348		UniCredit S.p.A. (m)	3,344

			11,383

		Japan — 16.5%
80		Daikin Industries Ltd. (m)	2,775
49		East Japan Railway Co. (m)	3,230
132		FUJIFILM Holdings Corp. (m)	4,778
425		Fujitsu Ltd. (m)	2,648
1		Japan Tobacco, Inc. (m)	4,360
642		JX Holdings, Inc. (m)	4,350
–	(h)	KDDI Corp. (m)	2,781
282		Kubota Corp. (m)	2,872
390		Marubeni Corp. (m)	2,936
671		Mitsubishi Electric Corp. (m)	7,416
311		Mitsui & Co., Ltd. (m)	5,251
403		Nippon Express Co., Ltd. (m)	1,701
1,125		Nippon Sheet Glass Co., Ltd. (m)	2,924
731		Nissan Motor Co., Ltd. (m)	7,395
156		Shiseido Co., Ltd. (m)	3,139
111		Sumitomo Mitsui Financial Group, Inc. (m)	3,774
324		Takashimaya Co., Ltd. (m)	2,672

			65,002

		Luxembourg — 1.5%
8		APERAM (a) (m)	314
153		ArcelorMittal (m)	5,579

			5,893

		Netherlands — 9.2%
83		ASML Holding N.V. (m)	3,485
461		ING Groep N.V. CVA (a) (m)	5,252
195		Koninklijke KPN N.V. (m)	3,065
184		Koninklijke Philips Electronics N.V. (m)	5,741
370		Royal Dutch Shell plc, Class A (m)	13,044
199		Unilever N.V. CVA (m)	5,866

			36,453

		Norway — 1.0%
276		DnB NOR ASA (m)	3,811

		Singapore — 1.0%
933		Genting Singapore plc (a) (m)	1,482
1,053		Singapore Telecommunications Ltd. (m)	2,564

			4,046

		South Korea — 0.8%
4		Samsung Electronics Co., Ltd. (m)	3,371

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Spain — 2.4%
301	Banco Bilbao Vizcaya Argentaria S.A. (m)	3,692
238	Telefonica S.A. (m)	5,969

		9,661

	Switzerland — 2.6%
115	Credit Suisse Group AG (m)	5,118
18	Zurich Financial Services AG (m)	5,009

		10,127

	Taiwan — 1.7%
448	Hon Hai Precision Industry Co., Ltd., GDR (m)	3,968
224	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,926

		6,894

	United Kingdom — 22.8%
1,132	Barclays plc (m)	5,301
252	BG Group plc (m)	5,663
131	BHP Billiton plc (m)	5,014
634	BP plc (m)	4,982
149	British American Tobacco plc (m)	5,514
331	BT Group plc (m)	932
1,016	Cable & Wireless Worldwide plc (m)	1,152
271	Cairn Energy plc (a) (m)	1,796
1,053	Centrica plc (m)	5,395
219	Cookson Group plc (a) (m)	2,334
252	GlaxoSmithKline plc (m)	4,547
703	HSBC Holdings plc (m)	7,668
250	Intercontinental Hotels Group plc (m)	5,272
473	International Power plc (m)	3,196
3,049	Lloyds Banking Group plc (a) (m)	3,084
822	Man Group plc (m)	3,872
533	Premier Farnell plc (m)	2,474
86	Reckitt Benckiser Group plc (m)	4,683
85	Rio Tinto plc (m)	5,867
119	Tullow Oil plc (m)	2,530
3,032	Vodafone Group plc (m)	8,510

		89,786

	Total Common Stocks (Cost $324,298)	376,663

Preferred Stock — 1.4%
	Germany — 1.4%
34	Volkswagen AG (m) (Cost $3,654)	5,559

Short-Term Investment — 3.6%
	Investment Company — 3.6%
14,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $14,000)	14,000

	Total Investments — 100.6% (Cost $341,952)	396,222
	Liabilities in Excess of Other Assets — (0.6)%	(2,434)

	NET ASSETS — 100.0%	$393,788

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.3%
Oil, Gas & Consumable Fuels	8.2
Metals & Mining	6.2
Pharmaceuticals	5.7
Industrial Conglomerates	5.4
Automobiles	4.7
Capital Markets	3.5
Semiconductors & Semiconductor Equipment	3.5
Diversified Telecommunication Services	3.5
Electrical Equipment	3.4
Wireless Telecommunication Services	2.8
Electronic Equipment, Instruments & Components	2.8
Hotels, Restaurants & Leisure	2.8
Real Estate Management & Development	2.8
Multi-Utilities	2.8
Tobacco	2.5
Insurance	2.3
Trading Companies & Distributors	2.1
Chemicals	1.7
Multiline Retail	1.7
Gas Utilities	1.6
Food Products	1.5
Building Products	1.4
Diversified Financial Services	1.3
Road & Rail	1.2
Household Products	1.2
Beverages	1.2
Paper & Forest Products	1.1
Short-Term Investment	3.5
Others (each less than 1.0%)	6.3

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	TOPIX Index	03/10/11	$1,994	$(39)
78	Dow Jones Euro STOXX 50 Index	03/18/11	3,161	(26)
28	FTSE 100 Index	03/18/11	2,616	(50)

				$(115)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,043,515	AUD
773,630	for EUR	Royal Bank of Scotland	02/10/11	$1,059	#	$1,039	#	$(20)

855,872	EUR
1,145,832	for CAD	Royal Bank of Canada	02/10/11	1,144	#	1,172	#	28

777,746	GBP
1,240,209	for CAD	Westpac Banking Corp.	02/10/11	1,239	#	1,246	#	7

17,688,615	HKD
1,447,470	for GBP	Royal Bank of Scotland	02/10/11	2,318	#	2,269	#	(49)

132,310,870	JPY
1,176,527	for EUR	Credit Suisse International	02/10/11	1,611	#	1,612	#	1

2,774,348	AUD	Barclays Bank plc	02/10/11	2,760		2,762		2
2,066,836	AUD	Royal Bank of Canada	02/10/11	2,050		2,058		8
1,420,186	AUD	State Street Bank & Trust	02/10/11	1,392		1,414		22
19,537,186	AUD	TD Bank Financial Group	02/10/11	19,635		19,452		(183)
3,936,173	AUD	Union Bank of Switzerland AG	02/10/11	3,875		3,919		44

1,297,644	CAD	Barclays Bank plc	02/10/11	1,289		1,296		7

1,489,779	CHF	Royal Bank of Canada	02/10/11	1,545		1,578		33
1,885,497	CHF	State Street Bank & Trust	02/10/11	1,917		1,998		81
19,149,894	CHF	Union Bank of Switzerland AG	02/10/11	19,944		20,287		343
1,130,321	CHF	Westpac Banking Corp.	02/10/11	1,144		1,197		53

3,669,118	EUR	Citibank, N.A.	02/10/11	4,821		5,023		202
994,760	EUR	Credit Suisse International	02/10/11	1,309		1,362		53
871,733	EUR	Morgan Stanley	02/10/11	1,139		1,193		54
3,030,126	EUR	Royal Bank of Canada	02/10/11	3,958		4,148		190
2,496,898	EUR	Royal Bank of Scotland	02/10/11	3,411		3,418		7
12,166,596	EUR	State Street Bank & Trust	02/10/11	16,263		16,656		393
700,058	EUR	TD Bank Financial Group	02/10/11	940		958		18
7,788,662	EUR	Union Bank of Switzerland AG	02/10/11	10,082		10,663		581
2,090,123	EUR	Westpac Banking Corp.	02/10/11	2,822		2,862		40

2,067,616	GBP	Citibank, N.A.	02/10/11	3,216		3,312		96
1,489,086	GBP	Credit Suisse International	02/10/11	2,313		2,385		72
1,432,071	GBP	HSBC Bank, N.A.	02/10/11	2,282		2,294		12
2,225,815	GBP	Morgan Stanley	02/10/11	3,453		3,565		112
643,927	GBP	Royal Bank of Canada	02/10/11	998		1,031		33
7,258,034	GBP	Royal Bank of Scotland	02/10/11	11,337		11,626		289
6,574,734	GBP	State Street Bank & Trust	02/10/11	10,297		10,531		234
1,278,563	GBP	Westpac Banking Corp.	02/10/11	2,032		2,048		16

14,436,010	HKD	HSBC Bank, N.A.	02/10/11	1,854		1,851		(3)
18,471,707	HKD	State Street Bank & Trust	02/10/11	2,376		2,369		(7)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,182,447	HKD	Union Bank of Switzerland AG	02/10/11	$795	$793	$(2)

346,461,885	JPY	Barclays Bank plc	02/10/11	4,180	4,221	41
653,614,406	JPY	HSBC Bank, N.A.	02/10/11	8,000	7,964	(36)
160,535,353	JPY	Merrill Lynch International	02/10/11	1,911	1,956	45
253,573,105	JPY	Morgan Stanley	02/10/11	3,076	3,089	13
188,334,246	JPY	Royal Bank of Canada	02/10/11	2,266	2,294	28
1,223,066,996	JPY	Royal Bank of Scotland	02/10/11	14,648	14,901	253
98,284,499	JPY	State Street Bank & Trust	02/10/11	1,184	1,197	13
106,377,900	JPY	Westpac Banking Corp.	02/10/11	1,272	1,296	24

63,518,991	SEK	Morgan Stanley	02/10/11	9,616	9,845	229
12,238,040	SEK	State Street Bank & Trust	02/10/11	1,780	1,897	117
15,688,846	SEK	Union Bank of Switzerland AG	02/10/11	2,272	2,432	160

3,291,941	SGD	Goldman Sachs International	02/10/11	2,566	2,573	7
1,329,260	SGD	Union Bank of Switzerland AG	02/10/11	1,022	1,039	17

				$202,413	$206,091	$3,678

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,655,525	AUD	Citibank, N.A.	02/10/11	$3,610	$3,639	$(29)

2,256,858	CAD	Barclays Bank plc	02/10/11	2,272	2,254	18
4,223,269	CAD	Westpac Banking Corp.	02/10/11	4,208	4,217	(9)

3,177,857	CHF	Barclays Bank plc	02/10/11	3,299	3,367	(68)

18,681,501	EUR	Barclays Bank plc	02/10/11	24,569	25,575	(1,006)
15,456,981	EUR	HSBC Bank, N.A.	02/10/11	20,493	21,161	(668)
1,295,414	EUR	Morgan Stanley	02/10/11	1,770	1,773	(3)
10,515,817	EUR	Royal Bank of Scotland	02/10/11	14,808	14,396	412
2,760,316	EUR	State Street Bank & Trust	02/10/11	3,764	3,779	(15)
1,638,567	EUR	Union Bank of Switzerland AG	02/10/11	2,147	2,243	(96)
4,917,088	EUR	Westpac Banking Corp.	02/10/11	6,567	6,731	(164)

26,017,576	GBP	Barclays Bank plc	02/10/11	41,113	41,674	(561)
1,543,157	GBP	HSBC Bank, N.A.	02/10/11	2,401	2,472	(71)
1,522,892	GBP	Royal Bank of Canada	02/10/11	2,371	2,439	(68)
3,663,795	GBP	State Street Bank & Trust	02/10/11	5,787	5,869	(82)
1,586,558	GBP	Union Bank of Switzerland AG	02/10/11	2,444	2,541	(97)

14,240,112	HKD	Barclays Bank plc	02/10/11	1,832	1,827	5
4,469,241	HKD	Citibank, N.A.	02/10/11	575	573	2
18,795,224	HKD	Goldman Sachs International	02/10/11	2,419	2,411	8
82,581,223	HKD	HSBC Bank, N.A.	02/10/11	10,661	10,593	68
13,803,814	HKD	Royal Bank of Scotland	02/10/11	1,782	1,770	12

1,086,562,423	JPY	Barclays Bank plc	02/10/11	12,999	13,239	(240)
143,542,087	JPY	Goldman Sachs International	02/10/11	1,726	1,749	(23)
573,445,036	JPY	Merrill Lynch International	02/10/11	6,915	6,986	(71)
186,665,121	JPY	State Street Bank & Trust	02/10/11	2,252	2,274	(22)
98,530,258	JPY	Westpac Banking Corp.	02/10/11	1,191	1,201	(10)

2,402,852	NOK	Morgan Stanley	02/10/11	416	416	– (h)

8,157,204	SEK	Barclays Bank plc	02/10/11	1,192	1,264	(72)

885,836	SGD	Barclays Bank plc	02/10/11	673	693	(20)

				$186,256	$189,126	$(2,870)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $366,341,000 and 92.5%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,085
Aggregate gross unrealized depreciation	(3,815)

Net unrealized appreciation/depreciation	$54,270

Federal income tax cost of investments	$341,952

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,029	$—	$5,029
Austria	—	3,790	—	3,790
Belgium	—	3,087	—	3,087
Canada	7,877	—	—	7,877
China	—	3,878	—	3,878
Finland	—	4,676	—	4,676
France	—	36,986	—	36,986
Germany	—	32,527	—	32,527
Hong Kong	—	18,352	—	18,352
India	3,387	—	—	3,387
Indonesia	—	1,905	—	1,905
Ireland	—	7,052	—	7,052
Israel	—	1,690	—	1,690
Italy	—	11,383	—	11,383
Japan	—	65,002	—	65,002
Luxembourg	—	5,893	—	5,893
Netherlands	—	36,453	—	36,453
Norway	—	3,811	—	3,811
Singapore	—	4,046	—	4,046
South Korea	—	3,371	—	3,371
Spain	—	9,661	—	9,661
Switzerland	—	10,127	—	10,127
Taiwan	—	6,894	—	6,894
United Kingdom	—	89,786	—	89,786

Total Common Stocks	11,264	365,399	—	376,663

Preferred Stocks
Germany	—	5,559	—	5,559

Total Preferred Stocks	—	5,559	—	5,559

Short-Term Investment
Investment Company	14,000	—	—	14,000

Total Investments in Securities	$25,264	$370,958	$—	$396,222

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,503	$—	$4,503

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,695)	$—	$(3,695)
Futures Contracts	(115)	—	—	(115)

Total Depreciation in Other Financial Instruments	$(115)	$(3,695)	$—	$(3,810)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Australia — 1.3%
1,843	Macquarie Group Ltd. (m)	74,976

	Austria — 1.0%
890	Erste Group Bank AG (m)	44,467
949	Intercell AG (a) (m)	13,116

		57,583

	Belgium — 0.6%
826	KBC Groep N.V. (a) (m)	33,067

	Canada — 1.9%
572	First Quantum Minerals Ltd. (m)	66,177
2,300	Kinross Gold Corp. (m)	38,220

		104,397

	China — 1.5%
17,120	China Construction Bank Corp., Class H (m)	15,130
14,000	China Merchants Bank Co., Ltd., Class H (m)	33,215
9,000	ZTE Corp., Class H (m)	35,821

		84,166

	Denmark — 0.4%
202	Carlsberg A/S, Class B (m)	20,083

	Finland — 1.6%
443	Nokian Renkaat OYJ (m)	15,967
3,638	Stora Enso OYJ, Class R (m)	43,276
1,616	UPM-Kymmene OYJ (m)	33,271

		92,514

	France — 9.5%
641	BNP Paribas (m)	47,843
509	Bouygues S.A. (m)	23,632
2,086	GDF Suez (m)	82,626
722	Pernod-Ricard S.A. (m)	68,669
441	PPR (m)	70,352
1,160	Sanofi-Aventis S.A. (m)	79,278
594	Schneider Electric S.A. (m)	92,482
796	Sodexo (m)	54,732
102	Unibail-Rodamco SE (m)	19,474

		539,088

	Germany — 8.8%
249	Adidas AG (m)	15,496
438	Allianz SE (m)	60,885
1,126	Bayer AG (m)	83,143
889	Daimler AG (a) (m)	65,031
620	Hamburger Hafen und Logistik AG (m)	27,444
5,688	Infineon Technologies AG (a) (m)	60,254
942	Lanxess AG (m)	68,496
913	Siemens AG (m)	117,041

		497,790

	Hong Kong — 5.5%
10,200	AIA Group Ltd. (a) (m)	28,062
6,000	Cathay Pacific Airways Ltd. (m)	15,176
20,000	China Overseas Land & Investment Ltd. (m)	37,982
16,000	China Resources Land Ltd. (m)	28,998
7,000	Hang Lung Properties Ltd. (m)	30,830
23,000	Huabao International Holdings Ltd. (m)	34,204
6,000	Hutchison Whampoa Ltd. (m)	70,257
4,000	Sun Hung Kai Properties Ltd. (m)	67,222

		312,731

	India — 0.9%
751	Infosys Technologies Ltd., ADR (m)	50,850

	Indonesia — 0.6%
66,000	Perusahaan Gas Negara PT (m)	31,035

	Ireland — 2.3%
5,119	Experian plc (m)	63,536
758	Paddy Power plc (m)	29,889
1,338	Shire plc (m)	35,303

		128,728

	Israel — 0.5%
504	Teva Pharmaceutical Industries Ltd., ADR (m)	27,544

	Italy — 1.8%
9,809	Snam Rete Gas S.p.A. (m)	51,452
20,011	UniCredit S.p.A. (m)	49,619

		101,071

	Japan — 20.5%
3,000	Amada Co., Ltd. (m)	26,190
4,600	Citizen Holdings Co., Ltd. (m)	29,810
900	Coca-Cola West Co., Ltd. (m)	16,421
1,200	Daikin Industries Ltd. (m)	41,581
3,000	Daiwa House Industry Co., Ltd. (m)	36,653
700	East Japan Railway Co. (m)	46,238
1,900	FUJIFILM Holdings Corp. (m)	68,769
7,000	Fujitsu Ltd. (m)	43,612
13	Japan Tobacco, Inc. (m)	48,904
1,000	JGC Corp. (m)	24,458
9,600	JX Holdings, Inc. (m)	65,065
7	KDDI Corp. (m)	39,405
3,000	Kubota Corp. (m)	30,553
6,000	Marubeni Corp. (m)	45,174
8,000	Mitsubishi Electric Corp. (m)	88,422
3,800	Mitsui & Co., Ltd. (m)	64,142
7,000	Nippon Express Co., Ltd. (m)	29,540
11,000	Nippon Sheet Glass Co., Ltd. (m)	28,587
10,900	Nissan Motor Co., Ltd. (m)	110,281
2,000	Onward Holdings Co., Ltd. (m)	17,414
2,300	Shiseido Co., Ltd. (m)	46,344
1,600	Sumitomo Mitsui Financial Group, Inc. (m)	54,400
1,100	Sundrug Co., Ltd. (m)	31,949
500	Suzuken Co., Ltd. (m)	14,273
5,000	Takashimaya Co., Ltd. (m)	41,234
4,000	Tokyo Gas Co., Ltd. (m)	17,393
5,000	Toshiba Corp. (m)	29,643
3,000	TOTO Ltd. (m)	21,480

		1,157,935

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Luxembourg — 1.3%
96	APERAM (a) (m)	3,922
1,913	ArcelorMittal (m)	69,783

		73,705

	Mexico — 0.4%
4,801	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	21,371

	Netherlands — 7.8%
1,298	ASML Holding N.V. (m)	54,422
1,894	ING Groep N.V. CVA (a) (m)	21,567
2,032	Koninklijke KPN N.V. (m)	31,980
2,489	Koninklijke Philips Electronics N.V. (m)	77,553
4,980	Royal Dutch Shell plc, Class A (m)	175,720
2,676	Unilever N.V. CVA (m)	79,068

		440,310

	Norway — 1.5%
1,250	Algeta ASA (a) (m)	26,111
4,147	DnB NOR ASA (m)	57,171

		83,282

	Singapore — 0.4%
15,000	Genting Singapore plc (a) (m)	23,824

	South Korea — 1.0%
66	Samsung Electronics Co., Ltd. (m)	57,947

	Spain — 2.6%
4,468	Banco Bilbao Vizcaya Argentaria S.A. (m)	54,783
3,569	Telefonica S.A. (m)	89,352

		144,135

	Switzerland — 1.5%
621	Credit Suisse Group AG (m)	27,724
213	Zurich Financial Services AG (m)	58,238

		85,962

	Taiwan — 2.4%
7,056	Hon Hai Precision Industry Co., Ltd., GDR (m)	62,548
2,000	MediaTek, Inc. (m)	27,130
3,398	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	44,412

		134,090

	United Arab Emirates — 0.4%
5,181	Lamprell plc (m)	24,556

	United Kingdom — 21.0%
20,427	Barclays plc (m)	95,669
3,684	BG Group plc (m)	82,664
1,911	BHP Billiton plc (m)	72,969
9,276	BP plc (m)	72,889
685	British American Tobacco plc (m)	25,299
1,563	BT Group plc (m)	4,400
18,587	Cable & Wireless Worldwide plc (m)	21,065
4,196	Cairn Energy plc (a) (m)	27,831
15,662	Centrica plc (m)	80,199
3,243	Cookson Group plc (a) (m)	34,494
2,283	GlaxoSmithKline plc (m)	41,223
1,006	Hikma Pharmaceuticals plc (m)	12,954
10,501	HSBC Holdings plc (m)	114,493
930	Intercontinental Hotels Group plc (m)	19,612
7,072	International Power plc (m)	47,807
31,730	Lloyds Banking Group plc (a) (m)	32,089
10,660	Man Group plc (m)	50,203
4,156	Michael Page International plc (m)	35,704
6,833	Premier Farnell plc (m)	31,742
1,255	Reckitt Benckiser Group plc (m)	68,212
6,233	Resolution Ltd. (m)	26,091
1,300	Rio Tinto plc (m)	89,279
5,601	Salamander Energy plc (a) (m)	26,157
26,384	Vodafone Group plc (m)	74,049

		1,187,094

	Total Common Stocks (Cost $4,995,829)	5,589,834
Preferred Stock — 1.4%
	Germany — 1.4%
502	Volkswagen AG (m) (Cost $46,488)	81,216

	Total Investments — 100.4% (Cost $5,042,317)	5,671,050
	Liabilities in Excess of Other Assets — (0.4)%	(23,700)

	NET ASSETS — 100.0%	$5,647,350

Percentages indicated are based on net assets.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Commercial Banks	11.5%
Oil, Gas & Consumable Fuels	7 .9
Metals & Mining	6 .0
Industrial Conglomerates	5 .3
Pharmaceuticals	4 .9
Automobiles	4 .5
Semiconductors & Semiconductor Equipment	4 .3
Real Estate Management & Development	3 .6
Electronic Equipment, Instruments & Components	3 .4
Electrical Equipment	3 .2
Insurance	3 .1
Multi-Utilities	2 .9
Capital Markets	2 .7
Diversified Telecommunication Services	2 .6
Hotels, Restaurants & Leisure	2 .3
Wireless Telecommunication Services	2 .0
Multiline Retail	2 .0
Trading Companies & Distributors	1 .9
Beverages	1 .9
Chemicals	1 .8
Gas Utilities	1 .8
Professional Services	1 .7
Building Products	1 .6
Food Products	1 .4
Paper & Forest Products	1 .3
Road & Rail	1 .3
Tobacco	1 .3
Computers & Peripherals	1 .3
Household Products	1 .2
Machinery	1 .0
Others (each less than 1.0%)	8 .3

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,621	CAD
32,940	for NOK	Barclays Bank plc	04/08/11	$5,684	#	$5,606	#	$(78)

19,344	EUR
16,078	for GBP	Citibank, N.A.	04/08/11	25,742	#	26,464	#	722

214,170	HKD
20,299	for EUR	TD Bank Financial Group	04/08/11	27,771	#	27,489	#	(282)

41,108	AUD	Barclays Bank plc	04/08/11	40,639		40,633		(6)
366,984	AUD	Deutsche Bank AG	04/08/11	360,037		362,751		2,714
40,634	AUD	Westpac Banking Corp.	04/08/11	39,617		40,166		549

320,268	CHF	Westpac Banking Corp.	04/08/11	333,134		339,465		6,331
41,540	EUR	Citibank, N.A.	04/08/11	56,838		56,830		(8)

27,278	GBP	Barclays Bank plc	04/08/11	43,700		43,674		(26)
20,246	GBP	Royal Bank of Scotland	04/08/11	32,362		32,416		54

14,624,267	JPY	State Street Bank & Trust	04/08/11	176,047		178,260		2,213

1,339,410	SEK	Westpac Banking Corp.	04/08/11	194,388		207,117		12,729

15,866	SGD	Westpac Banking Corp.	04/08/11	12,229		12,403		174

				$1,348,188		$1,373,274		$25,086

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
105,182	CAD	Deutsche Bank AG	04/08/11	$105,062	$104,902	$160

105,651	EUR	Deutsche Bank AG	04/08/11	137,168	144,537	(7,369)
23,032	EUR	Morgan Stanley	04/08/11	31,458	31,509	(51)
9,290	EUR	Royal Bank of Canada	04/08/11	12,384	12,710	(326)
80,981	EUR	Royal Bank of Scotland	04/08/11	109,328	110,787	(1,459)
21,534	EUR	Societe Generale	04/08/11	28,939	29,460	(521)
39,043	EUR	Westpac Banking Corp.	04/08/11	52,008	53,414	(1,406)

14,069	GBP	Citibank, N.A.	04/08/11	22,363	22,525	(162)
30,794	GBP	Morgan Stanley	04/08/11	48,866	49,304	(438)
17,988	GBP	Societe Generale	04/08/11	28,797	28,800	(3)
19,901	GBP	State Street Bank & Trust	04/08/11	31,541	31,863	(322)
289,640	GBP	Westpac Banking Corp.	04/08/11	447,108	463,738	(16,630)

1,442,682	HKD	Westpac Banking Corp.	04/08/11	185,717	185,170	547

846,115	JPY	Barclays Bank plc	04/08/11	10,306	10,313	(7)
2,013,719	JPY	BNP Paribas	04/08/11	24,389	24,546	(157)

151,583	NOK	Westpac Banking Corp.	04/08/11	25,354	26,158	(804)

				$1,300,788	$1,329,736	$(28,948)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $5,422,476 and 95.6%, respectively.

Portfolio Swap* Outstanding at January 31, 2011

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	27,159

Total			$27,159

*	See the accompanying “Additional Information – Portfolio Swap” for further details.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$755,456
Aggregate gross unrealized depreciation	(126,723)

Net unrealized appreciation/depreciation	$628,733

Federal income tax cost of investments	$5,042,317

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$74,976	$—	$74,976
Austria	—	57,583	—	57,583
Belgium	—	33,067	—	33,067
Canada	104,397	—	—	104,397
China	—	84,166	—	84,166
Denmark	—	20,083	—	20,083
Finland	—	92,514	—	92,514
France	—	539,088	—	539,088
Germany	—	497,790	—	497,790
Hong Kong	—	312,731	—	312,731
India	50,850	—	—	50,850
Indonesia	—	31,035	—	31,035
Ireland	—	128,728	—	128,728
Israel	—	27,544	—	27,544
Italy	—	101,071	—	101,071
Japan	—	1,157,935	—	1,157,935
Luxembourg	—	73,705	—	73,705
Mexico	21,371	—	—	21,371
Netherlands	—	440,310	—	440,310
Norway	—	83,282	—	83,282
Singapore	—	23,824	—	23,824
South Korea	—	57,947	—	57,947
Spain	—	144,135	—	144,135
Switzerland	—	85,962	—	85,962
Taiwan	—	134,090	—	134,090
United Arab Emirates	—	24,556	—	24,556
United Kingdom	—	1,187,094	—	1,187,094

Total Common Stocks	176,618	5,413,216	—	5,589,834

Preferred Stocks
Germany	—	81,216	—	81,216

Total Preferred Stocks	—	81,216	—	81,216

Total Investments in Securities	$176,618	$5,494,432	$—	$5,671,050

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$26,193	$–	$26,193
Swap	–	27,159	–	27,159

Total Appreciation in Other Financial Instruments	$–	$53,352	$–	$53,352

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(30,055)	$–	$(30,055)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2010.

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2011 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CURRENT VALUE($)(b)	VALUE($)(c)
Long Positions
Australia — 0.2%
Macquarie Group Ltd.	10,916	11,820	904

Belgium — 0.2%
KBC Groep N.V. (e)	12,624	11,816	(808)

France — 1.6%
BNP Paribas	38,421	39,919	1,498
Cap Gemini S.A.	23,448	23,684	236
Sanofi-Aventis S.A.	13,397	13,316	(81)
Sodexo	11,652	12,527	875

	86,918	89,446	2,528

Germany — 1.0%
Bayer AG	15,564	15,634	70
Daimler AG (e)	13,442	15,140	1,698
Gerresheimer AG (e)	25,613	27,207	1,594

	54,619	57,981	3,362

Ireland — 0.4%
Experian plc	9,274	9,906	632
Shire plc	12,371	13,851	1,480

	21,645	23,757	2,112

Italy — 1.2%
Enel S.p.A	55,827	56,088	261
Snam Rete Gas S.p.A.	12,514	12,320	(194)

	68,341	68,408	67

Japan — 3.6%
Japan Retail Fund
Investment Corp.	23,495	23,868	373
Japan Tobacco, Inc.	12,198	15,010	2,812
JFE Holdings Inc.	18,362	19,262	900
Kubota Corp.	8,723	10,173	1,450
Mitsubishi Electric Corp.	18,397	22,052	3,655
Mitsui & Co., Ltd.	13,871	15,132	1,261
Nippon Sheet Glass Co., Ltd.	12,939	15,570	2,631
Orix JREIT Inc.	26,506	30,945	4,439
Taiheiyo Cement Corp. (e)	27,542	25,828	(1,714)
Yahoo! Japan Corp.	25,388	27,903	2,515

	187,421	205,743	18,322

Luxembourg — 0.3%
APERAM (e)	656	820	164
ArcelorMittal	12,150	14,756	2,606

	12,806	15,576	2,770

Netherlands — 1.7%
ING Groep N.V. CVA (e)	51,961	56,392	4,431
Koninklijke KPN N.V.	14,294	13,716	(578)
Koninklijke Philips
Electronics N.V.	8,449	8,852	403
Royal Dutch Shell plc, Class A	13,880	15,351	1,471

	88,584	94,311	5,727

Singapore — 1.1%
Overseas Union Enterprise Ltd.	23,427	23,286	(141)
Singapore
Telecommunications Ltd.	36,231	36,348	117

	59,658	59,634	(24)

Switzerland — 1.6%
Credit Suisse Group AG	44,138	45,832	1,694
STMicroelectronics N.V.	20,752	29,190	8,438
Zurich Financial Services AG	14,801	15,845	1,044

	79,691	90,867	11,176

United Kingdom — 5.4%
British American Tobacco plc	66,869	64,762	(2,107)
BT Group plc	8,024	9,162	1,138
GlaxoSmithKline plc	29,533	27,296	(2,237)
Intercontinental Hotels Group plc	51,932	56,579	4,647
Lloyds Banking Group plc	15,814	14,492	(1,322)
Man Group plc	6,112	6,895	783
Premier Farnell plc	23,262	24,774	1,512
Tullow Oil plc	32,459	36,376	3,917
Vodafone Group plc	63,435	64,949	1,514

	297,440	305,285	7,845

Total Long Positions of Portfolio Swap	980,663	1,034,644	53,981

Short Positions
Australia — 0.8%
Telstra Corp. Ltd.	21,817	22,061	(244)
Woolworths Ltd.	22,602	21,286	1,316

	44,419	43,347	1,072

Austria — 0.4%
Verbund - Oesterreichische
Elektrizitaetswirtschafts AG	21,270	21,625	(355)

Belgium — 0.4%
Solvay S.A.	21,148	21,234	(86)

China — 0.2%
Li Ning Co., Ltd.	15,111	10,483	4,628

Denmark — 0.6%
DSV A/S	17,565	18,189	(624)
William Demant Holding A/S (e)	15,273	16,577	(1,304)

	32,838	34,766	(1,928)

Finland — 0.9%
Konecranes OYJ	21,807	21,801	6
Ramirent OYJ	9,193	11,466	(2,273)
Tieto OYJ	15,610	17,983	(2,373)

	46,610	51,250	(4,640)

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2011 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CURRENT VALUE($)(b)	VALUE($)(c)
France — 2.3%
Accor S.A.	24,730	28,032	(3,302)
Cie Generale d’Optique
Essilor International S.A.	15,437	15,710	(273)
Danone	15,877	15,358	519
Lagardere SCA	22,294	22,341	(47)
Nexans S.A.	22,990	22,385	605
Technip S.A.	9,343	10,980	(1,637)
Valeo S.A. (e)	16,885	17,150	(265)

	127,556	131,956	(4,400)

Germany — 0.8%
Deutsche Bank AG	27,477	30,085	(2,608)
Fraport AG Frankfurt
Airport Services Worldwide	12,169	13,728	(1,559)

	39,646	43,813	(4,167)

Hong Kong — 0.3%
China Mobile Ltd.	20,252	19,649	603

Italy — 0.5%
Lottomatica S.p.A.	32,697	30,637	2,060

Japan — 6.8%
Advantest Corp.	22,513	20,456	2,057
Casio Computer Co., Ltd.	20,994	20,197	797
Daihatsu Motor Co., Ltd.	15,346	16,545	(1,199)
Daiichi Sankyo Co., Ltd.	20,773	21,711	(938)
Daiwa Securities Group Inc.	19,117	19,737	(620)
Ezaki Glico Co., Ltd.	12,025	11,330	695
Hirose Electric Co., Ltd.	19,737	21,467	(1,730)
Konica Minolta Holdings Inc.	22,289	19,298	2,991
Kurita Water Industries Ltd.	17,841	21,875	(4,034)
Mitsubishi Motors Corp. (e)	16,374	19,444	(3,070)
Renesas Electronics Corp. (e)	8,108	11,793	(3,685)
Sharp Corp., ADR (e)	10,518	11,344	(826)
Shizuoka Bank Ltd. (The)	25,219	27,485	(2,266)
Sumitomo Forestry Co., Ltd.	21,314	22,965	(1,651)
Sumitomo Metal Mining Co., Ltd.	17,295	16,387	908
Sumitomo Osaka Cement Co., Ltd.	21,485	19,847	1,638
Takeda Pharmaceutical Co., Ltd.	18,372	19,250	(878)
Toho Gas Co., Ltd.	19,487	20,517	(1,030)
Toyo Seikan Kaisha Ltd.	15,055	16,853	(1,798)
United Urban Investment Corp.	20,243	24,561	(4,318)

	364,105	383,062	(18,957)

Netherlands — 0.8%
Eurocommercial Properties N.V.	22,311	21,927	384
Randstad Holding N.V. (e)	18,402	21,453	(3,051)

	40,713	43,380	(2,667)

Spain — 0.7%
Gas Natural SDG S.A.	20,849	24,012	(3,163)
Viscofan S.A.	16,054	16,388	(334)

	36,903	40,400	(3,497)

Sweden — 0.5%
Skanska AB, Class B	25,522	26,081	(559)

Switzerland — 0.8%
Baloise Holding AG	22,030	23,246	(1,216)
Logitech International S.A. (e)	22,161	20,970	1,191

	44,191	44,216	(25)

United Kingdom — 0.8%
Autonomy Corp. plc (e)	14,931	16,271	(1,340)
Firstgroup plc	11,650	10,685	965
Land Securities Group plc	—	32	(32)
Serco Group plc	21,791	21,651	140

	48,372	48,639	(267)

Total Short Positions	$961,353	994,538	(33,185)

Total Net Long/Short Positions	19,310	40,106	20,796

Cash and Other Receivables (d)			6,767
Financing Costs			(906)
Net Dividends			502

Net Swap Contract, at value			$27,159

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAP :

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(c)	Value represents the unrealized gain (loss) of the positions.
(d)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.
(e)	Non-income producing security.

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
		Australia — 15.8%
1,299		BGP Holdings Beneficial Interest Share (a) (f) (i)	—
699		CFS Retail Property Trust (m)	1,264
1,358		Commonwealth Property Office Fund (m)	1,179
1,278		Dexus Property Group (m)	1,060
1,418		Goodman Group (m)	943
238		GPT Group (m)	702
549		Mirvac Group (m)	681
252		Stockland (m)	906
429		Westfield Group (m)	4,220
482		Westfield Retail Trust (a) (m)	1,274

			12,229

		Belgium — 1.0%
6		Cofinimmo S.A. (m)	809

		Canada — 5.7%
47		Artis REIT (m)	621
77		Brookfield Properties Corp. (m)	1,348
19		Canadian Apartment Properties REIT (m)	326
11		Cominar Real Estate Investment Trust (m)	234
61		First Capital Realty, Inc. (m)	943
39		RioCan REIT (m)	909

			4,381

		China — 0.5%
244		Agile Property Holdings Ltd. (m)	365
		Finland — 1.5%
159		Sponda OYJ (m)	813
66		Technopolis OYJ (m)	376

			1,189

		France — 8.4%
6		Gecina S.A. (m)	670
29		Klepierre (m)	1,066
25		Unibail-Rodamco SE (m)	4,732

			6,468

		Hong Kong — 27.1%
19		Cheung Kong Holdings Ltd. (m)	316
1,066		China Overseas Land & Investment Ltd. (m)	2,024
486		China Resources Land Ltd. (m)	881
594		Hang Lung Properties Ltd. (m)	2,616
161		Henderson Land Development Co., Ltd. (m)	1,123
393		Hongkong Land Holdings Ltd. (m)	2,774
271		Link REIT (The) (m)	851
744		New World Development Ltd. (m)	1,421
654		Sino Land Co., Ltd. (m)	1,246
375		Sun Hung Kai Properties Ltd. (m)	6,302
186		Wharf Holdings Ltd. (m)	1,414

			20,968

		Japan — 19.2%
–	(h)	Frontier Real Estate Investment Corp. (m)	730
–	(h)	Japan Logistics Fund, Inc. (m)	604
–	(h)	Japan Real Estate Investment Corp. (m)	1,553
–	(h)	Kenedix Realty Investment Corp. (m)	814
188		Mitsubishi Estate Co., Ltd. (m)	3,554
174		Mitsui Fudosan Co., Ltd. (m)	3,550
–	(h)	Nippon Building Fund, Inc. (m)	1,353
–	(h)	Nomura Real Estate Residential Fund, Inc. (m)	1,029
70		Sumitomo Realty & Development Co., Ltd. (m)	1,703

			14,890

		Netherlands — 2.8%
36		Nieuwe Steen Investments N.V. (m)	715
21		Vastned Offices/Industrial N.V. (m)	365
7		Vastned Retail N.V. (m)	477
6		Wereldhave N.V. (m)	587

			2,144

		Norway — 0.2%
81		Norwegian Property ASA (a) (m)	143

		Singapore — 6.4%
650		CapitaCommercial Trust (m)	730
852		CapitaLand Ltd. (m)	2,410
388		CapitaMall Trust (m)	579
60		City Developments Ltd. (m)	536
209		Keppel Land Ltd. (m)	737

			4,992

		United Kingdom — 9.9%
238		British Land Co. plc (m)	1,975
127		Helical Bar plc (m)	572
226		Land Securities Group plc (m)	2,438
351		London & Stamford Property plc (m)	708
116		Safestore Holdings plc (m)	264
357		Segro plc (m)	1,707

			7,664

		Total Common Stocks (Cost $64,800)	76,242

NUMBER OF WARRANTS
		Warrant — 0.0% (g)
		Hong Kong — 0.0% (g)
14		Henderson Land Development Co., Ltd., expiring 06/01/11 (a) (m) (Cost $—)	3

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.8%
Investment Company — 0.8%
600	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $600)	600
	Total Investments — 99.3% (Cost $65,400)	76,845
	Other Assets in Excess of Liabilities — 0.7%	522

	NET ASSETS — 100.0%	$77,367

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	49.6%
Diversified	27.3
Shopping Centers	13.4
Office Property	6 .4
Apartments	1 .8
Others (each less than 1.0%)	1 .5

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
328,108	EUR
432,115	for AUD	Westpac Banking Corp.	03/15/11	$428	#	$449	#	$21

369,236	EUR
3,718,655	for HKD	Union Bank of Switzerland AG	03/15/11	477	#	505	#	28

3,077,917	HKD
405,711	for AUD	Deutsche Bank AG	03/15/11	402	#	395	#	(7)
3,322,860	HKD
431,038	for AUD	Royal Bank of Canada	03/15/11	427	#	426	#	(1)

2,188,187	HKD
181,547	for GBP	Deutsche Bank AG	03/15/11	291	#	281	#	(10)

397,367	AUD
3,038,953	for HKD	Citibank, N.A.	03/15/11	390	#	394	#	4

544,136	AUD
44,767,387	for JPY	Citibank, N.A.	03/15/11	546	#	540	#	(6)

255,481	CAD
2,000,799	for HKD	Union Bank of Switzerland AG	03/15/11	257	#	255	#	(2)

49,778,144	JPY
4,718,978	for HKD	Barclays Bank plc	03/15/11	606	#	607	#	1
20,673,705	JPY
1,929,867	for HKD	Union Bank of Switzerland AG	03/15/11	248	#	252	#	4

2,921,776	SEK
35,669,653	for JPY	Union Bank of Switzerland AG	03/15/11	434	#	452	#	18

462,318	AUD	Westpac Banking Corp.	03/15/11	462		459		(3)

2,436,480	CAD	Westpac Banking Corp.	03/15/11	2,405		2,431		26

1,063,081	CHF	Westpac Banking Corp.	03/15/11	1,078		1,127		49

317,454	EUR	Barclays Bank plc	03/15/11	427		434		7

240,021	GBP	State Street Bank & Trust	03/15/11	377		384		7
220,327	GBP	Westpac Banking Corp.	03/15/11	344		353		9

2,941,386	HKD	Citibank, N.A.	03/15/11	379		378		(1)
5,254,539	HKD	Goldman Sachs International	03/15/11	677		674		(3)
4,388,908	HKD	Westpac Banking Corp.	03/15/11	565		563		(2)

69,216,286	JPY	Royal Bank of Canada	03/15/11	830		844		14

5,395,669	SEK	State Street Bank & Trust	03/15/11	819		835		16

1,733,628	SGD	State Street Bank & Trust	03/15/11	1,320		1,355		35

				$14,189		$14,393		$204

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
398,073	AUD	BNP Paribas	03/15/11	$394	$395	$(1)
569,665	AUD	Royal Bank of Canada	03/15/11	565	565	– (h)
361,919	AUD	Royal Bank of Scotland	03/15/11	351	358	(7)

528,937	EUR	State Street Bank & Trust	03/15/11	722	724	(2)
636,458	EUR	Westpac Banking Corp.	03/15/11	841	871	(30)

497,333	GBP	Barclays Bank plc	03/15/11	789	797	(8)

3,403,046	HKD	Citibank, N.A.	03/15/11	438	436	2
38,483,920	HKD	State Street Bank & Trust	03/15/11	4,956	4,938	18

40,376,517	JPY	Citibank, N.A.	03/15/11	487	492	(5)
61,640,410	JPY	HSBC Bank, N.A.	03/15/11	744	752	(8)
96,685,052	JPY	State Street Bank & Trust	03/15/11	1,151	1,178	(27)

				$11,438	$11,506	$(68)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011. (m) All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $71,864,000 and 93.5%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,067
Aggregate gross unrealized depreciation	(622)

Net unrealized appreciation/depreciation	$11,445

Federal income tax cost of investments	$65,400

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$–	$12,229	$–	(a)	$12,229
Belgium	–	809	–		809
Canada	4,381	–	–		4,381
China	–	365	–		365
Finland	–	1,189	–		1,189
France	–	6,468	–		6,468
Hong Kong	–	20,968	–		20,968
Japan	–	14,890	–		14,890
Netherlands	–	2,144	–		2,144
Norway	–	143	–		143
Singapore	–	4,992	–		4,992
United Kingdom	–	7,664	–		7,664

			–	(a)
Total Common Stocks	4,381	71,861			76,242

Warrants
Hong Kong	–	3	–		3
Short-Term Investments
Investment Companies	600	–	–		600

Total Investments in Securities	$4,981	$71,864	$–	(a)	$76,845

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$259	$–		$259
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(123)	$–		$(123)

(a) Security has a zero value.

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

	Balance as of 10/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/11
Investments in Securities
Common Stocks - Australia	(a	)	$—	$—	$—	$—	$—	$—	$—	$—	(a	)

Total	(a	)	$—	$—	$—	$—	$—	$—	$—	$—	(a	)

(a) Security has a zero value.

Transfers into, or out of Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.6%
	Australia — 0.9%
895	QBE Insurance Group Ltd. (m)	15,645

	Austria — 1.0%
358	Erste Group Bank AG (m)	17,886

	Belgium — 1.1%
457	KBC Groep N.V. (a) (m)	18,301

	Canada — 1.2%
183	First Quantum Minerals Ltd. (m)	21,128

	China — 0.7%
5,393	China Merchants Bank Co., Ltd., Class H (m)	12,794

	Finland — 1.3%
949	Ruukki Group OYJ (a) (m)	2,547
925	UPM-Kymmene OYJ (m)	19,047

		21,594

	France — 12.5%
287	BNP Paribas (m)	21,387
245	Bouygues S.A. (m)	11,398
1,063	GDF Suez (m)	42,113
89	PPR (m)	14,141
726	Rhodia S.A. (m)	21,671
578	Sanofi-Aventis S.A. (m)	39,500
146	Schneider Electric S.A. (m)	22,803
353	Societe Generale (m)	22,789
242	Sodexo (m)	16,620

		212,422

	Germany — 8.2%
259	Allianz SE (m)	35,975
394	Bayer AG (m)	29,077
266	Daimler AG (a) (m)	19,474
182	Hamburger Hafen und Logistik AG (m)	8,054
191	Lanxess AG (m)	13,913
263	Siemens AG (m)	33,722

		140,215

	Hong Kong — 2.1%
1,665	Hutchison Whampoa Ltd. (m)	19,496
967	Sun Hung Kai Properties Ltd. (m)	16,251

		35,747

	Ireland — 0.8%
1,123	Experian plc (m)	13,936

	Italy — 2.6%
1,977	Enel S.p.A. (m)	11,159
2,924	Snam Rete Gas S.p.A. (m)	15,338
7,221	UniCredit S.p.A. (m)	17,904

		44,401

	Japan — 20.0%
1,003	Amada Co., Ltd. (m)	8,756
237	East Japan Railway Co. (m)	15,642
670	FUJIFILM Holdings Corp. (m)	24,265
2,520	Fujitsu Ltd. (m)	15,700
4	Japan Tobacco, Inc. (m)	13,655
2,810	JX Holdings, Inc. (m)	19,046
4	KDDI Corp. (m)	22,534
1,785	Marubeni Corp. (m)	13,439
1,907	Mitsubishi Electric Corp. (m)	21,078
1,360	Mitsui & Co., Ltd. (m)	22,948
33	Nintendo Co., Ltd. (m)	8,950
2,643	Nippon Express Co., Ltd. (m)	11,154
2,437	Nippon Sheet Glass Co., Ltd. (m)	6,333
383	Nippon Telegraph & Telephone Corp. (m)	17,751
3,393	Nissan Motor Co., Ltd. (m)	34,331
1,224	Ricoh Co., Ltd. (m)	17,514
291	Shiseido Co., Ltd. (m)	5,869
1,119	Sumitomo Corp. (m)	16,122
1,362	Sumitomo Mitsui Financial Group, Inc. (m)	46,298

		341,385

	Luxembourg — 0.9%
20	APERAM (a) (m)	816
398	ArcelorMittal (m)	14,519

		15,335

	Netherlands — 9.0%
2,636	ING Groep N.V. CVA (a) (m)	30,021
1,097	Koninklijke KPN N.V. (m)	17,272
563	Koninklijke Philips Electronics N.V. (m)	17,558
1,927	Royal Dutch Shell plc, Class A (m)	67,885
680	Unilever N.V. CVA (m)	20,091

		152,827

	Norway — 1.3%
1,225	DnB NOR ASA (m)	16,891
551	Orkla ASA (m)	4,959

		21,850

	Singapore — 0.9%
6,065	Singapore Telecommunications Ltd. (m)	14,771

	South Africa — 0.7%
2,446	African Bank Investments Ltd. (m)	12,437

	South Korea — 1.3%
25	Samsung Electronics Co., Ltd. (m)	21,857

	Spain — 3.9%
2,055	Banco Bilbao Vizcaya Argentaria S.A. (m)	25,200
1,647	Telefonica S.A. (m)	41,238

		66,438

	Sweden — 0.8%
864	Swedbank AB, Class A (a) (m)	13,546

	Switzerland — 2.5%
828	UBS AG (a) (m)	14,817
102	Zurich Financial Services AG (m)	27,763

		42,580

	Taiwan — 0.9%
3,486	Hon Hai Precision Industry Co., Ltd. (m)	14,871

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — 19.0%
5,099	Barclays plc (m)	23,880
5,294	BP plc (m)	41,599
4,998	BT Group plc (m)	14,072
1,366	Cairn Energy plc (a) (m)	9,061
4,340	Centrica plc (m)	22,226
794	Cookson Group plc (a) (m)	8,449
1,282	GKN plc (m)	4,140
1,494	GlaxoSmithKline plc (m)	26,976
2,755	HSBC Holdings plc (m)	30,043
912	Intercontinental Hotels Group plc (m)	19,230
2,328	International Power plc (m)	15,735
9,655	Lloyds Banking Group plc (a) (m)	9,765
2,564	Man Group plc (m)	12,076
401	Petropavlovsk plc (m)	6,578
1,958	Prudential plc (m)	21,221
578	Tullow Oil plc (m)	12,302
16,803	Vodafone Group plc (m)	47,160

		324,513

	Total Common Stocks (Cost $1,304,664)	1,596,479

Preferred Stock — 1.5%
	Germany — 1.5%
153	Volkswagen AG (m) (Cost $14,690)	24,829

Short-Term Investment — 2.6%
Investment Company — 2.6%
44,300	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $44,300)	44,300

	Total Investments — 97.7% (Cost $1,363,654)	1,665,608
	Other Assets in Excess of Liabilities — 2.3%	39,812

	NET ASSETS — 100.0%	$1,705,420

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.6%
Oil, Gas & Consumable Fuels	9.0
Diversified Telecommunication Services	6.3
Insurance	6.0
Pharmaceuticals	5.7
Industrial Conglomerates	5.2
Automobiles	4.7
Wireless Telecommunication Services	4.2
Multi-Utilities	3.9
Trading Companies & Distributors	3.2
Electrical Equipment	2.6
Metals & Mining	2.6
Diversified Financial Services	2.5
Electronic Equipment, Instruments & Components	2.3
Hotels, Restaurants & Leisure	2.2
Chemicals	2.1
Capital Markets	1.6
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	1.3
Food Products	1.2
Paper & Forest Products	1.1
Office Electronics	1.1
Real Estate Management & Development	1.0
Short-Term Investment	2.7
Others (each less than 1.0%)	9.3

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
67	TOPIX Index	03/10/11	$7,420	$20
281	Dow Jones Euro STOXX 50 Index	03/18/11	11,388	(74)
103	FTSE 100 Index	03/18/11	9,624	(82)

				$(136)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
30,390,350	CHF
23,287,071	for EUR	BNP Paribas	02/22/11	$31,876	#	$32,198	#	$322

15,188,987	CHF
1,286,902,089	for JPY	Credit Suisse International	02/22/11	15,680	#	16,092	#	412

3,785,791	EUR
3,191,668	for GBP	Royal Bank of Canada	02/22/11	5,112	#	5,182	#	70

2,491,845	EUR
22,355,068	for SEK	Barclays Bank plc	02/22/11	3,463	#	3,411	#	(52)

1,526,613,044	JPY
11,465,363	for GBP	Credit Suisse International	02/22/11	18,363	#	18,601	#	238

7,320,450	SGD
3,567,454	for GBP	State Street Bank & Trust	02/22/11	5,714	#	5,722	#	8

5,732,681	GBP
763,994,444	for JPY	Credit Suisse International	02/22/11	9,309	#	9,182	#	(127)

5,134,816	GBP
54,747,926	for SEK	Credit Suisse International	02/22/11	8,482	#	8,224	#	(258)

3,749,350	AUD	Barclays Bank plc	02/22/11	3,734		3,728		(6)
6,172,810	AUD	Morgan Stanley	02/22/11	6,109		6,137		28
115,452,578	AUD	Royal Bank of Canada	02/22/11	112,481		114,793		2,312

3,755,288	CHF	Union Bank of Switzerland AG	02/22/11	3,951		3,979		28

14,114,276	DKK	HSBC Bank, N.A.	02/22/11	2,598		2,592		(6)

5,961,164	EUR	Barclays Bank plc	02/22/11	7,875		8,160		285
11,220,843	EUR	Citibank, N.A.	02/22/11	14,743		15,359		616
4,227,621	EUR	Deutsche Bank AG	02/22/11	5,549		5,787		238
4,842,395	EUR	HSBC Bank, N.A.	02/22/11	6,432		6,628		196
6,320,157	EUR	Morgan Stanley	02/22/11	8,233		8,651		418
3,353,830	EUR	Royal Bank of Scotland	02/22/11	4,540		4,591		51

6,089,677	GBP	Barclays Bank plc	02/22/11	9,706		9,753		47
5,606,307	GBP	HSBC Bank, N.A.	02/22/11	8,965		8,979		14
4,250,583	GBP	Morgan Stanley	02/22/11	6,618		6,808		190
5,361,828	GBP	Royal Bank of Canada	02/22/11	8,508		8,588		80
2,857,005	GBP	Royal Bank of Scotland	02/22/11	4,549		4,576		27
5,646,497	GBP	State Street Bank & Trust	02/22/11	9,019		9,044		25
4,213,856	GBP	TD Bank Financial Group	02/22/11	6,747		6,749		2

52,397,441	HKD	Barclays Bank plc	02/22/11	6,753		6,722		(31)

374,205,939	JPY	Barclays Bank plc	02/22/11	4,607		4,560		(47)
4,144,306,774	JPY	Citibank, N.A.	02/22/11	49,883		50,497		614
205,826,402	JPY	Morgan Stanley	02/22/11	2,498		2,508		10
645,548,717	JPY	Royal Bank of Canada	02/22/11	7,801		7,866		65

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

377,318,006	JPY	State Street Bank & Trust	02/22/11	4,545	4,597	52
320,175,738	JPY	Westpac Banking Corp.	02/22/11	3,852	3,901	49

47,107,432	NOK	Barclays Bank plc	02/22/11	8,133	8,149	16
45,206,228	NOK	HSBC Bank, N.A.	02/22/11	7,842	7,820	(22)

301,337,111	SEK	Royal Bank of Canada	02/22/11	44,078	46,687	2,609

12,207,790	SGD	Royal Bank of Canada	02/22/11	9,425	9,543	118

				$477,773	$486,364	$8,591

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,394,460	CAD	Citibank, N.A.	02/22/11	$6,298	$6,384	$(86)
13,945,538	CAD	HSBC Bank, N.A.	02/22/11	13,653	13,922	(269)

4,225,144	CHF	HSBC Bank, N.A.	02/22/11	4,275	4,476	(201)

22,895,102	EUR	Barclays Bank plc	02/22/11	30,995	31,340	(345)
3,687,665	EUR	Royal Bank of Canada	02/22/11	5,055	5,047	8
3,113,642	EUR	Royal Bank of Scotland	02/22/11	4,201	4,262	(61)
10,981,193	EUR	State Street Bank & Trust	02/22/11	14,468	15,032	(564)

2,608,042	GBP	BNP Paribas	02/22/11	4,132	4,177	(45)
6,078,292	GBP	HSBC Bank, N.A.	02/22/11	9,447	9,736	(289)
91,486,562	GBP	Royal Bank of Scotland	02/22/11	146,820	146,529	291
2,333,783	GBP	State Street Bank & Trust	02/22/11	3,589	3,738	(149)

132,561,240	HKD	Goldman Sachs International	02/22/11	17,108	17,007	101

1,678,086,985	JPY	Barclays Bank plc	02/22/11	20,120	20,446	(326)
2,231,189,961	JPY	Citibank, N.A.	02/22/11	26,722	27,186	(464)
345,974,089	JPY	Morgan Stanley	02/22/11	4,169	4,216	(47)
342,110,256	JPY	Royal Bank of Scotland	02/22/11	4,169	4,168	1
589,964,413	JPY	Westpac Banking Corp.	02/22/11	7,067	7,189	(122)

126,613,670	NOK	Royal Bank of Canada	02/22/11	21,174	21,902	(728)

				$343,462	$346,757	$(3,295)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,600,180,000 and 96.1%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$310,747
Aggregate gross unrealized depreciation	(8,793)

Net unrealized appreciation/depreciation	$301,954

Federal income tax cost of investments	$1,363,654

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$15,645	$—	$15,645
Austria	—	17,886	—	17,886
Belgium	—	18,301	—	18,301
Canada	21,128	—	—	21,128
China	—	12,794	—	12,794
Finland	—	21,594	—	21,594
France	—	212,422	—	212,422
Germany	—	140,215	—	140,215
Hong Kong	—	35,747	—	35,747
Ireland	—	13,936	—	13,936
Italy	—	44,401	—	44,401
Japan	—	341,385	—	341,385
Luxembourg	—	15,335	—	15,335
Netherlands	—	152,827	—	152,827
Norway	—	21,850	—	21,850
Singapore	—	14,771	—	14,771
South Africa	—	12,437	—	12,437
South Korea	—	21,857	—	21,857
Spain	—	66,438	—	66,438
Sweden	—	13,546	—	13,546
Switzerland	—	42,580	—	42,580
Taiwan	—	14,871	—	14,871
United Kingdom	—	324,513	—	324,513

Total Common Stocks	21,128	1,575,351	—	1,596,479

Preferred Stock
Germany Preferred Stock	—	24,829	—	24,829

Total	—	24,829	—	24,829

Short-Term Investment
Investment Company	44,300	—	—	44,300

Total Investments in Securities	$65,428	$1,600,180	$—	$1,665,608

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,541	$—	$9,541
Futures Contracts	20	—	—	20

Total Appreciation in Other Financial Instruments	$20	$9,541	$—	$9,561

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,245)	$—	$(4,245)
Futures Contracts	(156)	—	—	(156)
Total Depreciation in Other Financial Instruments	$(156)	$(4,245)	$—	$(4,401)

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 90.7%
	Australia — 2.4%
297	QBE Insurance Group Ltd. (m)	5,190

	Austria — 2.8%
120	Erste Group Bank AG (m)	5,985

	Belgium — 2.5%
134	KBC Groep N.V. (a) (m)	5,379

	Canada — 3.5%
66	First Quantum Minerals Ltd. (m)	7,612

	China — 2.1%
1,922	China Merchants Bank Co., Ltd., Class H (m)	4,559

	Finland — 2.9%
89	Ruukki Group OYJ (a) (m)	239
295	UPM-Kymmene OYJ (m)	6,083

		6,322

	France — 10.1%
81	Bouygues S.A. (m)	3,779
29	PPR (m)	4,650
256	Rhodia S.A. (m)	7,645
84	Sodexo (m)	5,798

		21,872

	Germany — 3.5%
62	Hamburger Hafen und Logistik AG (m)	2,736
67	Lanxess AG (m)	4,842

		7,578

	Italy — 4.9%
957	Snam Rete Gas S.p.A. (m)	5,021
2,195	UniCredit S.p.A. (m)	5,443

		10,464

	Japan — 30.7%
350	Amada Co., Ltd. (m)	3,056
80	East Japan Railway Co. (m)	5,284
856	Fujitsu Ltd. (m)	5,333
1	Japan Tobacco, Inc. (m)	4,522
989	JX Holdings, Inc. (m)	6,700
1	KDDI Corp. (m)	7,701
603	Marubeni Corp. (m)	4,540
674	Mitsubishi Electric Corp. (m)	7,450
477	Mitsui & Co., Ltd. (m)	8,058
924	Nippon Express Co., Ltd. (m)	3,899
852	Nippon Sheet Glass Co., Ltd. (m)	2,214
418	Ricoh Co., Ltd. (m)	5,981
81	Shiseido Co., Ltd. (m)	1,632

		66,370

	Netherlands — 3.1%
229	Unilever N.V. CVA (m)	6,762

	Norway — 3.5%
421	DnB NOR ASA (m)	5,808
185	Orkla ASA (m)	1,669

		7,477

	Singapore — 2.4%
2,100	Singapore Telecommunications Ltd. (m)	5,114

	South Africa — 2.0%
835	African Bank Investments Ltd. (m)	4,244

	South Korea — 3.5%
9	Samsung Electronics Co., Ltd. (m)	7,592

	Sweden — 2.1%
293	Swedbank AB, Class A (a) (m)	4,594

	Taiwan — 1.7%
423	Hon Hai Precision Industry Co., Ltd., GDR (m)	3,747

	United Kingdom — 7.0%
412	Cairn Energy plc (a) (m)	2,732
279	Cookson Group plc (a) (m)	2,969
520	GKN plc (m)	1,679
798	International Power plc (m)	5,393
145	Petropavlovsk plc (m)	2,374

		15,147

	Total Common Stocks (Cost $163,741)	196,008

Preferred Stock — 4.0%
	Germany — 4.0%
53	Volkswagen AG (m) (Cost $5,159)	8,649

Short-Term Investment — 3.4%
	Investment Company — 3.4%
7,301	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l)	7,301

	(Cost $7,301)
	Total Investments — 98.1% (Cost $176,201)	211,958
	Other Assets in Excess of Liabilities — 1.9%	4,205

	NET ASSETS — 100.0%	$216,163

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.0%
Trading Companies & Distributors	5.9
Chemicals	5.9
Metals & Mining	4.7
Oil, Gas & Consumable Fuels	4.4
Road & Rail	4.3
Automobiles	4.1
Wireless Telecommunication Services	3.6
Semiconductors & Semiconductor Equipment	3.6
Electrical Equipment	3.5
Food Products	3.2
Paper & Forest Products	2.9
Office Electronics	2.8
Hotels, Restaurants & Leisure	2.7
Independent Power Producers & Energy Traders	2.5
Computers & Peripherals	2.5
Insurance	2.4
Diversified Telecommunication Services	2.4
Gas Utilities	2.4
Industrial Conglomerates	2.3
Multiline Retail	2.2
Tobacco	2.1
Diversified Financial Services	2.0
Construction & Engineering	1.8
Electronic Equipment, Instruments & Components	1.8
Machinery	1.4
Transportation Infrastructure	1.3
Building Products	1.0
Short-Term Investment	3.4
Others (each less than 1.0%)	1.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	TOPIX Index	03/10/11	$1,107	$(20)
43	Dow Jones Euro STOXX 50 Index	03/18/11	1,743	(8)
15	FTSE 100 Index	03/18/11	1,402	(13)

				$(41)

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $197,045,000 and 93.0%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,939
Aggregate gross unrealized depreciation	(2,182)

Net unrealized appreciation/depreciation	$35,757

Federal income tax cost of investments	$176,201

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$14,913	$197,045	$—	$211,958
Depreciation in Other Financial Instruments
Futures Contracts	$(41)	$—	$—	$(41)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock held in Canada and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of the portfolio holdings.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
	Austria — 0.8%
14	Andritz AG (m)	1,156

	Belgium — 1.5%
4	Bekaert S.A. (m)	406
37	Umicore S.A. (m)	1,897

		2,303

	Bermuda — 0.6%
104	Lancashire Holdings Ltd. (m)	926

	Denmark — 1.9%
7	Danisco A/S (m)	911
20	Jyske Bank A/S (a) (m)	889
7	Topdanmark A/S (a) (m)	1,078

		2,878

	Finland — 4.3%
68	Nokia OYJ (m)	723
50	Sampo OYJ, Class A (m)	1,476
158	Stora Enso OYJ, Class R (m)	1,882
109	UPM-Kymmene OYJ (m)	2,234

		6,315

	France — 14.6%
13	Arkema S.A. (m)	919
20	Atos Origin S.A. (a) (m)	1,121
115	AXA S.A. (m)	2,437
33	BNP Paribas (m)	2,450
9	Christian Dior S.A. (m)	1,195
12	Cie de St-Gobain (m)	707
29	France Telecom S.A. (m)	641
19	IPSOS (m)	906
4	LVMH Moet Hennessy Louis Vuitton S.A. (m)	698
26	Renault S.A. (a) (m)	1,678
19	Safran S.A. (m)	694
30	Sanofi-Aventis S.A. (m)	2,072
11	Societe Generale (m)	730
6	Sopra Group S.A. (m)	576
50	Total S.A. (m)	2,910
16	Valeo S.A. (a) (m)	965
14	Zodiac Aerospace (m)	1,038

		21,737

	Germany — 21.5%
43	Aixtron SE (m)	1,757
24	Allianz SE (m)	3,342
29	Asian Bamboo AG (m)	1,558
5	Axel Springer AG (m)	864
32	BASF SE (m)	2,434
9	Bayerische Motoren Werke AG (m)	708
8	Bertrandt AG (m)	591
41	Daimler AG (a) (m)	2,984
13	Demag Cranes AG (a) (m)	650
23	Deutsche Bank AG (m)	1,359
65	Deutsche Lufthansa AG (a) (m)	1,371
43	Henkel AG & Co. (m)	2,221
141	Infineon Technologies AG (a) (m)	1,498
30	Kloeckner & Co. SE (a) (m)	946
33	Lanxess AG (m)	2,370
24	Leoni AG (a) (m)	1,013
28	MTU Aero Engines Holding AG (m)	1,999
28	SAP AG (m)	1,604
21	Siemens AG (m)	2,649

		31,918

	Ireland — 0.9%
106	WPP plc (m)	1,311

	Italy — 1.0%
262	Enel S.p.A. (m)	1,477

	Netherlands — 2.0%
42	ASML Holding N.V. (m)	1,756
92	ING Groep N.V. CVA (a)	1,049
2	Randstad Holding N.V. (a)	121

		2,926

	Norway — 3.7%
1,267	Marine Harvest ASA (m)	1,426
143	Morpol ASA (a) (m)	502
227	Statoil Fuel & Retail ASA (a) (m)	2,065
26	Yara International ASA (m)	1,446

		5,439

	Spain — 4.4%
97	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,189
181	Banco Santander S.A. (m)	2,220
22	Repsol YPF S.A. (m)	692
98	Telefonica S.A. (m)	2,452

		6,553

	Sweden — 7.2%
40	Atlas Copco AB, Class A (m)	958
9	Autoliv, Inc. (m)	673
69	Boliden AB (m)	1,449
181	Nordea Bank AB (m)	2,197
111	Swedbank AB, Class A (a) (m)	1,742
35	Tele2 AB, Class B (m)	766
166	Volvo AB, Class B (a) (m)	2,871

		10,656

	Switzerland — 8.7%
101	Clariant AG (a) (m)	1,777
2	Forbo Holding AG (m)	1,138
2	Georg Fischer AG (a) (m)	1,315
74	STMicroelectronics N.V. (m)	901
1	Swatch Group AG (The) (m)	437
6	Swiss Life Holding AG (a) (m)	1,012
4	Syngenta AG (m)	1,438
34	UBS AG (a) (m)	608
62	Wolseley plc (a) (m)	2,158
65	Xstrata plc (m)	1,439
3	Zurich Financial Services AG (m)	724

		12,947

	United Kingdom — 23.1%
52	Antofagasta plc (m)	1,164
36	ARM Holdings plc (m)	298
44	AstraZeneca plc (m)	2,155
757	Bahamas Petroleum Co. plc (a) (m)	234

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — Continued
426	Blinkx plc (a) (m)	666
171	BowLeven plc (a) (m)	964
386	BP plc (m)	3,035
773	BT Group plc (m)	2,175
76	Burberry Group plc (m)	1,299
204	Carphone Warehouse Group plc (a) (m)	1,316
234	Chariot Oil & Gas Ltd. (a) (m)	978
4	Chemring Group plc (m)	222
14	Croda International plc (m)	339
432	GKN plc (m)	1,394
60	IMI plc (m)	834
221	International Consolidated Airlines Group S.A. (a) (m)	908
1,582	ITV plc (a) (m)	1,967
21	J Sainsbury plc (m)	131
414	Legal & General Group plc (m)	736
86	National Grid plc	762
550	Old Mutual plc (m)	1,106
249	Pace plc (m)	761
22	Premier Oil plc (a) (m)	704
47	Rio Tinto plc (m)	3,252
596	Senior plc (m)	1,410
1,505	Vodafone Group plc (m)	4,224
53	Weir Group plc (The) (m)	1,341

		34,375

	Total Common Stocks (Cost $127,506)	142,917

Preferred Stocks — 0.7%
	Germany — 0.7%
14	ProSiebenSat.1 Media AG (m)	433
5	Volkswagen AG (m)	729

	Total Preferred Stocks (Cost $756)	1,162

Short-Term Investment — 2.2%
	Investment Company — 2.2%
3,200	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $3,200)	3,200

	Total Investments — 99.1% (Cost $131,462)	147,279
	Other Assets in Excess of Liabilities — 0.9%	1,303

	NET ASSETS — 100.0%	$148,582

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	8.7%
Chemicals	8.6
Commercial Banks	7.8
Machinery	7.2
Oil, Gas & Consumable Fuels	6.3
Metals & Mining	5.1
Semiconductors & Semiconductor Equipment	4.2
Automobiles	4.1
Diversified Telecommunication Services	4.1
Media	3.7
Food Products	3.0
Pharmaceuticals	2.9
Wireless Telecommunication Services	2.9
Paper & Forest Products	2.8
Auto Components	2.7
Aerospace & Defense	2.7
Textiles, Apparel & Luxury Goods	2.5
Specialty Retail	2.3
Trading Companies & Distributors	2.1
Industrial Conglomerates	1.8
Airlines	1.5
Household Products	1.5
Capital Markets	1.3
Household Durables	1.3
IT Services	1.2
Software	1.1
Electric Utilities	1.0
Short-Term Investment	2.2
Others (each less than 1.0%)	3.4

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
48	Dow Jones Euro STOXX 50 Index	03/18/11	$1,945	$(6)
10	FTSE 100 Index	03/18/11	935	(1)

				$(7)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CVA	—	Dutch Certification

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $144,079,000 and 97.8%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,485
Aggregate gross unrealized depreciation	(668)

Net unrealized appreciation/depreciation	$15,817

Federal income tax cost of investments	$131,462

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,200	$144,079	$–	$147,279

Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$–	$–	$(7)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%
		Australia — 5.3%
219		Aurora Oil and Gas Ltd. (a) (m)	666
28		Australia & New Zealand Banking Group Ltd. (m)	671
95		BHP Billiton Ltd. (m)	4,238
66		Bradken Ltd. (m)	607
121		Challenger Ltd. (m)	553
26		Flight Centre Ltd. (m)	618
58		Iluka Resources Ltd. (a) (m)	490
87		IOOF Holdings Ltd. (m)	681
18		Macquarie Group Ltd. (m)	737
17		Newcrest Mining Ltd. (m)	621
46		Westpac Banking Corp. (m)	1,065

			10,947

		Austria — 1.1%
7		Andritz AG (m)	623
12		Erste Group Bank AG (m)	603
13		RHI AG (a) (m)	477
15		Voestalpine AG (m)	666

			2,369

		Belgium — 1.0%
6		Bekaert S.A. (m)	636
18		KBC Groep N.V. (a) (m)	720
13		Umicore S.A. (m)	666

			2,022

		Bermuda — 0.2%
12		Signet Jewelers Ltd. (a) (m)	512

		Brazil — 0.2%
15		Vale S.A., ADR (m)	507

		China — 1.9%
6		Baidu, Inc., ADR (a) (m)	658
—	(h)	China Construction Bank Corp., Class H (m)	—	(h)
201		China Merchants Bank Co., Ltd., Class H (m)	476
188		China National Building Material Co., Ltd., Class H (m)	472
630		China Petroleum & Chemical Corp., Class H (m)	696
82		Weichai Power Co., Ltd., Class H (m)	562
361		Yangzijiang Shipbuilding Holdings Ltd. (m)	528
164		Yanzhou Coal Mining Co., Ltd., Class H (m)	479

			3,871

		Denmark — 0.6%
6		Carlsberg A/S, Class B (m)	559
5		Novo Nordisk A/S, Class B (m)	605

			1,164

		Finland — 1.2%
19		Fortum OYJ (m)	579
10		Metso OYJ (m)	549
36		UPM-Kymmene OYJ (m)	750
9		Wartsila OYJ (m)	682

			2,560

		France — 9.1%
80		AXA S.A. (m)	1,685
32		BNP Paribas (m)	2,386
6		Casino Guichard Perrachon S.A. (m)	578
9		Cie de St-Gobain	543
37		Credit Agricole S.A. (m)	548
19		Edenred (a) (m)	449
41		France Telecom S.A. (m)	896
5		LVMH Moet Hennessy Louis Vuitton S.A. (m)	753
7		Pernod-Ricard S.A. (m)	657
4		PPR (m)	601
13		Renault S.A. (a) (m)	826
22		Rhodia S.A.(m)	643
30		Sanofi-Aventis S.A.(m)	2,074
6		Schneider Electric S.A. (m)	924
20		Societe Generale (m)	1,281
6		Technip S.A.(m)	546
50		Total S.A. (m)	2,911
9		Valeo S.A. (a) (m)	539

			18,840

		Germany — 7.6%
5		Allianz SE (m)	746
13		BASF SE (m)	993
17		Bayer AG (m)	1,261
8		Bayerische Motoren Werke AG (m)	602
7		Bilfinger Berger SE (m)	630
7		Continental AG (a) (m)	528
14		Daimler AG (a) (m)	998
26		Deutsche Lufthansa AG (a) (m)	551
31		Deutsche Post AG (m)	576
32		E.ON AG (m)	1,064
8		Hannover Rueckversicherung AG (m)	471
8		HeidelbergCement AG (m)	517
73		Infineon Technologies AG (a) (m)	774
25		Kloeckner & Co. SE (a) (m)	794
8		Lanxess AG (m)	589
4		Linde AG (m)	614
9		Rheinmetall AG (m)	732
13		SAP AG (m)	753
20		Siemens AG (m)	2,577

			15,770

		Greece — 0.2%
22		Folli Follie Group (a) (m)	434

		Hong Kong — 2.9%
185		AIA Group Ltd. (a) (m)	510
244		CNOOC Ltd. (m)	543
324		Galaxy Entertainment Group Ltd. (a) (m)	501
1,524		Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	520
58		Hutchison Whampoa Ltd. (m)	679
21		Jardine Strategic Holdings Ltd. (m)	579
81		Kingboard Chemical Holdings Ltd. (m)	460
49		Orient Overseas International Ltd. (m)	489
39		Sun Hung Kai Properties Ltd. (m)	656

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Hong Kong — Continued
37	Swire Pacific Ltd., Class A (m)	585
75	Wharf Holdings Ltd. (m)	570

		6,092

	India — 0.9%
13	ICICI Bank Ltd., ADR (m)	581
18	Tata Motors Ltd., ADR (m)	436
141	Yes Bank Ltd. (m)	809

		1,826

	Indonesia — 0.5%
99	Astra International Tbk PT (m)	539
991	Bank Rakyat Indonesia Persero Tbk PT (m)	535

		1,074

	Ireland — 0.7%
27	Shire plc (m)	707
58	WPP plc (m)	722

		1,429

	Israel — 0.3%
10	Teva Pharmaceutical Industries Ltd., ADR (m)	540

	Italy — 3.4%
38	Banca Generali S.p.A. (m)	516
20	Danieli & C Officine Meccaniche S.p.A. (m)	623
91	Davide Campari-Milano S.p.A. (m)	583
111	Enel S.p.A. (m)	628
23	ENI S.p.A. (m)	556
60	Fiat Industrial S.p.A. (a) (m)	819
27	Indesit Co. S.p.A. (m)	298
351	Intesa Sanpaolo S.p.A. (m)	1,169
109	Snam Rete Gas S.p.A. (m)	573
507	Telecom Italia S.p.A. (m)	603
236	UniCredit S.p.A. (m)	585

		6,953

	Japan — 18.3%
48	Aeon Co., Ltd. (m)	599
22	Aisin Seiki Co., Ltd. (m)	832
60	Asahi Glass Co., Ltd. (m)	749
43	Brother Industries Ltd. (m)	662
17	Canon, Inc. (m)	852
40	Century Tokyo Leasing Corp. (m)	699
90	Chiba Bank Ltd. (The) (m)	561
10	Daito Trust Construction Co., Ltd. (m)	688
46	Daiwa House Industry Co., Ltd. (m)	562
14	FamilyMart Co., Ltd. (m)	528
4	FANUC Corp. (m)	617
22	FCC Co., Ltd. (m)	495
75	Fuji Heavy Industries Ltd. (m)	642
113	Fukuoka Financial Group, Inc. (m)	484
120	Hitachi Ltd. (m)	656
31	Hitachi Transport System Ltd. (m)	475
43	Honda Motor Co., Ltd. (m)	1,832
148	Isuzu Motors Ltd. (m)	698
71	ITOCHU Corp. (m)	767
133	JX Holdings, Inc. (m)	902
41	Kansai Paint Co., Ltd. (m)	422
31	Komatsu Ltd. (m)	931
6	Kyocera Corp. (m)	668
12	Makita Corp. (m)	537
130	Marubeni Corp. (m)	979
39	Mitsubishi Corp. (m)	1,075
75	Mitsubishi Electric Corp. (m)	829
295	Mitsubishi UFJ Financial Group, Inc. (m)	1,532
41	Mitsui & Co., Ltd. (m)	699
34	Mitsui Fudosan Co., Ltd. (m)	694
80	Mitsui OSK Lines Ltd. (m)	523
9	Murata Manufacturing Co., Ltd. (m)	691
32	NGK Spark Plug Co., Ltd. (m)	497
36	Nippon Electric Glass Co., Ltd. (m)	543
84	Nippon Paint Co. Ltd. (m)	652
17	Nippon Telegraph & Telephone Corp. (m)	793
92	Nissan Motor Co., Ltd. (m)	929
10	Nitto Denko Corp. (m)	519
25	Omron Corp. (m)	647
6	Oriental Land Co., Ltd. (m)	534
8	ORIX Corp. (m)	747
1	Rakuten, Inc. (m)	687
4	SMC Corp. (m)	729
19	Sony Corp. (m)	640
58	Sumitomo Corp. (m)	834
48	Sumitomo Electric Industries Ltd. (m)	701
48	Sumitomo Mitsui Financial Group, Inc. (m)	1,625
23	Sumitomo Realty & Development Co., Ltd. (m)	560
125	Sumitomo Trust & Banking Co., Ltd. (The) (m)	754
9	Tokyo Electron Ltd. (m)	556
26	Toyota Motor Corp. (m)	1,050

		37,877

	Macau — 0.3%
232	Sands China Ltd. (a) (m)	576

	Mexico — 0.2%
240	Compartamos S.A.B. de C.V. (a) (m)	484

	Netherlands — 5.3%
76	Aegon N.V. (a) (m)	566
18	ASML Holding N.V. (m)	765
134	ING Groep N.V. CVA (a) (m)	1,524
62	Koninklijke KPN N.V. (m)	971
8	Nutreco N.V. (m)	570
126	Royal Dutch Shell plc, Class B (m)	4,375
75	Unilever N.V. CVA (m)	2,206

		10,977

	Norway — 0.9%
50	DnB NOR ASA (m)	690
35	Telenor ASA (m)	533
11	Yara International ASA (m)	595

		1,818

	Singapore — 0.5%
314	Genting Singapore plc (a) (m)	499
40	Singapore Airlines Ltd. (m)	464

		963

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	South Africa — 0.2%
84	Clicks Group Ltd. (m)	464

	South Korea — 0.9%
2	Honam Petrochemical Corp. (m)	618
4	Hyundai Motor Co. (m)	587
1	Samsung Electronics Co., Ltd. (m)	579

		1,784

	Spain — 2.2%
124	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,516
69	Iberdrola S.A. (m)	588
75	Telefonica S.A. (m)	1,871
16	Viscofan S.A. (m)	570

		4,545

	Sweden — 1.5%
26	Atlas Copco AB, Class A (m)	622
10	Lundin Petroleum AB (a)	129
22	SKF AB, Class B (m)	634
18	Svenska Handelsbanken AB, Class A (m)	626
25	Tele2 AB, Class B (m)	551
35	Volvo AB, Class B (a) (m)	608

		3,170

	Switzerland — 8.9%
40	ABB Ltd. (a) (m)	939
12	Cie Financiere Richemont S.A., Class A (m)	657
45	Credit Suisse Group AG (m)	2,014
88	Ferrexpo plc (m)	595
37	GAM Holding AG (a) (m)	658
81	Informa plc (m)	558
72	Nestle S.A. (m)	3,881
54	Novartis AG (m)	3,026
5	Sulzer AG (m)	695
4	Swiss Life Holding AG (a) (m)	640
74	UBS AG (a) (m)	1,323
17	Wolseley plc (a) (m)	587
70	Xstrata plc (m)	1,558
5	Zurich Financial Services AG (m)	1,343

		18,474

	Taiwan — 0.9%
75	Hon Hai Precision Industry Co., Ltd., GDR (m)	663
16	HTC Corp. (m)	538
54	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	700

		1,901

	United Kingdom — 22.1%
25	Aberdeen Asset Management plc	88
68	ARM Holdings plc (m)	559
132	Ashmore Group plc (m)	739
24	AstraZeneca plc (m)	1,149
140	Aviva plc (m)	997
80	Balfour Beatty plc (m)	430
409	Barclays plc (m)	1,918
78	BG Group plc (m)	1,757
419	BP plc (m)	3,292
30	British American Tobacco plc (m)	1,126
274	BT Group plc (m)	770
44	Burberry Group plc (m)	748
14	Carnival plc (m)	644
79	Carphone Warehouse Group plc (a) (m)	508
128	Centrica plc (m)	655
64	Cookson Group plc (a) (m)	679
252	EnQuest plc (a) (m)	570
267	Enterprise Inns plc (a) (m)	458
188	GKN plc (m)	608
94	GlaxoSmithKline plc (m)	1,692
307	HSBC Holdings plc (m)	3,350
77	ICAP plc (m)	667
40	IMI plc (m)	559
99	Inchcape plc (a) (m)	591
29	Intercontinental Hotels Group plc (m)	603
104	Intermediate Capital Group plc (m)	566
123	International Personal Finance plc (m)	672
88	International Power plc (m)	592
75	Investec plc (m)	578
537	ITV plc (a) (m)	667
116	J Sainsbury plc (m)	707
27	Kazakhmys plc (m)	656
96	Kingfisher plc (m)	386
324	Legal & General Group plc (m)	577
126	Man Group plc (m)	593
25	Petrofac Ltd. (m)	629
135	Premier Farnell plc (m)	628
64	Prudential plc (m)	698
25	Renishaw plc (m)	659
48	Rio Tinto plc (m)	3,291
868	Royal Bank of Scotland Group plc (a) (m)	579
53	Standard Chartered plc (m)	1,370
24	Subsea 7 S.A. (m)	588
1,007	Taylor Wimpey plc (a) (m)	558
44	Travis Perkins plc (m)	710
28	Tullow Oil plc (m)	596
1,218	Vodafone Group plc (m)	3,418
18	Weir Group plc (The) (m)	447
18	Whitbread plc (m)	498

		45,820

	Total Common Stocks (Cost $161,218)	205,763

Preferred Stocks — 0.7%
	Germany — 0.7%
9	Henkel AG & Co. KGaA (m)	519
6	Volkswagen AG (m)	965

	Total Preferred Stocks (Cost $1,103)	1,484

Short-Term Investment — 0.1%
	Investment Company — 0.1%
301	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l)	301

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — Continued
	Investment Company — Continued (Cost $301)
	Total Investments — 100.1% (Cost $162,622)	207,548
	Liabilities in Excess of Other Assets — (0.1)%	(186)

	NET ASSETS — 100.0%	$207,362

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	8 .4
Metals & Mining	6 .1
Machinery	5 .7
Pharmaceuticals	5 .3
Automobiles	4 .7
Capital Markets	4 .4
Insurance	4 .0
Diversified Telecommunication Services	3 .6
Food Products	3 .5
Trading Companies & Distributors	3 .1
Chemicals	3 .0
Electronic Equipment, Instruments & Components	2 .7
Industrial Conglomerates	2 .5
Hotels, Restaurants & Leisure	2 .4
Real Estate Management & Development	2 .1
Electrical Equipment	1 .9
Semiconductors & Semiconductor Equipment	1 .9
Diversified Financial Services	1 .7
Auto Components	1 .7
Wireless Telecommunication Services	1 .6
Electric Utilities	1 .4
Food & Staples Retailing	1 .2
Textiles, Apparel & Luxury Goods	1 .0
Others (each less than 1.0%)	13.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $203,340,000 and 98.0%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,597
Aggregate gross unrealized depreciation	(671)

Net unrealized appreciation/depreciation	$44,926

Federal income tax cost of investments	$162,622

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,947	$—	$10,947
Austria	—	2,369	—	2,369
Belgium	—	2,022	—	2,022
Bermuda	—	512	—	512
Brazil	507	—	—	507
China	658	3,213	—	3,871
Denmark	—	1,164	—	1,164
Finland	—	2,560	—	2,560
France	—	18,840	—	18,840
Germany	—	15,770	—	15,770
Greece	—	434	—	434
Hong Kong	—	6,092	—	6,092
India	436	1,390	—	1,826
Indonesia	—	1,074	—	1,074
Ireland	—	1,429	—	1,429
Israel	—	540	—	540
Italy	—	6,953	—	6,953
Japan	—	37,877	—	37,877
Macau	—	576	—	576
Mexico	484	—	—	484
Netherlands	—	10,977	—	10,977
Norway	—	1,818	—	1,818
Singapore	—	963	—	963
South Africa	—	464	—	464
South Korea	—	1,784	—	1,784
Spain	—	4,545	—	4,545
Sweden	—	3,170	—	3,170
Switzerland	—	18,474	—	18,474
Taiwan	—	1,901	—	1,901
United Kingdom	—	45,820	—	45,820

Total	2,085	203,678	—	205,763

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Preferred Stocks
Germany	—	1,484	—	1,484

Total	—	1,484	—	1,484

Short-Term Investment
Investment Company	301	—	—	301

Total Investments in Securities	$2,386	$205,162	$—	$207,548

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 79.3%
	Argentina — 4.2%
10	Banco Macro S.A., ADR (m)	438
36	Telecom Argentina S.A., ADR (m)	917
20	Tenaris S.A., ADR (m)	963
15	Ternium S.A., ADR (m)	577

		2,895

	Brazil — 47.8%
117	All America Latina Logistica S.A. (m)	989
127	Banco Bradesco S.A., ADR (m)	2,405
111	BR Malls Participacoes S.A. (m)	1,015
191	Brasil Brokers Participacoes S.A. (m)	928
64	BRF - Brasil Foods S.A. (m)	1,042
59	BRF - Brasil Foods S.A., ADR (m)	976
44	Cia de Concessoes Rodoviarias (m)	1,204
62	Cia Hering (m)	949
115	Cia Siderurgica Nacional S.A., ADR	1,957
120	Duratex S.A. (m)	1,150
17	EDP - Energias do Brasil S.A. (m)	376
38	Estacio Participacoes S.A. (m)	553
63	Fibria Celulose S.A. (a) (m)	971
71	Gol Linhas Aereas Inteligentes S.A., ADR (m)	1,034
79	Iochpe-Maxion S.A. (m)	947
5	Itau Unibanco Holding S.A. (m)	88
82	Localiza Rent A Car S.A. (m)	1,236
33	Lojas Renner S.A. (m)	963
1	M Dias Branco S.A. (m)	12
74	Marisa Lojas S.A. (m)	975
79	Mills Estruturas e Servicos de Engenharia S.A. (m)	990
128	MMX Mineracao e Metalicos S.A. (a) (m)	767
107	MRV Engenharia e Participacoes S.A. (m)	906
48	Multiplus S.A. (m)	898
35	Natura Cosmeticos S.A. (m)	889
102	Odontoprev S.A. (m)	1,371
227	OGX Petroleo e Gas Participacoes S.A. (a) (m)	2,340
190	PDG Realty S.A. Empreendimentos e Participacoes (m)	1,051
21	Souza Cruz S.A. (m)	997
47	Sul America S.A. (m)	519
13	Totvs S.A. (m)	1,266
57	Weg S.A. (m)	679
35	Wilson Sons Ltd. BDR (m)	659

		33,102

	Canada — 2.6%
45	Pacific Rubiales Energy Corp. (m)	1,562
22	Yamana Gold, Inc. (m)	247

		1,809

	Chile — 0.4%
111	E-CL S.A. (m)	285

	Mexico — 17.7%
11	Alfa S.A.B. de C.V., Class A	123
49	America Movil S.A.B. de C.V., Series L, , ADR (m)	2,795
47	Cemex S.A.B. de C.V., ADR (a) (m)	445
741	Compartamos S.A.B. de C.V. (a) (m)	1,497
21	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	1,114
13	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	702
230	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,024
235	Grupo Mexico S.A.B. de C.V., Class B (m)	921
36	Grupo Televisa S.A., ADR (a) (m)	866
300	Mexichem S.A.B. de C.V. (m)	1,072
32	NII Holdings, Inc. (a) (m)	1,342
130	Urbi Desarrollos Urbanos S.A.B. de C.V. (a) (m)	316

		12,217

	Panama — 0.8%
10	Copa Holdings S.A., Class A (m)	579

	Peru — 1.8%
35	Intergroup Financial Services Corp. (m)	1,215

	United Kingdom — 2.8%
45	Antofagasta plc (m)	1,013
76	Wellstream Holdings plc (m)	958

		1,971

	United States — 1.2%
24	First Cash Financial Services, Inc. (a) (m)	798

	Total Common Stocks (Cost $51,547)	54,871

Preferred Stocks — 16.9%
	Brazil — 16.9%
118	Banco ABC Brasil S.A. (m)	957
159	Banco do Estado do Rio Grande do Sul (m)	1,560
72	Banco Industrial e Comercial S.A. (m)	530
79	Cia de Bebidas das Americas, ADR (m)	2,105
21	Cia de Transmissao de Energia Electrica Paulista (m)	641
168	Gerdau S.A., ADR (m)	2,220
43	Itau Unibanco Holding S.A. (m)	928
139	Randon Participacoes S.A. (m)	960
58	Usinas Siderurgicas de Minas Gerais S.A., Class A (m)	675
33	Vivo Participacoes S.A., ADR (m)	1,116

	Total Preferred Stocks (Cost $11,339)	11,692

1

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.8%
	Investment Company — 2.8%
1,950	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $1,950)	1,950

	Total Investments — 99.0% (Cost $64,836)	68,513
	Other Assets in Excess of Liabilities — 1.0%	664
	NET ASSETS — 100.0%	$69,177

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.8%
Metals & Mining	12.2
Wireless Telecommunication Services	7.7
Oil, Gas & Consumable Fuels	5.7
Beverages	4.7
Machinery	3.8
Transportation Infrastructure	3.7
Household Durables	3.3
Road & Rail	3.2
Paper & Forest Products	3.1
Food Products	3.0
Real Estate Management & Development	2.8
Multiline Retail	2.8
Energy Equipment & Services	2.8
Airlines	2.4
Health Care Providers & Services	2.0
Electric Utilities	1.9
Software	1.8
Diversified Financial Services	1.8
Chemicals	1.6
Tobacco	1.5
Trading Companies & Distributors	1.4
Textiles, Apparel & Luxury Goods	1.4
Diversified Telecommunication Services	1.3
Commercial Services & Supplies	1.3
Personal Products	1.3
Media	1.3
Consumer Finance	1.2
Short-Term Investment	2.8
Others (each less than 1.0%)	2.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depository Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,971,000 and 2.9%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,704
Aggregate gross unrealized depreciation	(2,027)

Net unrealized appreciation/depreciation	$3,677

Federal income tax cost of investments	$64,836

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$438	$2,457	$—	$2,895
Brazil	29,135	3,967	—	33,102
Canada	1,809	—	—	1,809
Chile	285	—	—	285
Mexico	7,161	5,056	—	12,217
Panama	579	—	—	579
Peru	1,215	—	—	1,215
United Kingdom	—	1,971	—	1,971
United States	798	—	—	798

Total	41,420	13,451	—	54,871

Preferred Stocks
Brazil	6,559	5,133	—	11,692

Total	6,559	5,133	—	11,692

Short-Term Investments
Investment Companies	1,950	—	—	1,950

Total Investments in Securities	$49,929	$18,584	$—	$68,513

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 98.4% (j)
Common Stocks — 78.6%
Consumer Discretionary — 14.9%
	Auto Components — 3.2%
4	Johnson Controls, Inc.	165

	Automobiles — 1.7%
2	Harley-Davidson, Inc.	87

	Hotels, Restaurants & Leisure — 2.6%
1	Darden Restaurants, Inc.	38
1	Gaylord Entertainment Co. (a)	47
6	Morgans Hotel Group Co. (a)	50

		135

	Internet & Catalog Retail — 3.7%
1	Amazon.com, Inc. (a)	187

	Media — 2.6%
2	Lamar Advertising Co., Class A (a)	85
1	Scripps Networks Interactive, Inc., Class A	51

		136

	Textiles, Apparel & Luxury Goods — 1.1%
1	Coach, Inc.	54

	Total Consumer Discretionary	764

Energy — 11.5%
	Energy Equipment & Services — 5.6%
3	Cameron International Corp. (a)	133
2	Schlumberger Ltd.	151

		284

	Oil, Gas & Consumable Fuels — 5.9%
2	Concho Resources, Inc. (a)	173
3	Forest Oil Corp. (a)	128

		301

	Total Energy	585

Health Care — 17.5%
	Biotechnology — 0.8%
6	Halozyme Therapeutics, Inc. (a)	43

	Health Care Equipment & Supplies — 0.8%
5	Imris, Inc., (Canada) (a)	42

	Health Care Providers & Services — 4.9%
5	Emeritus Corp. (a)	86
3	Healthspring, Inc. (a)	85
3	Lincare Holdings, Inc.	81

		252

	Health Care Technology — 3.2%
6	Omnicell, Inc. (a)	79
6	Vital Images, Inc. (a)	84

		163

	Life Sciences Tools & Services — 4.0%
2	Agilent Technologies, Inc. (a)	100
6	Bruker Corp. (a)	107

		207

	Pharmaceuticals — 3.8%
5	Valeant Pharmaceuticals International, Inc., (Canada)	194

	Total Health Care	901

Industrials — 14.2%
	Aerospace & Defense — 2.1%
1	Goodrich Corp.	109

	Electrical Equipment — 1.9%
2	Hubbell, Inc., Class B	98

	Machinery — 6.2%
1	AGCO Corp. (a)	46
1	Cummins, Inc.	64
1	Deere & Co.	118
2	Wabtec Corp.	92

		320

	Professional Services — 0.9%
2	Heidrick & Struggles International, Inc.	46

	Road & Rail — 1.0%
4	Avis Budget Group, Inc. (a)	51

	Trading Companies & Distributors — 2.1%
1	W.W. Grainger, Inc.	105

	Total Industrials	729

Information Technology — 17.1%
	Computers & Peripherals — 5.9%
1	Apple, Inc. (a)	305

	Electronic Equipment, Instruments & Components — 2.0%
3	Tyco Electronics Ltd., (Switzerland)	101

	Semiconductors & Semiconductor Equipment — 4.5%
1	Altera Corp.	53
3	Lam Research Corp. (a)	125
1	Varian Semiconductor Equipment Associates, Inc. (a)	53

		231

	Software — 4.7%
2	Concur Technologies, Inc. (a)	76
1	Salesforce.com, Inc. (a)	90
1	VMware, Inc., Class A (a)	77

		243

	Total Information Technology	880

Materials — 3.4%
	Chemicals — 1.5%
1	Sherwin-Williams Co. (The)	76

	Containers & Packaging — 1.9%
2	Greif, Inc., Class A	101

	Total Materials	177

	Total Common Stocks (Cost $3,769)	4,036

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 19.8%
	Investment Company — 19.8%
1,020	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.115% (b) (l) (Cost $1,020)	1,020

	Total Investments — 98.4% (Cost $4,789)	5,056
	Other Assets in Excess of Liabilities — 1.6%	84

	NET ASSETS — 100.0%	$5,140

Short Positions — 40.5%
Common Stocks — 33.5%
Consumer Discretionary — 8.0%
	Hotels, Restaurants & Leisure — 1.2%
6	Boyd Gaming Corp. (a)	61

	Internet & Catalog Retail — 0.8%
2	HSN, Inc. (a)	42

	Media — 0.8%
1	DreamWorks Animation SKG, Inc., Class A (a)
		39

	Multiline Retail — 2.5%
2	Dollar General Corp. (a)	50
1	Family Dollar Stores, Inc.	42
1	J.C. Penney Co., Inc.	38

		130

	Specialty Retail — 2.0%
2	Rue21, Inc. (a)	50
1	TJX Cos., Inc.	52

		102

	Textiles, Apparel & Luxury Goods — 0.7%
2	True Religion Apparel, Inc. (a)	37

	Total Consumer Discretionary	411

Energy — 5.0%
	Energy Equipment & Services — 2.0%
4	Key Energy Services, Inc. (a)	46
1	Noble Corp., (Switzerland)	54

		100

	Oil, Gas & Consumable Fuels — 3.0%
2	Comstock Resources, Inc. (a)	42
1	Range Resources Corp.	65
2	Venoco, Inc. (a)	46

		153

	Total Energy	253

Health Care — 6.8%
	Biotechnology — 1.4%
3	Exact Sciences Corp. (a)	16
2	Genomic Health, Inc. (a)	53

		69

	Health Care Equipment & Supplies — 3.2%
1	Align Technology, Inc. (a)	25
3	Meridian Bioscience, Inc.	59
3	Quidel Corp. (a)	45
1	ResMed, Inc. (a)	35

		164

	Health Care Technology — 1.4%
4	Allscripts Healthcare Solutions, Inc. (a)
		74

	Life Sciences Tools & Services — 0.8%
2	QIAGEN N.V., (Netherlands) (a)	41

	Total Health Care	348

Industrials — 5.1%
	Commercial Services & Supplies — 1.0%
2	Tetra Tech, Inc. (a)	49

	Construction & Engineering — 1.1%
2	Aecom Technology Corp. (a)	56

	Machinery — 3.0%
1	Flowserve Corp.	62
1	Harsco Corp.	32
1	Illinois Tool Works, Inc.	59

		153

	Total Industrials	258

Information Technology — 7.0%
	Computers & Peripherals — 2.8%
8	Dell, Inc. (a)	100
3	Seagate Technology plc, (Ireland) (a)	48

		148

	Internet Software & Services — 1.0%
2	GSI Commerce, Inc. (a)	51

	Semiconductors & Semiconductor Equipment — 2.2%
4	Intel Corp.	77
1	OmniVision Technologies, Inc. (a)	36

		113

	Software — 1.0%
2	Blackbaud, Inc.	50

	Total Information Technology	362

Materials — 1.6%
	Construction Materials — 1.6%
3	Eagle Materials, Inc.	84

	Total Common Stocks (Cost $1,622)	1,716

Investment Companies — 7.0%
2	iShares Russell 2000 Growth Index Fund	209
3	SPDR S&P Retail ETF	153

	Total Investment Companies (Cost $362)	362

	Total Short Positions (Proceeds $1,984)	$2,078

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contacts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
(7)	Short Futures Outstanding E-mini S&P 500	03/18/11	$(449)	$(22)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of January 31, 2011.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308
Aggregate gross unrealized depreciation	(41)

Net unrealized appreciation/depreciation	$267

Federal income tax cost of investments	$4,789

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

2The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$5,056	$—	$—	$5,056

Total Liabilities in Securities Sold Short #	$(2,078)	$—	$—	$(2,078)

Depreciation in Other Financial Instruments Futures Contracts	$(22)	$—	$—	$(22)

There were no significant transfers between Levels 1 and 2 during three months ended January 31, 2011

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOIs. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 105.8% (j)
Common Stocks — 105.5%
Consumer Discretionary — 13.8%
	Auto Components — 1.2%
25	Johnson Controls, Inc.	969

	Automobiles — 0.9%
21	General Motors Co. (a)	754

	Hotels, Restaurants & Leisure — 1.1%
8	Carnival Corp.	363
3	International Game Technology	44
11	Royal Caribbean Cruises Ltd. (a)	516

		923

	Household Durables — 0.8%
12	Lennar Corp., Class A	236
1	NVR, Inc. (a)	390

		626

	Internet & Catalog Retail — 1.5%
7	Amazon.com, Inc. (a)	1,213

	Media — 5.6%
42	CBS Corp., Class B	841
15	Discovery Communications, Inc., Class A (a)	579
26	Gannett Co., Inc.	386
57	Time Warner, Inc.	1,798
27	Walt Disney Co. (The)	1,043

		4,647

	Multiline Retail — 1.1%
5	Family Dollar Stores, Inc.	223
8	Kohl’s Corp. (a)	394
14	Macy’s, Inc.	326

		943

	Specialty Retail — 1.0%
2	AutoZone, Inc. (a)	416
11	GameStop Corp., Class A (a)	236
8	Staples, Inc.	181

		833

	Textiles, Apparel & Luxury Goods — 0.6%
9	Coach, Inc.	509

	Total Consumer Discretionary	11,417

Consumer Staples — 12.5%
	Beverages — 3.0%
16	Coca-Cola Co. (The)	1,006
9	Dr. Pepper Snapple Group, Inc.	330
18	PepsiCo, Inc.	1,175

		2,511

	Food & Staples Retailing — 0.5%
19	Kroger Co. (The)	405

	Food Products — 5.9%
12	Archer-Daniels-Midland Co.	400
9	Campbell Soup Co.	297
66	ConAgra Foods, Inc.	1,484
71	General Mills, Inc.	2,456
4	Kellogg Co.	203

		4,840

	Household Products — 2.3%
18	Colgate-Palmolive Co.	1,378
9	Procter & Gamble Co. (The)	543

		1,921

	Personal Products — 0.8%
23	Avon Products, Inc.	647

	Total Consumer Staples	10,324

Energy — 4.6%
	Energy Equipment & Services — 1.1%
7	Cameron International Corp. (a)	367
12	Nabors Industries Ltd., (Bermuda) (a)	303
8	Rowan Cos., Inc. (a)	274

		944

	Oil, Gas & Consumable Fuels — 3.5%
4	Apache Corp.	464
6	Devon Energy Corp.	500
6	EOG Resources, Inc.	647
5	Noble Energy, Inc.	474
5	Occidental Petroleum Corp.	531
6	Southwestern Energy Co. (a)	235

		2,851

	Total Energy	3,795

Financials — 21.8%
	Capital Markets — 1.4%
4	Goldman Sachs Group, Inc. (The)	577
9	Morgan Stanley	265
7	State Street Corp.	343

		1,185

	Commercial Banks — 2.7%
7	BB&T Corp.	187
6	Comerica, Inc.	223
12	Fifth Third Bancorp	185
42	Huntington Bancshares, Inc.	305
61	Popular, Inc. (a)	196
24	Regions Financial Corp.	167
4	SVB Financial Group (a)	204
6	TCF Financial Corp.	87
15	Wells Fargo & Co.	502
7	Zions Bancorp	172

		2,228

	Consumer Finance — 0.4%
7	American Express Co.	303

	Diversified Financial Services — 0.6%
24	Bank of America Corp.	333
41	Citigroup, Inc. (a)	200

		533

	Insurance — 8.3%
25	ACE Ltd., (Switzerland)	1,548
17	Aflac, Inc. (m)	977
6	Allstate Corp. (The)	196
4	Everest Re Group Ltd., (Bermuda)	376
29	MetLife, Inc.	1,338
3	PartnerRe Ltd., (Bermuda)	258

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Insurance — Continued
19	Prudential Financial, Inc.	1,186
7	RenaissanceRe Holdings Ltd., (Bermuda)	478
21	XL Group plc, (Ireland)	488

		6,845

	Real Estate Investment Trusts (REITs) — 8.1%
5	Alexandria Real Estate Equities, Inc.	370
26	Brandywine Realty Trust	300
15	BRE Properties, Inc.	653
8	Camden Property Trust	440
7	Corporate Office Properties Trust	258
8	Digital Realty Trust, Inc.	439
21	DuPont Fabros Technology, Inc.	482
16	HCP, Inc.	581
9	Health Care REIT, Inc.	429
24	Omega Healthcare Investors, Inc.	544
18	Pennsylvania Real Estate Investment Trust	249
10	Plum Creek Timber Co., Inc.	423
6	Regency Centers Corp.	274
8	Simon Property Group, Inc.	815
43	Strategic Hotels & Resorts, Inc. (a)	235
19	U-Store-It Trust	183

		6,675

	Real Estate Management & Development — 0.3%
18	Hudson Pacific Properties, Inc.	260

	Total Financials	18,029

Health Care — 3.8%
	Biotechnology — 2.3%
4	Alexion Pharmaceuticals, Inc. (a)	340
5	Biogen Idec, Inc. (a)	341
16	Celgene Corp. (a)	827
12	Dendreon Corp. (a)	420

		1,928

	Pharmaceuticals — 1.5%
12	Abbott Laboratories (m)	553
19	Merck & Co., Inc.	643

		1,196

	Total Health Care	3,124

Industrials — 11.3%
	Aerospace & Defense — 4.1%
23	Honeywell International, Inc.	1,298
14	Northrop Grumman Corp.	982
14	United Technologies Corp.	1,110

		3,390

	Construction & Engineering — 0.6%
8	Fluor Corp.	541

	Industrial Conglomerates — 2.7%
6	3M Co.	539
15	Textron, Inc.	384
30	Tyco International Ltd., (Switzerland)	1,335

		2,258

	Machinery — 1.2%
18	PACCAR, Inc.	1,004

	Road & Rail — 2.7%
13	CSX Corp.	936
10	Norfolk Southern Corp.	591
7	Union Pacific Corp.	692

		2,219

	Total Industrials	9,412

Information Technology — 18.7%
	Communications Equipment — 2.8%
37	Cisco Systems, Inc. (a)	780
19	Juniper Networks, Inc. (a)	710
15	QUALCOMM, Inc.	833

		2,323

	Computers & Peripherals — 1.4%
2	Apple, Inc. (a)	653
11	SanDisk Corp. (a)	494

		1,147

	Electronic Equipment, Instruments & Components — 0.6%
23	Corning, Inc.	512

	IT Services — 1.8%
10	Cognizant Technology Solutions
	Corp., Class A (a)	701
7	Computer Sciences Corp.	381
18	Genpact Ltd., (Bermuda) (a)	278
2	Global Payments, Inc.	111

		1,471

	Semiconductors & Semiconductor Equipment — 10.8%
36	Analog Devices, Inc.	1,385
33	Applied Materials, Inc.	511
40	Broadcom Corp., Class A	1,788
27	Intersil Corp., Class A	410
12	Lam Research Corp. (a)	611
43	Marvell Technology Group Ltd., (Bermuda) (a)	821
29	Micron Technology, Inc. (a)	306
17	National Semiconductor Corp.	252
30	Novellus Systems, Inc. (a)	1,086
12	NVIDIA Corp. (a)	281
47	Xilinx, Inc.	1,523

		8,974

	Software — 1.3%
11	Adobe Systems, Inc. (a) (m)	373
3	Citrix Systems, Inc. (a)	194
17	Microsoft Corp.	473

		1,040

	Total Information Technology	15,467

Materials — 8.9%
	Chemicals — 6.4%
10	Air Products & Chemicals, Inc. (m)	850
41	Dow Chemical Co. (The)	1,442
37	E.l. du Pont de Nemours & Co.	1,875

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Chemicals — Continued
17	Georgia Gulf Corp. (a)	439
7	PPG Industries, Inc.	553
4	Westlake Chemical Corp.	171

		5,330

	Metals & Mining — 2.5%
26	Alcoa, Inc.	436
13	Freeport-McMoRan Copper & Gold, Inc.	1,385
7	Vale S.A., (Brazil), ADR	236

		2,057

	Total Materials	7,387

Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 1.1%
27	Verizon Communications, Inc.	948

	Wireless Telecommunication Services — 2.2%
10	Crown Castle International Corp. (a)	419
307	Sprint Nextel Corp. (a)	1,386

		1,805

	Total Telecommunication Services	2,753

Utilities — 6.8%
	Electric Utilities — 3.9%
18	American Electric Power Co., Inc.	640
2	Edison International	58
22	NextEra Energy, Inc.	1,195
12	Northeast Utilities	393
64	NV Energy, Inc.	923

		3,209

	Multi-Utilities — 2.3%
15	CMS Energy Corp.	291
11	PG&E Corp.	515
24	Public Service Enterprise Group, Inc.	779
7	Sempra Energy	350

		1,935

	Water Utilities — 0.6%
19	American Water Works Co., Inc.	474

	Total Utilities	5,618

	Total Common Stocks (Cost $79,945)	87,326

Short-Term Investment — 0.3%
	Investment Company — 0.3%
232	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $232)	232

	Total Investments — 105.8% (Cost $80,177)	87,558
	Liabilities in Excess of Other Assets — (5.8)%	(4,791)

	NET ASSETS — 100.0%	$82,767

Short Positions — 88.2%
Common Stocks — 88.1%
Consumer Discretionary — 6.6%
	Automobiles — 0.6%
32	Ford Motor Co. (a)	507

	Hotels, Restaurants & Leisure — 0.8%
9	Cheesecake Factory, Inc. (The) (a)	276
9	Marriott International, Inc., Class A	362

		638

	Household Durables — 0.3%
5	MDC Holdings, Inc.	152
8	Ryland Group, Inc.	141

		293

	Media — 4.4%
16	Comcast Corp., Class A	357
41	New York Times Co. (The), Class A (a)	415
49	News Corp., Class B	813
11	Omnicom Group, Inc.	506
15	Scripps Networks Interactive, Inc., Class A	709
4	Time Warner Cable, Inc.	300
1	Washington Post Co. (The), Class B	561

		3,661

	Multiline Retail — 0.3%
8	Dollar General Corp. (a)	215

	Specialty Retail — 0.2%
8	Gap, Inc. (The)	162

	Total Consumer Discretionary	5,476

Consumer Staples — 10.6%
	Food & Staples Retailing — 0.8%
9	Safeway, Inc.	180
4	Wal-Mart Stores, Inc.	220
5	Whole Foods Market, Inc.	263

		663

	Food Products — 3.2%
31	H.J. Heinz Co.	1,466
25	Hershey Co. (The)	1,167

		2,633

	Household Products — 1.6%
14	Clorox Co.	901
6	Kimberly-Clark Corp.	420

		1,321

	Personal Products — 1.2%
12	Estee Lauder Cos., Inc. (The), Class A	996

	Tobacco — 3.8%
74	Altria Group, Inc.	1,746
24	Philip Morris International, Inc.	1,374

		3,120

	Total Consumer Staples	8,733

Energy — 4.3%
	Energy Equipment & Services — 2.7%
4	Diamond Offshore Drilling, Inc.	255

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Energy Equipment & Services — Continued
5	Noble Corp., (Switzerland)	181
8	Pride International, Inc. (a)	257
29	Tenaris S.A., (Luxembourg), ADR	1,389
2	Transocean Ltd., (Switzerland) (a)	172

		2,254

	Oil, Gas & Consumable Fuels — 1.6%
21	Denbury Resources, Inc. (a)	422
12	Encana Corp., (Canada)	373
4	Sunoco, Inc.	165
18	Tesoro Corp. (a)	353

		1,313

	Total Energy	3,567

Financials — 20.6%
	Capital Markets — 2.5%
7	Ameriprise Financial, Inc.	439
11	Charles Schwab Corp. (The)	207
11	Federated Investors, Inc., Class B	287
2	Franklin Resources, Inc.	272
7	Northern Trust Corp.	366
5	T. Rowe Price Group, Inc.	312
10	TD AMERITRADE Holding Corp.	210

		2,093

	Commercial Banks — 2.9%
6	Bank of Hawaii Corp.	282
7	Commerce Bancshares, Inc.	293
7	Cullen/Frost Bankers, Inc.	390
28	KeyCorp	246
7	Prosperity Bancshares, Inc.	292
9	UMB Financial Corp.	381
25	Valley National Bancorp	343
3	Westamerica Bancorp	168

		2,395

	Insurance — 6.7%
10	American International Group, Inc. (a)	389
11	AON Corp.	503
8	Chubb Corp.	463
12	Lincoln National Corp.	343
15	Marsh & McLennan Cos., Inc.	429
27	Principal Financial Group, Inc.	893
36	Progressive Corp. (The)	720
14	Travelers Cos., Inc. (The)	773
38	W.R. Berkley Corp.	1,063

		5,576

	Real Estate Investment Trusts (REITs) — 8.1%
8	American Campus Communities, Inc.	250
4	AvalonBay Communities, Inc.	442
25	CBL & Associates Properties, Inc.	425
30	Developers Diversified Realty Corp.	412
37	Extra Space Storage, Inc.	705
7	General Growth Properties, Inc. (a)	101
18	Highwoods Properties, Inc.	604
29	Kimco Realty Corp.	516
12	National Retail Properties, Inc.	305
18	Post Properties, Inc.	668
21	Realty Income Corp.	741
4	SL Green Realty Corp.	279
7	Taubman Centers, Inc.	383
15	Ventas, Inc.	812
2	Washington Real Estate Investment Trust	52

		6,695

	Thrifts & Mortgage Finance — 0.4%
18	New York Community Bancorp, Inc.	332

	Total Financials	17,091

Health Care — 3.3%
	Biotechnology — 0.9%
7	Amgen, Inc. (a)	393
13	Isis Pharmaceuticals, Inc. (a)	116
5	Vertex Pharmaceuticals, Inc. (a)	191

		700

	Life Sciences Tools & Services — 0.5%
11	Agilent Technologies, Inc. (a)	451

	Pharmaceuticals — 1.9%
22	Eli Lilly & Co.	749
5	Forest Laboratories, Inc. (a)	164
11	Johnson & Johnson	646

		1,559

	Total Health Care	2,710

Industrials — 13.8%
	Aerospace & Defense — 3.9%
12	Boeing Co. (The)	804
3	General Dynamics Corp.	260
22	Lockheed Martin Corp.	1,723
8	Raytheon Co.	394

		3,181

	Air Freight & Logistics — 1.2%
4	FedEx Corp.	339
9	United Parcel Service, Inc., Class B	655

		994

	Electrical Equipment — 0.8%
9	Rockwell Automation, Inc.	694

	Machinery — 6.2%
16	Caterpillar, Inc.	1,576
24	Dover Corp.	1,513
10	Eaton Corp.	1,095
20	Ingersoll-Rand plc, (Ireland)	954

		5,138

	Road & Rail — 1.3%
20	Heartland Express, Inc.	322
14	Knight Transportation, Inc.	274
19	Werner Enterprises, Inc.	477

		1,073

	Trading Companies & Distributors — 0.4%
2	W.W. Grainger, Inc.	301

	Total Industrials	11,381

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Information Technology — 14.9%
	Communications Equipment — 0.3%
8	Motorola Solutions, Inc. (a)	291

	Internet Software & Services — 2.3%
3	AOL, Inc. (a)	67
43	eBay, Inc. (a)	1,299
1	Google, Inc., Class A (a)	498

		1,864

	IT Services — 0.9%
3	Automatic Data Processing, Inc.	166
11	Paychex, Inc.	367
14	SAIC, Inc. (a)	237

		770

	Semiconductors & Semiconductor Equipment — 10.6%
12	ASML Holding N.V., (Netherlands)	507
15	Atmel Corp. (a)	209
48	Cypress Semiconductor Corp. (a)	1,048
70	Linear Technology Corp.	2,431
9	Maxim Integrated Products, Inc.	245
65	Microchip Technology, Inc.	2,387
22	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	286
13	Teradyne, Inc. (a)	212
44	Texas Instruments, Inc.	1,484

		8,809

	Software — 0.8%
23	Electronic Arts, Inc. (a)	364
46	THQ, Inc. (a)	269

		633

	Total Information Technology	12,367

Materials — 5.2%
	Chemicals — 4.0%
14	Ecolab, Inc.	679
14	OM Group, Inc. (a)	519
12	Praxair, Inc.	1,090
4	Sherwin-Williams Co. (The)	361
17	Valspar Corp.	628

		3,277

	Metals & Mining — 1.2%
20	AK Steel Holding Corp.	323
10	Nucor Corp.	451
5	United States Steel Corp.	260

		1,034

	Total Materials	4,311

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
33	AT&T, Inc.	896

Utilities — 7.7%
	Electric Utilities — 2.9%
15	Allegheny Energy, Inc.	388
9	Entergy Corp.	629
25	Exelon Corp.	1,061
10	FirstEnergy Corp.	374

		2,452

	Independent Power Producers & Energy Traders — 0.7%
27	NRG Energy, Inc. (a)	552

	Multi-Utilities — 3.5%
21	Consolidated Edison, Inc.	1,032
20	Dominion Resources, Inc.	858
17	Wisconsin Energy Corp.	1,039

		2,929

	Water Utilities — 0.6%
20	Aqua America, Inc.	473
	Total Utilities	6,406

	Total Common Stocks (Cost $67,338)	72,938

No. of Warrants
Warrant — 0.1%
Financials — 0.1%
	Insurance — 0.1%
2	American International Group, Inc., expiring 01/19/21 (Cost $—) (a)	34

	Total Short Positions (Proceeds $67,338)	$72,972

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,998
Aggregate gross unrealized depreciation	(617)

Net unrealized appreciation/depreciation	$7,381

Federal income tax cost of investments	$80,177

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$87,558	$—	$—	$87,558

Total Liabilities in Securities Sold Short #	$(72,972)	$—	$—	$(72972)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 99.4% (j)
Common Stocks — 94.0%
Consumer Discretionary — 12.6%
		Auto Components — 1.0%
398		Johnson Controls, Inc.	15,288

		Automobiles — 0.5%
204		General Motors Co. (a)	7,437

		Hotels, Restaurants & Leisure — 0.6%
86		Carnival Corp.	3,836
29		Darden Restaurants, Inc.	1,371
19		International Game Technology	325
77		Royal Caribbean Cruises Ltd. (a)	3,462

			8,994

		Household Durables — 0.6%
98		Lennar Corp., Class A	1,895
8		NVR, Inc. (a)	6,120

			8,015

		Internet & Catalog Retail — 1.4%
124		Amazon.com, Inc. (a)	20,959

		Media — 6.1%
388		CBS Corp., Class B	7,696
151		Discovery Communications, Inc., Class A (a)	5,874
651		Gannett Co., Inc.	9,588
1,305		Time Warner, Inc.	41,046
631		Walt Disney Co. (The)	24,515

			88,719

		Multiline Retail — 0.9%
79		Family Dollar Stores, Inc.	3,356
117		Kohl’s Corp. (a)	5,949
157		Macy’s, Inc.	3,630

			12,935

		Specialty Retail — 1.1%
24		AutoZone, Inc. (a)	6,034
189		GameStop Corp., Class A (a)	3,983
262		Staples, Inc.	5,845

			15,862

		Textiles, Apparel & Luxury Goods — 0.4%
102		Coach, Inc.	5,528

		Total Consumer Discretionary	183,737

Consumer Staples — 8.3%
		Beverages — 1.6%
142		Coca-Cola Co. (The)	8,925
126		Dr. Pepper Snapple Group, Inc.	4,450
147		PepsiCo, Inc.	9,473

			22,848

		Food & Staples Retailing — 0.5%
91		CVS Caremark Corp.	3,106
230		Kroger Co. (The)	4,929

			8,035

		Food Products — 4.0%
159		Archer-Daniels-Midland Co.	5,198
163		Campbell Soup Co.	5,578
635		ConAgra Foods, Inc.	14,173
878		General Mills, Inc.	30,523
50		Kellogg Co.	2,515

			57,987

		Household Products — 1.7%
201		Colgate-Palmolive Co.	15,438
151		Procter & Gamble Co. (The)	9,552

			24,990

		Personal Products — 0.5%
245		Avon Products, Inc.	6,927
		Total Consumer Staples	120,787

Energy — 4.5%
		Energy Equipment & Services — 1.1%
89		Baker Hughes, Inc.	6,098
100		Cameron International Corp. (a)	5,319
119		Rowan Cos., Inc. (a)	4,090

			15,507

		Oil, Gas & Consumable Fuels — 3.4%
3		Anadarko Petroleum Corp.	208
73		Apache Corp.	8,755
58		Chevron Corp.	5,496
89		Devon Energy Corp.	7,858
132		EOG Resources, Inc.	13,996
56		Noble Energy, Inc.	5,092
92		Occidental Petroleum Corp.	8,936

			50,341

		Total Energy	65,848

Financials — 21.9%
		Capital Markets — 1.8%
53		Goldman Sachs Group, Inc. (The)	8,745
145		Invesco Ltd.	3,595
140		Morgan Stanley	4,128
206		State Street Corp.	9,606

			26,074

		Commercial Banks — 3.0%
235		BB&T Corp.	6,490
73		Comerica, Inc.	2,769
277		Fifth Third Bancorp	4,114
–	(h)	First Horizon National Corp. (a)	–	(h)
826		Huntington Bancshares, Inc.	5,977
1,151		Popular, Inc. (a)	3,696
666		Regions Financial Corp.	4,726
46		SVB Financial Group (a)	2,424
48		TCF Financial Corp.	716
284		Wells Fargo & Co.	9,198
166		Zions Bancorp	3,919

			44,029

		Consumer Finance — 0.3%
98		American Express Co.	4,260

		Diversified Financial Services — 0.8%
528		Bank of America Corp.	7,245

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Diversified Financial Services — Continued
1,042	Citigroup, Inc. (a)	5,022

		12,267

	Insurance — 7.7%
438	ACE Ltd., (Switzerland)	26,998
337	Aflac, Inc.	19,376
66	Allstate Corp. (The)	2,064
64	Everest Re Group Ltd., (Bermuda)	5,369
450	MetLife, Inc.	20,574
29	PartnerRe Ltd., (Bermuda)	2,358
351	Prudential Financial, Inc.	21,608
82	RenaissanceRe Holdings Ltd., (Bermuda)	5,399
365	XL Group plc, (Ireland)	8,354

		112,100

	Real Estate Investment Trusts (REITs) — 8.1%
73	Alexandria Real Estate Equities, Inc.	5,624
454	Brandywine Realty Trust	5,263
285	BRE Properties, Inc.	12,739
28	Camden Property Trust	1,574
57	Corporate Office Properties Trust	2,080
293	Digital Realty Trust, Inc.	15,923
410	DuPont Fabros Technology, Inc.	9,386
110	Education Realty Trust, Inc.	859
251	HCP, Inc.	9,291
148	Health Care REIT, Inc.	7,269
136	Nationwide Health Properties, Inc.	5,103
355	Omega Healthcare Investors, Inc.	7,915
178	Pebblebrook Hotel Trust	3,662
256	Pennsylvania Real Estate Investment Trust	3,497
18	Plum Creek Timber Co., Inc.	762
178	Regency Centers Corp.	7,673
111	Simon Property Group, Inc.	11,241
1,115	Strategic Hotels & Resorts, Inc. (a)	6,142
110	U-Store-It Trust	1,062

		117,065

	Real Estate Management & Development — 0.2%
182	Hudson Pacific Properties, Inc.	2,670

	Total Financials	318,465

Health Care — 4.6%
	Biotechnology — 2.4%
73	Alexion Pharmaceuticals, Inc. (a)	6,085
80	Biogen Idec, Inc. (a)	5,251
318	Celgene Corp. (a)	16,394
212	Dendreon Corp. (a)	7,435

		35,165

	Health Care Equipment & Supplies — 0.5%
144	Covidien plc, (Ireland)	6,833

	Health Care Providers & Services — 0.0% (g)
25	Aetna, Inc.	824

	Pharmaceuticals — 1.7%
327	Abbott Laboratories	14,788
299	Merck & Co., Inc.	9,919
		24,707

	Total Health Care	67,529

Industrials — 12.5%
	Aerospace & Defense — 4.0%
354	Honeywell International, Inc.	19,816
202	Northrop Grumman Corp.	14,016
300	United Technologies Corp.	24,378

		58,210

	Construction & Engineering — 0.6%
118	Fluor Corp.	8,178

	Industrial Conglomerates — 2.3%
93	3M Co.	8,159
131	Textron, Inc.	3,442
494	Tyco International Ltd., (Switzerland)	22,128

		33,729

	Machinery — 1.2%
312	PACCAR, Inc.	17,650

	Road & Rail — 4.3%
459	CSX Corp.	32,374
233	Norfolk Southern Corp.	14,233
167	Union Pacific Corp.	15,803

		62,410

	Trading Companies & Distributors — 0.1%
57	GATX Corp.	1,892

	Total Industrials	182,069

Information Technology — 14.0%
	Communications Equipment — 1.8%
488	Cisco Systems, Inc. (a)	10,325
307	Juniper Networks, Inc. (a)	11,413
75	QUALCOMM, Inc.	4,041

		25,779

	Computers & Peripherals — 1.4%
35	Apple, Inc. (a)	11,944
42	EMC Corp. (a)	1,038
170	SanDisk Corp. (a)	7,724

		20,706

	Electronic Equipment, Instruments & Components — 0.6%
378	Corning, Inc.	8,404

	IT Services — 1.2%
160	Cognizant Technology Solutions Corp., Class A (a)	11,672
37	Computer Sciences Corp.	1,956
224	Genpact Ltd., (Bermuda) (a)	3,395

		17,023

	Semiconductors & Semiconductor Equipment — 8.1%
565	Analog Devices, Inc.	21,943
193	Applied Materials, Inc.	3,023

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
490	Broadcom Corp., Class A	22,103
407	Intersil Corp., Class A	6,158
176	Lam Research Corp. (a)	8,781
430	Marvell Technology Group Ltd., (Bermuda) (a)	8,172
183	Micron Technology, Inc. (a)	1,926
227	National Semiconductor Corp.	3,443
419	Novellus Systems, Inc. (a)	15,106
257	NVIDIA Corp. (a)	6,145
634	Xilinx, Inc.	20,407
		117,207
	Software — 0.9%
167	Adobe Systems, Inc. (a)	5,529
43	Citrix Systems, Inc. (a)	2,717
198	Microsoft Corp.	5,497
		13,743
	Total Information Technology	202,862
Materials — 7.0%
	Chemicals — 5.2%
182	Air Products & Chemicals, Inc.	15,845
421	Dow Chemical Co. (The)	14,954
640	E.l. du Pont de Nemours & Co.	32,419
197	Georgia Gulf Corp. (a)	5,237
61	PPG Industries, Inc.	5,158
49	Westlake Chemical Corp.	1,905
		75,518
	Metals & Mining — 1.8%
364	Alcoa, Inc.	6,026
185	Freeport-McMoRan Copper & Gold, Inc.	20,097
		26,123
	Total Materials	101,641
Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 0.8%
327	Verizon Communications, Inc.	11,643
	Wireless Telecommunication Services — 1.9%
149	Crown Castle International Corp. (a)	6,271
4,650	Sprint Nextel Corp. (a)	21,018
		27,289
	Total Telecommunication Services	38,932
Utilities — 5.9%
	Electric Utilities — 3.4%
271	American Electric Power Co., Inc.	9,676
23	Edison International	845
338	NextEra Energy, Inc.	18,059
136	Northeast Utilities	4,470
1,131	NV Energy, Inc.	16,248
		49,298
	Multi-Utilities — 1.9%
75	CMS Energy Corp.	1,462
196	PG&E Corp.	9,052
371	Public Service Enterprise Group, Inc.	12,019
92	Sempra Energy	4,801
		27,334
	Water Utilities — 0.6%
353	American Water Works Co., Inc.	8,999
	Total Utilities	85,631
	Total Common Stocks (Cost $1,156,317)	1,367,501
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
2,115	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $2,122)	2,123

SHARES
Short-Term Investment — 5.3%
	Investment Company — 5.3%
77,067	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $77,067)	77,067
	Total Investments — 99.4% (Cost $1,235,506)	1,446,691
	Other Assets in Excess of Liabilities — 0.6%	8,263
	NET ASSETS — 100.0%	$1,454,954

Short Positions — 94.2%
Common Stocks — 94.2%
Consumer Discretionary — 8.2%
	Automobiles — 0.5%
472	Ford Motor Co. (a)	7,535
	Hotels, Restaurants & Leisure — 1.6%
166	Cheesecake Factory, Inc. (The) (a)	4,890
7	Chipotle Mexican Grill, Inc. (a)	1,598
164	Choice Hotels International, Inc.	6,209
274	Marriott International, Inc., Class A	10,803
		23,500
	Household Durables — 0.3%
81	MDC Holdings, Inc.	2,488
134	Ryland Group, Inc.	2,389
		4,877
	Leisure Equipment & Products — 0.1%
27	Mattel, Inc.	633
	Media — 5.1%
193	Comcast Corp., Class A	4,393
719	New York Times Co. (The), Class A (a)	7,268
950	News Corp., Class B	15,758

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Media — Continued
242	Omnicom Group, Inc.	10,872
206	Scripps Networks Interactive, Inc., Class A	9,584
123	Time Warner Cable, Inc.	8,318
237	Viacom, Inc., Class B	9,864
20	Washington Post Co. (The), Class B	8,713
		74,770
	Multiline Retail — 0.4%
180	Dollar General Corp. (a)	5,014
	Specialty Retail — 0.2%
138	Gap, Inc. (The)	2,663
	Total Consumer Discretionary	118,992
Consumer Staples — 9.0%
	Food & Staples Retailing — 1.5%
311	Safeway, Inc.	6,437
147	Wal-Mart Stores, Inc.	8,231
148	Whole Foods Market, Inc.	7,668
		22,336
	Food Products — 2.9%
298	H.J. Heinz Co.	14,141
459	Hershey Co. (The)	21,442
243	Kraft Foods, Inc., Class A	7,416
		42,999
	Household Products — 1.0%
132	Clorox Co.	8,295
93	Kimberly-Clark Corp.	6,001
		14,296
	Personal Products — 1.4%
248	Estee Lauder Cos., Inc. (The), Class A	19,975
	Tobacco — 2.2%
660	Altria Group, Inc.	15,514
280	Philip Morris International, Inc.	16,045
		31,559
	Total Consumer Staples	131,165
Energy — 5.9%
	Energy Equipment & Services — 3.4%
96	Diamond Offshore Drilling, Inc.	6,870
63	Noble Corp., (Switzerland)	2,413
143	Pride International, Inc. (a)	4,638
69	Schlumberger Ltd.	6,158
497	Tenaris S.A., (Luxembourg), ADR	23,439
30	Transocean Ltd., (Switzerland) (a)	2,414
143	Weatherford International Ltd., (Switzerland) (a)	3,401
		49,333
	Oil, Gas & Consumable Fuels — 2.5%
80	ConocoPhillips	5,731
390	Denbury Resources, Inc. (a)	7,926
338	Encana Corp., (Canada)	10,901
31	EQT Corp.	1,484
63	Sunoco, Inc.	2,675
385	Tesoro Corp. (a)	7,417
		36,134
	Total Energy	85,467
Financials — 22.0%
	Capital Markets — 3.8%
190	Ameriprise Financial, Inc.	11,707
178	Bank of New York Mellon Corp. (The)	5,568
18	BlackRock, Inc.	3,465
208	Charles Schwab Corp. (The)	3,755
345	Federated Investors, Inc., Class B	9,333
34	Franklin Resources, Inc.	4,054
226	Northern Trust Corp.	11,737
76	T. Rowe Price Group, Inc.	5,017
		54,636
	Commercial Banks — 2.7%
156	Bank of Hawaii Corp.	7,307
86	Commerce Bancshares, Inc.	3,544
115	Cullen/Frost Bankers, Inc.	6,651
283	KeyCorp	2,523
209	UMB Financial Corp.	8,478
564	Valley National Bancorp	7,637
54	Westamerica Bancorp	2,709
		38,849
	Insurance — 6.7%
182	American International Group, Inc. (a)	7,330
134	AON Corp.	6,143
144	Chubb Corp.	8,313
183	Lincoln National Corp.	5,263
177	Marsh & McLennan Cos., Inc.	4,946
486	Principal Financial Group, Inc.	15,926
868	Progressive Corp. (The)	17,195
242	Travelers Cos., Inc. (The)	13,587
666	W.R. Berkley Corp.	18,812
		97,515
	Real Estate Investment Trusts (REITs) — 8.5%
178	American Campus Communities, Inc.	5,750
80	AvalonBay Communities, Inc.	9,217
388	CBL & Associates Properties, Inc.	6,611
552	Developers Diversified Realty Corp.	7,500
751	Extra Space Storage, Inc.	14,441
175	General Growth Properties, Inc. (a)	2,595
371	Highwoods Properties, Inc.	12,154
176	Host Hotels & Resorts, Inc.	3,262
442	Kimco Realty Corp.	7,992
44	Liberty Property Trust	1,533
13	Macerich Co. (The)	633
191	National Retail Properties, Inc.	4,741
245	Post Properties, Inc.	9,079
210	Realty Income Corp.	7,324
73	SL Green Realty Corp.	5,282

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
220	Taubman Centers, Inc.	11,512
237	Ventas, Inc.	13,122
38	Washington Real Estate Investment Trust	1,160

		123,908

	Thrifts & Mortgage Finance — 0.3%
265	New York Community Bancorp, Inc.	4,851

	Total Financials	319,759

Health Care — 5.8%
	Biotechnology — 0.8%
97	Amgen, Inc. (a)	5,365
211	Isis Pharmaceuticals, Inc. (a)	1,924
108	Vertex Pharmaceuticals, Inc. (a)	4,208

		11,497

	Health Care Equipment & Supplies — 0.2%
32	Varian Medical Systems, Inc. (a)	2,179

	Health Care Providers & Services — 0.2%
32	Laboratory Corp. of America Holdings (a)	2,859

	Life Sciences Tools & Services — 0.7%
237	Agilent Technologies, Inc. (a)	9,893

	Pharmaceuticals — 3.9%
819	Eli Lilly & Co.	28,488
45	Forest Laboratories, Inc. (a)	1,435
423	Johnson & Johnson	25,274
38	Watson Pharmaceuticals, Inc. (a)	2,061

		57,258

	Total Health Care	83,686

Industrials — 12.6%
	Aerospace & Defense — 3.5%
204	Boeing Co. (The)	14,188
37	General Dynamics Corp.	2,797
354	Lockheed Martin Corp.	28,147
129	Raytheon Co.	6,431

		51,563

	Air Freight & Logistics — 1.0%
76	FedEx Corp.	6,855
118	United Parcel Service, Inc., Class B	8,451

		15,306

	Electrical Equipment — 1.4%
254	Rockwell Automation, Inc.	20,536

	Machinery — 4.8%
219	Caterpillar, Inc.	21,284
255	Dover Corp.	16,371
146	Eaton Corp.	15,752
343	Ingersoll-Rand plc, (Ireland)	16,166

		69,573

	Road & Rail — 1.9%
684	Heartland Express, Inc.	10,959
351	Knight Transportation, Inc.	6,685
378	Werner Enterprises, Inc.	9,312

		26,956

	Total Industrials	183,934

Information Technology — 16.9%
	Communications Equipment — 1.2%
192	Ciena Corp. (a)	4,225
120	Motorola Solutions, Inc. (a)	4,657
508	Nokia OYJ, (Finland), ADR	5,434
529	Tellabs, Inc.	2,801

		17,117

	Computers & Peripherals — 0.9%
514	Dell, Inc. (a)	6,764
74	Hewlett-Packard Co.	3,367
179	QLogic Corp. (a)	3,183

		13,314

	Internet Software & Services — 2.8%
95	AOL, Inc. (a)	2,222
858	eBay, Inc. (a)	26,046
16	Google, Inc., Class A (a)	9,786
157	Yahoo!, Inc. (a)	2,536

		40,590

	IT Services — 2.4%
243	Automatic Data Processing, Inc.	11,654
67	International Business Machines Corp.	10,854
265	Paychex, Inc.	8,464
211	SAIC, Inc. (a)	3,494
6	Visa, Inc., Class A	398

		34,864

	Semiconductors & Semiconductor Equipment — 8.8%
242	ASML Holding N.V., (Netherlands)	10,171
338	Atmel Corp. (a)	4,582
1,017	Cypress Semiconductor Corp. (a)	22,025
660	Linear Technology Corp.	22,966
129	Maxim Integrated Products, Inc.	3,338
807	Microchip Technology, Inc.	29,435
388	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	5,072
242	Teradyne, Inc. (a)	4,043
776	Texas Instruments, Inc.	26,318

		127,950

	Software — 0.8%
482	Electronic Arts, Inc. (a)	7,512
879	THQ, Inc. (a)	5,106

		12,618

	Total Information Technology	246,453

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Materials — 6.4%
	Chemicals — 5.1%
73	Ecolab, Inc.	3,627
196	Olin Corp.	3,814
379	OM Group, Inc. (a)	13,715
303	Praxair, Inc.	28,228
125	Sherwin-Williams Co. (The)	10,617
374	Valspar Corp.	13,958

		73,959

	Metals & Mining — 1.2%
336	AK Steel Holding Corp.	5,343
235	Nucor Corp.	10,768
39	U.S. Steel Corp.	2,255

		18,366

	Paper & Forest Products — 0.1%
40	International Paper Co.	1,158

	Total Materials	93,483

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
698	AT&T, Inc.	19,217

Utilities — 6.1%
	Electric Utilities — 2.5%
256	Allegheny Energy, Inc.	6,592
123	Entergy Corp.	8,884
324	Exelon Corp.	13,761
162	FirstEnergy Corp.	6,353

		35,590

	Independent Power Producers & Energy Traders — 0.4%
285	NRG Energy, Inc. (a)	5,916

	Multi-Utilities — 2.6%
266	Consolidated Edison, Inc.	13,276
312	Dominion Resources, Inc.	13,593
179	Wisconsin Energy Corp.	10,780

		37,649

	Water Utilities — 0.6%
406	Aqua America, Inc.	9,377

	Total Utilities	88,532

	Total Common Stocks (Cost $1,237,879)	1,370,688

NUMBEROF WARRANTS	SECURITY DESCRIPTION	VALUE ($)
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
44	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	634

	Total Short Positions (Proceeds $1,237,879)	1,371,322

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
34	E-mini S&P 500	03/18/11	$2,180	$9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,588
Aggregate gross unrealized depreciation	(6,403)

Net unrealized appreciation/depreciation	$211,185

Federal income tax cost of investments	$1,235,506

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,444,568	$2,123	$—	$1,446,691

Total Liabilities ##	$(1,366,250)	$(5,072)	$—	$(1,371,322)

Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—	$9

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
##	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.2%
Consumer Discretionary — 5.2%
		Automobiles — 1.3%
18		Sollers OJSC (a) (m)	392

		Media — 3.9%
52		CTC Media, Inc. (m)	1,151
24		RBC Information Systems (a) (m)	40
1		RBC Information Systems, ADR (a)(f)(i)	9

			1,200

		Total Consumer Discretionary	1,592

Consumer Staples — 17.0%
		Food & Staples Retailing — 13.7%
32		DIXY Group OJSC (a) (m)	462
11		Magnit OJSC (m)	1,439
44		Magnit OJSC, GDR (e) (m)	1,154
—	(h)	Magnit OJSC, Reg. S, GDR	1
21		Magnit OJSC, Reg. S, GDR (m)	561
13		X5 Retail Group N.V., Reg. S, GDR (a) (m)	561

			4,178

		Food Products — 1.7%
27		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	532

		Personal Products — 1.6%
10		Oriflame Cosmetics S.A., (Luxembourg) (m)	499

		Total Consumer Staples	5,209

Energy — 24.8%
		Energy Equipment & Services — 1.0%
10		Eurasia Drilling Co., Ltd., Reg. S, (Cyprus), GDR (m)	310

		Oil, Gas & Consumable Fuels — 23.8%
11		BMB Munai, Inc., (Kazakhstan) (a) (m)	10
196		Dragon Oil plc, (Ireland) (a) (m)	1,824
42		Gazprom OAO, ADR (m)	1,102
41		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	869
24		Lukoil OAO, ADR (m)	1,446
21		Surgutneftegas OJSC, ADR (m)	229
41		Tatneft, ADR (m)	1,473
43		Urals Energy plc, (Cyprus) (a) (m)	11
27		Zhaikmunai LP, Reg. S, (Kazakhstan), GDR (a) (m)	333

			7,297

		Total Energy	7,607

Financials — 16.1%
		Commercial Banks — 15.7%
45		Bank St. Petersburg OJSC (m)	259
52		Halyk Savings Bank of Kazakhstan JSC, Reg. S, (Kazakhstan), GDR (a) (m)	538
1,124		Sberbank of Russia (m)	4,002

			4,799

		Real Estate Management & Development — 0.4%
—	(h)	Open Investments JSC (a) (m)	12
61		Sistema-Hals, Reg. S, GDR (a) (m)	97
8		XXI Century Investments Public Ltd., (Cyprus) (a)	2

			111

		Total Financials	4,910

Health Care — 0.9%
		Pharmaceuticals — 0.9%
5		Veropharm (a) (m)	262

Industrials — 2.0%
		Construction & Engineering — 2.0%
72		Mostotrest (m)	605

Information Technology — 0.2%
		Communications Equipment — 0.2%
50		Sitronics, Reg. S, GDR (a) (m)	53

Materials — 12.3%
		Construction Materials — 0.1%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	24

		Metals & Mining — 12.2%
20		Chelyabinsk Zinc Plant, GDR (a) (m)	107
3		KazakhGold Group Ltd., Reg. S., (Kazakhstan), GDR (a) (m)	10
67		Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	980
70		MMC Norilsk Nickel OJSC, ADR (m)	1,781
20		Novolipetsk Steel OJSC, Reg. S, GDR (m)	854
23		Orsu Metals Corp., (United Kingdom) (a) (m)	6

			3,738

		Paper & Forest Products — 0.0% (g)
15		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (f) (i) (m)	2
32		Kazakhstan Kagazy plc, Reg. S, (Kazakhstan), GDR (a) (f) (i)	6

			8

		Total Materials	3,770

Telecommunication Services — 13.3%
		Diversified Telecommunication Services — 1.0%
49		Comstar United Telesystems OJSC, Reg. S, GDR (a) (m)	316

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Wireless Telecommunication Services — 12.3%
120	Mobile Telesystems OJSC, ADR (m)	2,290
64	Sistema JSFC, Reg. S, GDR (m)	1,461

		3,751

	Total Telecommunication Services	4,067

Utilities — 2.4%
	Electric Utilities — 2.4%
3,158	IDGC Holding JSC (a) (m)	594
160	Lenenergo OAO (a) (m)	142

		736

	Total Utilities	736

	Total Common Stocks (Cost $19,131)	28,811

Short-Term Investment — 9.3%
Investment Company — 9.3%
2,850	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $2,850)	2,850

	Total Investments — 103.5% (Cost $21,981)	31,661
	Liabilities in Excess of Other Assets — (3.5)%	(1,085)

	NET ASSETS — 100.0%	$30,576

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $17,000 which amounts to 0.1% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $23,418,000 and 74.0%, respectively.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,735
Aggregate gross unrealized depreciation	(2,055)

Net unrealized appreciation/depreciation	$9,680

Federal income tax cost of investments	$21,981

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,151	$432	$9	$1,592
Consumer Staples	1,155	4,054	—	5,209
Energy	10	7,597	—	7,607
Financials	259	4,651	—	4,910
Health Care	—	262	—	262
Industrials	—	605	—	605
Information Technology	—	53	—	53
Materials	113	3,649	8	3,770
Telecommunication Services	—	4,067	—	4,067
Utilities	—	736	—	736
Total	2,688	26,106	17	28,811
Short-Term Investments
Investment Companies	2,850	—	—	2,850

Total Investments in Securities	$5,538	$26,106	$17	$31,661

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

	Balance as of 10/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3		Balance as of 01/31/11
Investments in Securities
Common Stocks - Consumer Discretionary	$6		$—	$3	$—				$—	$—	$—		$9
Common Stocks - Financials	—	(a)	—	—	—				—	—	—	(a)	—
Common Stocks - Materials	7		—	1	—				—	—	—		8

Total	$13		$—	$4	$—				$—	$—	$—		$17

(a)	Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $4,000.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES			SECURITY DESCRIPTION	VALUE
	Common Stocks — 36.7%
			Canada — 0.7%
	47		Kinross Gold Corp. (m)	777

			Denmark — 0.6%
	7		Carlsberg A/S, Class B (m)	694

			France — 1.8%
	10		Sanofi-Aventis S.A. (m)	671
	23		Total S.A. (m)	1,339

				2,010

			Germany — 1.1%
	20		Fresenius Medical Care AG & Co. (m)	1,189

			Hong Kong — 1.6%
	112		Esprit Holdings Ltd. (m)	532
	170		Hang Lung Properties Ltd. (m)	749
	27		Sun Hung Kai Properties Ltd. (m)	454

				1,735

			Ireland — 1.0%
	89		WPP plc (m)	1,101

			Japan — 7.8%
	78		Asahi Glass Co., Ltd. (m)	974
	6		Daikin Industries Ltd. (m)	215
	18		Honda Motor Co., Ltd. (m)	785
	71		ITOCHU Corp. (m)	771
	102		Marubeni Corp. (m)	768
	34		Mitsubishi Corp. (m)	935
	87		Mitsubishi Electric Corp. (m)	962
	56		Mitsui & Co., Ltd. (m)	945
	6		Nidec Corp. (m)	577
	63		Sumitomo Corp. (m)	900
	13		Tokyo Electron Ltd. (m)	856

				8,688

			Luxembourg — 0.8%
	2		APERAM (a) (m)	64
	22		ArcelorMittal (m)	809

				873

			Singapore — 0.1%
	26		Wilmar International Ltd. (m)	108

			South Africa — 0.7%
	69		Aquarius Platinum Ltd. (m)	387
	14		Impala Platinum Holdings Ltd. (m)	404

				791

			Switzerland — 1.9%
	13		Nestle S.A. (m)	708
	63		Xstrata plc (m)	1,387

				2,095

			Taiwan — 0.3%
	68		Hon Hai Precision Industry Co., Ltd. (m)	292
	—	(h)	MediaTek, Inc. (m)	—	(h)
	—	(h)	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	—	(h)

				292

			United Kingdom — 4.5%
	23		BG Group plc (m)	526
	47		British American Tobacco plc (m)	1,741
	32		Intercontinental Hotels Group plc (m)	667
	10		Reckitt Benckiser Group plc (m)	563
	22		Unilever plc (m)	645
	297		Vodafone Group plc (m)	835

				4,977

			United States — 13.8%
	28		Abbott Laboratories (m)	1,264
	8		Celgene Corp. (a) (m)	425
	7		Chevron Corp. (m)	692
	20		Coca-Cola Co. (The) (m)	1,275
	8		Deere & Co. (m)	769
	13		E.l. du Pont de Nemours & Co. (m)	671
	5		Freeport-McMoRan Copper & Gold, Inc. (m)	563
	18		Hewlett-Packard Co. (m)	839
	4		International Business Machines Corp. (m)	610
	16		McDonald’s Corp. (m)	1,149
	24		Microsoft Corp. (m)	666
	10		Mosaic Co. (The) (m)	814
	21		Newmont Mining Corp. (m)	1,158
	18		Norfolk Southern Corp. (m)	1,095
	19		Time Warner, Inc. (m)	602
	12		Union Pacific Corp. (m)	1,107
	12		United Technologies Corp. (m)	944
	13		Yum! Brands, Inc. (m)	599

				15,242

			Total Common Stocks (Cost $37,145)	40,572

PRINCIPAL AMOUNT
	Convertible Bonds — 12.8%
			Cayman Islands — 0.6%
	700		Hutchison Whampoa International 10
			Ltd., VAR, 6.000%, 10/28/15 (e) (m) (x)	689

			France — 0.8%
EUR	289		AXA S.A., Series CS, 2.500%, 01/01/14 (m)	863

			Germany — 2.8%
EUR	2,200		Kreditanstalt fuer Wiederaufbau,
			Series DTE, 3.250%, 06/27/13 (m)	3,098

			Netherlands — 1.6%
EUR	1,250		Portugal Telecom International
			Finance B.V., Series PTC, 4.125%, 08/28/14 (m)	1,731

			Singapore — 0.7%
			CapitaLand Ltd.,
SGD	750		2.875%, 09/03/16 (m)	594
SGD	250		3.125%, 03/05/18 (m)	203

				797

			United States — 6.3%
	978		Boston Properties LP, 3.750%, 05/15/36 (m)	1,120
			Gilead Sciences, Inc.,
	425		0.500%, 05/01/11 (m)	439
	770		0.625%, 05/01/13 (m)	878
	989		Liberty Media LLC, 3.125%, 03/30/23 (m)	1,131
	200		Life Technologies Corp., 1.500%, 02/15/24 (m)	237

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States— Continued
	1,010	Swiss Re America Holding Corp., VAR, 3.250%, 11/21/21 (m)	988
	349	Tech Data Corp., 2.750%, 12/15/26 (m)	367
	1,575	Vornado Realty LP, 3.875%, 04/15/25 (m)	1,778

			6,938

		Total Convertible Bonds (Cost $13,555)	14,116

	Foreign Government Securities — 19.0%
		Australia — 3.3%
AUD	2,250	Australia Government Bond, 5.830%, 08/20/20 (m)	3,641

		Finland — 3.9%
	4,500	Finland Government Bond, 1.250%, 10/19/15 (e) (m)	4,360

		France — 2.3%
EUR	300	Government of France, 4.000%, 04/25/14 (m)	436
	2,000	Societe Financement de l’Economie Francaise, 2.875%, 09/22/14 (e) (m)	2,075

			2,511

		Germany — 1.5%
EUR	500	Bundesobligation, 4.000%, 10/11/13 (m)	727
		Bundesrepublik Deutschland,
EUR	350	4.250%, 01/04/14 (m)	513
EUR	300	5.000%, 01/04/12 (m)	426

			1,666

		Netherlands — 2.9%
		Kingdom of Netherlands,
EUR	700	3.250%, 07/15/15 (m)	994
EUR	500	3.750%, 07/15/14 (m)	724
EUR	1,000	4.500%, 07/15/17 (m)	1,497

			3,215

		United Kingdom — 5.1%
GBP	1,250	United Kingdom Gilt Inflation Linked, 2.500%, 08/16/13	5,602

		Total Foreign Government Securities (Cost $20,582)	20,995

	Supranational — 12.8%
	4,000	European Investment Bank, 2.750%, 03/23/15 (m)	4,123
	5,250	Inter-American Development Bank, 2.375%, 08/15/17 (m)	5,120
	5,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	4,966

		Total Supranational (Cost $14,188)	14,209

	U.S. Treasury Obligations — 16.1%
		U.S. Treasury Bonds,
	2,500	8.750%, 05/15/17 (m)	3,427
	2,000	8.875%, 02/15/19 (m)	2,870
		U.S. Treasury Notes,
	7,000	2.375%, 02/28/15 (m)	7,244
	4,000	3.875%, 05/15/18 (m)	4,300

		Total U.S. Treasury Obligations (Cost $17,128)	17,841

SHARES
	Short-Term Investment — 4.4%
		Investment Company — 4.4%
	4,851	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $4,851)	4,851

		Total Investments — 101.8% (Cost $107,449)	112,584
		Liabilities in Excess of Other Assets — (1.8)%	(1,951)

		NET ASSETS — 100.0%	$110,633

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Governments	18.6%
U.S. Treasury Obligations	15.8
Supranational	12.6
Metals & Mining	4.9
Trading Companies & Distributors	3.8
Commercial Banks	2.8
Real Estate Investment Trusts (REITs)	2.6
Media	2.5
Oil, Gas & Consumable Fuels	2.3
Hotels, Restaurants & Leisure	2.1
Road & Rail	2.0
Real Estate Management & Development	1.8
Beverages	1.7
Pharmaceuticals	1.7
Biotechnology	1.5
Tobacco	1.5
Diversified Telecommunication Services	1.5
Diversified Financial Services	1.4
Electrical Equipment	1.4
Chemicals	1.3
Food Products	1.3
Health Care Providers & Services	1.1
Building Products	1.1
Short-Term Investment	4.3
Others (each less than 1.0%)	8.4

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	10 Year Japanese Goverment Bond	03/10/11	8,529	(36)
141	E-mini NASDAQ 100	03/18/11	6,430	182
86	Long Gilt	03/29/11	16,163	(436)
	Short Futures Outstanding
(121)	Dow Jones Euro STOXX 50 Index	03/18/11	(4,904)	(164)
(290)	E-mini S&P 500	03/18/11	(18,595)	(675)
(154)	10 Year U.S. Treasury Note	03/22/11	(18,602)	400
(108)	5 Year U.S. Treasury Note	03/31/11	(12,789)	173

				(556)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
411,463	AUD
33,803,414	for JPY	Royal Bank of Scotland	03/10/11	412	#	408	#	(4)

201,892	EUR
21,947,995	for JPY	Union Bank of Switzerland AG	03/10/11	267	#	276	#	9

254,996	GBP
33,657,431	for JPY	Union Bank of Switzerland AG	03/10/11	410	#	408	#	(2)

1,743,875	AUD	Royal Bank of Scotland	03/10/11	1,721		1,731		10
1,381,969	AUD	Westpac Banking Corp.	03/10/11	1,353		1,371		18

1,338,998	CAD	Morgan Stanley	03/10/11	1,327		1,336		9
2,153,858	CAD	Union Bank of Switzerland AG	03/10/11	2,137		2,150		13

325,700	GBP	TD Bank Financial Group	03/10/11	510		522		12
				8,137		8,202		65

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,896,552	AUD	Barclays Bank plc	03/10/11	6,787	6,844	(57)

4,054,896	CAD	Barclays Bank plc	03/10/11	4,039	4,047	(8)

432,527	CHF	Barclays Bank plc	03/10/11	443	458	(15)

2,205,287	DKK	HSBC Bank, N.A.	03/10/11	395	405	(10)

11,538,134	EUR	HSBC Bank, N.A.	03/10/11	15,413	15,791	(378)

224,907	GBP	Barclays Bank plc	03/10/11	355	360	(5)
3,985,790	GBP	HSBC Bank, N.A.	03/10/11	6,284	6,383	(99)
651,400	GBP	TD Bank Financial Group	03/10/11	1,020	1,043	(23)
538,882	GBP	Union Bank of Switzerland AG	03/10/11	829	864	(35)

12,657,582	HKD	HSBC Bank, N.A.	03/10/11	1,631	1,624	7

54,178,836	JPY	Barclays Bank plc	03/10/11	649	660	(11)
508,493,185	JPY	Citibank, N.A.	03/10/11	6,159	6,196	(37)
48,415,114	JPY	Westpac Banking Corp.	03/10/11	583	590	(7)

884,126	SGD	Citibank, N.A.	03/10/11	679	691	(12)

				45,266	45,956	(690)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/11 of the currency being sold, and the value at 01/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the
rate in effect as of January 31, 2011.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2011.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $24,552,000 and 21.8%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,143
Aggregate gross unrealized depreciation	(1,008)

Net unrealized appreciation/depreciation	$5,135

Federal income tax cost of investments	$107,449

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$777	$—	$—	$777
Denmark	—	694	—	694
France	—	2,010	—	2,010
Germany	—	1,189	—	1,189
Hong Kong	—	1,735	—	1,735
Ireland	—	1,101	—	1,101
Japan	—	8,688	—	8,688
Luxembourg	—	873	—	873
Singapore	—	108	—	108
South Africa	—	791	—	791
Switzerland	—	2,095	—	2,095
Taiwan	—	292	—	292
United Kingdom	—	4,977	—	4,977
United States	15,242	—	—	15,242

Total Common Stocks	16,019	24,553	—	40,572

Debt Securities
Convertible Bonds
Cayman Islands	—	689	—	689
France	—	863	—	863
Germany	—	3,098	—	3,098
Netherlands	—	1,731	—	1,731
Singapore	—	797	—	797
United States	—	6,938	—	6,938

Total Convertible Bonds	—	14,116	—	14,116

Foreign Government Securities	—	20,995	—	20,995
Supranational	—	14,209	—	14,209
U.S. Treasury Obligations	—	17,841	—	17,841
Short-Term Investment
Investment Company	4,851	—	—	4,851

Total Investments in Securities	$20,870	$91,714	$—	$112,584

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$78	$—	$78
Futures Contracts	755	—	—	755

Total Appreciation in Other Financial Instruments	$755	$78	$—	$833

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(703)	$—	$(703)
Futures Contracts	(1,311)	—	—	(1,311)

Total Depreciation in Other Financial Instruments	$(1,311)	$(703)	$—	$(2,014)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2011.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 13.6%
	Auto Components — 1.9%
234	Johnson Controls, Inc.	8,976

	Automobiles — 0.9%
114	General Motors Co. (a)	4,173

	Hotels, Restaurants & Leisure — 1.9%
70	Carnival Corp.	3,127
128	Yum! Brands, Inc.	5,990

		9,117

	Household Durables — 0.2%
62	Lennar Corp., Class A	1,204

	Internet & Catalog Retail — 1.3%
39	Amazon.com, Inc. (a)	6,535

	Media — 3.9%
108	Comcast Corp., Class A	2,466
327	Time Warner, Inc.	10,274
155	Walt Disney Co. (The)	6,043

		18,783

	Specialty Retail — 2.2%
43	Advance Auto Parts, Inc.	2,765
138	Lowe’s Cos., Inc.	3,422
205	Staples, Inc.	4,569

		10,756

	Textiles, Apparel & Luxury Goods — 1.3%
60	Coach, Inc.	3,228
38	NIKE, Inc., Class B	3,111

		6,339

	Total Consumer Discretionary	65,883

Consumer Staples — 6.8%
	Beverages — 1.3%
96	PepsiCo, Inc.	6,204

	Food & Staples Retailing — 1.4%
150	CVS Caremark Corp.	5,126
65	Sysco Corp.	1,898

		7,024

	Food Products — 1.4%
66	Campbell Soup Co.	2,238
87	General Mills, Inc.	3,032
29	Kellogg Co.	1,465

		6,735

	Household Products — 2.7%
40	Colgate-Palmolive Co.	3,055
157	Procter & Gamble Co. (The)	9,941

		12,996

	Total Consumer Staples	32,959

Energy — 13.3%
	Energy Equipment & Services — 1.4%
71	Baker Hughes, Inc.	4,852
28	National Oilwell Varco, Inc.	2,063

		6,915

	Oil, Gas & Consumable Fuels — 11.9%
24	Anadarko Petroleum Corp.	1,882
58	Apache Corp.	6,954
98	ConocoPhillips	6,984
67	Devon Energy Corp.	5,975
66	EOG Resources, Inc.	6,973
227	Exxon Mobil Corp.	18,340
106	Occidental Petroleum Corp.	10,277

		57,385

	Total Energy	64,300

Financials — 13.8%
	Capital Markets — 3.6%
46	Goldman Sachs Group, Inc. (The)	7,587
83	Invesco Ltd.	2,045
115	Morgan Stanley	3,385
59	State Street Corp.	2,743
85	TD AMERITRADE Holding Corp.	1,742

		17,502

	Commercial Banks — 3.5%
69	BB&T Corp.	1,901
150	Fifth Third Bancorp	2,233
127	U.S. Bancorp	3,435
296	Wells Fargo & Co.	9,586

		17,155

	Consumer Finance — 0.4%
46	American Express Co.	1,986

	Diversified Financial Services — 4.0%
580	Bank of America Corp.	7,964
1,713	Citigroup, Inc. (a)	8,258
10	CME Group, Inc.	2,938

		19,160

	Insurance — 2.3%
42	ACE Ltd., (Switzerland)	2,560
91	MetLife, Inc.	4,167
71	Prudential Financial, Inc.	4,352

		11,079

	Total Financials	66,882

Health Care — 9.2%
	Biotechnology — 2.2%
26	Alexion Pharmaceuticals, Inc. (a)	2,140
41	Biogen Idec, Inc. (a)	2,655
67	Celgene Corp. (a)	3,447
67	Dendreon Corp. (a)	2,355

		10,597

	Health Care Equipment & Supplies — 0.5%
49	Covidien plc, (Ireland)	2,312

	Health Care Providers & Services — 1.6%
105	Cardinal Health, Inc.	4,357
57	UnitedHealth Group, Inc.	2,360
18	WellPoint, Inc. (a)	1,114

		7,831

	Pharmaceuticals — 4.9%
145	Abbott Laboratories	6,531
189	Merck & Co., Inc.	6,277
605	Pfizer, Inc.	11,022

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Pharmaceuticals — Continued

		23,830

	Total Health Care	44,570

Industrials — 9.8%
	Aerospace & Defense — 3.1%
108	Honeywell International, Inc.	6,060
112	United Technologies Corp.	9,072

		15,132

	Construction & Engineering — 0.5%
38	Fluor Corp.	2,609

	Industrial Conglomerates — 2.6%
46	3M Co.	4,046
175	General Electric Co.	3,533
111	Tyco International Ltd., (Switzerland)	4,967

		12,546

	Machinery — 1.5%
124	PACCAR, Inc.	6,981

	Road & Rail — 2.1%
168	Norfolk Southern Corp.	10,275

	Total Industrials	47,543

Information Technology — 21.1%
	Communications Equipment — 4.8%
503	Cisco Systems, Inc. (a)	10,629
141	Juniper Networks, Inc. (a)	5,247
137	QUALCOMM, Inc.	7,421

		23,297

	Computers & Peripherals — 4.5%
50	Apple, Inc. (a)	17,013
133	EMC Corp. (a)	3,315
35	SanDisk Corp. (a)	1,587

		21,915

	Internet Software & Services — 1.4%
24	Baidu, Inc., (China), ADR (a)	2,634
7	Google, Inc., Class A (a)	3,957

		6,591

	IT Services — 2.9%
59	Cognizant Technology Solutions Corp., Class A (a)	4,317
44	International Business Machines Corp.	7,069
12	MasterCard, Inc., Class A	2,850

		14,236

	Semiconductors & Semiconductor Equipment — 2.4%
46	Lam Research Corp. (a)	2,284
117	Marvell Technology Group Ltd., (Bermuda) (a)	2,223
99	Novellus Systems, Inc. (a)	3,585
106	Xilinx, Inc.	3,419

		11,511

	Software — 5.1%
26	Citrix Systems, Inc. (a)	1,620
551	Microsoft Corp.	15,274
240	Oracle Corp.	7,675

		24,569

	Total Information Technology	102,119

Materials — 5.2%
	Chemicals — 3.3%
153	Dow Chemical Co. (The)	5,442
208	E.l. du Pont de Nemours & Co.	10,550

		15,992

	Metals & Mining — 1.9%
82	Freeport-McMoRan Copper & Gold,
	Inc.	8,958

	Total Materials	24,950

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.1%
102	AT&T, Inc.	2,811
206	Verizon Communications, Inc.	7,330

		10,141

	Wireless Telecommunication Services — 0.5%
571	Sprint Nextel Corp. (a)	2,580

	Total Telecommunication Services	12,721

Utilities — 1.8%
	Electric Utilities — 1.4%
52	NextEra Energy, Inc.	2,791
97	Southern Co.	3,645

		6,436

	Multi-Utilities — 0.4%
40	Sempra Energy	2,069

	Total Utilities	8,505

	Total Common Stocks (Cost $371,692)	470,432

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,365	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $1,369)	1,370

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
10,570	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $10,570)	10,570

	Total Investments — 99.7% (Cost $383,631)	482,372
	Other Assets in Excess of Liabilities — 0.3%	1,460

	NET ASSETS — 100.0%	$483,832

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
131	E-mini S&P 500	03/18/11	$8,400	$(7)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,211
Aggregate gross unrealized depreciation	(2,470)

Net unrealized appreciation/depreciation	$98,741

Federal income tax cost of investments	$383,631

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$481,002	$1,370	$—	$482,372

Depreciation in Other Financial Instruments Futures Contracts	$(7)	$—	$—	$(7)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bond— 96.8%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,159

	Arizona — 4.1%
	Certificate of Participation/Lease — 0.0% (g)
650	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/12	699

	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	181

	General Obligation — 1.0%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,366
1,225	GO, AGM, 6.000%, 07/01/16	1,444
1,300	GO, AGM, 6.000%, 07/01/17	1,542
1,375	GO, AGM, 6.000%, 07/01/18	1,633
1,400	GO, AGM, 6.000%, 07/01/19	1,630
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	3,937
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL- RE, FGIC, 5.000%, 07/01/15 (p)	829
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL- RE, FGIC, 5.000%, 07/01/16	304
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,304
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,143
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,677

		30,809

	Hospital — 0.6%
	Arizona Health Facilities Authority, Banner Health,
2,000	Series D, Rev., 5.000%, 01/01/12	2,056
5,000	Series D, Rev., 5.000%, 01/01/17	5,245
2,500	Series D, Rev., 5.000%, 01/01/23	2,478
3,215	Series D, Rev., 5.000%, 01/01/24	3,122
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.290%, 02/02/15	2,177
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,415

		17,493

	Other Revenue — 1.3%
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.250%, 10/01/12 Arizona State Transportation Board,	1,595
16,705	Series A, Rev., 5.250%, 07/01/25	17,468
17,135	Series A, Rev., 5.250%, 07/01/26	17,739
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,150

		39,952

	Prerefunded — 0.5%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	13,921

	Special Tax — 0.4%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 07/01/33	9,398
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,099

		11,497
	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,086

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,612

	Total Arizona	122,250

	Arkansas — 0.6%
	General Obligation — 0.3%
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12 (p)	8,528

	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,084

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	1,943

	Total Arkansas	16,555

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	California — 6.8%
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	1,946
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,085
2,025	Series E, Rev., 5.250%, 10/01/18	2,164
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	5,662
5,000	Series O, Rev., 5.750%, 05/15/29	5,335
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,078

		22,270

	General Obligation — 2.6%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	424
2,500	GO, Zero Coupon, 05/01/16	2,053
2,000	GO, Zero Coupon, 05/01/17	1,546
1,490	GO, Zero Coupon, 05/01/19	996
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,165
750	El Camino Community College District, Election of 2002, Series B, GO, NATL-RE, FGIC, 4.250%, 08/01/12	786
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,345
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,294
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,211
5,845	GO, AGC, Zero Coupon, 08/01/15	5,049
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/21	260
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,065
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,819
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/27	1,536
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/28	1,201
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,489
1,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,476
2,700	Saugus Union School District, GO, NATL-RE, FGIC, 5.250%, 08/01/20	2,999
1,000	State of California, GO, 5.000%, 08/01/16	1,090
6,060	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14	6,709
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,870
940	GO, 5.000%, 04/01/16	1,023
3,810	GO, 5.000%, 04/01/17	4,118
5,000	GO, 5.000%, 04/01/20	5,205
10,000	GO, 5.500%, 04/01/18	11,013
5,000	GO, 5.500%, 04/01/21	5,291
5,000	GO, 5.625%, 04/01/26	5,079

		77,112

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,653
2,000	Series C, Rev., 6.250%, 10/01/28	2,139
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,015

		4,807

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	203

	Other Revenue — 0.6%
	California State University, Systemwide,
6,255	Series A, Rev., AGM, 4.750%, 11/01/22	6,315
5,390	Series A, Rev., AGM, 4.750%, 11/01/24	5,393
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,716
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,319

		17,743

	Prerefunded — 2.0%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	383

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Prerefunded — Continued
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,535
5,000	California State Department of Water Resources, Series A, Rev., 5.750%, 05/01/12 (p)	5,379
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	14,627
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,308
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,555
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,178
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,210
18,945	GO, 5.125%, 02/01/14 (p)	21,198
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	2,011

		59,384

	Utility — 0.3%
	California State Department of Water Resources, Power Supply,
850	Series A, Rev., NATL-RE, 5.250%, 05/01/12	898
2,070	Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,205
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	4,816

		7,919

	Water & Sewer — 0.4%
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	8,457
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM- CR, AMBAC, Zero Coupon, 09/01/23	2,153
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,669
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,265

		13,544

	Total California	202,982

	Colorado — 2.7%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	5,940

	General Obligation — 1.6%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, AGM, 5.000%, 12/15/13	8,038
	Denver City & County, Better Denver & Zoo,
730	Series A, GO, 4.000%, 08/01/12	768
1,330	Series A, GO, 4.000%, 08/01/13	1,431
460	Series A, GO, 4.000%, 08/01/14	501
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,014
6,950	GO, 5.250%, 12/15/23	7,744
2,345	GO, 5.250%, 12/15/25	2,564
	Jefferson County School District R-1,
10,000	GO, 5.000%, 12/15/22	11,000
10,000	Series A, GO, AGM, 5.250%, 12/15/12	10,831

		48,891

	Other Revenue — 0.2%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,641

	Prerefunded — 0.6%
5,000	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,262
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,553
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	2,628
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,810

		16,253

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,088

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,323

	Water & Sewer — 0.0% (g)
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/19	997

	Total Colorado	80,133

	Connecticut — 1.2%
	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	981

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	333
200	GO, 5.000%, 06/01/20	224
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,150
1,325	GO, AGC, 5.000%, 11/15/15	1,502
250	GO, AGC, 5.000%, 11/15/16	285
270	GO, AGC, 5.000%, 11/15/17	307
595	GO, AGC, 5.000%, 11/15/18	674
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,326
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,034
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,708
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,392
650	Town of Trumbull, GO, 5.000%, 09/15/15	735

		29,670

	Transportation — 0.1%
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,085
	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	276
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,419
2,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 06/01/13	2,191
		3,886

	Total Connecticut	35,622

	Delaware — 0.5%
	Education — 0.2%
6,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	6,030

	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,140

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,145
1,000	Series B, Rev., 5.000%, 11/01/18	1,155
1,000	Series B, Rev., 5.000%, 11/01/21	1,113
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,666
500	Rev., AGM, 5.250%, 09/15/15	559

		5,638

	Transportation — 0.1%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/13	1,770

	Total Delaware	14,578

	District of Columbia — 0.6%
	Other Revenue — 0.6%
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	3,850
5,000	Series A, Rev., 5.000%, 12/01/18	5,637
6,000	Series A, Rev., 5.000%, 12/01/19	6,707
2,000	Series A, Rev., 5.000%, 12/01/20	2,227

	Total District of Columbia	18,421

	Florida — 3.1%
	Certificate of Participation/Lease — 0.4%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,651
3,405	Series D, COP, AGM-CR, FGIC, 5.000%, 08/01/21	3,440
3,955	Palm Beach County, School Board, Series D, COP, AGM, 5.250%, 08/01/13	4,157

		10,248

	General Obligation — 0.5%
15,000	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 4.750%, 06/01/21	15,664
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	150

		15,814

	Other Revenue — 0.4%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	1,975
2,355	Rev., AGC, 5.000%, 09/01/18	2,540
1,070	Rev., AGC, 5.000%, 09/01/20	1,118
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,759
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,883

		12,275

	Prerefunded — 0.5%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,646

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Prerefunded — Continued
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,265
2,560	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,658

		13,569

	Special Tax — 0.5%
	Florida State Department of Environmental Protection, Florida Forever,
7,060	Series A, Rev., NATL-RE, 5.375%, 07/01/16	7,466
3,140	Series A, Rev., NATL-RE, 5.375%, 07/01/17	3,312
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/17	5,354

		16,132

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	115

	Water & Sewer — 0.8%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,648
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	16,908

		23,556

	Total Florida	91,709

	Georgia — 4.8%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,188

	General Obligation — 3.0%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,890
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,171
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,096
7,500	Gwinnett County School District, GO, 5.000%, 02/01/13	8,137
2,300	Newton County School District, GO, 5.000%, 04/01/12	2,419
1,535	Peach County, Sales Tax, GO, 5.000%, 07/01/12	1,627
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,383
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,945
1,000	Series B, GO, 5.750%, 08/01/17	1,202
14,960	Series C, GO, 5.000%, 07/01/17	17,324
1,120	Series C, GO, 5.500%, 07/01/12	1,199
10,000	Series C, GO, 5.500%, 07/01/15	11,320
1,700	Series D, GO, 5.250%, 10/01/11	1,756
3,935	Series E, GO, 5.000%, 08/01/16	4,550
16,535	Series G, GO, 5.000%, 11/01/13	18,338
3,000	Series G, GO, 5.000%, 11/01/14	3,395

		88,752

	Prerefunded — 0.3%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	7,207

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,353

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,213
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,192
5,000	Series A, Rev., 5.000%, 06/01/15	5,631

		16,036

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,647

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,596
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,778

		11,374

	Total Georgia	142,557

	Hawaii — 2.1%
	General Obligation — 1.2%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	6,224
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,187
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/22	10,756
7,500	Series DQ, GO, 5.000%, 06/01/15	8,447
7,250	Series DR, GO, 5.000%, 06/01/16	8,264

		36,878

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Prerefunded — 0.3%
9,455	State of Hawaii, Series CZ, GO, AGM, 5.250%, 07/01/12 (p)	10,064

	Transportation — 0.2%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,671
2,575	Rev., 5.000%, 01/01/19	2,874

		4,545

	Water & Sewer — 0.4%
	City & County of Honolulu, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	3,917
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	2,836
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,042

		11,795

	Total Hawaii	63,282

	Idaho — 0.7%
	Education — 0.1%
2,800	University of Idaho, Series A, Rev., VAR, AGM, 4.375%, 04/01/11	2,816

	General Obligation — 0.1%
	Ada & Canyon Counties Joint School District No. 2 Meridian,
1,000	GO, 5.000%, 07/30/17	1,150
1,000	GO, 5.000%, 07/30/19	1,143

		2,293

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	8,680

	Other Revenue — 0.2%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,636

	Total Idaho	21,425

	Illinois — 1.9%
	General Obligation — 0.4%
5,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/14	5,338
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM- CR, FGIC, 6.250%, 12/30/21	163
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,176
1,165	Will County High School District No. 204-Joliet, Series B, GO, NATL-RE, 5.000%, 01/01/13	1,254

		10,931

	Hospital — 0.1%
2,620	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,720

	Other Revenue — 0.4%
	Railsplitter Tobacco Settlement Authority,
6,000	Rev., 5.000%, 06/01/19	5,743
7,000	Rev., 5.250%, 06/01/20	6,720

		12,463

	Prerefunded — 0.2%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,414
2,000	City of Chicago, Lakefront Millenium Parking Facility, GO, NATL-RE, 5.700%, 01/01/12 (p)	2,135

		5,549

	Short Term Note — 0.2%
5,000	State of Illinois, GO, 3.000%, 06/14/11	5,026

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,229
1,160	State of Illinois, Sales Tax, Rev., 5.000%, 06/15/11	1,177

		4,406

	Transportation — 0.5%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,019
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 06/01/18	2,509
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,428
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	811

		13,767

	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,120

	Total Illinois	55,982

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Indiana — 1.3%
	Certificate of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, AGM, 5.000%, 01/15/13	1,078
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005- E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,753

		6,831

	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,067
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	3,109

		7,176

	Other Revenue — 0.4%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,189
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	172
1,900	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	2,102
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,860
	South Bend Community School Corp., First Mortgage,
1,000	Rev., AGM, 4.000%, 07/05/11	1,016
1,350	Rev., AGM, 5.000%, 07/05/14	1,498
855	Rev., AGM, 5.000%, 01/05/16	960
1,030	Rev., AGM, 5.000%, 07/05/17	1,163

		10,960

	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,249
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	11,196

		15,445

	Total Indiana	40,412

	Iowa — 0.5%
	General Obligation — 0.2%
	City of Des Moines, Capital Loan Notes,
1,245	Series C, GO, 5.000%, 06/01/12	1,320
1,090	Series C, GO, 5.000%, 06/01/13	1,194
3,150	Series C, GO, 5.000%, 06/01/14	3,529
1,070	Series C, GO, 5.000%, 06/01/15	1,217

		7,260

	Prerefunded — 0.3%
7,820	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.600%, 06/01/11 (p)	8,032

	Total Iowa	15,292

	Kansas — 2.4%
	General Obligation — 0.2%
	City of Sailna, Internal Improvement,
2,075	Series A, GO, 5.000%, 10/01/17	2,396
2,170	Series A, GO, 5.000%, 10/01/18	2,502

		4,898

	Industrial Development Revenue/Pollution
	Control Revenue — 0.5%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,585
6,105	Rev., 5.000%, 06/01/17	6,916

		13,501

	Other Revenue — 0.7%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,949
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,517
7,000	Series A, Rev., 5.000%, 09/01/16	8,074
4,800	Series A, Rev., 5.000%, 09/01/18	5,543

		21,083

	Prerefunded — 0.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	18,664
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	7,950

		26,614

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,276

	Total Kansas	70,372

	Kentucky — 1.4%
	Certificate of Participation/Lease — 0.2%
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., COP, AMBAC, 5.500%, 07/01/12	4,315

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Certificate of Participation/Lease — Continued
	Other Revenue — 0.9%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,401
1,000	Rev., AGM, 5.000%, 11/01/24	1,018
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	14,951
3,955	Series A, Rev., 5.000%, 11/15/18	4,568

		26,938

	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,543
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,481

		10,024

	Total Kentucky	41,277

	Louisiana — 0.3%
	Other Revenue — 0.1%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.040%, 06/01/13	5,002

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,161
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,325

		5,486

	Total Louisiana	10,488

	Maryland — 3.9%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,440
4,340	Series A, Rev., 5.000%, 04/01/17	4,982
4,560	Series A, Rev., 5.000%, 04/01/18	5,231

		12,653

	General Obligation — 2.3%
	Hardford County, Public Improvement,
5,500	GO, 5.000%, 07/01/15	6,259
4,060	GO, 5.000%, 12/01/15	4,654
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	2,963
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,798
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,442
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	23,221
	State of Maryland, State & Local Facilities Loan, Second Series,
6,700	GO, 5.000%, 08/01/13 (p)	7,387
8,000	GO, 5.000%, 08/01/15	9,144

		66,868

	Other Revenue — 0.6%
	Baltimore Board of School Commissioners,
5,910	Rev., 5.000%, 05/01/14	6,592
4,625	Rev., 5.000%, 05/01/15	5,235
4,725	Rev., 5.000%, 05/01/17	5,426
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,650

		18,903

	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,118

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,288
9,880	Rev., 5.250%, 12/15/17	11,525

		15,813

	Water & Sewer — 0.1%
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,281

	Total Maryland	116,636

	Massachusetts — 4.3%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	10,851

	Education — 0.4%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,233

	General Obligation — 1.3%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,314

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — Continued
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,591
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,423
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,735
10,450	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,827

		39,890

	Other Revenue — 0.1%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,927
1,770	Rev., AGM, 5.000%, 04/01/17	1,899

		3,826

	Prerefunded — 2.0%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22	231
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	5,960
10,000	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,360
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,833
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,536
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,647
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Rev., 5.000%, 08/01/14 (p)	2,828
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	13,170

		59,565

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/22	4,043

	Total Massachusetts	129,408

	Michigan — 1.7%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	3,977
4,170	Series A, Rev., 5.000%, 04/01/21	4,568

		8,545

	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,090
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,300
2,025	Ypsilanti School District, GO, AGC, Q-SBLF, 4.000%, 05/01/13	2,129

		6,519

	Hospital — 0.1%
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,107

	Other Revenue — 0.4%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	11,101
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,528

		12,629

	Prerefunded — 0.5%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, Q-SBLF, 5.000%, 05/01/13 (p)	8,725
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,493

		14,218

	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	591
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL- RE, 5.250%, 07/01/23	251
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL- RE, 5.000%, 07/01/13	6,205
		7,047

	Total Michigan	52,065

	Minnesota — 2.1%
	General Obligation — 1.8%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12 State of Minnesota,	3,070
5,000	GO, 5.000%, 08/01/16	5,778
4,900	GO, 5.000%, 11/01/19	5,413
9,530	GO, 5.250%, 11/01/12 (p)	10,299
10,000	GO, AGM, 5.000%, 08/01/13 (p)	11,016
6,760	Series C, GO, 5.000%, 08/01/16	7,812
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,492

		52,880

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,402

	Total Minnesota	62,282

	Mississippi — 0.7%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,449

	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	13,785

	Total Mississippi	20,234

	Missouri — 3.6%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,085
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,591

		3,676

	Other Revenue — 1.8%
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/15	15,135
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,449
20,915	Series A, Rev., 5.000%, 01/01/21	23,504
2,355	Series B, Rev., 5.000%, 07/01/25	2,529

		53,617

	Prerefunded — 0.1%
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,720

	Transportation — 1.6%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,268
4,060	Series A, Rev., 5.000%, 05/01/20	4,556
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12 (p)	2,613
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,279
7,000	Series A, Rev., 5.000%, 05/01/17	7,906
6,000	Series B, Rev., 5.000%, 05/01/22	6,410
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,759
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,739
7,000	Rev., 5.000%, 02/01/21	7,616

		48,146

	Total Missouri	107,159

	Nebraska — 0.6%
	Education — 0.2%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,036
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,075

		8,111

	Utility — 0.4%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,483
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	281
600	Series B, Rev., AGM, 5.000%, 01/01/18	672
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,752

		11,188

	Total Nebraska	19,299

	Nevada — 1.6%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 07/01/21	5,948
6,075	Series B, Rev., AMBAC, 5.000%, 07/01/22	6,202

		12,150

	General Obligation — 0.4%
5,450	Clark County, Flood Control, GO, 5.000%, 11/01/13	5,979
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,080

		11,059

	Prerefunded — 0.6%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,389
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	13,854

		18,243

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,592

	Total Nevada	47,044

	New Hampshire — 0.2%

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,130
1,035	Series E, Rev., 5.000%, 01/15/24	1,129
1,195	Series E, Rev., 5.000%, 01/15/26	1,284
1,250	Series E, Rev., 5.000%, 01/15/27	1,334

	Total New Hampshire	4,877

	New Jersey — 2.1%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,050

	General Obligation — 0.5%
1,100	Hunterdon County, General Improvement, GO, 4.000%, 05/01/13	1,173
1,350	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	1,495
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,771
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,307
	Township of Franklin, Somerset County,
665	GO, 4.000%, 05/01/16	726
1,180	GO, 5.000%, 05/01/17	1,351
	Township of Woodbridge,
1,000	GO, 4.000%, 07/15/15	1,081
1,720	GO, 4.000%, 07/15/16	1,855
1,100	GO, 5.000%, 07/15/22	1,188
1,200	GO, 5.000%, 07/15/23	1,280

		14,227

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,181
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/16	8,526

		13,707

	Other Revenue — 0.2%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/17	7,000

	Prerefunded — 0.6%
	Garden State Preservation Trust,
2,670	Series A, Rev., AGM, 5.250%, 11/01/13 (p)	2,986
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,551
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,689
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	9,203

		19,429

	Total New Jersey	62,413

	New Mexico — 1.3%
	General Obligation — 0.2%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14	5,601
	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,737
1,690	Series B, Rev., 5.000%, 06/01/23	1,789
1,820	Series B, Rev., 5.000%, 06/01/25	1,891
1,965	Series B, Rev., 5.000%, 06/01/27	2,005
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,271
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,370
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,513

		14,576

	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL- RE, 5.250%, 06/15/16	7,704
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/14	11,380

		19,084

	Total New Mexico	39,261

	New York — 9.1%
	Certificate of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	15,407

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Education — 1.6%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,300
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,094
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	10,732
4,000	Series A, Rev., 5.000%, 03/15/23	4,231
8,000	Series C, Rev., 5.000%, 03/15/14	8,857
6,500	Series C, Rev., 5.000%, 12/15/21	6,871
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	432
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	556
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	739
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,473
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,566

		47,851

	General Obligation — 0.1%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	314
100	Series A, GO, AGM, 5.000%, 09/01/14	112
1,855	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	2,000

		2,426

	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	3,943
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,466
510	Series D, Rev., AGM, 5.000%, 02/15/18	553

		6,962

	Other Revenue — 2.4%
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,276
17,835	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	18,727
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,276
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S- 1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	449
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/18	431
10,000	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	10,311
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	7,721
10,000	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	10,347
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,656
	Triborough Bridge & Tunnel Authority, General Purpose,
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,024
5,000	Series B, Rev., 5.250%, 11/15/18	5,329

		70,547

	Prerefunded — 0.8%
5,000	Metropolitan Transportation Authority, Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,193
1,005	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,108
	New York State Thruway Authority,
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,285
5,000	Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,477
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,350

		23,413

	Special Tax — 1.5%
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series A, Rev., VAR, 5.500%, 11/01/26	5,164
4,985	Series B, Rev., 5.000%, 11/01/17	5,596
3,750	Series B, Rev., 5.000%, 11/01/21	4,057
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,181
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	6,768
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/19	1,093
2,430	Series A, Rev., 5.250%, 12/15/18	2,783

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Special Tax — Continued
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	5,679
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,192

		45,513

	Transportation — 1.1%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,093
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,652
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,831
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,582
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,780
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,726

		31,664

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,770
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	430
2,500	Series CC, Rev., 5.000%, 06/15/29	2,517
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,774
1,010	New York State Environmental Facilities Corp., Rev., AGM, 5.750%, 06/15/12	1,081
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	10,951
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,467
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,464

		27,454

	Total New York	271,237

	North Carolina — 1.4%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,125

	General Obligation — 1.1%
200	City of Charlotte, Series B, GO, 5.000%, 06/01/20	226
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,147
1,175	GO, 5.000%, 04/01/17	1,356
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,340
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,440
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,377
	Wake County, Annual Appropriation, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,374
3,905	GO, 5.000%, 06/01/20	4,340
5,950	GO, 5.000%, 06/01/21	6,503

		31,103

	Other Revenue — 0.2%
	City of High Point,
1,000	Rev., AGM, 5.000%, 11/01/25	1,028
1,170	Rev., AGM, 5.000%, 11/01/26	1,192
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,484

		6,704

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,695

	Total North Carolina	41,627

	Ohio — 2.5%
	Certificate of Participation/Lease — 0.1%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,304

	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	2,910

	General Obligation — 1.5%
1,390	City of Cleveland, Series A, GO, AMBAC, 5.000%, 10/01/14	1,541
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/15	8,596
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,081
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,484

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — Continued
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/22	235
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,361
3,165	Series B, GO, 5.000%, 09/15/15	3,559
5,335	Series B, GO, 5.000%, 09/15/16	6,043
5,325	Series D, GO, 5.000%, 09/15/12	5,695
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,248

		43,843

	Other Revenue — 0.2%
3,995	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/24	3,001
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,353

		5,354

	Prerefunded — 0.2%
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, NATL-RE, 5.625%, 12/01/11 (p)	209
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,246

		7,455

	Transportation — 0.1%
1,715	City of Cleveland, Rev., AGM, 5.250%, 09/15/18	1,828

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,371
4,650	Series A, Rev., 5.000%, 12/01/18	5,326

		9,697

	Total Ohio	73,391

	Oklahoma — 0.4%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,251
3,500	Rev., 5.500%, 09/01/15	4,010
5,210	Rev., 5.500%, 09/01/18	6,029

	Total Oklahoma	11,290

	Oregon — 1.8%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,723
3,350	Series A, COP, 5.000%, 05/01/21	3,588
6,965	Series A, COP, 5.000%, 05/01/22	7,374

		14,685

	General Obligation — 0.6%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,718
1,500	Deschutes County Administrative School, District No. 1, GO, AGM, 5.000%, 06/15/11	1,526
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	116
5,085	Oregon State Department of Administrative Services, Series A, GO, 5.000%, 05/01/14	5,614
	Portland Community College District,
2,055	GO, 5.000%, 06/15/13	2,246
4,950	GO, AGM, 5.000%, 06/15/14	5,519

		16,739

	Other Revenue — 0.5%
10,060	Oregon State Department of Administrative Services, Rev., AGM, 5.000%, 09/01/12	10,744
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/19	2,957

		13,701

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,432

	Water & Sewer — 0.2%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,448

	Total Oregon	54,005

	Pennsylvania — 3.2%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,361
2,000	Series A, Rev., 5.000%, 03/01/23	2,153

		3,514

	General Obligation — 2.3%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	10,117
1,000	Allegheny Valley Joint School District, Series A, GO, NATL-RE, 5.000%, 11/01/19	1,066
2,165	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15	2,449

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — Continued
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	4,932
9,475	City of Pittsburgh, Series A, GO, AGM, 5.000%, 09/01/12	9,977
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,436
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,104
14,865	GO, 5.000%, 05/15/18	17,023
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,278
3,925	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,529
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,497
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,175
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,036
1,200	GO, AGM, 5.000%, 05/01/21	1,295
2,365	GO, AGM, 5.000%, 05/01/22	2,525
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,237

		69,676

	Hospital — 0.3%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	6,047
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.978%, 12/01/24	2,232

		8,279

	Other Revenue — 0.1%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,501
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,197

		3,698

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,927

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,249

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,683

	Total Pennsylvania	96,026

	Puerto Rico — 0.2%
	Prerefunded — 0.2%
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,319

	South Carolina — 2.0%
	Certificate of Participation/Lease — 0.0% (g)
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	211

	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,160

	General Obligation — 0.6%
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	11,551
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,425
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,232

		19,208

	Other Revenue — 0.3%
7,450	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	7,464

	Prerefunded — 0.2%
4,585	Berkeley County School District, GO, AGM, SCSDE, 5.500%, 07/15/12 (p)	4,912

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,299
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,502

		21,801

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,426

	Total South Carolina	59,182

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Tennessee — 1.2%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,381

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,673
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,134
4,050	Series B, GO, 5.000%, 08/01/21	4,349
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,726

		9,882

	Other Revenue — 0.2%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,532

	Prerefunded — 0.2%
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,411

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,146

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,349

	Total Tennessee	34,701

	Texas — 9.4%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,651

	Education — 0.8%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,114
2,000	Rev., 5.000%, 10/01/20	2,182
3,000	Rev., 5.000%, 10/01/21	3,225
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,229
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,132
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,383
2,500	Series A, Rev., 5.000%, 04/15/22	2,679
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,453
2,500	Series B, Rev., 5.250%, 08/15/17	2,906
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,431
1,215	Series C, Rev., 5.000%, 03/01/22	1,284

		25,018

	General Obligation — 3.9%
5,725	Bell County, Unrefunded Balance, Limited Tax Note, GO, 5.000%, 02/15/14	5,958
1,075	Bexar County, GO, 5.250%, 06/15/22	1,151
1,890	City of El Paso, GO, 5.000%, 08/15/14	2,099
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,573
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,742
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,644
1,000	Clear Creek Independent School
	District, School Building, GO, 5.250%, 02/15/24	1,045
185	Collin County, Tax Refund, GO, 5.000%, 02/15/21	196
	Dallas County Community College District,
3,000	GO, 5.000%, 02/15/14	3,330
1,400	GO, 5.000%, 02/15/16	1,595
1,965	GO, 5.000%, 02/15/24	2,089
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,758
2,085	GO, 5.000%, 02/15/15	2,345
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,080
1,000	GO, AGM, 5.250%, 02/15/26	1,027
1,000	GO, AGM, 5.250%, 02/15/27	1,022
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,196
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	1,838
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,498
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,180
1,500	Series B, GO, 5.000%, 10/01/15	1,702

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — Continued
1,605	Series B, GO, 5.000%, 10/01/19 Harris County, Road,	1,808
1,225	Series A, GO, 4.000%, 10/01/13	1,319
2,750	Series A, GO, 5.250%, 10/01/18	3,172
2,000	Series A, GO, 5.250%, 10/01/19	2,291
3,500	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/14	3,879
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17 Longview Independent School District, Capital Appreciation, School Building,	745
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,499
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,029
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,404
	North East Independent School
	District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,470
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,383
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,471
1,025	Pharr San Juan Alamo Independent School District, GO, PSF-GTD, 5.000%, 02/01/12	1,072
	San Jacinto Community College District,
2,885	GO, 4.000%, 02/15/12	2,987
4,920	GO, 5.000%, 02/15/18	5,541
5,000	GO, 5.000%, 02/15/34	4,899
1,330	GO, AMBAC, 5.000%, 02/15/19	1,451
390	GO, AMBAC, 5.000%, 02/15/20	419
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,187
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,761
4,340	Series A, GO, 5.000%, 08/01/21	4,722
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	1,994
500	Travis County, GO, 5.000%, 03/01/12	525

		115,096

	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/28	5,348
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,465

		6,813

	Other Revenue — 0.3%
5,150	City of Houston, Junior Lien, Series A, Rev., AGM, 5.125%, 12/01/12 (p)	5,559
	Coastal Water Authority, City of Houston Projects,
200	Rev., 4.000%, 12/15/18	210
3,315	Rev., 5.000%, 12/15/23	3,474

		9,243

	Prerefunded — 1.0%
6,975	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12 (p) City of Houston, Junior Lien,	7,300
5,550	Series A, Rev., AGM, 5.750%, 12/01/32 (p)	6,194
5,000	Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,454
8,935	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/11 (p)	9,267
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,127
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,327

		30,669

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,157
945	Series C, GO, 5.000%, 02/15/22	1,073
325	Series C, GO, 5.000%, 02/15/23	364
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,565

		8,159

	Transportation — 1.1%
200	City of Laredo, International Toll Bridge, Series B, Rev., AGM, 5.000%, 10/01/13	218
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,004
3,000	Rev., 5.250%, 12/01/48	2,941
10,000	Series A, Rev., 5.000%, 12/01/16	11,452
7,660	Series A, Rev., 5.000%, 12/01/21	8,332
	Dallas-Fort Worth International
	Airport Facilities Improvement Corp.,
1,000	Series A, Rev., 5.000%, 11/01/19	1,071
2,000	Series A, Rev., 5.000%, 11/01/21	2,067

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	Transportation — Continued
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	673

		31,758

	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,325

	Water & Sewer — 1.6%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., AGM, 5.375%, 10/01/12	216
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,455
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/15	6,448
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,274
2,130	Rev., 5.000%, 06/01/16	2,403
2,230	Rev., 5.000%, 06/01/17	2,516
2,340	Rev., 5.000%, 06/01/18	2,627
2,695	Rev., 5.000%, 06/01/21	2,904
2,955	Rev., 5.000%, 06/01/23	3,110
3,405	Rev., 5.000%, 06/01/26	3,478
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,658
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,254
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,337

		47,680

	Total Texas	280,412

	Utah — 1.3%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,108
1,050	Rev., 5.000%, 12/01/20	1,146
1,100	Rev., 5.000%, 12/01/21	1,183
1,150	Rev., 5.000%, 12/01/22	1,224

		4,661

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,274
1,375	Series A, Rev., 5.000%, 12/01/16	1,570
1,000	Series A, Rev., 5.000%, 12/01/17	1,138

		3,982

	Prerefunded — 0.6%
	Utah Transit Authority,
10,000	Series A, Rev., AGM, 5.000%, 12/15/12 (p)	10,813
7,525	Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,650

		19,463

	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,872

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	7,703
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,259

		9,962

	Total Utah	39,940

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,443
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,450

	Total Vermont	6,893

	Virginia — 4.7%
	Education — 1.4%
	Virginia College Building Authority, Public Higher Education Financing Program,
7,700	Series A, Rev., 5.250%, 09/01/12 (p)	8,271
9,080	Series B, Rev., 5.000%, 09/01/17	10,383
10,050	Series B, Rev., 5.000%, 09/01/19	11,368
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,755
	Virginia Public School Authority, School Financing, 1997 Resolution,
1,900	Series A, Rev., 5.000%, 08/01/14	2,124
3,000	Series B, Rev., 5.000%, 08/01/13	3,298

		41,199

	General Obligation — 1.6%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,963
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,104
3,205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	3,360
	Commonwealth of Virginia,

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bond — Continued
	General Obligation — Continued
4,000	Series A, GO, 5.000%, 06/01/13	4,385
2,725	Series A, GO, 5.000%, 06/01/14	3,057
17,575	Series D, GO, 5.000%, 06/01/20	19,958
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/21	7,171

		47,998

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,292

	Other Revenue — 0.8%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	5,959
3,005	Series B, Rev., 4.000%, 08/01/12	3,155
5,620	Series C, Rev., 5.000%, 08/01/21	5,951
5,225	Series D, Rev., 5.000%, 08/01/17	5,974
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,845

		24,884

	Prerefunded — 0.5%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,701
3,720	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/14 (p)	4,174
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	8,067

		13,942

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,498

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,690
1,005	5.000%, 04/01/16	1,144
1,935	5.000%, 04/01/17	2,209
1,655	5.000%, 04/01/18	1,884
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,234

		10,161

	Total Virginia	141,974

	Washington — 1.6%
	General Obligation — 1.6%
	Benton County School District No. 17,
3,220	GO, 5.000%, 12/01/13	3,555
4,300	GO, 5.000%, 12/01/14	4,809
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,649
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,437
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,000
1,000	Series C, GO, 5.000%, 01/01/18	1,136
12,400	Series R-2010A, GO, 5.000%, 01/01/22	13,339
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,059
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,132

		47,116

	Hospital — 0.0% (g)
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,258

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	219

	Total Washington	48,593

	Wisconsin — 0.4%
	General Obligation — 0.4%
700	Milwaukee County, Series A, GO, NATL-RE, 5.000%, 10/01/11	721
	State of Wisconsin,
5,000	Series 3, GO, NATL-RE, 5.000%, 05/01/14	5,554
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,624

	Total Wisconsin	11,899

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/22	155

	Total Municipal Bonds (Cost $2,823,632)	2,889,818

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.8%
	Investment Company — 1.8%
54,225	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $54,225)	54,225

	Total Investments — 98.6% (Cost $2,877,857)	2,944,043

	Other Assets in Excess of Liabilities — 1.4%	42,736

	NET ASSETS — 100.0%	$2,986,779

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,902
Aggregate gross unrealized depreciation	(16,716)

Net unrealized appreciation/depreciation	$66,186

Federal income tax cost of investments	$2,877,857

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.817% at termination	CPI-U at termination	2/13/2011	500	$(19)	$—
Barclays Bank plc	2.960% at termination	CPI-U at termination	4/15/2011	20,000	(1,286)	—
Barclays Bank plc	2.970% at termination	CPI-U at termination	6/14/2011	2,000	(115)	—
Barclays Bank plc	2.940% at termination	CPI-U at termination	6/15/2011	3,000	(168)	—
Barclays Bank plc	2.890% at termination	CPI-U at termination	8/25/2011	25,000	(1,506)	—
Barclays Bank plc	2.490% at termination	CPI-U at termination	10/12/2011	50,000	(1,845)	—
Barclays Bank plc	2.030% at termination	CPI-U at termination	9/16/2012	100,000	(5,185)	—
Barclays Bank plc	2.760% at termination	CPI-U at termination	9/16/2012	1,500	(73)	—
Barclays Bank plc	3.003% at termination	CPI-U at termination	1/15/2013	20,000	(1,744)	—
Barclays Bank plc	2.855% at termination	CPI-U at termination	2/13/2013	500	(33)	—
Barclays Bank plc	2.540% at termination	CPI-U at termination	3/19/2013	50,000	(2,678)	—
Barclays Bank plc	2.950% at termination	CPI-U at termination	6/14/2013	2,000	(157)	—
Barclays Bank plc	2.923% at termination	CPI-U at termination	6/15/2013	3,000	(230)	—
Barclays Bank plc	2.573% at termination	CPI-U at termination	7/15/2013	25,000	(1,371)	—
Barclays Bank plc	2.895% at termination	CPI-U at termination	8/25/2013	25,000	(2,002)	—
Barclays Bank plc	2.573% at termination	CPI-U at termination	1/15/2014	50,000	(2,940)	—
Barclays Bank plc	2.993% at termination	CPI-U at termination	1/15/2014	25,000	(2,301)	—
Barclays Bank plc	2.920% at termination	CPI-U at termination	1/15/2015	25,000	(2,321)	—
Barclays Bank plc	3.007% at termination	CPI-U at termination	1/15/2015	20,000	(2,035)	—
Barclays Bank plc	2.610% at termination	CPI-U at termination	3/19/2015	50,000	(3,064)	—
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/2015	50,000	(2,979)	—
Barclays Bank plc	2.998% at termination	CPI-U at termination	1/15/2016	25,000	(2,478)	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	5/24/2016	50,000	232	—
Barclays Bank plc	2.943% at termination	CPI-U at termination	6/14/2016	5,000	(438)	—
Barclays Bank plc	2.930% at termination	CPI-U at termination	6/15/2016	3,000	(259)	—
Barclays Bank plc	2.680% at termination	CPI-U at termination	7/15/2016	25,000	(1,584)	—
Barclays Bank plc	2.718% at termination	CPI-U at termination	1/15/2017	50,000	(3,333)	—
Barclays Bank plc	2.220% at termination	CPI-U at termination	5/24/2017	50,000	212	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	7/6/2017	50,000	761	—
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/2019	25,000	(1,431)	—
Barclays Bank plc	2.420% at termination	CPI-U at termination	5/24/2020	25,000	266	—
BNP Paribas	1.980% at termination	CPI-U at termination	1/31/2014	100,000	105	—
BNP Paribas	1.910% at termination	CPI-U at termination	6/18/2015	50,000	381	—
BNP Paribas	2.350% at termination	CPI-U at termination	7/6/2020	25,000	484	—
Citibank, N.A.	2.285% at termination	CPI-U at termination	6/30/2018	50,000	491	—
Citibank, N.A.	2.280% at termination	CPI-U at termination	7/1/2018	50,000	519	—
Citibank, N.A.	2.420% at termination	CPI-U at termination	6/30/2020	50,000	637	—
Citibank, N.A.	2.410% at termination	CPI-U at termination	7/1/2020	50,000	685	—
Citibank, N.A.	2.330% at termination	CPI-U at termination	7/6/2020	50,000	1,056	—
Citibank, N.A.	2.470% at termination	CPI-U at termination	7/2/2022	50,000	938	—
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	6/8/2015	40,000	117	—
Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	8/3/2016	100,000	198	—
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	6/30/2020	100,000	1,363	—
Morgan Stanley Capital Services	2.220% at termination	CPI-U at termination	8/16/2020	100,000	3,578	—
Royal Bank of Scotland	2.140% at termination	CPI-U at termination	9/15/2013	100,000	(5,609)	—
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	6/28/2020	25,000	294	—
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	6/30/2020	75,000	933	—
Royal Bank of Scotland	0.036% at termination	CPI-U at termination	7/31/2029	89,000	(11,248)	—
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	7/2/2018	50,000	539	—
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	7/6/2018	50,000	758	—
Union Bank of Switzerland AG	2.140% at termination	CPI-U at termination	7/9/2018	50,000	1,064	—
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	7/1/2022	50,000	882	—

					$(43,939)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$54,225	$2,889,818	$–	$2,944,043
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$–	$16,493	$–	$16,493

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$–	$(60,432)	$–	$(60,432)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds— 107.0%
	Alaska — 0.8%
	General Obligation — 0.8%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/16	111

	Arizona — 1.4%
	General Obligation — 0.7%
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	95

	Transportation — 0.7%
90	Arizona State Transportation Board,
	Series B, Rev., 5.000%, 07/01/13 (m)	98

	Total Arizona	193

	California — 7.7%
	Education — 0.9%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	68
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/15	54

		122

	General Obligation — 1.4%
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/15	191

	Other Revenue — 0.8%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	85
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	27

		112

	Prerefunded — 4.6%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL- RE, 5.000%, 03/01/15 (p)	34
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	90
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL- RE, 4.500%, 05/01/13 (p)	32
50	San Francisco City & County Airports Commission, Second Series Issue 28B, Rev., NATL-RE, 4.750%, 05/01/12 (p)	53
175	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/12 (p)	186
215	Twin Rivers Unified School District, GO, AGM, 5.250%, 08/01/12 (p)	232

		627

	Total California	1,052

	Colorado — 3.3%
	General Obligation — 2.5%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	336

	Special Tax — 0.8%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	108

	Total Colorado	444

	Connecticut — 5.1%
	General Obligation — 5.1%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	173
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	287
200	Town of Trumbull, GO, 5.000%, 09/15/16	228

	Total Connecticut	688

	District of Columbia — 1.0%
	Education — 0.8%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	111

	General Obligation — 0.2%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	22

	Total District of Columbia	133

	Florida — 3.6%
	Other Revenue — 2.0%
185	Florida State Department of Transportation, Series A, Rev., 4.000%, 07/01/18	193
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/18	85

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued

		278

	Transportation — 1.4%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/14	135
50	Florida State Turnpike Authority, Department of Transportation, Series B, Rev., AMBAC, 5.000%, 07/01/11	51

		186

	Water & Sewer — 0.2%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	28

	Total Florida	492

	Georgia — 5.0%
	Certificate of Participation/Lease — 1.8%
225	Metropolitan Atlanta Rapid Transit Authority, Second Indenture Series, COP, NATL-RE, 5.000%, 01/01/13 (p)	243

	General Obligation — 2.8%
	State of Georgia,
155	Series B, GO, 5.000%, 07/01/11 (p)	158
50	Series D, GO, 4.000%, 08/01/11	51
150	Series D, GO, 5.250%, 10/01/15	174

		383

	Water & Sewer — 0.4%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	60

	Total Georgia	686

	Hawaii — 1.5%
	Prerefunded — 1.5%
200	City & County of Honolulu, Series A, GO, 6.000%, 01/01/12 (p)	210

	Idaho — 0.4%
	Water & Sewer — 0.4%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	57

	Illinois — 2.2%
	General Obligation — 0.9%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	64
60	Cook-Kane Lake & McHenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.000%, 12/01/11	62

		126

	Prerefunded — 1.3%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	176

	Total Illinois	302

	Indiana — 0.8%
	Education — 0.8%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	113

	Iowa — 0.5%
	Water & Sewer — 0.5%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	72

	Kansas — 2.2%
	General Obligation — 2.2%
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	297

	Louisiana — 1.6%
	Industrial Development Revenue/Pollution
	Control Revenue — 1.6%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/26	214

	Maryland — 2.1%
	General Obligation — 1.3%
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	116
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	55

		171

	Transportation — 0.8%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	110

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued

	Total Maryland	281

	Massachusetts — 4.7%
	Certificate of Participation/Lease — 2.8%
350	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., COP, 5.250%, 07/01/27	380

	Education — 0.8%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	111

	General Obligation — 0.3%
35	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, 5.000%, 05/01/13	38

	Prerefunded — 0.8%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	111

	Total Massachusetts	640

	Michigan — 1.3%
	Education — 0.6%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	80

	Prerefunded — 0.7%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q- SBLF, 5.000%, 11/01/12 (p)	92

	Total Michigan	172

	Minnesota — 1.7%
	Other Revenue — 1.7%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	230

	Mississippi — 0.7%
	Prerefunded — 0.7%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	92

	Missouri — 4.9%
	General Obligation — 3.5%
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/20	194
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	277

		471

	Transportation — 0.8%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	107

	Water & Sewer — 0.6%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	85

	Total Missouri	663
	New Jersey — 1.1%
	Transportation — 1.1%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	84
60	Series A, Rev., 5.500%, 12/15/21	64

	Total New Jersey	148

	New Mexico — 5.3%
	Other Revenue — 5.3%
300	Bernalillo County, Gross Receipts Tax Revenue, Rev., AMBAC, 5.250%, 10/01/26 (m)	326
125	New Mexico Finance Authority, State Transportation, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	142
200	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/20	224
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	33

	Total New Mexico	725

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — 11.6%
	Education — 0.8%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	108

	General Obligation — 4.2%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15 (m)	54
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	220
75	City of White Plains, Public Improvement, Series A, GO, 4.400%, 05/15/11 (p)	76
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	82
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	109
35	Valhalla Union Free School District, GO, AGM, 5.000%, 03/15/11 (p)	35

		576

	Industrial Development Revenue/Pollution Control Revenue — 2.3%
280	City of New York, Series E-1, GO, 6.250%, 10/15/28	305

	Other Revenue — 2.0%
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	53
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	111
100	Triborough Bridge & Tunnel Authority, Sub Series D, Rev., 5.000%, 11/15/18	111

		275

	Special Tax — 0.8%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	110

	Water & Sewer — 1.5%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	198

	Total New York	1,572

	North Carolina — 4.1%
	Certificate Of Participation/Lease — 0.5%
65	Cabarrus County, COP, 5.250%, 02/01/14	70

	Transportation — 3.6%
	State of North Carolina,
150	Rev., NATL-RE, 5.000%, 03/01/12	157
300	Rev., NATL-RE, 5.000%, 03/01/13	325

		482

	Total North Carolina	552
	Ohio — 1.7%
	General Obligation — 1.7%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	114
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	113

	Total Ohio	227

	Oklahoma — 2.4%
	Education — 2.4%
300	Oklahoma Capital Improvement Authority, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/13	327

	Oregon — 1.4%
	Other Revenue — 1.4%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/21	192

	Pennsylvania — 5.1%
	Education — 1.4%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	194

	General Obligation — 2.1%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12 (m)	54
200	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16 (p)	230

		284

	Other Revenue — 0.8%
100	Bucks County Water & Sewer Authority, Series A, Rev., AMBAC, 5.000%, 06/01/12 (p)	106

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.8%
100	City of Philadelphia, Water & Wastewater, Series A, Rev., NATL- RE, FGIC, 5.500%, 11/01/11	103

	Total Pennsylvania	687

	Tennessee — 2.5%
	General Obligation — 0.4%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/20	55

	Other Revenue — 2.1%
250	City of Memphis, Rev., 5.000%, 12/01/17	284

	Total Tennessee	339

	Texas — 8.8%
	Education — 1.4%
85	Texas A&M University, Financing System, Series B, Rev., 5.375%, 05/15/11	86
100	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/12	107

		193

	General Obligation — 0.6%
75	City of El Paso, Series A, GO, NATL- RE, 4.750%, 08/15/23	77

	Other Revenue — 2.8%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	224
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	161

		385

	Prerefunded — 1.2%
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	79
75	University of Texas, Series A, Rev., 6.250%, 01/01/13 (p)	83

		162

	Transportation — 0.4%
50	Harris County, Senior Lien, Toll Road, Rev., AGM, 5.375%, 08/15/11	51

	Utility — 0.4%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	56

	Water & Sewer — 2.0%
50	City of Houston, Utilities System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/15	57
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	75
100	Trinity River Authority, Rev., 5.000%, 08/01/14	111

		272

	Total Texas	1,196

	Utah — 0.6%
	Other Revenue — 0.6%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14 (p)	84

	Vermont — 0.3%
	Utility — 0.3%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	39

	Virginia — 1.7%
	General Obligation — 1.3%
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	173

	Other Revenue — 0.4%
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	55

	Total Virginia	228

	Washington — 2.9%
	General Obligation — 2.5%
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	29
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	316

		345

	Transportation — 0.2%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	27

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 0.2%
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	23

	Total Washington	395

	Wisconsin — 5.0%
	General Obligation — 2.7%
50	Northland Pines School District, GO, AGM, 5.000%, 04/01/12	52
300	State of Wisconsin, Series 1, GO, 4.000%, 11/01/13	323

		375

	Other Revenue — 2.3%
300	State of Wisconsin, Series A, Rev., 5.000%, 07/01/26	309

	Total Wisconsin	684

	Total Municipal Bonds (Cost $14,293)	14,537

	Total Investments — 107.0% (Cost $14,293)	14,537
	Liabilities in Excess of Other Assets — (7.0)%	(957)

	NET ASSETS — 100.0%	$13,580

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375
Aggregate gross unrealized depreciation	(131)

Net unrealized appreciation/depreciation	$244

Federal income tax cost of investments	$14,293

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$14,537	$—	$14,537
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$73	$—	$73
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(259)	$—	$(259)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated in Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

Inflation-Linked Swaps
(Amounts in thousands)	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.573% at termination	CPI-U at termination	1/15/2014	$1,000	$(59)	$—
Barclays Bank plc	2.610% at termination	CPI-U at termination	3/19/2015	1,500	(92)	—
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/2015	500	(30)	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	5/24/2016	5,000	23	—
BNP Paribas	1.980% at termination	CPI-U at termination	1/31/2014	1,000	1	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	8/26/2015	1,000	35	—
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	7/31/2013	1,000	(78)	—
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	6/28/2025	1,000	14	—

					$(186)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.4%
Consumer Discretionary — 13.7%
	Auto Components — 2.0%
127	Johnson Controls, Inc.	4,862

	Automobiles — 0.8%
57	General Motors Co. (a)	2,062

	Hotels, Restaurants & Leisure — 2.0%
38	Royal Caribbean Cruises Ltd. (a)	1,700
69	Yum! Brands, Inc.	3,244

		4,944

	Household Durables — 0.3%
31	Lennar Corp., Class A	600

	Internet & Catalog Retail — 1.4%
20	Amazon.com, Inc. (a)	3,368

	Media — 4.2%
59	Comcast Corp., Class A	1,336
177	Time Warner, Inc.	5,565
84	Walt Disney Co. (The)	3,273

		10,174

	Specialty Retail — 1.6%
23	Advance Auto Parts, Inc.	1,498
14	Lowe’s Cos., Inc.	348
97	Staples, Inc.	2,154

		4,000

	Textiles, Apparel & Luxury Goods — 1.4%
32	Coach, Inc.	1,749
20	NIKE, Inc., Class B	1,685

		3,434

	Total Consumer Discretionary	33,444

Consumer Staples — 6.6%
	Beverages — 0.9%
36	PepsiCo, Inc.	2,314

	Food & Staples Retailing — 1.5%
77	CVS Caremark Corp.	2,622
35	Sysco Corp.	1,028

		3,650

	Food Products — 1.3%
22	Campbell Soup Co.	753
47	General Mills, Inc.	1,642
16	Kellogg Co.	794

		3,189

	Household Products — 2.9%
22	Colgate-Palmolive Co.	1,655
85	Procter & Gamble Co. (The)	5,385

		7,040

	Total Consumer Staples	16,193

Energy — 13.6%
	Energy Equipment & Services — 1.6%
38	Baker Hughes, Inc.	2,628
15	National Oilwell Varco, Inc.	1,118

		3,746

	Oil, Gas & Consumable Fuels — 12.0%
12	Anadarko Petroleum Corp.	913
40	Apache Corp.	4,802
53	ConocoPhillips	3,781
26	Devon Energy Corp.	2,279
27	EOG Resources, Inc.	2,842
117	Exxon Mobil Corp.	9,455
55	Occidental Petroleum Corp.	5,302

		29,374

	Total Energy	33,120

Financials — 14.1%
	Capital Markets — 4.0%
24	Goldman Sachs Group, Inc. (The)	3,922
57	Invesco Ltd.	1,417
62	Morgan Stanley	1,834
37	State Street Corp.	1,737
44	TD AMERITRADE Holding Corp.	901

		9,811

	Commercial Banks — 3.7%
64	BB&T Corp.	1,763
78	Fifth Third Bancorp	1,162
53	U.S. Bancorp	1,432
142	Wells Fargo & Co.	4,588

		8,945

	Consumer Finance — 0.4%
23	American Express Co.	979

	Diversified Financial Services — 3.4%
246	Bank of America Corp.	3,374
893	Citigroup, Inc. (a)	4,305
2	CME Group, Inc.	704

		8,383

	Insurance — 2.6%
23	ACE Ltd., (Switzerland)	1,387
37	MetLife, Inc.	1,699
53	Prudential Financial, Inc.	3,247

		6,333

	Total Financials	34,451

Health Care — 9.4%
	Biotechnology — 2.1%
13	Alexion Pharmaceuticals, Inc. (a)	1,107
17	Biogen Idec, Inc. (a)	1,141
35	Celgene Corp. (a)	1,783
34	Dendreon Corp. (a)	1,197

		5,228

	Health Care Equipment & Supplies — 0.5%
26	Covidien plc, (Ireland)	1,253

	Health Care Providers & Services — 1.6%
47	Cardinal Health, Inc.	1,945
31	UnitedHealth Group, Inc.	1,278
10	WellPoint, Inc. (a)	604

		3,827

	Pharmaceuticals — 5.2%
75	Abbott Laboratories	3,376

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Pharmaceuticals — Continued
98	Merck & Co., Inc.	3,245
328	Pfizer, Inc.	5,970

		12,591

	Total Health Care	22,899

Industrials — 9.8%
	Aerospace & Defense — 3.1%
48	Honeywell International, Inc.	2,693
60	United Technologies Corp.	4,914

		7,607

	Construction & Engineering — 0.5%
18	Fluor Corp.	1,272

	Industrial Conglomerates — 2.4%
17	3M Co.	1,497
95	General Electric Co.	1,914
53	Tyco International Ltd., (Switzerland)	2,393

		5,804

	Machinery — 1.5%
67	PACCAR, Inc.	3,781

	Road & Rail — 2.3%
91	Norfolk Southern Corp.	5,565

	Total Industrials	24,029

Information Technology — 21.9%
	Communications Equipment — 5.1%
272	Cisco Systems, Inc. (a)	5,757
77	Juniper Networks, Inc. (a)	2,842
71	QUALCOMM, Inc.	3,829

		12,428

	Computers & Peripherals — 4.8%
27	Apple, Inc. (a)	9,216
66	EMC Corp. (a)	1,645
19	SanDisk Corp. (a)	859

		11,720

	Internet Software & Services — 1.4%
11	Baidu, Inc., (China), ADR (a)	1,188
4	Google, Inc., Class A (a)	2,143

		3,331

	IT Services — 3.2%
32	Cognizant Technology Solutions Corp., Class A (a)	2,338
24	International Business Machines Corp.	3,829
6	MasterCard, Inc., Class A	1,536

		7,703

	Semiconductors & Semiconductor Equipment — 2.1%
26	Broadcom Corp., Class A	1,172
24	Lam Research Corp. (a)	1,178
42	Novellus Systems, Inc. (a)	1,510
43	Xilinx, Inc.	1,398

		5,258

	Software — 5.3%
14	Citrix Systems, Inc. (a)	878
284	Microsoft Corp.	7,872
130	Oracle Corp.	4,157

		12,907

	Total Information Technology	53,347

Materials — 5.7%
	Chemicals — 3.5%
76	Dow Chemical Co. (The)	2,683
113	E.l. du Pont de Nemours & Co.	5,714

		8,397

	Metals & Mining — 2.2%
50	Freeport-McMoRan Copper & Gold, Inc.	5,415

	Total Materials	13,812

Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.2%
55	AT&T, Inc.	1,523
111	Verizon Communications, Inc.	3,970

		5,493

	Wireless Telecommunication Services — 0.6%
309	Sprint Nextel Corp. (a)	1,397

	Total Telecommunication Services	6,890

Utilities — 1.8%
	Electric Utilities — 1.4%
28	NextEra Energy, Inc.	1,512
50	Southern Co.	1,872

		3,384

	Multi-Utilities — 0.4%
20	Sempra Energy	1,017

	Total Utilities	4,401

	Total Common Stocks (Cost $167,583)	242,586

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
375	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $377)	377

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
1,577	JPMorgan Prime Money Market Fund, Institutional Class Shares,
	0.110% (b) (l) (m) (Cost $1,577)	1,577

	Total Investments — 100.2% (Cost $169,537)	244,540
	Liabilities in Excess of Other Assets — (0.2)%	(447)

	NET ASSETS — 100.0%	$244,093

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini S&P 500	03/18/11	$256	$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,399
Aggregate gross unrealized depreciation	(396)

Net unrealized appreciation/depreciation	$75,003

Federal income tax cost of investments	$169,537

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$244,163	$377	$—	$244,540
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 31, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
March 31, 2011